1933 Act Registration No. 33-11351
                                                      1940 Act File No. 811-4978

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]
   Post-Effective Amendment No. 86                                      [X]

                               and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]
   Amendment No. 87                                                     [X]

                             COLUMBIA FUNDS TRUST XI

               (Exact Name of Registrant as Specified in Charter)

                One Financial Center, Boston, Massachusetts 02111
        (Address of Principal Executive Offices)              (Zip Code)

       Registrant's Telephone Number, including Area Code: 1-800-225-2365

Name and Address of Agent for                   Copy to:
Service:                                        ------------------------------
----------------------------------
R. Scott Henderson, Esq.                   John M. Loder, Esq.
Columbia Management Advisors, Inc.         Ropes & Gray
One Financial Center                       One International Place
Boston, Massachusetts 02111                Boston, Massachusetts 02110-2624

                                           Cameron S. Avery, Esq.
                                           Bell, Boyd & Lloyd LLC
                                           70 West Madison Street, Suite 3300
                                           Chicago, IL 60602-4207

                    (Name and Address of Agents for Service)
It is proposed that this filing will become effective (check appropriate box):
[ ] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[X] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
[    ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

COLUMBIA YOUNG INVESTOR(SM) FUND         Prospectus, February 1, 2005


CLASS A, B AND C SHARES

Advised by Columbia Management Advisors, Inc.


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TABLE OF CONTENTS


THE FUND                                                2
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Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   4
Your Expenses........................................   6

YOUR ACCOUNT                                            8
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How to Buy Shares....................................   8
Sales Charges........................................   9
How to Exchange Shares...............................  14
How to Sell Shares...................................  14
Fund Policy on Trading of Fund Shares................  15
Distribution and Service Fees........................  16
Other Information About Your Account.................  17
Educational Materials................................  19

MANAGING THE FUND                                      20
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Investment Advisor...................................  20
Portfolio Managers...................................  20

OTHER INVESTMENT
STRATEGIES AND RISKS                                   21
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FINANCIAL HIGHLIGHTS                                   22
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Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

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  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term growth.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests primarily in common stocks believed to have long-term growth potential. Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks of companies that the Fund's investment advisor believes affect the lives of children or teenagers. The Fund's investments are diversified among industries and market sectors. The Fund seeks to invest in companies that produce products or provide services that the advisor believes children or teenagers use, are aware of, or have an interest in. These companies may include, but are not limited to, computer hardware or software manufacturers, Internet service providers and companies in the apparel, entertainment, retail, financial services and personal care products industries. The Fund may invest in companies of any size, including smaller emerging companies. The Fund may invest up to 25% of its total assets in foreign stocks.

To select investments for the Fund, the advisor looks for companies that are market leaders with growing market share in their respective industries, have strong financial balance sheets and experienced management teams, have products and services that give the company a competitive advantage, and have stock prices which the advisor believes are reasonable relative to the assets and earning power of the company.

The Fund also has an educational objective. It seeks to teach children and teenagers about mutual funds, basic economic principles and personal finance through a variety of educational materials (such as newsletters and activity books). The materials are paid for by the Fund and distributed to shareholders on a regular basis.

The advisor may sell a portfolio holding if the security reaches the advisor's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The advisor may also sell a portfolio holding to fund redemptions.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."


PRINCIPAL INVESTMENT RISKS

--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) that could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset

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 2

THE FUND

classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Sector risk is inherent in the Fund's investment strategy. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a large portion of its assets invested in a particular sector.


Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.



Small or mid-cap companies may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stocks.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                            ----

THE FUND

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for its Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.


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              UNDERSTANDING PERFORMANCE


              CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.



              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.



              The Fund's returns are compared to the Russell 3000 Index, an unmanaged index that tracks the performance of the 3000 largest U.S. companies based on total market capitalization. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

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 4

THE FUND

CALENDAR YEAR TOTAL RETURNS (CLASS A)(1)


                                  (BAR CHART)

                       39.79%     35.10%     26.28%     17.65%     31.69%                                      27.30%
                                                                              -10.05%    -21.99%    -24.55%
                        1995       1996       1997       1998       1999       2000       2001       2002       2003       2004




                                                          For the periods shown in bar chart:
                                                          Best quarter:
                                                          Worst quarter:

 (1) The calendar year total returns shown for Class A shares include the returns of the Fund's Class Z (the oldest existing Fund class) shares for periods prior to July 29, 2002, the date on which Class A shares were initially offered by the Fund. Class A shares generally would have had substantially similar returns because they would have been invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class A shares exceed expenses paid by Class Z shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004



                                                              INCEPTION
                                                                DATE            1 YEAR          5 YEARS         10 YEARS
Class A (%)                                                    7/29/02
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and Sale of Fund
  Shares
------------------------------------------------------------------------------------------------------------------------
Class B (%)                                                    7/29/02
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and Sale of Fund
  Shares
------------------------------------------------------------------------------------------------------------------------
Class C (%)                                                    7/29/02
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and Sale of Fund
  Shares
------------------------------------------------------------------------------------------------------------------------
Russell 3000 Index (%)                                           N/A



 (1) Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares (the oldest existing Fund class) for periods prior to their inception (adjusted to reflect the sales charges applicable to Class A, Class B and Class C, respectively). These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower.



 (2) Performance information is from April 30, 1994.


                                                                            ----

THE FUND

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

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UNDERSTANDING EXPENSES

              SALES CHARGES are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.


              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.


              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions

              - Class B shares convert to Class A shares after eight years
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SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)



                                                                CLASS A         CLASS B         CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                          5.75            0.00            0.00
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Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                                1.00(2)         5.00            1.00
-------------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)              (3)             (3)             (3)



 (1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.



 (2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.



 (3) There is a $7.50 charge for wiring sale proceeds to your bank.


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 6

THE FUND

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


                                                                CLASS A         CLASS B         CLASS C
Management fee(1) (%)
-------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)
-------------------------------------------------------------------------------------------------------
Other expenses (%)(2)(3)(4)
-------------------------------------------------------------------------------------------------------
Total annual fund operating expenses (%)(3)(4)



 (1) The Fund pays a management fee of  % and an administration fee of  %.



 (2) The Fund's advisor has voluntarily agreed to reimburse the Fund for certain expenses so that the transfer agency fees for each of Class A, B and C will not exceed %. This arrangement may be modified or terminated by the advisor at any time.



 (3) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.



 (4) The  Fund's distributor  has voluntarily agreed  to waive a  portion of the
     12b-1 fee for  Class A shares  so that it  does not exceed   %. If  this
     waiver were reflected in the table, other expenses for each share class would be %, the 12b-1 fee for Class A shares would be % and total annual fund operating expenses for Class A, B and C shares would be %,
      % and %, respectively (taking into account the fee waiver discussed in footnote (2) above). This arrangement may be modified or terminated by the distributor at any time.



EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)



CLASS                                                            1 YEAR         3 YEARS         5 YEARS         10 YEARS
Class A
------------------------------------------------------------------------------------------------------------------------
Class B:  did not sell your shares
          sold all your shares at
          the end of the period
------------------------------------------------------------------------------------------------------------------------
Class C:  did not sell your shares
          sold all your shares at
          the end of the period


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YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

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INVESTMENT MINIMUMS


                   INITIAL MINIMUMS:
                   Initial Investment..........................................  $1,000
                   Automatic Investment Plan...................................  $   50
                   Retirement Plan.............................................  $   25



                   The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

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OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                       time. Your financial advisor may charge you fees for
                       executing the purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts, send a completed application and check
(new account)          made payable to the Fund to the transfer agent, Columbia
                       Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts, fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                       Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
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By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for
                       shares of the same class (and, in some cases, certain other classes) of the Fund at no additional cost. There may be an additional sales charge if exchanging from a money market
                       fund. To exchange by telephone, call 1-800-422-3737.
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By wire                You may purchase shares of the Fund by wiring money from
                       your bank account to your Fund account. To wire funds to
                       your Fund account, call 1-800-422-3737 for wiring
                       instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application.
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Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
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Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       shares of the same class of the Fund at no additional cost.
                       Exchanges will continue so long as your fund balance is
                       sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the
                       $100 minimum) by calling 1-800-345-6611. There may be an
                       additional sales charge if exchanging from a money market
                       fund. Be sure to complete the appropriate section of the
                       account application for this feature.
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By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares (and, in some
                       cases, certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if
                       exchanging from a money market fund. To invest your
                       dividends in the Fund, call 1-800-345-6611.


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 8

YOUR ACCOUNT

SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information.


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              CHOOSING A SHARE CLASS

              The Fund offers three classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

              The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a
              separate prospectus provided to eligible institutional and other investors.
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CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the tables below.

CLASS A SALES CHARGES


                                                                                                      % OF OFFERING
                                                                AS A % OF                                 PRICE
                                                                THE PUBLIC           AS A %            RETAINED BY
                                                                 OFFERING           OF YOUR             FINANCIAL
AMOUNT PURCHASED                                                  PRICE            INVESTMENT            ADVISOR
Less than $50,000                                                  5.75               6.10                5.00
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$50,000 to less than $100,000                                      4.50               4.71                3.75
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$100,000 to less than $250,000                                     3.50               3.63                2.75
-------------------------------------------------------------------------------------------------------------------
$250,000 to less than $500,000                                     2.50               2.56                2.00
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$500,000 to less than $1,000,000                                   2.00               2.04                1.75
-------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                                                 0.00               0.00                0.00


Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

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YOUR ACCOUNT

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                                                     COMMISSION %
Less than $3 million                                                     1.00
---------------------------------------------------------------------------------
$3 million to less than $5 million                                       0.80
---------------------------------------------------------------------------------
$5 million to less than $25 million                                      0.50
---------------------------------------------------------------------------------
$25 million or more                                                      0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

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              UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

              Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your
              shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the
              time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the
              longest.
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REDUCED SALES CHARGES FOR LARGER INVESTMENTS


  A. What are the principal ways to obtain a breakpoint discount?



There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.



RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.



STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost


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 10

YOUR ACCOUNT


(i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information. Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date the Statement of Intent is received by the Fund.



  B. What accounts are eligible for breakpoint discounts?



The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:



- Individual accounts



- Joint accounts



- Certain IRA accounts



- Certain trusts



- UTMA/UGMA accounts



For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.



  C. How do I obtain a breakpoint discount?



The steps necessary to obtain a breakpoint discount depends on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.



  D. How can I obtain more information about breakpoint discounts?



Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.


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YOUR ACCOUNT

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

PURCHASES OF LESS THAN $250,000:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   5.00
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Through second year                                                  4.00
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Through third year                                                   3.00
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Through fourth year                                                  3.00
-------------------------------------------------------------------------------
Through fifth year                                                   2.00
-------------------------------------------------------------------------------
Through sixth year                                                   1.00
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Longer than six years                                                0.00


Commission to financial advisors is 4.00%.


Automatic conversion to Class A shares occurs eight years after purchase.


You can pay a lower CDSC and reduce the period during which a CDSC would apply when making purchases of Class B shares through a financial advisor that participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation (as described above) apply, so that if the combined value of the eligible Fund accounts in all classes maintained by you and each member of your immediate family (as defined above), together with the value of your current purchase, is at or above a discount level, your current purchase will be subject to a lower CDSC and the applicable reduced holding period, provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. This Class B share discount program for larger purchases (as further described in the charts below) is not applicable to Class B shares received by former Galaxy Fund Prime B shareholders in connection with the reorganization of the former Galaxy Fund.


----
 12

YOUR ACCOUNT

PURCHASES OF $250,000 TO LESS THAN $500,000:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   3.00
-------------------------------------------------------------------------------
Through second year                                                  2.00
-------------------------------------------------------------------------------
Through third year                                                   1.00
-------------------------------------------------------------------------------
Longer than three years                                              0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   3.00
-------------------------------------------------------------------------------
Through second year                                                  2.00
-------------------------------------------------------------------------------
Through third year                                                   1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor that does not participate in the program to one that does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a non-participating fund or to a financial advisor that does not participate in the program, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.

                                                                            ----

YOUR ACCOUNT

CLASS C SALES CHARGES

                                                                     % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                        SHARES ARE SOLD
Through first year                                                        1.00
------------------------------------------------------------------------------------
Longer than one year                                                      0.00

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

----
 14

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class (and in some cases, certain other classes) of another fund
                       distributed by Columbia Funds Distributor, Inc. at no
                       additional cost. To exchange by telephone, call
                       1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                       notified the Fund of an address change within the previous
                       30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                       retirement accounts. For details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                       address below. In your letter of instruction, note the
                       Fund's name, share class, account number, and the dollar
                       value or number of shares you wish to sell. All account
                       owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the
                       Medallion Signature Guarantee Program for amounts over
                       $100,000 or for alternate payee or mailing instructions.
                       Additional documentation is required for sales by
                       corporations, agents, fiduciaries, surviving joint owners
                       and individual retirement account owners. For details, call
                       1-800-345-6611.
                       Mail your letter of instruction to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By wire                You may sell shares of the Fund and request that the
                       proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the
                       appropriate section of the account application for this
                       feature.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                       available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested.
                       Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares of the Fund and request that the
funds transfer         proceeds be electronically transferred to your bank.
                       Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.



The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.


                                                                            ----

YOUR ACCOUNT


The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain funds impose a redemption fee on the proceeds of fund shares that are redeemed or exchanged within 60 days of their purchase.



For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.



Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.



The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.



The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.


DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

RULE 12B-1 PLAN The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, B and C shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The distributor has voluntarily agreed to waive a portion of the Class A share distribution fee so that it does not exceed 0.05% annually. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account -- Sales Charges" for the conversion schedules applicable to Class B shares.


----
 16

YOUR ACCOUNT


ADDITIONAL INTERMEDIARY COMPENSATION In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.



Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts; (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.



In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.



In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. PLEASE ALSO CONTACT YOUR FINANCIAL SERVICE FIRM OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY RECEIVE.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However,

                                                                            ----

YOUR ACCOUNT

where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.


ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.


SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------


DISTRIBUTION OPTIONS The Fund distributes any dividends and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

----
 18

YOUR ACCOUNT

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
  transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.


TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

EDUCATIONAL MATERIALS
--------------------------------------------------------------------------------
The Fund provides educational materials such as a newsletter and an activity book to all Fund shareholders. The materials are designed to teach children and teenagers basic investing principles. The Fund also sends investors an owner's manual. The educational materials and the owner's manual are paid for by the Fund.

                                                                            ----

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.



For the 2004 fiscal year, advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to % of average daily net assets of the Fund.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

PAUL BLAUSTEIN, senior vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since October, 2003. Mr. Blaustein has been associated with Columbia Management since October, 2003. Prior to joining Columbia Management in October, 2003, Mr. Blaustein was the portfolio manager of the Atlantic Whitehall Growth Fund, and with Atlantic Whitehall Funds Trust since 1997.



GREGORY M. MILLER, senior vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since June, 2003. Mr. Miller has been associated with Columbia Management or its predecessors since 1985.



MICHAEL WELHOELTER, senior vice president of Columbia Management, is a co-manager of the Fund and has co-managed the Fund since June, 2003. Mr. Welhoelter has been associated with Columbia Management or its predecessors since 2001. Prior to joining Columbia Management, he was a portfolio manager with Credit Suisse Asset Management for the Long/Short Market Neutral product and the Large Cap Core product in the Structured Products Group. Prior to joining Credit Suisse Asset Management, he was a portfolio manager and quantitative research analyst at Chancellor/LGT Asset Management.


----
 20

OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and their associated risks are described under "The Fund -- Principal Investment Strategies" and "The Fund -- Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices and their associated risks are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). The advisor may elect not to buy any of these securities or use any of these techniques. The Fund may not always achieve its investment goal. Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

There are no limits on turnover. Turnover may vary significantly from year to year. The advisor does not expect it to exceed 100% under normal conditions. The Fund generally intends to purchase securities for long-term investment, although, to a limited extent, it may purchase securities in anticipation of relatively short-term price gains. The Fund will also sell securities without regard to turnover if it believes that developments within specific issuers, sectors or the market as a whole so warrant. Portfolio turnover typically results in transaction costs and produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's total return.


TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

                                                                            ----

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's fiscal years since inception, which run from October 1 to September 30, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial
statements, which have been audited by [             ], an
independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report containing those financial statements by calling 1-800-426-3750.


THE FUND


                                                              YEAR ENDED            YEAR ENDED           PERIOD ENDED
                                                             SEPTEMBER 30,         SEPTEMBER 30,         SEPTEMBER 30,
                                                                 2004                  2003                 2002
                                                              Class A               Class A               Class A
                                                                ------                ------                ------







----
 22

FINANCIAL HIGHLIGHTS

THE FUND


                                                                 YEAR ENDED            YEAR ENDED         PERIOD ENDED
                                                                SEPTEMBER 30,         SEPTEMBER 30,       SEPTEMBER 30,
                                                                    2004                  2003               2002
                                                                  Class B               Class B            Class B
                                                                    -------               -------              -----







                                                                            ----

FINANCIAL HIGHLIGHTS

THE FUND


                                                                 YEAR ENDED            YEAR ENDED         PERIOD ENDED
                                                                SEPTEMBER 30,         SEPTEMBER 30,       SEPTEMBER 30,
                                                                    2004                  2003               2002
                                                                 Class C               Class C             Class C
                                                                   ------                ------              ------







----
 24

NOTES

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FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.



You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:


Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:


Columbia Funds Trust XI: 811-4978



- Columbia Young Investor Fund


--------------------------------------------------------------------------------

(ColumbiaFunds Logo)
         A Member of Columbia Management Group

         (C)2004 Columbia Funds Distributor, Inc.
         One Financial Center, Boston, MA 02111-2621

         800.426.3750  www.columbiafunds.com

COLUMBIA YOUNG INVESTOR(SM) FUND               Prospectus, February 1, 2005



CLASS Z SHARES

Advised by Columbia Management Advisors, Inc.


--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   3
Your Expenses........................................   5
YOUR ACCOUNT                                            7
---------------------------------------------------------
How to Buy Shares....................................   7
Eligible Investors...................................   8
Sales Charges........................................   9
How to Exchange Shares...............................   9
How to Sell Shares...................................   9
Fund Policy on Trading of Fund Shares................  10
Intermediary Compensation............................  11
Other Information About Your Account.................  12
Educational Materials................................  14

MANAGING THE FUND                                      15
---------------------------------------------------------
Investment Advisor...................................  15
Portfolio Managers...................................  15

OTHER INVESTMENT
STRATEGIES AND RISKS                                   16
---------------------------------------------------------

FINANCIAL HIGHLIGHTS                                   17
---------------------------------------------------------


Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term growth.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests primarily in common stocks believed to have long-term growth potential. Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks of companies that the Fund's investment advisor believes affect the lives of children or teenagers. The Fund's investments are diversified among industries and market sectors. The Fund seeks to invest in companies that produce products or provide services that the advisor believes children or teenagers use, are aware of, or have an interest in. These companies may include, but are not limited to, computer hardware or software manufacturers, Internet service providers and companies in the apparel, entertainment, retail, financial services and personal care products industries. The Fund may invest in companies of any size, including smaller emerging companies. The Fund may invest up to 25% of its total assets in foreign stocks.

To select investments for the Fund, the advisor looks for companies that are market leaders with growing market share in their respective industries, have strong financial balance sheets and experienced management teams, have products and services that give the company a competitive advantage, and have stock prices which the advisor believes are reasonable relative to the assets and earning power of the company.

The Fund also has an educational objective. It seeks to teach children and teenagers about mutual funds, basic economic principles and personal finance through a variety of educational materials (such as newsletters and activity books). The materials are paid for by the Fund and distributed to shareholders on a regular basis.

The advisor may sell a portfolio holding if the security reaches the advisor's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The advisor may also sell a portfolio holding to fund redemptions.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."


PRINCIPAL INVESTMENT RISKS

--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) that could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and

----
 2

THE FUND

developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Sector risk is inherent in the Fund's investment strategy. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a large portion of its assets invested in a particular sector.


Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.



Small- or mid-cap companies may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stocks.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of a broad measure of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.


                                                                            ----

THE FUND

             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE


              CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.



              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.



              The Fund's returns are compared to the Russell 3000 Index, an unmanaged index that tracks the performance of the 3000 largest U.S. companies based on total market capitalization. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

             -------------------------------------------------------------------

CALENDAR YEAR TOTAL RETURNS (CLASS Z)


                                  (BAR CHART)

                       39.79%     35.10%     26.28%     17.65%     31.69%                                      27.36%
                                                                              -10.05%    -21.99%    -24.58%
                        1995       1996       1997       1998       1999       2000       2001       2002       2003       2004



                                                                                         For the periods shown in bar chart:
                                                                                         Best quarter:
                                                                                         Worst quarter:

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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 4

THE FUND


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004



                                                              INCEPTION
                                                                DATE            1 YEAR          5 YEARS         10 YEARS
Class Z (%)                                                    4/29/94
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and Sale of Fund
  Shares
------------------------------------------------------------------------------------------------------------------------
Russell 3000 Index %                                             N/A


 (1) Performance information is from April 30, 1994.

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------
UNDERSTANDING EXPENSES


              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.


              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions
             -------------------------------------------------------------------


SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)



Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                         0.00
--------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                               0.00
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Redemption fee (%)
(as a percentage of amount redeemed, if applicable)             (2)



 (1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.



 (2) There is a $7.50 charge for wiring sale proceeds to your bank.


                                                                            ----

THE FUND

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


Management fee(1) (%)
--------------------------------------------------------------------
Distribution and service (12b-1) fees (%)
--------------------------------------------------------------------
Other expenses(2)(3) (%)
--------------------------------------------------------------------
Total annual fund operating expenses(2)(3) (%)



 (1) The Fund pays a management fee of  % and an administration fee of  %.



 (2) The Fund's advisor has voluntarily agreed to reimburse the Fund for certain expenses so that the transfer agency fees for Class Z shares will not exceed %. If this waiver were reflected in the table, other expenses for Class Z shares would be % and total annual fund operating expenses for Class Z shares would be %. This arrangement may be modified or terminated by the advisor at any time.



 (3) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


  1 YEAR   3 YEARS   5 YEARS   10 YEARS



----
 6

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with Columbia Funds Services, Inc. or your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                       time. Your financial advisor may charge you fees for
                       executing the purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts, send a completed application and check
(new account)          made payable to the Fund to Columbia Funds Services, Inc.,
                       P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts, fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund and mailed to
                       Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA
                       02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for
                       shares of the same class of the Fund at no additional cost.
                       To exchange by telephone, call 1-800-422-3737. Please see
                       "How to Exchange Shares" for more information.
-----------------------------------------------------------------------------------
By wire                You may purchase shares of the Fund by wiring money from
                       your bank account to your Fund account. To wire funds to
                       your Fund account, call 1-800-422-3737 for wiring
                       instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application.
-----------------------------------------------------------------------------------
Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       shares of the same class of the Fund at no additional cost.
                       Exchanges will continue so long as your fund balance is
                       sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the
                       $100 minimum) by calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the
                       Fund, call 1-800-345-6611.


                                                                            ----

YOUR ACCOUNT

ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Funds Distributor, Inc. (i) who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iii) who purchased certain no-load shares of funds merged with funds distributed by Columbia Funds Distributor, Inc.;

- Any trustee or director (or family member of a trustee or director) of any fund distributed by Columbia Funds Distributor, Inc.; and


- Any employee (or family member of an employee) of the former FleetBoston Financial Corporation or its subsidiaries.


$100,000 minimum initial investment

- Clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee; and

- Any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

No minimum initial investment

- Any client of Fleet National Bank or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet National Bank or the subsidiary);

- A retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from Columbia Funds Distributor, Inc. or through a third-party broker-dealer;

- Investors purchasing through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and

- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.


The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $50 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


----
 8

YOUR ACCOUNT

SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

             -------------------------------------------------------------------
CHOOSING A SHARE CLASS

              The Fund offers one class of shares in this prospectus --
              CLASS Z.

              The Fund also offers three additional classes of shares --
              Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.
             -------------------------------------------------------------------

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

                                                                            ----

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares of the Fund by exchanging from the Fund into Class Z shares or Class A
                       shares (only if Class Z is not offered) of another fund
                       distributed by Columbia Funds Distributor, Inc. at no
                       additional cost. To exchange by telephone, call
                       1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                       notified the Fund of an address change within the previous
                       30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                       retirement accounts. For details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a
                       member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature
                       Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries,
                       surviving joint owners and individual retirement account
                       owners. For details, call 1-800-345-6611.
                       Mail your letter of instruction to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081
-----------------------------------------------------------------------------------
By wire                You may sell shares of the Fund and request that the
                       proceeds be wired to your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares of the Fund and request that the
funds transfer         proceeds be electronically transferred to your bank.
                       Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.



The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.


----
 10

YOUR ACCOUNT


The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain funds impose a redemption fee on the proceeds of fund shares that are redeemed or exchanged within 60 days of their purchase.



For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.



Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.



The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.



The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.



INTERMEDIARY COMPENSATION

--------------------------------------------------------------------------------

The distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.



Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.


                                                                            ----

YOUR ACCOUNT


In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.



In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. PLEASE ALSO CONTACT YOUR FINANCIAL SERVICE FIRM OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY RECEIVE.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.


ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.


----
 12

YOUR ACCOUNT

SHARE CERTIFICATES Share certificates are not available for Class Z shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------


DISTRIBUTION OPTIONS The Fund distributes any dividends and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.


TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution

                                                                            ----

YOUR ACCOUNT

which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

EDUCATIONAL MATERIALS
--------------------------------------------------------------------------------
The Fund provides educational materials such as a newsletter and an activity book to all Fund shareholders. The materials are designed to teach children and teenagers basic investing principles. The Fund also sends investors an owner's manual. The educational materials and the owner's manual are paid for by the Fund.

----
 14

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.



For the 2004 fiscal year, advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to % of average daily net assets of the Fund.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

PAUL BLAUSTEIN, senior vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since October, 2003. Mr. Blaustein has been associated with Columbia Management since October, 2003. Prior to joining Columbia Management in October, 2003, Mr. Blaustein was the portfolio manager of the Atlantic Whitehall Growth Fund, and with Atlantic Whitehall Funds Trust since 1997.



GREGORY M. MILLER, senior vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since June, 2003. Mr. Miller has been associated with Columbia Management or its predecessors since 1985.



MICHAEL WELHOELTER, senior vice president of Columbia Management, is a co-manager of the Fund and has co-managed the Fund since June, 2003. Mr. Welhoelter has been associated with Columbia Management or its predecessors since 2001. Prior to joining Columbia Management, he was a portfolio manager with Credit Suisse Asset Management for the Long/Short Market Neutral product and the Large Cap Core product in the Structured Products Group. Prior to joining Credit Suisse Asset Management, he was a portfolio manager and quantitative research analyst at Chancellor/LGT Asset Management.


                                                                            ----

OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and their associated risks are described under "The Fund -- Principal Investment Strategies" and "The
Fund -- Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices and their associated risks are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). The advisor may elect not to buy any of these securities or use any of these techniques. The Fund may not always achieve its investment goal. Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

There are no limits on turnover. Turnover may vary significantly from year to year. The advisor does not expect it to exceed 100% under normal conditions. The Fund generally intends to purchase securities for long-term investment, although, to a limited extent, it may purchase securities in anticipation of relatively short-term price gains. The Fund will also sell securities without regard to turnover if it believes that developments within specific issuers, sectors or the market as a whole so warrant. Portfolio turnover typically results in transaction costs and produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's total return.


TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

----
 16

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the last five fiscal years, which run from October 1 to September 30, unless otherwise indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial
statements, which have been audited by [               ], an
independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report containing those financial statements by calling 1-800-426-3750.


THE FUND


                                                                           YEAR ENDED SEPTEMBER 30,
                                                 2004             2003              2002              2001              2000
                                               CLASS Z          CLASS Z           CLASS Z            CLASS Z           CLASS Z







                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.



You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:


Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:


Columbia Funds Trust XI: 811-4978



- Columbia Young Investor Fund


--------------------------------------------------------------------------------

(ColumbiaFunds Logo)
         A Member of Columbia Management Group

         (C)2004 Columbia Funds Distributor, Inc.
         One Financial Center, Boston, MA 02111-2621
         800.426.3750  www.columbiafunds.com                               ____

COLUMBIA GROWTH STOCK FUND              Prospectus, February 1, 2005


CLASS A, B AND C SHARES

Advised by Columbia Management Advisors, Inc.


--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   3
Your Expenses........................................   5

YOUR ACCOUNT                                            7
---------------------------------------------------------
How to Buy Shares....................................   7
Sales Charges........................................   8
How to Exchange Shares...............................  13
How to Sell Shares...................................  13
Fund Policy on Trading of Fund Shares................  14
Distribution and Service Fees........................  15
Other Information About Your Account.................  16

MANAGING THE FUND                                      19
---------------------------------------------------------
Investment Advisor...................................  19
Portfolio Manager....................................  19

OTHER INVESTMENT
STRATEGIES AND RISKS                                   20
---------------------------------------------------------

FINANCIAL HIGHLIGHTS                                   21
---------------------------------------------------------


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                 ------------------------------
                                                 Not FDIC      May Lose Value
                                                 Insured     ------------------
                                                             No Bank Guarantee
                                                  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term growth.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in large capitalization stocks. Large-cap stocks are stocks of large-size companies that have market capitalizations similar in size to those companies in the Russell 1000 Growth Index. As of December 31, 2004, that index included companies with capitalizations between approximately $XX million and $XX billion. All market capitalizations are determined at the time of purchase.


The Fund's investments are diversified among industries and market sectors including, but not limited to, technology, financial services, health care, and global consumer franchise sectors. The Fund may invest up to 25% of its total assets in foreign stocks. To select investments for the Fund, the Fund's investment advisor considers companies that it believes will generate earnings growth over the long term regardless of the economic environment.

The advisor may sell a portfolio holding if, among other reasons, the security reaches the advisor's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."


PRINCIPAL INVESTMENT RISKS

--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) that could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.


Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.


----
 2

THE FUND

Sector risk is inherent in the Fund's investment strategy. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a large portion of its assets invested in a particular sector.


Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.


             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE


              CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.



              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.



              The Fund's returns are compared to the Russell 1000 Growth Index (Russell Index), an unmanaged index that tracks the performance of those companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

             -------------------------------------------------------------------
                                                                            ----

THE FUND

CALENDAR YEAR TOTAL RETURNS (CLASS A)(1)


                                  (BAR CHART)

                       35.63%     20.94%     31.62%     25.54%     36.61%                                      24.65%
                                                                              -11.34%    -23.94%    -29.88%
                        1995       1996       1997       1998       1999       2000       2001       2002       2003       2004




                                                          For the periods shown in bar chart:
                                                          Best quarter:
                                                          Worst quarter:

 (1) The calendar year total returns shown for Class A shares include the returns of the Fund's Class Z shares (the oldest existing Fund class) for periods prior to July 15, 2002, the date on which Class A shares were initially offered by the Fund. Class A shares generally would have had substantially similar returns because they would have been invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class A shares exceed expenses paid by Class Z shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004(1)



                                                              INCEPTION
                                                                DATE            1 YEAR          5 YEARS         10 YEARS
Class A (%)                                                    7/15/02
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and Sale of Fund
  Shares
------------------------------------------------------------------------------------------------------------------------
Class B (%)                                                    7/15/02
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and Sale of Fund
  Shares
------------------------------------------------------------------------------------------------------------------------
Class C (%)                                                    7/15/02
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and Sale of Fund
  Shares
------------------------------------------------------------------------------------------------------------------------
Russell Index (%)                                                N/A



 (1) Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares (the oldest existing Fund class) for periods prior to their inception (adjusted to reflect the sales charges applicable to Class A, Class B and Class C, respectively). These returns have not been restated to reflect any differences in expenses (such as 12b-1 fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class A, Class B and Class C shares were initially offered on July 15, 2002, and Class Z shares were initially offered on July 1, 1958.


----
 4

THE FUND

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------
UNDERSTANDING EXPENSES

              SALES CHARGES are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.


              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.


              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions

              - Class B shares convert to Class A shares after eight years
             -------------------------------------------------------------------


SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)



                                                                CLASS A         CLASS B         CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                           5.75           0.00            0.00
-------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                                 1.00(2)        5.00            1.00
-------------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)              (3)             (3)             (3)



 (1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.



 (2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.



 (3) There is a $7.50 charge for wiring sale proceeds to your bank.


                                                                            ----

THE FUND

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


                                                                CLASS A         CLASS B         CLASS C
Management fee(1) (%)
-------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)
-------------------------------------------------------------------------------------------------------
Other expenses(2) (%)
-------------------------------------------------------------------------------------------------------
Total annual fund operating expenses(2) (%)



 (1) The Fund pays a management fee of  % and an administration fee of  %.



 (2) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.



 (3) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class A shares. If this waiver were reflected in the table, the 12b-1 fee for Class A shares would be % and the total annual fund operating expenses for Class A shares would be %. This arrangement may be modified or terminated by the distributor at any time.


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


CLASS                                                            1 YEAR         3 YEARS         5 YEARS         10 YEARS
Class A
------------------------------------------------------------------------------------------------------------------------
Class B:    did not sell your shares
            sold all your shares at
            the end of the period
------------------------------------------------------------------------------------------------------------------------
Class C:    did not sell your shares
            sold all your shares at
            the end of the period


----
 6

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

             -------------------------------------------------------------------
INVESTMENT MINIMUMS


                   INITIAL MINIMUMS:
                   Initial Investment..........................................  $1,000
                   Automatic Investment Plan...................................  $   50
                   Retirement Plan.............................................  $   25



              The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

             -------------------------------------------------------------------

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                       time. Your financial advisor may charge you fees for
                       executing the purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts, send a completed application and check
(new account)          made payable to the Fund to the transfer agent, Columbia
                       Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts, fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                       Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for
                       shares of the same class (and, in some cases, certain other classes) of the Fund at no additional cost. There may be an additional sales charge if exchanging from a money market
                       fund. To exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------
By wire                You may purchase shares of the Fund by wiring money from
                       your bank account to your Fund account. To wire funds to
                       your Fund account, call 1-800-422-3737 for wiring
                       instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application.
-----------------------------------------------------------------------------------
Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       shares of the same class of the Fund at no additional cost.
                       Exchanges will continue so long as your fund balance is
                       sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the
                       $100 minimum) by calling 1-800-345-6611. There may be an
                       additional sales charge if exchanging from a money market
                       fund. Be sure to complete the appropriate section of the
                       account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares of the Fund (and, in some cases, certain other classes) at no additional sales charge. There may be an additional sales charge if
                       exchanging from a money market fund. To invest your
                       dividends in the Fund, call 1-800-345-6611.


                                                                            ----

YOUR ACCOUNT

SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information.


             -------------------------------------------------------------------

              CHOOSING A SHARE CLASS

              The Fund offers three classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

              The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a
              separate prospectus provided to eligible institutional and other investors.
             -------------------------------------------------------------------

CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

CLASS A SALES CHARGES

                                                                                                             % OF OFFERING
                                                                   AS A % OF                                     PRICE
                                                                  THE PUBLIC                AS A %            RETAINED BY
                                                                   OFFERING                OF YOUR             FINANCIAL
AMOUNT PURCHASED                                                     PRICE                INVESTMENT            ADVISOR
Less than $50,000                                                    5.75                    6.10                5.00
--------------------------------------------------------------------------------------------------------------------------
$50,000 to less than $100,000                                        4.50                    4.71                3.75
--------------------------------------------------------------------------------------------------------------------------
$100,000 to less than $250,000                                       3.50                    3.63                2.75
--------------------------------------------------------------------------------------------------------------------------
$250,000 to less than $500,000                                       2.50                    2.56                2.00
--------------------------------------------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                                     2.00                    2.04                1.75
--------------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                                                   0.00                    0.00                0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

----
 8

YOUR ACCOUNT

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                                                     COMMISSION %
Less than $3 million                                                     1.00
---------------------------------------------------------------------------------
$3 million to less than $5 million                                       0.80
---------------------------------------------------------------------------------
$5 million to less than $25 million                                      0.50
---------------------------------------------------------------------------------
$25 million or more                                                      0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

             -------------------------------------------------------------------

              UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

              Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your
              shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the
              time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the
              longest.
             -------------------------------------------------------------------


  A. What are the principal ways to obtain a breakpoint discount?



There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.



RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.



STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to


                                                                            ----

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substantiate historic costs because the Fund and your financial intermediary may not maintain this information. Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date the Statement of Intent is received by the Fund.



  B. What accounts are eligible for breakpoint discounts?



The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:



- Individual accounts



- Joint accounts



- Certain IRA accounts



- Certain trusts



- UTMA/UGMA accounts



For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.



  C. How do I obtain a breakpoint discount?



The steps necessary to obtain a breakpoint discount depends on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.



  D. How can I obtain more information about breakpoint discounts?



Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.


CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the

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 10

YOUR ACCOUNT

CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

PURCHASES OF LESS THAN $250,000:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   5.00
-------------------------------------------------------------------------------
Through second year                                                  4.00
-------------------------------------------------------------------------------
Through third year                                                   3.00
-------------------------------------------------------------------------------
Through fourth year                                                  3.00
-------------------------------------------------------------------------------
Through fifth year                                                   2.00
-------------------------------------------------------------------------------
Through sixth year                                                   1.00
-------------------------------------------------------------------------------
Longer than six years                                                0.00


Commission to financial advisors is 4.00%.


Automatic conversion to Class A shares occurs eight years after purchase.


You can pay a lower CDSC and reduce the period during which a CDSC would apply when making purchases of Class B shares through a financial advisor that participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation (as described above) apply, so that if the combined value of the eligible Fund accounts in all classes maintained by you and each member of your immediate family (as defined above), together with the value of your current purchase, is at or above a discount level, your current purchase will be subject to a lower CDSC and the applicable reduced holding period, provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. This Class B share discount program for larger purchases (as further described in the charts below) is not applicable to Class B shares received by former Galaxy Fund Prime B shareholders in connection with the reorganization of the former Galaxy Fund.


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YOUR ACCOUNT

PURCHASES OF $250,000 TO LESS THAN $500,000:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   3.00
-------------------------------------------------------------------------------
Through second year                                                  2.00
-------------------------------------------------------------------------------
Through third year                                                   1.00
-------------------------------------------------------------------------------
Longer than three years                                              0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   3.00
-------------------------------------------------------------------------------
Through second year                                                  2.00
-------------------------------------------------------------------------------
Through third year                                                   1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor that does not participate in the program to one that does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a non-participating fund or to a financial advisor that does not participate in the program, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.

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 12

YOUR ACCOUNT

CLASS C SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   1.00
-------------------------------------------------------------------------------
Longer than one year                                                 0.00

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

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OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund
                       distributed by Columbia Funds Distributor, Inc. at no
                       additional cost. To exchange by telephone, call
                       1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                       notified the Fund of an address change within the previous
                       30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                       retirement accounts. For details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                       address below. In your letter of instruction, note the
                       Fund's name, share class, account number, and the dollar
                       value or number of shares you wish to sell. All account
                       owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the
                       Medallion Signature Guarantee Program for amounts over
                       $100,000 or for alternate payee or mailing instructions.
                       Additional documentation is required for sales by
                       corporations, agents, fiduciaries, surviving joint owners
                       and individual retirement account owners. For details, call
                       1-800-345-6611.
                       Mail your letter of instruction to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By wire                You may sell shares of the Fund and request that the
                       proceeds be wired to your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                       available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested.
                       Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares of the Fund and request that the
funds transfer         proceeds be electronically transferred to your bank.
                       Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.



The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.


----
 14

YOUR ACCOUNT


The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain funds impose a redemption fee on the proceeds of fund shares that are redeemed or exchanged within 60 days of their purchase.



For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.



Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.



The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.



The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.


DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

RULE 12B-1 PLAN The Fund has adopted a plan under Rule 12b-l that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The distributor has voluntarily agreed to waive a portion of the Class A share distribution fee so that it does not exceed 0.05% annually. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account -- Sales Charges" for the conversion schedules applicable to Class B shares.


                                                                            ----

YOUR ACCOUNT


ADDITIONAL INTERMEDIARY COMPENSATION In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.



Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.



In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.



In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. PLEASE ALSO CONTACT YOUR FINANCIAL SERVICE FIRM OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY RECEIVE.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However,

----
 16

YOUR ACCOUNT

where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.


ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.


SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------


DISTRIBUTION OPTIONS The Fund distributes any dividends and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

                                                                            ----

YOUR ACCOUNT

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution and all subsequent distributions will be reinvested in additional shares of the Fund.


TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

----
 18

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.



For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to % of average daily net assets of the Fund.


PORTFOLIO MANAGER
--------------------------------------------------------------------------------

PAUL BLAUSTEIN, senior vice president of Columbia Management, is the manager for the Fund and has managed the Fund since October, 2003. Mr. Blaustein has been associated with Columbia Management since October, 2003. Prior to joining Columbia Management in October, 2003, Mr. Blaustein was the portfolio manager of the Atlantic Whitehall Growth Fund, and with Atlantic Whitehall Funds Trust since 1997.


                                                                            ----

OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and their associated risks are described under "The Fund -- Principal Investment Strategies" and "The Fund -- Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices and their associated risks are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). The advisor may elect not to buy any of these securities or use any of these techniques. The Fund may not always achieve its investment goal. Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

There are no limits on turnover. Turnover may vary significantly from year to year. The advisor does not expect it to exceed 100% under normal conditions. The Fund generally intends to purchase securities for long-term investment, although, to a limited extent, it may purchase securities in anticipation of relatively short-term price gains. The Fund will also sell securities without regard to turnover if it believes that developments within specific issuers, sectors or the market as a whole so warrant. Portfolio turnover typically results in transaction costs and produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's total return.


TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

----
 20

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's fiscal years since inception, which run from October 1 to September 30, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial
statements, which have been audited by [              ], an
independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report containing those financial statements by calling 1-800-426-3750.


THE FUND


                                                              YEAR ENDED            YEAR ENDED           PERIOD ENDED
                                                             SEPTEMBER 30,         SEPTEMBER 30,         SEPTEMBER 30,
                                                                 2004                  2003                 2002
                                                              Class A               Class A                Class A
                                                                ------                ------                 -------






                                                                            ----

FINANCIAL HIGHLIGHTS

THE FUND


                                                        YEAR ENDED            YEAR ENDED           PERIOD ENDED
                                                       SEPTEMBER 30,         SEPTEMBER 30,         SEPTEMBER 30,
                                                           2004                  2003                 2002
                                                          Class B               Class B               Class B
                                                          -------               -------               -------








----
 22

FINANCIAL HIGHLIGHTS

THE FUND


                                                              YEAR ENDED            YEAR ENDED           PERIOD ENDED
                                                             SEPTEMBER 30,         SEPTEMBER 30,         SEPTEMBER 30,
                                                                 2004                  2003                 2002
                                                               Class C               Class C               Class C
                                                                 -------               -------               -------







                                                                            ----

NOTES

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 26

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.



You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:


Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:


Columbia Funds Trust XI: 811-4978



- Columbia Growth Stock Fund


--------------------------------------------------------------------------------

(ColumbiaFunds Logo)
         A Member of Columbia Management Group

         (C)2004 Columbia Funds Distributor, Inc.
         One Financial Center, Boston, MA 02111-2621
         800.426.3750  www.columbiafunds.com                 __________________

COLUMBIA GROWTH STOCK FUND               Prospectus, February 1, 2005


CLASS Z SHARES

Advised by Columbia Management Advisors, Inc.


--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   3
Your Expenses........................................   5
YOUR ACCOUNT                                            7
---------------------------------------------------------
How to Buy Shares....................................   7
Eligible Investors...................................   8
Sales Charges........................................   9
How to Exchange Shares...............................   9
How to Sell Shares...................................   9
Fund Policy on Trading of Fund Shares................  10
Intermediary Compensation............................  11
Other Information About Your Account.................  12

MANAGING THE FUND                                      15
---------------------------------------------------------
Investment Advisor...................................  15
Portfolio Manager....................................  15

OTHER INVESTMENT
STRATEGIES AND RISKS                                   16
---------------------------------------------------------

FINANCIAL HIGHLIGHTS                                   17
---------------------------------------------------------


Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term growth.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in large capitalization stocks. Large-cap stocks are stocks of large-size companies that have market capitalizations similar in size to those companies in the Russell 1000 Growth Index. As of December 31, 2004, that index included companies with capitalizations between approximately $XX million and $XX billion. All market capitalizations are determined at the time of purchase.


The Fund's investments are diversified among industries and market sectors including, but not limited to, technology, financial services, health care, and global consumer franchise sectors. The Fund may invest up to 25% of its total assets in foreign stocks. To select investments for the Fund, the Fund's investment advisor considers companies that it believes will generate earnings growth over the long term regardless of the economic environment.

The advisor may sell a portfolio holding if, among other reasons, the security reaches the advisor's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks.


Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) that could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.


Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.


----
 2

THE FUND


Sector risk is inherent in the Fund's investment strategy. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a large portion of its assets invested in a particular sector.



Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The Fund did not have separate classes of shares prior to July 15, 2002; on that date, the Fund's outstanding shares were redesignated as Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of a broad measure of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.


             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.


              The Fund's returns are compared to the Russell 1000 Growth Index (Russell Index), an unmanaged index that tracks the performance of those companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

             -------------------------------------------------------------------

                                                                            ----

THE FUND


CALENDAR YEAR TOTAL RETURNS (CLASS Z)




                                  (BAR CHART)

                     35.63%  20.94%  31.62%  25.54%  36.61%                                25.24%
                                                             -11.34%   -23.94%   -29.56%
                      1995    1996    1997    1998    1999     2000      2001      2002     2003    2004


                                                          For the periods shown in bar chart:
                                                          Best quarter:
                                                          Worst quarter:

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004



                                                              INCEPTION
                                                                DATE            1 YEAR          5 YEARS         10 YEARS
Class Z (%)                                                    7/1/58
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and Sale of Fund
  Shares
------------------------------------------------------------------------------------------------------------------------
Russell Index                                                    N/A


----
 4

THE FUND

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------

              UNDERSTANDING EXPENSES


              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.


              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions
             -------------------------------------------------------------------

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                         0.00
--------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                               0.00
--------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)             (2)

 (1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

 (2) There is a $7.50 charge for wiring sale proceeds to your bank.

                                                                            ----

THE FUND

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


Management fee(1) (%)
--------------------------------------------------------------------
Distribution and service (12b-1) fees (%)
--------------------------------------------------------------------
Other expenses(2)(3) (%)
--------------------------------------------------------------------
Total annual fund operating expenses(2)(3) (%)



 (1) The Fund pays a management fee of  % and an administration fee of  %.



 (2) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.



 (3) The Fund's transfer agent has voluntarily agreed to waive a portion of its fee for Class Z shares. If this waiver were reflected in the table, other expenses for Class Z shares would be % and total annual fund operating expenses for Class Z shares would be %. This arrangement may be modified or terminated by the advisor at any time.


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


  1 YEAR   3 YEARS   5 YEARS   10 YEARS



----
 6

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with Columbia Funds Services, Inc. or your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                       time. Your financial advisor may charge you fees for
                       executing the purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts, send a completed application and check
(new account)          made payable to the Fund to Columbia Funds Services, Inc.,
                       P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts, fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund and mailed to
                       Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA
                       02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for
                       shares of the same class of the Fund at no additional cost.
                       To exchange by telephone, call 1-800-422-3737. Please see
                       "How to Exchange Shares" for more information.
-----------------------------------------------------------------------------------
By wire                You may purchase shares of the Fund by wiring money from
                       your bank account to your Fund account. To wire funds to
                       your Fund account, call 1-800-422-3737 for wiring
                       instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application.
-----------------------------------------------------------------------------------
Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       shares of the same class of the Fund at no additional cost.
                       Exchanges will continue so long as your fund balance is
                       sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the
                       $100 minimum) by calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the
                       Fund, call 1-800-345-6611.


                                                                            ----

YOUR ACCOUNT

ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Funds Distributor, Inc. (i) who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iii) who purchased certain no-load shares of funds merged with funds distributed by Columbia Funds Distributor, Inc.;

- Any trustee or director (or family member of a trustee or director) of any fund distributed by Columbia Funds Distributor, Inc.; and


- Any employee (or family member of an employee) of the former FleetBoston Financial Corporation or its subsidiaries.


$100,000 minimum initial investment

- Clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee; and

- Any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

No minimum initial investment

- Any client of Fleet National Bank or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet National Bank or the subsidiary);

- A retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from Columbia Funds Distributor, Inc. or through a third-party broker-dealer;

- Investors purchasing through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and

- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.


The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $50 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


----
 8

YOUR ACCOUNT

SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

             -------------------------------------------------------------------
CHOOSING A SHARE CLASS

              The Fund offers one class of shares in this prospectus --
              CLASS Z.

              The Fund also offers three additional classes of shares --
              CLASS A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.
             -------------------------------------------------------------------

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

                                                                            ----

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares of the Fund by exchanging from the Fund into Class Z shares or Class A
                       shares (only if Class Z is not offered) of another fund
                       distributed by Columbia Funds Distributor, Inc. at no
                       additional cost. To exchange by telephone, call
                       1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                       notified the Fund of an address change within the previous
                       30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                       retirement accounts. For details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a
                       member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature
                       Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries,
                       surviving joint owners and individual retirement account
                       owners. For details, call 1-800-345-6611.
                       Mail your letter of instruction to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By wire                You may sell shares of the Fund and request that the
                       proceeds be wired to your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares of the Fund and request that the
funds transfer         proceeds be electronically transferred to your bank.
                       Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.



The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.


----
 10

YOUR ACCOUNT


The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain funds impose a redemption fee on the proceeds of fund shares that are redeemed or exchanged within 60 days of their purchase.



For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.



Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.



The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.



The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.



INTERMEDIARY COMPENSATION

--------------------------------------------------------------------------------

The distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.



Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.


                                                                            ----

YOUR ACCOUNT


In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.



In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. PLEASE ALSO CONTACT YOUR FINANCIAL SERVICE FIRM OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY RECEIVE.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.


ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.


----
 12

YOUR ACCOUNT

SHARE CERTIFICATES Share certificates are not available for Class Z shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------


DISTRIBUTION OPTIONS The Fund distributes any dividends and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.



TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.


In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution

                                                                            ----

YOUR ACCOUNT

which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

----
 14

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.



For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to % of average daily net assets of the Fund.


PORTFOLIO MANAGER
--------------------------------------------------------------------------------

PAUL BLAUSTEIN, senior vice president of Columbia Management, is the manager for the Fund and has managed the Fund since October, 2003. Mr. Blaustein has been associated with Columbia Management since October, 2003. Prior to joining Columbia Management in October, 2003, Mr. Blaustein was the portfolio manager of the Atlantic Whitehall Growth Fund, and with Atlantic Whitehall Funds Trust since 1997.


                                                                            ----

OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and their associated risks are described under "The Fund -- Principal Investment Strategies" and "The
Fund -- Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices and their associated risks are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). The advisor may elect not to buy any of these securities or use any of these techniques. The Fund may not always achieve its investment goal. Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

There are no limits on turnover. Turnover may vary significantly from year to year. The advisor does not expect it to exceed 100% under normal conditions. The Fund generally intends to purchase securities for long-term investment, although, to a limited extent, it may purchase securities in anticipation of relatively short-term price gains. The Fund will also sell securities without regard to turnover if it believes that developments within specific issuers, sectors or the market as a whole so warrant. Portfolio turnover typically results in transaction costs and produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's total return.


TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

----
 16

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the last five fiscal years, which run from October 1 to September 30, unless otherwise indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial
statements, which have been audited by [           ], an
independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report containing those financial statements by calling 1-800-426-3750.


THE FUND


                                                                               YEAR ENDED SEPTEMBER 30,
                                                        2004        2003             2002              2001              2000
                                                      Class Z     Class Z           Class Z           Class Z           Class Z
                                                      -------     -------            -------          -------          ---------






                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.



You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:


Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:


Columbia Funds Trust XI: 811-4978



- Columbia Growth Stock Fund


--------------------------------------------------------------------------------

(ColumbiaFunds Logo)
         A Member of Columbia Management Group

         (C)2004 Columbia Funds Distributor, Inc.
         One Financial Center, Boston, MA 02111-2621

         800.426.3750  www.columbiafunds.com

Columbia Asset Allocation Fund          Prospectus, February 1, 2005
-------------------------------------------------------------------------------


Class A, B and C Shares

Advised by Columbia Management Advisors, Inc.

--------------------------------------------------------------------------------
TABLE OF CONTENTS



THE FUND                                  2
--------------------------------------------
Investment Goals........................  2
Principal Investment Strategies.........  2
Principal Investment Risks..............  3
Performance History.....................  6
Your Expenses...........................  8

YOUR ACCOUNT                             10
--------------------------------------------
How to Buy Shares....................... 10
Sales Charges........................... 11
How to Exchange Shares.................. 16
How to Sell Shares...................... 16
Fund Policy on Trading of Fund Shares... 17
Distribution and Service Fees........... 18
Other Information About Your Account.... 19



MANAGING THE FUND                        22
--------------------------------------------
Investment Advisor...................... 22
Portfolio Managers...................... 22

FINANCIAL HIGHLIGHTS                     25
--------------------------------------------

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[LOGO] Not FDIC    May Lose Value
       Insured     No Bank Guarantee

The Fund
-------------------------------------------------------------------------------


INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks a high total return by providing both a current level of income that is greater than that provided by popular stock market averages, as well as long-term growth in the value of the Fund's assets.

            -------------------------------------------------------

                   Current income includes both dividends from stocks and interest income from fixed income securities, after deducting Fund expenses.
           -------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund's investment advisor allocates the Fund's assets among various classes of equity and debt securities, including: large capitalization (large-cap) growth stocks, large-cap value stocks, middle capitalization (mid-cap) growth stocks, mid-cap value stocks, small capitalization (small-cap) growth stocks, small-cap value stocks, real estate investment trusts (REITs), foreign securities, investment grade bonds, and non-investment grade bonds. Each asset class is managed by a separate portfolio manager or team with experience in investing in that particular class.

The Fund's lead portfolio manager will allocate the Fund's assets among the various asset classes. The lead portfolio manager will adjust the number of asset classes, as well as the portion of the Fund's assets allocated to each asset class, from time to time, based on his assessment of such factors as relative attractiveness, valuation, fundamentals, quantitative analyses, economic and market expectations, and recommendations of the investment strategy group of Columbia Management Group, Inc., the parent company of the Fund's advisor.

In selecting equity securities, the advisor favors stocks with long-term growth potential that are expected to outperform their peers over time. The advisor also forecasts the direction and degree of change in long-term interest rates to help in the selection of debt securities. Investment grade debt securities purchased by the Fund will have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or will be unrated securities determined by the advisor to be of comparable quality. When deemed appropriate by the advisor, however, the Fund may invest up to 10% of its net assets in non-investment grade debt securities that are rated below BBB by S&P or Baa by Moody's or are unrated securities judged by the advisor to be of comparable quality (also known as "junk bonds"). The Fund keeps at least 25% of its total assets in fixed income investments, including debt securities and preferred stocks, at all times.

The Fund may invest up to 25% of its net assets in foreign securities.

The Fund may invest up to 10% of its net assets in exchange-traded funds, such as iShares/SM/. Exchange-traded funds are shares of investment companies which are traded like traditional equity securities on a national securities exchange or the NASDAQ(R) National Market System. iShares, which are traded on the American Stock Exchange, are shares of an investment company that invests substantially all of its assets in securities included in specified indices, including the Morgan Stanley Capital International indices for various countries and regions.

The Fund may invest up to 10% of its net assets in derivative instruments, such as options, futures and foreign currencies, for the purpose of hedging its portfolio, and may invest up to 10% of its net assets in REITs.

The Fund will sell a portfolio security when, as a result of changes in the economy, the advisor determines it is appropriate to revise the allocation of the Fund's assets between stocks and bonds. A security may also be sold as a result of an actual or expected deterioration in the performance of the security or in the financial condition of the issuer of the security.


---

The Fund



As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional tax liability.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or investment strategies.


The Fund may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the bond markets. Derivatives are financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use derivatives for both hedging and non-hedging purposes, such as to adjust to the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Fund typically uses derivatives in an effort to achieve more efficiently economic exposures similar to those it could have achieved through the purchase and sale of fixed income securities. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to investments of that kind.




PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably among comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued or supported by private entities, including corporate bonds, municipal bonds and mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

                                                                             ---

The Fund



Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in asset-backed and mortgage-backed securities. With respect to investments in mortgage-backed securities, prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, asset-backed and mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal.


Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also cause the Fund to receive taxable income, which could increase the amount of taxes payable by shareholders. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. For more information on the risks of derivative strategies, see the Statement of Additional Information.



The Fund may invest in real estate investment trusts (REITs). REITs are entities which either own properties or make construction or mortgage loans. REITs also may include operating or finance companies. Investing in REITs involves certain unique risks in addition to those risks associated with the real estate industry in general. The prices of REITs are affected by changes in the value of the underlying property owned by the REITs. In addition, although the Fund does not invest directly in real estate, a REIT investment by the Fund is subject to certain of the risks associated with the ownership of real estate. These risks include possible declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds and changes in interest rates.


Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

---

The Fund



Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of its stock may fall, or may not approach the value the advisor has placed on it.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

The Fund may enter into a number of derivative strategies, including those that employ futures, options and foreign currencies, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.



An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                             ---

The Fund



PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of broad measures of market performance for one-year, five-years and ten-years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted below, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.



       ------------------------------------------------------------------

         UNDERSTANDING PERFORMANCE
         Calendar Year Total Returns show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

         Average Annual Total Returns are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

         The Fund's returns are compared to the Standard & Poor's
         500 Index (S&P Index), an unmanaged index that tracks the performance of 500 widely held, large-capitalization U.S. stocks. The Fund's returns are also compared to the Lehman Brothers Aggregate Bond Index (Lehman Index), an unmanaged market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of
         fixed-rate, publicly placed, dollar denominated and non-convertible investment grade debt issues with at least
         $250 million par amount outstanding and with at least one
         year to final maturity. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
       ------------------------------------------------------------------


---

The Fund



 Calendar Year Total Returns (Class A)/(1)/

                                    [CHART]

 1995    1996    1997    1998   1999   2000    2001    2002     2003    2004
 ----    ----    ----    ----   ----   ----   -----   ------   ------  ------
30.29%  15.11%  19.76%  17.80%  7.42%  1.96%  -8.24%  -15.60%  19.03%


                     For the periods shown in bar chart:
                     Best quarter:
                     Worst quarter:

(1) The calendar year total returns shown for Class A shares include the returns of Prime A shares of the Galaxy Asset Allocation Fund (the Galaxy
    Fund), the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class A shares were initially offered by the Fund. The returns shown for Class A shares also include the returns of Retail A shares of the Galaxy Fund for periods prior to the inception of Prime A shares (October 31, 1998). Class A shares generally would have had substantially similar returns to Retail A shares because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class A shares exceed expenses paid by Retail A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 Average Annual Total Returns -- for periods ended December 31, 2004



                                                               1 Year 5 Years 10 Years
Class A (%)
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and Sale of Fund Shares
--------------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and Sale of Fund Shares
--------------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and Sale of Fund Shares
--------------------------------------------------------------------------------------
S&P Index (%)
--------------------------------------------------------------------------------------
Lehman Index (%)


(1) The returns for Class A and Class B shares include the returns of Prime A shares (for Class A shares) and Prime B shares (for Class B shares) of the Galaxy Fund for periods prior to November 18, 2002. The returns shown for Class A shares and Class B shares also include the returns of Retail A shares of the Galaxy Fund (adjusted, as necessary, to reflect the sales charges applicable to Class A shares and Class B shares, respectively), for periods prior to the inception of Prime A shares (November 1, 1998) and Prime B shares (November 1, 1998). Class A and Class B shares generally would have had substantially similar returns to Retail A shares because they would have


                                                                             ---

The Fund


   been invested in the same portfolio of securities, although returns would have been lower to the extent that expenses for Class A and Class B shares exceed expenses paid by Retail A shares. The returns shown for Class C shares include the returns of Prime B shares of the Galaxy Fund (adjusted to reflect the sales charge applicable to Class C shares) for periods prior to November 18, 2002, the date on which Class C shares were initially offered by the Fund. The returns shown for Class C shares also include the returns of Retail A shares of the Galaxy Fund (adjusted to reflect the sales charges applicable to Class C shares) for periods prior to the date of inception of Prime B shares (November 1, 1998). Class C shares generally would have had substantially similar returns because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class C shares exceed expenses paid by Retail A and Prime B shares. Retail A shares of the Galaxy Fund were initially offered on December 30, 1991. Class A, B and C shares were initially offered on November 18, 2002.

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


       ------------------------------------------------------------------

         UNDERSTANDING EXPENSES
         Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

         Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

         Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:
         .  $10,000 initial investment
         .  5% total return for each year
         .  Fund operating expenses remain the same
         .  Reinvestment of all dividends and distributions
         .  Class B shares convert to Class A shares after eight years.
       ------------------------------------------------------------------



 Shareholder Fees/(1)/ (paid directly from your investment)



                                                                       Class A   Class B Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                5.75       0.00    0.00
------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)  1.00/(2)/  5.00    1.00
------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                      /(3)/    /(3)/   /(3)/


(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.


(3) There is a $7.50 charge for wiring sale proceeds to your bank.


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The Fund



 Annual Fund Operating Expenses (deducted directly from Fund assets)


                                                 Class A Class B Class C
       Management fee/(6)/ (%)
       -----------------------------------------------------------------
       Distribution and service (12b-1) fees (%)   /(7)/
       -----------------------------------------------------------------
       Other expenses/(8)/ (%)
       -----------------------------------------------------------------
       Total annual fund operating expenses (%)


(6) The Fund pays a management fee of     % and an administration fee of     %.


(7) The Fund may pay distribution and service fees of up to a maximum of     %
    of the Fund's average daily net assets attributable to Class A shares
    (comprised of up to     % for distribution services and up to     % for
    shareholder liaison services) but will limit such fees to an aggregate of
    not more than     % for Class A shares during the current fiscal year.

(8) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.

 Example Expenses (your actual costs may be higher or lower)


       Class                             1 Year 3 Years 5 Years 10 Years
       Class A                             $       $       $       $
       -----------------------------------------------------------------
       Class B: did not sell your shares   $       $       $       $
                sold all your shares at
                the end of the period      $       $       $       $
       -----------------------------------------------------------------
       Class C: did not sell your shares   $       $       $       $
                sold all your shares at
                the end of the period      $       $       $       $


                                                                             ---

Your Account
-------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot
Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.


    -----------------------------------------------------------------------

      INVESTMENT MINIMUMS
      Initial Minimums:
      Initial Investment.......................................... $1,000
      Automatic Investment Plan...................................    $50
      Retirement Plan.............................................    $25
      The Fund reserves the right to change these investment minimums.
      The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
    -----------------------------------------------------------------------


 Outlined below are the various options for buying shares:


Method             Instructions
Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                   your request prior to the close of regular trading on the
                   New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                   time. Your financial advisor may charge you fees for
                   executing the purchase for you.
-------------------------------------------------------------------------------
By check           For new accounts, send a completed application and check
(new account)      made payable to the Fund to the transfer agent, Columbia
                   Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-------------------------------------------------------------------------------
By check           For existing accounts, fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and
                   account number with a check made payable to the Fund to
                   Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA
                   02266-8081.
-------------------------------------------------------------------------------
By exchange        You or your financial advisor may acquire shares of the
                   Fund for your account by exchanging shares you own in a
                   different fund distributed by Columbia Funds Distributor,
                   Inc. for shares of the same class of the Fund at no
                   additional cost. There may be an additional sales charge if exchanging from a money market fund. To exchange by
                   telephone, call 1-800-422-3737.
-------------------------------------------------------------------------------
By wire            You may purchase shares of the Fund by wiring money from
                   your bank account to your Fund account. To wire funds to
                   your Fund account, call 1-800-422-3737 for wiring
                   instructions.
-------------------------------------------------------------------------------
By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds
                   transfer may take up to two business days to settle and be considered in ''good form.'' You must set up this feature
                   prior to your telephone request. Be sure to complete the
                   appropriate section of the application.
-------------------------------------------------------------------------------
Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                   transfer. Be sure to complete the appropriate section of
                   the application for this feature.
-------------------------------------------------------------------------------
Automated dollar   You may purchase shares of the Fund for your account by
cost averaging     exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   Exchanges will continue so long as your fund balance is
                   sufficient to complete the transfers. You may terminate
                   your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-345-6611. There may
                   be an additional sales charge if exchanging from a money
                   market fund. Be sure to complete the appropriate section of the account application for this feature.
-------------------------------------------------------------------------------
By dividend        You may automatically invest dividends distributed by
diversification    another fund into the same class of shares (and, in some
                   cases, certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if
                   exchanging from a money market fund. To invest your
                   dividends in the Fund, call 1-800-345-6611.


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Your Account



SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund.
These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.

       ------------------------------------------------------------------

         CHOOSING A SHARE CLASS
         The Fund offers three classes of shares in this prospectus -- Class A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

         The Fund also offers three additional classes of shares --
         Class T, G and Z shares, exclusively to certain institutional and other investors. Class T, G and Z shares are made available through separate prospectuses provided to eligible institutional and other investors.
       ------------------------------------------------------------------

Class A shares Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

 Class A Sales Charges

                                                             % of offering
                                       As a % of                 price
                                       the public   As a %    retained by
                                        offering   of your     financial
      Amount purchased                   price    investment    advisor
      Less than $50,000                   5.75       6.10        5.00
      --------------------------------------------------------------------
      $50,000 to less than $100,000       4.50       4.71        3.75
      --------------------------------------------------------------------
      $100,000 to less than $250,000      3.50       3.63        2.75
      --------------------------------------------------------------------
      $250,000 to less than $500,000      2.50       2.56        2.00
      --------------------------------------------------------------------
      $500,000 to less than $1,000,000    2.00       2.04        1.75
      --------------------------------------------------------------------
      $1,000,000 or more                  0.00       0.00        0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

                                                                             ---

Your Account



For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

 Purchases Over $1 Million

                Amount purchased                    Commission %
                Less than $3 million                    1.00
                ------------------------------------------------
                $3 million to less than $5 million      0.80
                ------------------------------------------------
                $5 million to less than $25 million     0.50
                ------------------------------------------------
                $25 million or more                     0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

       ------------------------------------------------------------------

         UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES
         Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your
         shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the
         time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the
         longest.
       ------------------------------------------------------------------




Reduced Sales Charges for Larger Investments.



A. What are the principal ways to obtain a breakpoint discount?



There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.



Rights of Accumulation The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.



Statement of Intent You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.


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Your Account



Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date the Statement of Intent is received by the Fund.



B. What accounts are eligible for breakpoint discounts?



The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:



   .  Individual accounts



   .  Joint accounts



   .  Certain IRA accounts



   .  Certain trusts



   .  UTMA/UGMA accounts



For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value or your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.



C. How do I obtain a breakpoint discount?



The steps necessary to obtain a breakpoint discount depends on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members or your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.



D. How can I obtain more information about breakpoint discounts?



Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.


                                                                             ---

Your Account



Class B shares Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

Purchases of less than $250,000:

 Class B Sales Charges

                                                          % deducted when
       Holding period after purchase                      shares are sold
       Through first year                                      5.00
       ------------------------------------------------------------------
       Through second year                                     4.00
       ------------------------------------------------------------------
       Through third year                                      3.00
       ------------------------------------------------------------------
       Through fourth year                                     3.00
       ------------------------------------------------------------------
       Through fifth year                                      2.00
       ------------------------------------------------------------------
       Through sixth year                                      1.00
       ------------------------------------------------------------------
       Longer than six years                                   0.00


Commission to financial advisors is 4.00%.


Automatic conversion to Class A shares occurs eight years after purchase.




You can pay a lower CDSC and reduce the period during which a CDSC would apply when making purchases of Class B shares through a financial advisor that participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation (as described above) apply, so that if the combined value of the eligible Fund accounts in all classes maintained by you and each member of your immediate family (as defined above), together with the value of your current purchase, is at or above a discount level, your current purchase will be subject to the lower CDSC and the applicable reduced holding period, provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. This Class B share discount program for larger purchases (as further described in the charts below) is not applicable to Class B shares received by former Galaxy Fund Prime B shareholders in connection with the reorganization of the former Galaxy Fund.


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Your Account



Purchases of $250,000 to less than $500,000:

 Class B Sales Charges

                                                          % deducted when
       Holding period after purchase                      shares are sold
       Through first year                                      3.00
       ------------------------------------------------------------------
       Through second year                                     2.00
       ------------------------------------------------------------------
       Through third year                                      1.00
       ------------------------------------------------------------------
       Longer than three years                                 0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

Purchases of $500,000 to less than $1 million:

 Class B Sales Charges

                                                          % deducted when
       Holding period after purchase                      shares are sold
       Through first year                                      3.00
       ------------------------------------------------------------------
       Through second year                                     2.00
       ------------------------------------------------------------------
       Through third year                                      1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor that does not participate in the program to one that does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a non-participating fund or to a financial advisor that does not participate in the program, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

Please see Appendix II of the Statement of Additional Information for the CDSCs and conversion schedule applicable to Class B shares received by Galaxy Fund Prime B shareholders in connection with the reorganization of the Galaxy Fund into the Fund.

                                                                             ---

Your Account



Class C shares Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.

 Class C Sales Charges

                                                          % deducted when
       Holding period after purchase                      shares are sold
       Through first year                                      1.00
       ------------------------------------------------------------------
       Longer than one year                                    0.00

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------



You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

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Your Account



 Outlined below are the various options for selling shares:

 Method            Instructions
 Through your      You may call your financial advisor to place your sell
 financial advisor order. To receive the current trading day's price, your financial advisor must receive your request prior to the
                   close of regular trading on the NYSE, usually 4:00 p.m.
                   Eastern time. Your financial advisor may charge you fees
                   for executing a redemption for you.
 ------------------------------------------------------------------------------
 By exchange       You or your financial advisor may sell shares of the Fund
                   by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund
                   distributed by Columbia Funds Distributor, Inc. at no
                   additional cost. To exchange by telephone, call
                   1-800-422-3737.
 ------------------------------------------------------------------------------
 By telephone      You or your financial advisor may sell shares of the Fund
                   by telephone and request that a check be sent to your
                   address of record by calling 1-800-422-3737, unless you
                   have notified the Fund of an address change within the
                   previous 30 days. The dollar limit for telephone sales is
                   $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.
 ------------------------------------------------------------------------------
 By mail           You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                   address below. In your letter of instruction, note the
                   Fund's name, share class, account number, and the dollar
                   value or number of shares you wish to sell. All account
                   owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock
                   exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program for amounts over
                   $100,000 or for alternate payee or mailing instructions.
                   Additional documentation is required for sales by
                   corporations, agents, fiduciaries, surviving joint owners
                   and individual retirement account owners. For details, call
                   1-800-345-6611.

                   Mail your letter of instruction to Columbia Funds Services,
                   Inc., P.O. Box 8081, Boston, MA 02266-8081.
 ------------------------------------------------------------------------------
 By wire           You may sell shares of the Fund and request that the
                   proceeds be wired to your bank. You must set up this
                   feature prior to your telephone request. Be sure to
                   complete the appropriate section of the account application for this feature.
 ------------------------------------------------------------------------------
 By systematic     You may automatically sell a specified dollar amount or
 withdrawal plan   percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                   available if you hold your shares in certificate form. All dividend and capital gains distributions must be
                   reinvested. Be sure to complete the appropriate section of the account application for this feature.
 ------------------------------------------------------------------------------
 By electronic     You may sell shares of the Fund and request that the
 funds transfer    proceeds be electronically transferred to your bank.
                   Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                   request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.



The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.



The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.


                                                                             ---

Your Account




For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single-round-trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.



Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.



The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.



The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.


DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

12b-1 Plan The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The Fund's Board of Trustees currently limits total payments under the Rule 12b-1 plan for Class A shares to 0.25% annually. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account -- Sales Charges" for the conversion schedules applicable to Class B shares.



Additional Intermediary Compensation In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of the Fund or other funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets


---

Your Account



invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.



Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.



In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.



In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.


                                                                             ---

Your Account



You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

Share Certificates Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.

Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

 Types of Distributions

   Dividends      Represents interest and dividends earned from securities
                  held by the Fund, net of expenses incurred by the Fund.
  ----------------------------------------------------------------------------
   Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

       ------------------------------------------------------------------

         UNDERSTANDING FUND DISTRIBUTIONS
         The Fund may earn income from the securities it holds. The
         Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
       ------------------------------------------------------------------


Distribution Options The Fund distributes any dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

 Distribution Options

    Reinvest all distributions in additional shares of your current fund
  ---------------------------------------------------------------------------
    Reinvest all distributions in shares of another fund
  ---------------------------------------------------------------------------
    Receive dividends in cash (see options below) and reinvest capital gains
  ---------------------------------------------------------------------------
    Receive all distributions in cash (with one of the following options):
  .  send the check to your address of record
  .  send the check to a third party address
  .  transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.


---

Your Account




Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.


In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

                                                                             ---

Managing the Fund
-------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004 Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004 FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.





For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other
fees paid to Columbia Management by the Fund, amounted to     % of average
daily net assets of the Fund.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Harvey Hirschhorn, an executive vice president of Columbia Management, is the lead manager for the Fund and has co-managed the Fund since October, 2002. Mr. Hirschhorn has been associated with Columbia Management or its predecessors since 1973. Mr. Hirschhorn is responsible for allocating the Fund assets among the various asset classes, while investment decisions for the portion of the Fund's assets allocated to each asset class will be made by investment professionals with particular expertise in such asset class. The asset classes, and the persons responsible for managing the Fund's assets allocated to each particular asset class, are as follows:


Large-cap growth stocks
                              Alexander S. Macmillan and Paul J. Berlinguet

Large-cap value stocks
                              Brian J. Cunningham, Gregory M. Miller and Richard Dahlberg

Mid-cap growth stocks
                              Kenneth A. Korngiebel and Trent E. Nevills


Mid-cap value stocks
                              Diane L. Sobin and David I. Hoffman

Small-cap growth stocks
                              Paul J. Berlinguet

Small-cap value stocks
                              Stephen D. Barbaro

Real estate investment trusts
                              David W. Jellison

Foreign securities
                              Penelope L. Burgess and Deborah F. Snee


Investment grade bonds
                              Mark E. Newlin and Todd J. Mick

Non-investment grade bonds
                              Jeffrey L. Rippey

Alexander S. Macmillan, a senior vice president of Columbia Management and co-head of Columbia Management's Large-Cap Growth Team, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since April, 2003. Mr. Macmillan has been associated with Columbia Management or its predecessors since 1989.

Paul J. Berlinguet, a senior vice president of Columbia Management, head of Columbia Management's Small-Cap Growth Team and co-head of Columbia Management's Large-Cap Growth Team, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since October, 2003 and is the manager for the portion of the Fund allocated to the small-cap growth stocks category and has managed that portion of the Fund since November, 2003. Mr. Berlinguet has been associated with

---

Managing the Fund


Columbia Management since October, 2003. Prior to joining Columbia Management in October, 2003, Mr. Berlinguet was head of the large-mid cap equity group and a portfolio manager at John Hancock Funds from April, 2001 to October, 2003. Prior to joining John Hancock Funds in April, 2001, Mr. Berlinguet was head of the Global Technology Research Team and a large-cap growth portfolio manager at Baring Asset Management.

Brian J. Cunningham, a vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since November, 2003. Mr. Cunningham has been associated with Columbia Management or its predecessors since 1987.

Gregory M. Miller, a senior vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since April, 2003. Mr. Miller has been associated with Columbia Management or its predecessors since 1991.

Richard Dahlberg, a senior portfolio manager and head of Columbia Management's Large-Cap Value Team, is a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since October, 2003. Prior to joining Columbia Management in September, 2003, Mr. Dahlberg was a portfolio manager at Grantham, Mayo, Van Otterloo & Co. LLC from November, 2001 to December, 2002. Prior to joining Grantham, Mayo, Van Otterloo & Co. LLC in November, 2001, Mr. Dahlberg was a portfolio manager at Pioneer Investment Management, Inc. from September, 1998 to November, 2001.




Kenneth A. Korngiebel, a senior vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the mid-cap growth stocks category and has co-managed that portion of the Fund since June, 2004. Mr. Korngiebel has been associated with Columbia Management or its predecessors since 1996.



Trent E. Nevills, a vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the mid-cap growth stocks category and has co-managed that portion of the Fund since June, 2004. Mr. Nevills has been associated with Columbia Management or its predecessors since 2003. Prior to joining Columbia Management in 2003, Mr. Nevills was a portfolio manager and principal partner at QED Capital Management from 2000 - 2003. Prior to joining QED Capital Management in 2000, Mr. Nevills was a portfolio manager and assistant vice president at Federated Investors from 1999 - 2000, and an equity analyst from 1997 - 1999.








Diane L. Sobin, a senior portfolio manager of Columbia Management, is a co-manager for the portion of the Fund allocated to the mid-cap value stocks category and has co-managed the Fund since September, 2004. Ms. Sobin has been associated with Columbia Management and its predecessor or affiliate organizations since August, 2001. Prior to joining in August, 2001, Ms. Sobin was a senior vice president with Zurich Scudder Investments, Inc. from February, 2000 to June, 2001. Before that, Ms. Sobin was a managing director with Chase Asset Management from July, 1997 to October, 1999.



                                                                             ---

Managing the Fund




David I. Hoffman, a senior portfolio manager of Columbia Management, is a co-manager for the portion of the Fund allocated to the mid-cap value stocks category and has co-managed the Fund since September, 2004. Mr. Hoffman has been associated with Columbia Management and its predecessor or affiliate organizations since August, 2001. Prior to joining in August, 2001, Mr. Hoffman was a vice president with Zurich Scudder Investments, Inc. from March, 1999 to July, 2001. Before that, Mr. Hoffman was a managing director with HVB Asset Management (and related companies) from June, 1991 to February, 1999.


Stephen D. Barbaro, a vice president of Columbia Management, is the manager for the portion of the Fund allocated to the small-cap value stocks category and has managed that portion of the Fund since December, 2002. Mr. Barbaro has been associated with Columbia Management or its predecessors since 1976.

David W. Jellison, a vice president of Columbia Management, is the manager for the portion of the Fund allocated to the REITs category and has managed that portion of the Fund since December, 2002. Mr. Jellison has been associated with Columbia Management or its predecessors since 1992.




Penelope L. Burgess, a senior vice president of Columbia Management, is the co-manager for the portion of the Fund allocated to the foreign securities category and has co-managed that portion of the Fund since September, 2004. Ms. Burgess has been associated with Columbia Management or its predecessors since 1993.



Deborah F. Snee, a senior vice president of Columbia Management, is the co-manager for the portion of the Fund allocated to the foreign securities category and has co-managed that portion of the Fund since September, 2004. Ms. Snee has been associated with Columbia Management or its predecessors since 1999.



Mark E. Newlin, a senior vice president of Columbia Management, is the co-manager for the portion of the Fund allocated to the investment grade bonds category and has co-managed that portion of the Fund since May, 2004. Mr. Newlin has been associated with Columbia Management since August, 2003. Prior to joining Columbia Management in August, 2003, Mr. Newlin was director of fixed income at Harris Investment Management from March, 1994 to March, 2003.



Todd J. Mick, a vice president of Columbia Management, is the co-manager the portion of the Fund allocated to the investment grade bonds category and has co-managed that portion of the Fund since May, 2004. Mr. Mick has been associated with Columbia Management since 2000. Prior to joining Columbia Management, Mr. Mick was an investment officer with The Northern Trust Company from 1993 to 2000.


Jeffrey L. Rippey, a senior vice president of Columbia Management, is the manager for the portion of the Fund allocated to the non-investment grade bonds category and has managed that portion of the Fund since December, 2002. Mr. Rippey has been associated with Columbia Management or its predecessors since 1981.

---

Financial Highlights
-------------------------------------------------------------------------------



The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's fiscal years since inception, which run from October 1 to September 30, unless otherwise indicated. Information for Class A shares and Class B shares prior to November 18, 2002, the date of reorganization, is for the former Prime A shares and Prime B shares, respectively, of the Galaxy Asset Allocation Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for the year ended September 30, 2004, have been audited by
[                   ] an independent registered public accounting firm,
whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the period ended September 30, 2003 and the years ended October 31, 2002, 2001, 2000, and 1999, has been derived
from the Fund's financial statements which have been audited by [             ]
an independent registered public accounting firm, whose report, expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.


                                                                             ---

Financial Highlights



 The Fund


                                                 Year ended    Period ended
                                                September 30, September 30,              Year ended October 31,
                                                    2004         2003            2002         2001       2000       1999
                                                   Class A       Class A        Class A      Class A    Class A    Class A
                                                ------------- --------------  -------      -------     -------     --------





---

Financial Highlights


 The Fund


                                                 Year ended     Period ended
                                                September 30,   September 30,              Year ended October 31,
                                                    2004          2003           2002         2001       2000      1999
                                                   Class B       Class B        Class B      Class B    Class B    Class B
                                                ------------- --------------  -------      -------     -------     --------




                                                                             ---

Financial Highlights


 The Fund


                                                       Year ended    Period ended
                                                      September 30, September 30,
                                                          2004          2003
                                                         Class C       Class C
                                                      ------------- --------------





---

Notes
-------------------------------------------------------------------------------

================================================================================

                                                                             ---

Notes
-------------------------------------------------------------------------------

================================================================================

---

Notes
-------------------------------------------------------------------------------

================================================================================

                                                                             ---

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.



You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:


Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:


Columbia Funds Trust XI: 811-4978



..  Columbia Asset Allocation Fund


--------------------------------------------------------------------------------

[LOGO] ColumbiaFunds

       A Member of Columbia Management Group

       (C)2005 Columbia Funds Distributor, Inc.
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.columbiafunds.com

Columbia Asset Allocation Fund          Prospectus, February 1, 2005
-------------------------------------------------------------------------------


Class T and G Shares

Advised by Columbia Management Advisors, Inc.

--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                  2
--------------------------------------------
Investment Goals........................  2
Principal Investment Strategies.........  2
Principal Investment Risks..............  3
Performance History.....................  6
Your Expenses...........................  8

YOUR ACCOUNT                             10
--------------------------------------------
How to Buy Shares....................... 10
Sales Charges........................... 11
How to Exchange Shares.................. 14
How to Sell Shares...................... 15
Fund Policy on Trading of Fund Shares... 16
Distribution and Service Fees........... 17
Other Information About Your Account.... 18



MANAGING THE FUND                        20
--------------------------------------------
Investment Advisor...................... 20
Portfolio Managers...................... 20

FINANCIAL HIGHLIGHTS                     23
--------------------------------------------

Class T and G shares are sold only to investors who received (and who have continuously held) Class T or G shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[LOGO] Not FDIC  May Lose Value
       Insured   No Bank Guarantee

The Fund
-------------------------------------------------------------------------------

INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks a high total return by providing both a current level of income that is greater than that provided by popular stock market averages, as well as long-term growth in the value of the Fund's assets.

       ------------------------------------------------------------------
         Current income includes both dividends from stocks and
         interest income from fixed income securities, after
         deducting Fund expenses.
       ------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund's investment advisor allocates the Fund's assets among various classes of equity and debt securities, including: large capitalization (large-cap) growth stocks, large-cap value stocks, middle capitalization (mid-cap) growth stocks, mid-cap value stocks, small capitalization (small-cap) growth stocks, small-cap value stocks, real estate investment trusts (REITs), foreign securities, investment grade bonds, and non-investment grade bonds. Each asset class is managed by a separate portfolio manager or team with experience in investing in that particular class.

The Fund's lead portfolio manager will allocate the Fund's assets among the various asset classes. The lead portfolio manager will adjust the number of asset classes, as well as the portion of the Fund's assets allocated to each asset class, from time to time, based on his assessment of such factors as relative attractiveness, valuation, fundamentals, quantitative analyses, economic and market expectations, and recommendations of the investment strategy group of Columbia Management Group, Inc., the parent company of the Fund's advisor.

In selecting equity securities, the advisor favors stocks with long-term growth potential that are expected to outperform their peers over time. The advisor also forecasts the direction and degree of change in long-term interest rates to help in the selection of debt securities. Investment grade debt securities purchased by the Fund will have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or will be unrated securities determined by the advisor to be of comparable quality. When deemed appropriate by the advisor, however, the Fund may invest up to 10% of its net assets in non-investment grade debt securities that are rated below BBB by S&P or Baa by Moody's or are unrated securities judged by the advisor to be of comparable quality (also known as "junk bonds"). The Fund keeps at least 25% of its total assets in fixed income investments, including debt securities and preferred stocks, at all times.

The Fund may invest up to 25% of its net assets in foreign securities.

The Fund may invest up to 10% of its net assets in exchange-traded funds, such as iShares/SM/. Exchange-traded funds are shares of investment companies which are traded like traditional equity securities on a national securities exchange or the NASDAQ(R) National Market System. iShares, which are traded on the American Stock Exchange, are shares of an investment company that invests substantially all of its assets in securities included in specified indices, including the Morgan Stanley Capital International indices for various countries and regions.

The Fund may invest up to 10% of its net assets in derivative instruments, such as options, futures and foreign currencies, for the purpose of hedging its portfolio, and may invest up to 10% of its net assets in REITs.

The Fund will sell a portfolio security when, as a result of changes in the economy, the advisor determines it is appropriate to revise the allocation of the Fund's assets between stocks and bonds. A security may also be sold as

---

The Fund


a result of an actual or expected deterioration in the performance of the security or in the financial condition of the issuer of the security.

As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional tax liability.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or investment strategies.


The Fund may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the bond markets. Derivatives are financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use derivatives for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Fund typically uses derivatives in an effort to achieve more efficiently economic exposures similar to those it could have achieved through the purchase and sale of fixed income securities. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to investments of that kind.


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably among comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued or supported by private entities, including corporate bonds, municipal bonds and mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived

                                                                             ---

The Fund


willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in asset-backed and mortgage-backed securities. With respect to investments in mortgage-backed securities, prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, asset-backed and mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal.


Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative strategies, see the Statement of Additional Information.



The Fund may invest in real estate investment trusts (REITs). REITs are entities which either own properties or make construction or mortgage loans. REITs also may include operating or finance companies. Investing in REITs involves certain unique risks in addition to those risks associated with the real estate industry in general. The prices of REITs are affected by changes in the value of the underlying property owned by the REITs. In addition, although the Fund does not invest directly in real estate, a REIT investment by the Fund is subject to certain of the risks associated with the ownership of real estate. These risks include possible declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds and changes in interest rates.


Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price

---

The Fund


movements may result from factors affecting individual companies, industries or the securities market as a whole.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of its stock may fall, or may not approach the value the advisor has placed on it.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

The Fund may enter into a number of derivative strategies, including those that employ futures, options and foreign currencies, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.



An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                             ---

The Fund



PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class T shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class T and G shares, including sales charges, compare with those of broad measures of market performance for one-year, five-years and ten-years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted below, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.



       ------------------------------------------------------------------

         UNDERSTANDING PERFORMANCE
         Calendar Year Total Returns show the Fund's Class T share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

         Average Annual Total Returns are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

         The Fund's returns are compared to the Standard & Poor's 500 Index (S&P Index), an unmanaged index that tracks the performance of 500 widely held, large-capitalization U.S. stocks. The Fund's returns are also compared to the Lehman Brothers Aggregate Bond Index (Lehman Index), an unmanaged market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar denominated and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

       ------------------------------------------------------------------


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The Fund



 Calendar Year Total Returns (Class T)/(1)/

                                    [CHART]


 1995    1996    1997    1998    1999    2000    2001    2002     2003    2004
------  ------  ------  ------   -----  ------  ------  -------  ------  ------
30.29%  15.11%  19.76%  17.73%   7.24%   1.81%  -8.31%  -15.50%  18.95%


                     For the periods shown in bar chart:
                     Best quarter:
                     Worst quarter:

(1) The calendar year total returns shown for Class T shares include the returns of Retail A shares of the Galaxy Asset Allocation Fund (the Galaxy
    Fund), the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class T shares were initially offered by the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 Average Annual Total Returns -- for periods ended December 31, 2004



                                                               1 Year 5 Years 10 Years
Class T (%)
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and Sale of Fund Shares
--------------------------------------------------------------------------------------
Class G (%)
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and Sale of Fund Shares
--------------------------------------------------------------------------------------
S&P Index (%)
--------------------------------------------------------------------------------------
Lehman Index (%)


(1) The average annual total returns shown include the returns of Retail A shares (for Class T shares) and Retail B shares (for Class G shares) of the Galaxy Fund for periods prior to November 18, 2002, the date on which Class T and Class G shares were initially offered by the Fund. The returns shown for Class G shares also include the returns of Retail A shares (adjusted to reflect sales charges applicable to Class G shares) for periods prior to the inception of Retail B shares of the Galaxy Fund (March 4, 1996). Retail A shares of the Galaxy Fund were initially offered on December 30, 1991. Class G shares generally would have had substantially similar returns to Retail A shares because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class G shares exceed expenses paid by Retail A shares.


                                                                             ---

The Fund



YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


       ------------------------------------------------------------------

         UNDERSTANDING EXPENSES
         Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

         Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees, and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

         Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.
         Except as noted below, the table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:
         .  $10,000 initial investment
         .  5% total return for each year
         .  Fund operating expenses remain the same
         .  Reinvestment of all dividends and distributions
         .  Class G shares convert to Class T shares after eight years
       ------------------------------------------------------------------



 Shareholder Fees/(1) /(paid directly from your investment)



                                                                       Class T   Class G
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                5.75       0.00
----------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)  1.00/(2)/  5.00
----------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                     /(3)/      /(3)/


(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) This charge applies only to certain Class T shares bought without an initial sales charge that are sold within 18 months of purchase.


(3) There is a $7.50 charge for wiring sale proceeds to your bank.


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The Fund



 Annual Fund Operating Expenses (deducted directly from Fund assets)


                                                     Class T Class G
           Management fee/(1)/ (%)
           ---------------------------------------------------------
           Distribution and service (12b-1) fees (%)           /(2)/
           ---------------------------------------------------------
           Other expenses/(3)/ (%)                     /(4)/
           ---------------------------------------------------------
           Total annual fund operating expenses (%)


(1) The Fund pays a management fee of   % and an administration fee of   %.


(2) The Fund may pay distribution and service (12b-1) fees up to a maximum of % of the Fund's average daily net assets attributable to Class G shares
    (comprised of up to   % for distribution services, up to   % for
    shareholder liaison services and up to   % for administrative support
    services), but will limit such fees to an aggregate fee of not more than % during the current fiscal year.


(3) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.


(4) The Fund may pay shareholder service fees (which are included in other
    expenses) of up to a maximum of   % of the Fund's average daily net assets
    attributable to Class T shares (comprised of up to   % for shareholder
    liaison services and up to   % for administrative support services) but
    will limit such fees to an aggregate fee of not more than   % during the
    current fiscal year.


 Example Expenses (your actual costs may be higher or lower)


       Class                             1 Year 3 Years 5 Years 10 Years
       Class T                             $       $       $       $
       -----------------------------------------------------------------
       Class G: did not sell your shares   $       $       $       $
                sold all your shares at
                the end of the period      $       $       $       $


                                                                             ---

Your Account
-------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot
Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.


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      INVESTMENT MINIMUMS
      Initial Minimums:
      Initial Investment.......................................... $1,000
      Automatic Investment Plan...................................    $50
      Retirement Plan.............................................    $25
      The Fund reserves the right to change these investment minimums.
      The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
      Class T and G shares are sold only to investors who received (and who have continuously held) Class T and G shares in connection with the merger of certain Galaxy Funds into various Columbia
      Funds (formerly named Liberty Funds).
    -----------------------------------------------------------------------


 Outlined below are the various options for buying shares:


Method             Instructions
Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                   your request prior to the close of regular trading on the
                   New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                   time. Your financial advisor may charge you fees for
                   executing the purchase for you.
-------------------------------------------------------------------------------
By check           For existing accounts, fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and
                   account number with a check made payable to the Fund to
                   Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA
                   02266-8081.
-------------------------------------------------------------------------------
By exchange        You or your financial advisor may acquire shares of the
                   Fund for your account by exchanging Class T or Class G
                   shares you own in a different fund distributed by Columbia
                   Funds Distributor, Inc. for shares of the same class (and, in some cases, certain other classes) of the Fund at no
                   additional cost. There may be an additional charge if
                   exchanging from a money market fund. To exchange by
                   telephone, call 1-800-422-3737.
-------------------------------------------------------------------------------
By wire            You may purchase shares of the Fund by wiring money from
                   your bank account to your Fund account. To wire funds to
                   your Fund account, call 1-800-422-3737 for wiring
                   instructions.
-------------------------------------------------------------------------------
By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds
                   transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                   prior to your telephone request. Be sure to complete the
                   appropriate section of the application.
-------------------------------------------------------------------------------
Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                   transfer. Be sure to complete the appropriate section of
                   the application for this feature.
-------------------------------------------------------------------------------
Automated dollar   You may purchase shares of the Fund for your account by
cost averaging     exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   You must have a current balance of at least $5,000 in the
                   fund the money is coming from. Exchanges will continue so
                   long as your fund balance is sufficient to complete the
                   transfers. You may terminate your program or change the
                   amount of the exchange (subject to the $100 minimum) by
                   calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
-------------------------------------------------------------------------------
By dividend        You may automatically invest dividends distributed by
diversification    another fund into the same class of shares of the Fund at
                   no additional sales charge. To invest your dividends in the
                   Fund, call 1-800-345-6611.



10

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Your Account



SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information.


Class T shares Your purchases of Class T shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class T shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

 Class T Sales Charges

                                                             % of offering
                                       As a % of                 price
                                       the public   As a %    retained by
                                        offering   of your     financial
      Amount purchased                   price    investment    advisor
      Less than $50,000                   5.75       6.10        5.00
      --------------------------------------------------------------------
      $50,000 to less than $100,000       4.50       4.71        3.75
      --------------------------------------------------------------------
      $100,000 to less than $250,000      3.50       3.63        2.75
      --------------------------------------------------------------------
      $250,000 to less than $500,000      2.50       2.56        2.00
      --------------------------------------------------------------------
      $500,000 to less than $1,000,000    2.00       2.04        1.75
      --------------------------------------------------------------------
      $1,000,000 or more                  0.00       0.00        0.00

Class T shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class T share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

                                                                             ---

Your Account



For Class T share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

 Purchases Over $1 Million

                Amount purchased                    Commission %
                Less than $3 million                    1.00
                ------------------------------------------------
                $3 million to less than $5 million      0.80
                ------------------------------------------------
                $5 million to less than $25 million     0.50
                ------------------------------------------------
                $25 million or more                     0.25

The commission to financial advisors for Class T share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

       ------------------------------------------------------------------

         UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES
         Certain investments in Class T and G shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the
         time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the
         longest.
       ------------------------------------------------------------------


Reduced Sales Charges for Larger Investments



A.  What are the principal ways to obtain a breakpoint discount?



There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class T shares of the Fund and other funds in the Columbia family of funds.



Rights of Accumulation The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.



Statement of Intent You also may pay a lower sales charge when purchasing Class T shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information. Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date the Statement of Intent is received by the Fund.


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Your Account




B.  What accounts are eligible for breakpoint discounts?



The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:



   .  Individual accounts



   .  Joint accounts



   .  Certain IRA accounts



   .  Certain trusts



   .  UTMA/UGMA accounts



For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step-child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.



C.  How do I obtain a breakpoint discount?



The steps necessary to obtain a breakpoint discount depends on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.



D.  How can I obtain more information about breakpoint discounts?



Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.


                                                                             ---

Your Account



Class G shares Your purchases of Class G shares are at Class G's net asset value. Class G shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class G shares as described in the chart below.

 Class G Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                    Through first year              5.00
                 ---------------------------------------------
                    Through second year             4.00
                 ---------------------------------------------
                    Through third year              4.00
                 ---------------------------------------------
                    Through fourth year             4.00
                 ---------------------------------------------
                    Through fifth year              3.00
                 ---------------------------------------------
                    Through sixth year              2.00
                 ---------------------------------------------
                    Through seventh year            1.00
                 ---------------------------------------------
                    Longer than seven years         0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class T shares occurs eight years after purchase.

Please see the Statement of Additional Information for the CDSCs and conversion schedules applicable to Class G shares received in exchange for Retail B Shares of the Galaxy Fund purchased or acquired prior to January 1, 2001.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your Class T shares for Class A or Class T shares, and may exchange your Class G shares for Class B or Class G shares, of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Class A or B shares acquired upon exchange of Class T and G may not be further exchanged back into Class T or Class G shares unless you continue to hold Class T or Class G shares. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification number available when calling.


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Your Account



HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

 Outlined below are the various options for selling shares:

 Method            Instructions
 Through your      You may call your financial advisor to place your sell
 financial advisor order. To receive the current trading day's price, your financial advisor must receive your request prior to the
                   close of regular trading on the NYSE, usually 4:00 p.m.
                   Eastern time. Your financial advisor may charge you fees
                   for executing a redemption for you.
 ------------------------------------------------------------------------------
 By exchange       You or your financial advisor may sell shares of the Fund
                   by exchanging from the Fund into the same share class (or
                   Class A and Class B shares, for Class T and Class G shares, respectively), of another fund distributed by Columbia
                   Funds Distributor, Inc. at no additional cost. To exchange by telephone, call 1-800-422-3737.
 ------------------------------------------------------------------------------
 By telephone      You or your financial advisor may sell shares of the Fund
                   by telephone and request that a check be sent to your
                   address of record by calling 1-800-422-3737, unless you
                   have notified the Fund of an address change within the
                   previous 30 days. The dollar limit for telephone sales is
                   $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.
 ------------------------------------------------------------------------------
 By mail           You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                   address below. In your letter of instruction, note the
                   Fund's name, share class, account number, and the dollar
                   value or number of shares you wish to sell. All account
                   owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock
                   exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program for amounts over
                   $100,000 or for alternate payee or mailing instructions.
                   Additional documentation is required for sales by
                   corporations, agents, fiduciaries, surviving joint owners
                   and individual retirement account owners. For details, call
                   1-800-345-6611.

                   Mail your letter of instruction to Columbia Funds Services,
                   Inc., P.O. Box 8081, Boston, MA 02266-8081.
 ------------------------------------------------------------------------------
 By wire           You may sell shares of the Fund and request that the
                   proceeds be wired to your bank. You must set up this
                   feature prior to your telephone request. Be sure to
                   complete the appropriate section of the account application for this feature.
 ------------------------------------------------------------------------------
 By systematic     You may automatically sell a specified dollar amount or
 withdrawal plan   percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                   available if you hold your shares in certificate form. All dividend and capital gains distributions must be
                   reinvested. Be sure to complete the appropriate section of the account application for this feature.
 ------------------------------------------------------------------------------
 By electronic     You may sell shares of the Fund and request that the
 funds transfer    proceeds be electronically transferred to your bank.
                   Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                   request. Be sure to complete the appropriate section of the account application for this feature.

                                                                             ---

Your Account



FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------



The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with the respect to frequent trading of the Fund's shares.



The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two round trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.



The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.



For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.



Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.



The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.


---

Your Account




The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.


DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

12b-1 Plan The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class G shares and certain services provided to you by your financial
advisor. The annual service fee may equal up to     % for Class G shares. The
annual distribution fee may equal up to     % for Class G shares. The Fund does
not intend to pay more than a total of     % for Class G shares in distribution
and shareholder service fees during the current fiscal year. The Fund has also adopted a plan that permits it to pay for certain services provided to Class T shareholders by their financial advisors. The annual service fee may equal up
to     % for Class T shares. The Fund does not intend to pay more than     %
for Class T shares in shareholder service fees during the current fiscal year. The foregoing fees are paid out of the assets of the relevant class. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class G shares automatically convert to Class T shares after a certain number of years, eliminating a portion of these fees upon conversion. Conversion may occur six or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account -- Sales Charges" or the Statement of Additional Information for the conversion schedules applicable to Class G shares.



Additional Intermediary Compensation In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.



Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.



In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.



In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.


                                                                             ---

Your Account



OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia". You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

Share Certificates Share certificates are not available for any class of shares offered by the Fund.

Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

 Types of Distributions

   Dividends      Represents interest and dividends earned from securities
                  held by the Fund, net of expenses incurred by the Fund.
  ----------------------------------------------------------------------------
   Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

       ------------------------------------------------------------------

         UNDERSTANDING FUND DISTRIBUTIONS
         The Fund may earn income from the securities it holds. The
         Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
       ------------------------------------------------------------------

---

Your Account




Distribution Options The Fund distributes any dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

 Distribution Options

    Reinvest all distributions in additional shares of your current fund
  ---------------------------------------------------------------------------
    Reinvest all distributions in shares of another fund
  ---------------------------------------------------------------------------
    Receive dividends in cash (see options below) and reinvest capital gains
  ---------------------------------------------------------------------------
    Receive all distributions in cash (with one of the following options):
  .  send the check to your address of record
  .  send the check to a third party address
  .  transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.



Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.


In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

                                                                             ---

Managing the Fund
-------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.





For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other
fees paid to Columbia Management by the Fund, amounted to     % of average
daily net assets of the Fund.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Harvey Hirschhorn, an executive vice president of Columbia Management, is the lead manager for the Fund and has co-managed the Fund since October, 2002. Mr. Hirschhorn has been associated with Columbia Management or its predecessors since 1973. Mr. Hirschhorn is responsible for allocating the Fund assets among the various asset classes, while investment decisions for the portion of the Fund's assets allocated to each asset class will be made by investment professionals with particular expertise in such asset class. The asset classes, and the persons responsible for managing the Fund's assets allocated to each particular asset class, are as follows:

Large-cap growth stocks
                              Alexander S. Macmillan and Paul J. Berlinguet

Large-cap value stocks
                              Brian J. Cunningham, Gregory M. Miller and Richard Dahlberg

Mid-cap growth stocks
                              Kenneth A. Korngiebel and Trent E. Nevills


Mid-cap value stocks
                              Diane L. Sobin and David I. Hoffman

Small-cap growth stocks
                              Paul J. Berlinguet

Small-cap value stocks
                              Stephen D. Barbaro

Real estate investment trusts
                              David W. Jellison

Foreign securities
                              Penelope L. Burgess and Deborah F. Snee


Investment grade bonds
                              Mark E. Newlin and Todd J. Mick

Non-investment grade bonds
                              Jeffrey L. Rippey

Alexander S. Macmillan, a senior vice president of Columbia Management and co-head of Columbia Management's Large-Cap Growth Team, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since April, 2003. Mr. Macmillan has been associated with Columbia Management or its predecessors since 1989.

Paul J. Berlinguet, a senior vice president of Columbia Management, head of Columbia Management's Small-Cap Growth Team and co-head of Columbia Management's Large-Cap Growth Team, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since October, 2003 and is the manager for the portion of the Fund allocated to the small-cap growth stocks category and has managed that portion of the Fund since November, 2003. Mr. Berlinguet has been associated with

---

Managing the Fund


Columbia Management since October, 2003. Prior to joining Columbia Management in October, 2003, Mr. Berlinguet was head of the large-mid cap equity group and a portfolio manager at John Hancock Funds from April, 2001 to October, 2003. Prior to joining John Hancock Funds in April, 2001, Mr. Berlinguet was head of the Global Technology Research Team and a large-cap growth portfolio manager at Baring Asset Management.

Brian J. Cunningham, a vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since November, 2003. Mr. Cunningham has been associated with Columbia Management or its predecessors since 1987.

Gregory M. Miller, a senior vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since April, 2003. Mr. Miller has been associated with Columbia Management or its predecessors since 1991.

Richard Dahlberg, a senior portfolio manager and head of Columbia Management's Large-Cap Value Team, is a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since October, 2003. Prior to joining Columbia Management in September, 2003, Mr. Dahlberg was a portfolio manager at Grantham, Mayo, Van Otterloo & Co. LLC from November, 2001 to December, 2002. Prior to joining Grantham, Mayo, Van Otterloo & Co. LLC in November, 2001, Mr. Dahlberg was a portfolio manager at Pioneer Investment Management, Inc. from September, 1998 to November, 2001.




Kenneth A. Korngiebel, a senior vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the mid-cap growth stocks category and has co-managed that portion of the Fund since June, 2004. Mr. Korngiebel has been associated with Columbia Management or its predecessors since 1996.



Trent E. Nevills, a vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the mid-cap growth stocks category and has co-managed that portion of the Fund since June, 2004. Mr. Nevills has been associated with Columbia Management or its predecessors since 2003. Prior to joining Columbia Management in 2003, Mr. Nevills was a portfolio manager and principal partner at QED Capital Management from 2000 - 2003. Prior to joining QED Capital Management in 2000, Mr. Nevills was a portfolio manager and assistant vice president at Federated Investors from 1999 - 2000, and an equity analyst from 1997 - 1999.








Diane L. Sobin, a senior portfolio manager of Columbia Management, is a co-manager for the portion of the Fund allocated to the mid-cap value stocks category and has co-managed the Fund since September, 2004. Ms. Sobin has been associated with Columbia Management and its predecessor or affiliate organizations since August, 2001. Prior to joining in August, 2001, Ms. Sobin was a senior vice president with Zurich Scudder Investments, Inc. from February, 2000 to June, 2001. Before that, Ms. Sobin was a managing director with Chase Asset Management from July, 1997 to October, 1999.



                                                                             ---

Managing the Fund




David I. Hoffman, a senior portfolio manager of Columbia Management, is a co-manager for the portion of the Fund allocated to the mid-cap value stocks category and has co-managed the Fund since September, 2004. Mr. Hoffman has been associated with Columbia Management and its predecessor or affiliate organizations since August, 2001. Prior to joining in August, 2001, Mr. Hoffman was a vice president with Zurich Scudder Investments, Inc. from March, 1999 to July, 2001. Before that, Mr. Hoffman was a managing director with HVB Asset Management (and related companies) from June, 1991 to February, 1999.


Stephen D. Barbaro, a vice president of Columbia Management, is the manager for the portion of the Fund allocated to the small-cap value stocks category and has managed that portion of the Fund since December, 2002. Mr. Barbaro has been associated with Columbia Management or its predecessors since 1976.

David W. Jellison, a vice president of Columbia Management, is the manager for the portion of the Fund allocated to the REITs category and has managed that portion of the Fund since December, 2002. Mr. Jellison has been associated with Columbia Management or its predecessors since 1992.




Penelope L. Burgess, a senior vice president of Columbia Management, is the co-manager for the portion of the Fund allocated to the foreign securities category and has co-managed that portion of the Fund since September, 2004. Ms. Burgess has been associated with Columbia Management or its predecessors since 1993.



Deborah F. Snee, a senior vice president of Columbia Management, is the co-manager for the portion of the Fund allocated to the foreign securities category and has co-managed that portion of the Fund since September, 2004. Ms. Snee has been associated with Columbia Management or its predecessors since 1999.



Mark E. Newlin, a senior vice president of Columbia Management, is the co-manager for the portion of the Fund allocated to the investment grade bonds category and has co-managed that portion of the Fund since May, 2004. Mr. Newlin has been associated with Columbia Management since August, 2003. Prior to joining Columbia Management in August, 2003, Mr. Newlin was director of fixed income at Harris Investment Management from March, 1994 to March, 2003.



Todd J. Mick, a vice president of Columbia Management, is the co-manager the portion of the Fund allocated to the investment grade bonds category and has co-managed that portion of the Fund since May, 2004. Mr. Mick has been associated with Columbia Management since 2000. Prior to joining Columbia Management, Mr. Mick was an investment officer with The Northern Trust Company from 1993 to 2000.


Jeffrey L. Rippey, a senior vice president of Columbia Management, is the manager for the portion of the Fund allocated to the non-investment grade bonds category and has managed that portion of the Fund since December, 2002. Mr. Rippey has been associated with Columbia Management or its predecessors since 1981.



---

Financial Highlights
-------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from October 1 to September 30, unless otherwise indicated. Information for Class T shares and Class G shares prior to November 18, 2002, the date of reorganization, is for the former Retail A shares and Retail B shares, respectively, of the Galaxy Asset Allocation Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for
the year ended September 30, 2004, have been audited by [                ], an
independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the period ended September 30, 2003 and the years ended October 31, 2002, 2001, 2000 and 1999, has been derived from the Fund's financial
statements which have been audited by [                   ], an independent
registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.


 The Fund


                                                Year ended    Period ended
                                               September 30, September 30,               Year ended October 31,
                                                   2004      2003                  2002          2001         2000
                                                  Class T       Class T            Class T       Class T      Class T
                                               ------------- --------------     -------       -------       -------



                                                                             ---

Financial Highlights


 The Fund


                                                 Year ended    Period ended
                                                September 30, September 30,                  Year ended October 31,
                                                    2004      2003                 2002          2001         2000       1999
                                                   Class G       Class G           Class G       Class G      Class G    Class G
                                                ------------- --------------     -------      -------       -------      -------




---

Notes
-------------------------------------------------------------------------------

================================================================================

                                                                             ---

Notes


================================================================================

---

Notes


================================================================================

                                                                            ---

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.



You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:


Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:


Columbia Funds Trust XI: 811-4978



..  Columbia Asset Allocation Fund


--------------------------------------------------------------------------------


[LOGO] ColumbiaFunds

       A Member of Columbia Management Group

       (C)2005 Columbia Funds Distributor, Inc.
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.columbiafunds.com

Columbia Asset Allocation Fund Prospectus, February 1, 2005
----------------------------------------------------------------------


Class Z Shares

Advised by Columbia Management Advisors, Inc.

--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                  2
--------------------------------------------
Investment Goals........................  2
Principal Investment Strategies.........  2
Principal Investment Risks..............  3
Performance History.....................  6
Your Expenses...........................  7

YOUR ACCOUNT                              9
--------------------------------------------
How to Buy Shares.......................  9
Eligible Investors...................... 10
Sales Charges........................... 11
How to Exchange Shares.................. 11
How to Sell Shares...................... 11
Fund Policy on Trading of Fund Shares... 12
Intermediary Compensation............... 13
Other Information About Your Account.... 14



MANAGING THE FUND                        16
--------------------------------------------
Investment Advisor...................... 16
Portfolio Managers...................... 16

FINANCIAL HIGHLIGHTS                     19
--------------------------------------------

Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[LOGO] Not FDIC Insured May Lose Value
               No Bank Guarantee

The Fund
-------------------------------------------------------------------------------

INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks a high total return by providing both a current level of income that is greater than that provided by popular stock market averages, as well as long-term growth in the value of the Fund's assets.

       ------------------------------------------------------------------

         Current income includes both dividends from stocks and
         interest income from fixed income securities, after
         deducting Fund expenses.
       ------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund's investment advisor allocates the Fund's assets among various classes of equity and debt securities, including: large capitalization (large-cap) growth stocks, large-cap value stocks, middle capitalization (mid-cap) growth stocks, mid-cap value stocks, small capitalization (small-cap) growth stocks, small-cap value stocks, real estate investment trusts (REITs), foreign securities, investment grade bonds, and non-investment grade bonds. Each asset class is managed by a separate portfolio manager or team with experience in investing in that particular class.

The Fund's lead portfolio manager will allocate the Fund's assets among the various asset classes. The lead portfolio manager will adjust the number of asset classes, as well as the portion of the Fund's assets allocated to each asset class, from time to time, based on his assessment of such factors as relative attractiveness, valuation, fundamentals, quantitative analyses, economic and market expectations, and recommendations of the investment strategy group of Columbia Management Group, Inc., the parent company of the Fund's advisor.

In selecting equity securities, the advisor favors stocks with long-term growth potential that are expected to outperform their peers over time. The advisor also forecasts the direction and degree of change in long-term interest rates to help in the selection of debt securities. Investment grade debt securities purchased by the Fund will have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or will be unrated securities determined by the advisor to be of comparable quality. When deemed appropriate by the advisor, however, the Fund may invest up to 10% of its net assets in non-investment grade debt securities that are rated below BBB by S&P or Baa by Moody's or are unrated securities judged by the advisor to be of comparable quality (also known as "junk bonds"). The Fund keeps at least 25% of its total assets in fixed income investments, including debt securities and preferred stocks, at all times.

The Fund may invest up to 25% of its net assets in foreign securities.

The Fund may invest up to 10% of its net assets in exchange-traded funds, such as iShares/SM/. Exchange-traded funds are shares of investment companies which are traded like traditional equity securities on a national securities exchange or the NASDAQ(R) National Market System. iShares, which are traded on the American Stock Exchange, are shares of an investment company that invests substantially all of its assets in securities included in specified indices, including the Morgan Stanley Capital International indices for various countries and regions.

The Fund may invest up to 10% of its net assets in derivative instruments, such as options, futures and foreign currencies, for the purpose of hedging its portfolio, and may invest up to 10% of its net assets in REITs.

The Fund will sell a portfolio security when, as a result of changes in the economy, the advisor determines it is appropriate to revise the allocation of the Fund's assets between stocks and bonds. A security may also be sold as a result of an actual or expected deterioration in the performance of the security or in the financial condition of the issuer of the security.

---

The Fund



As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional tax liability.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or investment strategies.


The Fund may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the bond markets. Derivatives are financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use derivatives for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Fund typically uses derivatives in an effort to achieve more efficiently economic exposures similar to those it could have achieved through the purchase and sale of fixed income securities. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to investments of that kind.


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably among comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued or supported by private entities, including corporate bonds, municipal bonds and mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

                                                                             ---

The Fund



Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in asset-backed and mortgage-backed securities. With respect to investments in mortgage-backed securities, prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, asset-backed and mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal.


Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative strategies, see the Statement of Additional Information.


The Fund may invest in real estate investment trusts (REITs). REITs are entities which either own properties or make construction or mortgage loans. REITs may also include operating or finance companies. Investing in REITs involves certain unique risks in addition to those risks associated with the real estate industry in general. The prices of REITs are affected by changes in the value of the underlying property owned by the REITs. In addition, although the Fund does not invest directly in real estate, a REIT investment by the Fund is subject to certain of the risks associated with the ownership of real estate. These risks include possible declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds and changes in interest rates.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

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The Fund



Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of its stock may fall, or may not approach the value the advisor has placed on it.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

The Fund may enter into a number of derivative strategies, including those that employ futures, options and foreign currencies, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.



An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                             ---

The Fund



PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of broad measures of market performance for one-year, five-years and ten-years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.



       ------------------------------------------------------------------

         UNDERSTANDING PERFORMANCE
         Calendar Year Total Returns show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

         Average Annual Total Returns are a measure of the Fund's
         Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.

         The Fund's returns are compared to the Standard & Poor's 500 Index (S&P Index), an unmanaged index that tracks the performance of 500 widely held, large-capitalization U.S. stocks. The Fund's returns are also compared to the Lehman Brothers Aggregate Bond Index (Lehman Index), an unmanaged market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of
         fixed-rate, publicly placed, dollar denominated and non-convertible investment grade debt issues with at least
         $250 million par amount outstanding and with at least one
         year to final maturity. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
       ------------------------------------------------------------------


 Calendar Year Total Returns (Class Z)/(1)/

                                    [CHART]

 1995    1996    1997    1998    1999    2000    2001    2002     2003    2004
------  ------  ------  ------  ------  ------  ------  ------   ------  ------
30.54%  15.36%  19.86%  17.89%   7.41%  2.08%   -8.12%  -15.30%  19.33%



                     For the periods shown in bar chart:
                     Best quarter:
                     Worst quarter:

(1) The calendar year total returns shown for Class Z shares include the returns of Trust shares of the Galaxy Asset Allocation Fund (the Galaxy
    Fund), the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the Fund.

---

The Fund



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 Average Annual Total Returns -- for periods ended December 31, 2004



                                                               1 Year  5 Years  10 Years
Class Z (%)
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and Sale of Fund Shares
-----------------------------------------------------------------------------------------
S&P Index (%)
-----------------------------------------------------------------------------------------
Lehman Index (%)


(1) The average annual returns shown include returns of Trust shares of the Galaxy Fund for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the Fund.


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


      -------------------------------------------------------------------

         UNDERSTANDING EXPENSES

         Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

         Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:
         .  $10,000 initial investment
         .  5% total return for each year
         .  Fund operating expenses remain the same
         .  Reinvestment of all dividends and distributions
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                                                                            ---

The Fund




 Shareholder Fees/(1)/ (paid directly from your investment)



  Maximum sales charge (load) on purchases (%)
  (as a percentage of the offering price)                                0.00
  ---------------------------------------------------------------------------
  Maximum deferred sales charge (load) on redemptions (%)
  (as a percentage of the lesser of purchase price or redemption price)  0.00
  ---------------------------------------------------------------------------
  Redemption fee (%)
  (as a percentage of amount redeemed, if applicable)                   /(2)/


(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) There is a $7.50 charge for wiring sale proceeds to your bank.


 Annual Fund Operating Expenses (deducted directly from Fund assets)


                Management fee/(1)/ (%)
                --------------------------------------------------
                Distribution and service (12b-1) fees (%)
                --------------------------------------------------
                Other expenses/(2)/ (%)
                --------------------------------------------------
                Total annual fund operating expenses (%)


(1) The Fund pays a management fee of     % and an administration fee of     %.


(2) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.


 Example Expenses (your actual costs may be higher or lower)


                        1 Year 3 Years 5 Years 10 Years
                          $       $       $       $


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Your Account
-------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------
When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with Columbia Funds Services, Inc. or your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

 Outlined below are the various options for buying shares:


Method             Instructions
Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                   your request prior to the close of regular trading on the
                   New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                   time. Your financial advisor may charge you fees for
                   executing the purchase for you.
-------------------------------------------------------------------------------
By check           For new accounts, send a completed application and check
(new account)      made payable to the Fund to Columbia Funds Services, Inc.,
                   P.O. Box 8081, Boston, MA 02266-8081.
-------------------------------------------------------------------------------
By check           For existing accounts, fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and
                   account number with a check made payable to the Fund and
                   mailed to Columbia Funds Services, Inc., P.O. Box 8081,
                   Boston, MA 02266-8081.
-------------------------------------------------------------------------------
By exchange        You or your financial advisor may acquire shares of the
                   Fund for your account by exchanging shares you own in a
                   different fund distributed by Columbia Funds Distributor,
                   Inc. for shares of the same class of the Fund at no
                   additional cost. To exchange by telephone, call
                   1-800-422-3737. Please see "How to Exchange Shares" for
                   more information.
-------------------------------------------------------------------------------
By wire            You may purchase shares of the Fund by wiring money from
                   your bank account to your Fund account. To wire funds to
                   your Fund account, call 1-800-422-3737 for wiring
                   instructions.
-------------------------------------------------------------------------------
By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds
                   transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                   prior to your telephone request. Be sure to complete the
                   appropriate section of the application.
-------------------------------------------------------------------------------
Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                   transfer. Be sure to complete the appropriate section of
                   the application for this feature.
-------------------------------------------------------------------------------
Automated dollar   You may purchase shares of the Fund for your account by
cost averaging     exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   Exchanges will continue so long as your fund balance is
                   sufficient to complete the transfers. You may terminate
                   your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
-------------------------------------------------------------------------------
By dividend        You may automatically invest dividends distributed by
diversification    another fund into the same class of shares of the Fund at
                   no additional sales charge. To invest your dividends in the
                   Fund, call 1-800-345-6611.


                                                                            ---

Your Account



ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

   . Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Funds Distributor, Inc. (i) who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iii) who purchased certain no-load shares of funds merged with funds distributed by Columbia Funds Distributor, Inc.;

   . Any trustee or director (or family member of a trustee or director) of any fund distributed by Columbia Funds Distributor, Inc.; and


   . Any employee (or family member of an employee) of former FleetBoston Financial Corporation or its subsidiaries.


$100,000 minimum initial investment

   . Clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee; and

   . Any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

No minimum initial investment

   . Any client of Fleet National Bank or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet National Bank or the subsidiary);

   . A retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from Columbia Funds Distributor, Inc. or through a third-party broker-dealer;

   . Investors purchasing through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and

   . Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $25 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

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Your Account



SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

       ------------------------------------------------------------------

         CHOOSING A SHARE CLASS
         The Fund offers one class of shares in this prospectus -- Class Z.

         The Fund also offers five additional classes of
         shares -- Class A, B, C, T and G shares are available through separate prospectuses. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are
         investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other
         classes.
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HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification number available when calling.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

                                                                            ---

Your Account



 Outlined below are the various options for selling shares:


 Method            Instructions
 Through your      You may call your financial advisor to place your sell
 financial advisor order. To receive the current trading day's price, your financial advisor must receive your request prior to the
                   close of regular trading on the NYSE, usually 4:00 p.m.
                   Eastern time. Your financial advisor may charge you fees
                   for executing a redemption for you.
 ------------------------------------------------------------------------------
 By exchange       You or your financial advisor may sell shares of the Fund
                   by exchanging from the Fund into Class Z shares or Class A
                   (only if Class Z is not offered) shares of another fund
                   distributed by Columbia Funds Distributor, Inc. at no
                   additional cost. To exchange by telephone, call
                   1-800-422-3737.
 ------------------------------------------------------------------------------
 By telephone      You or your financial advisor may sell shares of the Fund
                   by telephone and request that a check be sent to your
                   address of record by calling 1-800-422-3737, unless you
                   have notified the Fund of an address change within the
                   previous 30 days. The dollar limit for telephone sales is $
                   100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.
 ------------------------------------------------------------------------------
 By mail           You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign
                   the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another
                   eligible guarantor that participates in the Medallion
                   Signature Guarantee Program for amounts over $100,000 or
                   for alternate payee or mailing instructions. Additional
                   documentation is required for sales by corporations,
                   agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.
                   Mail your letter of instruction to Columbia Funds Services,
                   Inc., P.O. Box 8081, Boston, MA 02266-8081.
 ------------------------------------------------------------------------------
 By wire           You may sell shares of the Fund and request that the
                   proceeds be wired to your bank. You must set up this
                   feature prior to your telephone request. Be sure to
                   complete the appropriate section of the account application for this feature.
 ------------------------------------------------------------------------------
 By systematic     You may automatically sell a specified dollar amount or
 withdrawal plan   percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. All dividend and
                   capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
 ------------------------------------------------------------------------------
 By electronic     You may sell shares of the Fund and request that the
 funds transfer    proceeds be electronically transferred to your bank.
                   Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                   request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------



The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.



The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), Columbia Funds may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.


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Your Account




The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.



For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.



Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.



The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.



The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.



INTERMEDIARY COMPENSATION

--------------------------------------------------------------------------------

The distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of the Fund or other funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.



Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.


                                                                            ---

Your Account




In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.



In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How the Fund's Share Price is Determined The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

Share Certificates Share certificates are not available for Class Z shares.

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Your Account



Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

 Types of Distributions

   Dividends      Represents interest and dividends earned from securities
                  held by the Fund, net of expenses incurred by the Fund.
  ----------------------------------------------------------------------------
   Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

       ------------------------------------------------------------------

         UNDERSTANDING FUND DISTRIBUTIONS
         The Fund may earn income from the securities it holds. The
         Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
       ------------------------------------------------------------------


Distribution Options The Fund distributes any dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

 Distribution Options

    Reinvest all distributions in additional shares of your current fund
  ---------------------------------------------------------------------------
    Reinvest all distributions in shares of another fund
  ---------------------------------------------------------------------------
    Receive dividends in cash (see options below) and reinvest capital gains
  ---------------------------------------------------------------------------
    Receive all distributions in cash (with one of the following options):
  .  send the check to your address of record
  .  send the check to a third party address
  .  transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.



Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.


In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

                                                                             ---

Managing the Fund
-------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.





For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other
fees paid to Columbia Management by the Fund, amounted to     % of average
daily net assets of the Fund.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Harvey Hirschhorn, an executive vice president of Columbia Management, is the lead manager for the Fund and has co-managed the Fund since October, 2002. Mr. Hirschhorn has been associated with Columbia Management or its predecessors since 1973. Mr. Hirschhorn is responsible for allocating the Fund assets among the various asset classes, while investment decisions for the portion of the Fund's assets allocated to each asset class will be made by investment professionals with particular expertise in such asset class. The asset classes, and the persons responsible for managing the Fund's assets allocated to each particular asset class, are as follows:

Large-cap growth stocks
                              Alexander S. Macmillan and Paul J. Berlinguet

Large-cap value stocks
                              Brian J. Cunningham, Gregory M. Miller and Richard Dahlberg

Mid-cap growth stocks
                              Kenneth A. Korngiebel and Trent E. Nevills


Mid-cap value stocks
                              Diane L. Sobin and David I. Hoffman

Small-cap growth stocks
                              Paul J. Berlinguet

Small-cap value stocks
                              Stephen D. Barbaro

Real estate investment trusts
                              David W. Jellison

Foreign securities
                              Penelope L. Burgess and Deborah F. Snee


Investment grade bonds
                              Mark E. Newlin and Todd J. Mick

Non-investment grade bonds
                              Jeffrey L. Rippey

Alexander S. Macmillan, a senior vice president of Columbia Management and co-head of Columbia Management's Large-Cap Growth Team, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since April, 2003. Mr. Macmillan has been associated with Columbia Management or its predecessors since 1989.

Paul J. Berlinguet, a senior vice president of Columbia Management, head of Columbia Management's Small-Cap Growth Team and co-head of Columbia Management's Large-Cap Growth Team, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since October, 2003 and is the manager for the portion of the Fund allocated to the small-cap growth stocks category and has managed that portion of the Fund since November, 2003. Mr. Berlinguet has been associated with

---

Managing the Fund


Columbia Management since October, 2003. Prior to joining Columbia Management in October, 2003, Mr. Berlinguet was head of the large-mid cap equity group and a portfolio manager at John Hancock Funds from April, 2001 to October, 2003. Prior to joining John Hancock Funds in April, 2001, Mr. Berlinguet was head of the Global Technology Research Team and a large-cap growth portfolio manager at Baring Asset Management.

Brian J. Cunningham, a vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since November, 2003. Mr. Cunningham has been associated with Columbia Management or its predecessors since 1987.

Gregory M. Miller, a senior vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since April, 2003. Mr. Miller has been associated with Columbia Management or its predecessors since 1991.

Richard Dahlberg, a senior portfolio manager and head of Columbia Management's Large-Cap Value Team, is a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since October, 2003. Prior to joining Columbia Management in September, 2003, Mr. Dahlberg was a portfolio manager at Grantham, Mayo, Van Otterloo & Co. LLC from November, 2001 to December, 2002. Prior to joining Grantham, Mayo, Van Otterloo & Co. LLC in November, 2001, Mr. Dahlberg was a portfolio manager at Pioneer Investment Management, Inc. from September, 1998 to November, 2001.




Kenneth A. Korngiebel, a senior vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the mid-cap growth stocks category and has co-managed that portion of the Fund since June, 2004. Mr. Korngiebel has been associated with Columbia Management or its predecessors since 1996.



Trent E. Nevills, a vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the mid-cap growth stocks category and has co-managed that portion of the Fund since June, 2004. Mr. Nevills has been associated with Columbia Management or its predecessors since 2003. Prior to joining Columbia Management in 2003, Mr. Nevills was a portfolio manager and principal partner at QED Capital Management from 2000 - 2003. Prior to joining QED Capital Management in 2000, Mr. Nevills was a portfolio manager and assistant vice president at Federated Investors from 1999 - 2000, and an equity analyst from 1997 - 1999.








Diane L. Sobin, a senior portfolio manager of Columbia Management, is a co-manager for the portion of the Fund allocated to the mid-cap value stocks category and has co-managed the Fund since September, 2004. Ms. Sobin has been associated with Columbia Management and its predecessor or affiliate organizations since August, 2001. Prior to joining in August, 2001, Ms. Sobin was a senior vice president with Zurich Scudder Investments, Inc. from February, 2000 to June, 2001. Before that, Ms. Sobin was a managing director with Chase Asset Management from July, 1997 to October, 1999.



                                                                             ---

Managing the Fund




David I. Hoffman, a senior portfolio manager of Columbia Management, is a co-manager for the portion of the Fund allocated to the mid-cap value stocks category and has co-managed the Fund since September, 2004. Mr. Hoffman has been associated with Columbia Management and its predecessor or affiliate organizations since August, 2001. Prior to joining in August, 2001, Mr. Hoffman was a vice president with Zurich Scudder Investments, Inc. from March, 1999 to July, 2001. Before that, Mr. Hoffman was a managing director with HVB Asset Management (and related companies) from June, 1991 to February, 1999.


Stephen D. Barbaro, a vice president of Columbia Management, is the manager for the portion of the Fund allocated to the small-cap value stocks category and has managed that portion of the Fund since December, 2002. Mr. Barbaro has been associated with Columbia Management or its predecessors since 1976.

David W. Jellison, a vice president of Columbia Management, is the manager for the portion of the Fund allocated to the REITs category and has managed that portion of the Fund since December, 2002. Mr. Jellison has been associated with Columbia Management or its predecessors since 1992.




Penelope L. Burgess, a senior vice president of Columbia Management, is the co-manager for the portion of the Fund allocated to the foreign securities category and has co-managed that portion of the Fund since September, 2004. Ms. Burgess has been associated with Columbia Management or its predecessors since 1993.



Deborah F. Snee, a senior vice president of Columbia Management, is the co-manager for the portion of the Fund allocated to the foreign securities category and has co-managed that portion of the Fund since September, 2004. Ms. Snee has been associated with Columbia Management or its predecessors since 1999.



Mark E. Newlin, a senior vice president of Columbia Management, is the co-manager for the portion of the Fund allocated to the investment grade bonds category and has co-managed that portion of the Fund since May, 2004. Mr. Newlin has been associated with Columbia Management since August, 2003. Prior to joining Columbia Management in August, 2003, Mr. Newlin was director of fixed income at Harris Investment Management from March, 1994 to March, 2003.



Todd J. Mick, a vice president of Columbia Management, is the co-manager the portion of the Fund allocated to the investment grade bonds category and has co-managed that portion of the Fund since May, 2004. Mr. Mick has been associated with Columbia Management since 2000. Prior to joining Columbia Management, Mr. Mick was an investment officer with The Northern Trust Company from 1993 to 2000.


Jeffrey L. Rippey, a senior vice president of Columbia Management, is the manager for the portion of the Fund allocated to the non-investment grade bonds category and has managed that portion of the Fund since December, 2002. Mr. Rippey has been associated with Columbia Management or its predecessors since 1981.


---

Financial Highlights
-------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the last five fiscal years, which run from October 1 to September 30, unless otherwise indicated. Information for Class Z shares prior to November 18, 2002, the date of reorganization, is for the former Trust shares of the Galaxy Asset Allocation Fund. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for the years ended September 30, 2004, have been
audited by [                         ], an independent registered public
accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the period ended September 30, 2003 and the years ended October 31, 2002, 2001, 2000 and 1999, has been derived from the Fund's financial statements which have been audited by
[            ], an independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.


 The Fund

                             Year ended                      Period ended
                            September 30,                    September 30,                   Year ended October 31,
                                2004                              2003                 2002          2001         2000       1999
                              Class Z                           Class Z            Class Z       Class Z      Class Z    Class Z
                            -----------                       --------------     -------       -------       -------      -------




                                                                             ---

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.



You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:


Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:


Columbia Funds Trust XI: 811-4978



..  Columbia Asset Allocation Fund


--------------------------------------------------------------------------------


[LOGO] ColumbiaFunds

       A Member of Columbia Management Group

       (C)2005 Columbia Funds Distributor, Inc.
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.columbiafunds.com

Columbia Dividend Income Fund           Prospectus, February 1, 2005
--------------------------------------------------------------------------------


Class A, B and C Shares

Advised by Columbia Management Advisors, Inc.

--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                  2
--------------------------------------------
Investment Goal.........................  2
Principal Investment Strategies.........  2
Principal Investment Risks..............  2
Performance History.....................  4
Your Expenses...........................  7

YOUR ACCOUNT                              9
--------------------------------------------
How to Buy Shares.......................  9
Sales Charges........................... 10
How to Exchange Shares.................. 15
How to Sell Shares...................... 15
Fund Policy on Trading of Fund Shares... 16
Distribution and Service Fees........... 17
Other Information About Your Account.... 18



MANAGING THE FUND                        21
--------------------------------------------
Investment Advisor...................... 21
Portfolio Managers...................... 21

FINANCIAL HIGHLIGHTS                     22
--------------------------------------------

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[LOGO] Not FDIC Insured May Lose Value
               No Bank Guarantee

The Fund
-------------------------------------------------------------------------------


INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of income-producing (dividend-paying) equity securities, which will consist primarily of common stocks but may also include preferred stocks and convertible securities. The Fund's investment advisor looks for investments that it believes offer prospects for dividend growth and capital appreciation.

The Fund generally will emphasize value stocks, but may purchase growth securities when such securities pay dividends or the advisor believes such securities have particularly good prospects for capital appreciation. In addition to equity securities, the Fund may also invest up to 20% of its net assets in debt securities, including lower-quality debt securities. The Fund may invest up to 20% of its net assets in securities of foreign issuers.

                        -----------------------------------------------------
                          Value stocks are stocks
                          that appear to be
                          underpriced based on
                          measures such as lower
                          price-to-earnings,
                          price-to-book value and
                          price-to-earnings growth
                          ratios.

                          Growth stocks generally
                          offer the potential for
                          strong revenue and
                          earnings, and accompanying
                          capital growth, with less
                          dividend income than value
                          stocks.
                        -----------------------------------------------------

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset

---
2

The Fund


classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.


Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of the company's stock may fall, or may not approach the value the advisor has placed on it.


Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.




Convertible securities are securities that can be converted into common stock, such as certain debt securities and preferred stock. Convertible securities are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to market risk.


Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities have a higher risk that the issuer of the security may default and not make payment of interest or principal.

Medium-quality debt securities. Medium-quality debt securities, although considered investment grade, may have some speculative characteristics.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies;

                                                                             ---

The Fund


the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of broad measures of market performance for one year, five years and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.



  ----------------------------------------------------------------------------

    UNDERSTANDING PERFORMANCE
    Calendar Year Total Returns show the Fund's Class A share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

    Average Annual Total Returns are a measure of the Fund's average performance, over the past one-year, five-year and life of the Fund periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

    The Fund's returns are compared to the Russell 1000 Value Index, an unmanaged index that measures the performance of those Russell 1000
    Index companies with lower price-to-book ratios and lower forecasted growth values. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
  ----------------------------------------------------------------------------


---
4

The Fund


 Calendar Year Total Returns (Class A)/(1)/

                                    [CHART]

1999    2000   2001    2002     2003    2004
-----  ------  -----  -------  ------  ------
0.05%  22.22%  8.00%  -20.64%  21.10%



                     For the periods shown in bar chart:
                     Best quarter:
                     Worst quarter:

(1) The bar chart total returns shown are for Class A shares and include the returns of the Fund's Class T shares, which include the returns of Retail A Shares of the Galaxy Strategic Equity Fund (the Galaxy Fund), the predecessor to the Fund, for periods prior to November 25, 2002. Class T shares are not offered in this prospectus. Class A shares would have had substantially similar annual returns because they are invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class A shares exceed expenses paid by Class T shares. On October 27, 2003, the investment policies of the Fund (formerly known as Columbia Strategic Equity Fund) were modified. As a result, the Fund's performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.

                                                                             ---

The Fund


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 Average Annual Total Returns -- for periods ended December 31, 2004/(1)/



                                                                   Life of
                                                                   the Fund
    Class A (%)
      Return Before Taxes
      Return After Taxes on Distributions
      Return After Taxes on Distributions and Sale Fund Shares
    -----------------------------------------------------------------------
    Class B (%)
      Return Before Taxes
      Return After Taxes on Distributions
      Return After Taxes on Distributions and Sale of Fund Shares
    -----------------------------------------------------------------------
    Class C (%)
      Return Before Taxes
      Return After Taxes on Distributions
      Return After Taxes on Distributions and Sale of Fund Shares
    -----------------------------------------------------------------------
    Russell 1000 Value Index
    -----------------------------------------------------------------------
    S&P 500 Index (%)


(1) Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class T shares (for Class A) and Class G shares (for Class B and Class C) for periods prior to November 25, 2002, the date on which Class A, B and C shares were initially offered by the Fund. The returns shown for Class T and G shares include the returns of Retail A Shares (for Class T) and Retail B Shares (for Class G) of the Galaxy Fund for periods prior to November 25, 2002, the date on which Class T and G shares were initially offered by the Fund. The returns have not been restated to reflect any differences in expenses between the predecessor shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. On October 27, 2003, the investment policies of the Fund (formerly known as Columbia Strategic Equity Fund) were modified. As a result, the Fund's performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.


(2) Performance information is from February 28, 1998.


---
6

The Fund


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


       ------------------------------------------------------------------

         UNDERSTANDING EXPENSES
         Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

         Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

         Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.
         Except as noted, the table does not take into account any expense reduction arrangement discussed in the Annual Fund Operating Expense table. It uses the following hypothetical conditions:
         .  $10,000 initial investment
         .  5% total return for each year
         .  Fund operating expenses remain the same
         .  Reinvestment of all dividends and distributions
         .  Class B shares convert to Class A shares after eight years
       ------------------------------------------------------------------



 Shareholder Fees/(1)/ (paid directly from your investment)



                                                                       Class A    Class B Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                 5.75        0.00    0.00
-------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)   1.00/(2)/   5.00    1.00
-------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                      /(3)/     /(3)/   /(3)/


(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.


(3) There is a $7.50 charge for wiring sale proceeds to your bank.


                                                                             ---

The Fund


 Annual Fund Operating Expenses (deducted directly from Fund assets)


                                                 Class A Class B Class C
       Management fee/(1)/ (%)
       -----------------------------------------------------------------
       Distribution and service (12b-1) fees (%)
       -----------------------------------------------------------------
       Other expenses (%)
       -----------------------------------------------------------------
       Total annual fund operating expenses (%)


(1) The Fund pays a management fee of __% and an administrative fee of __%.


(2) The Fund may pay distribution and service fees up to a maximum of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but will limit such fees to an aggregate of not more than 0.25% for Class A shares during the current fiscal year.


(3) The Fund's transfer agent has voluntarily agreed to waive a portion of its fee for Class A, B and C shares. If this waiver were reflected in the
    table, other expenses would be     % for all shares classes and total
    annual fund operating expenses for Class A, B and C shares would be     %,
        % and     %, respectively. This arrangement may be modified or
    terminated at any time.


(4) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.


 Example Expenses (your actual costs may be higher or lower)


       Class                             1 Year 3 Years 5 Years 10 Years
       Class A                             $       $       $       $
       -----------------------------------------------------------------
       Class B: did not sell your shares   $       $       $       $
                sold all your shares at
                the end of the period      $       $       $       $
       -----------------------------------------------------------------
       Class C: did not sell your shares   $       $       $       $
                sold all your shares at
                the end of the period      $       $       $       $


---
8

Your Account
-------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot
Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.


    -----------------------------------------------------------------------

      INVESTMENT MINIMUMS
      Initial Investment.......................................... $1,000
      Automatic Investment Plan...................................    $50
      Retirement Plan.............................................    $25
      The Fund reserves the right to change these investment minimums.
      The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
    -----------------------------------------------------------------------


 Outlined below are the various options for buying shares:


Method             Instructions
Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                   your request prior to the close of regular trading on the
                   New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                   time. Your financial advisor may charge you fees for
                   executing the purchase for you.
-------------------------------------------------------------------------------
By check           For new accounts send a completed application and check
(new account)      made payable to the Fund to the transfer agent, Columbia
                   Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-------------------------------------------------------------------------------
By check           For existing accounts fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and
                   account number with a check made payable to the Fund and
                   mailed to Columbia Funds Services, Inc., P.O. Box 8081,
                   Boston, MA 02266-8081.
-------------------------------------------------------------------------------
By exchange        You or your financial advisor may acquire shares of the
                   Fund for your account by exchanging shares you own in a
                   different fund distributed by Columbia Funds Distributor,
                   Inc. for shares of the same class (and, in some cases,
                   certain other classes) of the Fund at no additional cost.
                   There may be an additional sales charge if exchanging from a money market fund. To exchange by telephone, call
                   1-800-422-3737. Please see "How to Exchange Shares" for
                   more information.
-------------------------------------------------------------------------------
By wire            You may purchase shares of the Fund by wiring money from
                   your bank account to your Fund account. To wire funds to
                   your Fund account, call 1-800-422-3737 for wiring
                   instructions.
-------------------------------------------------------------------------------
By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds
                   transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                   prior to your telephone request. Be sure to complete the
                   appropriate section of the application.
-------------------------------------------------------------------------------
Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                   transfer. Be sure to complete the appropriate section of
                   the application for this feature.
-------------------------------------------------------------------------------
Automated dollar   You may purchase shares of the Fund for your account by
cost averaging     exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   Exchanges will continue so long as your fund balance is
                   sufficient to complete the transfers. You may terminate
                   your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-345-6611. There may
                   be an additional sales charge if exchanging from a money
                   market fund. Be sure to complete the appropriate section of the account application for this feature.
-------------------------------------------------------------------------------
By dividend        You may automatically invest dividends distributed by
diversification    another fund into the same class of shares (and, in some
                   cases, certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if
                   exchanging from a money market fund. To invest your
                   dividends in the Fund, call 1-800-345-6611.


                                                                             ---

Your Account


SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information.


       ------------------------------------------------------------------

         CHOOSING A SHARE CLASS
         The Fund offers three classes of shares in this prospectus -- Class A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

         The Fund also offers three additional classes of shares -- Classes T, G and Z shares -- exclusively to certain institutional and other investors through separate
         prospectuses.
       ------------------------------------------------------------------

Class A shares Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

 Class A Sales Charges

                                                             % of offering
                                       As a % of                 price
                                       the public   As a %    retained by
                                        offering   of your     financial
      Amount purchased                   price    investment    advisor
      Less than $50,000                   5.75       6.10        5.00
      --------------------------------------------------------------------
      $50,000 to less than $100,000       4.50       4.71        3.75
      --------------------------------------------------------------------
      $100,000 to less than $250,000      3.50       3.63        2.75
      --------------------------------------------------------------------
      $250,000 to less than $500,000      2.50       2.56        2.00
      --------------------------------------------------------------------
      $500,000 to less than $1,000,000    2.00       2.04        1.75
      --------------------------------------------------------------------
      $1,000,000 or more                  0.00       0.00        0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

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10

Your Account


For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

 Purchases Over $ 1 Million

                Amount purchased                    Commission %
                Less than $3 million                    1.00
                ------------------------------------------------
                $3 million to less than $5 million      0.80
                ------------------------------------------------
                $5 million to less than $25 million     0.50
                ------------------------------------------------
                $25 million or more                     0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

  ----------------------------------------------------------------------------

    UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES
    Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.
  ----------------------------------------------------------------------------


Reduced Sales Charges for Larger Investments



A. What are the principal ways to obtain a breakpoint discount?



There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.



Rights of Accumulation The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.



Statement of Intent You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to


                                                                             ---

Your Account



substantiate historic costs because the Fund and your financial intermediary may not maintain this information. Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date the Statement of Intent is received by the Fund.



B. What accounts are eligible for breakpoint discounts?



The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:



   .  Individual accounts



   .  Joint accounts



   .  Certain IRA accounts



   .  Certain trusts



   .  UTMA/UGMA accounts



For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.



C. How do I obtain a breakpoint discount?



The steps necessary to obtain a breakpoint discount depends on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.



D. How can I obtain more information about breakpoint discounts?



Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.


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12

Your Account


Class B shares Your purchases of Class B shares are made at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

Purchases of less than $250,000

 Class B Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                     Through first year             5.00
                 ---------------------------------------------
                     Through second year            4.00
                 ---------------------------------------------
                     Through third year             3.00
                 ---------------------------------------------
                     Through fourth year            3.00
                 ---------------------------------------------
                     Through fifth year             2.00
                 ---------------------------------------------
                     Through sixth year             1.00
                 ---------------------------------------------
                     Longer than six years          0.00


Commission to financial advisors is 4.00%.


Automatic conversion to Class A shares occurs eight years after purchase.


You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor that participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation (as described above) apply, so that if the combined value of the eligible Fund accounts in all classes maintained by you and each member of your immediate family (as defined above), together with the value of your current purchase, is at or above a discount level, your current purchase will be subject to a lower CDSC and the applicable reduced holding period, provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. This Class B share discount program for larger purchases (as further described in the charts below) is not applicable to Class B shares received by former Galaxy Fund Prime B shareholders in connection with the reorganization of the former Galaxy Fund.


                                                                             ---

Your Account


Purchases of $250,000 to less than $500,000:

 Class B Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                    Through first year              3.00
                 ---------------------------------------------
                    Through second year             2.00
                 ---------------------------------------------
                    Through third year              1.00
                 ---------------------------------------------
                    Longer than three years         0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

Purchases of $500,000 to less than $1 million:

 Class B Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                      Through first year            3.00
                 ---------------------------------------------
                      Through second year           2.00
                 ---------------------------------------------
                      Through third year            1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor that does not participate in the program to one that does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a non-participating fund or financial advisor that does not participate in the program, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

Class C shares Your purchases of Class C shares are made at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.

 Class C Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                     Through first year             1.00
                 ---------------------------------------------
                     Longer than one year           0.00

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14

Your Account


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable
CDSC will be the CDSC of the original fund.

Shareholders of Columbia Acorn funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z shares of another fund distributed by Columbia Funds Distributor, Inc. (see the Statement of Additional Information for a description of these situations). Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policies. To exchange by telephone, call 1-800-422-3737. Please have your account number and taxpayer identification number available when calling.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

                                                                             ---

Your Account


 Outlined below are the various options for selling shares:


 Method            Instructions
 Through your      You may call your financial advisor to place your sell
 financial advisor order. To receive the current trading day's price, your financial advisor must receive your request prior to the
                   close of regular trading on the NYSE, usually 4:00 p.m.
                   Eastern time. Your financial advisor may charge you fees
                   for executing a redemption for you.
 ------------------------------------------------------------------------------
 By exchange       You or your financial advisor may sell shares of the Fund
                   by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund
                   distributed by Columbia Funds Distributor, Inc. at no
                   additional cost. To exchange by telephone, call
                   1-800-422-3737.
 ------------------------------------------------------------------------------
 By telephone      You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the
                   Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day
                   period. You do not need to set up this feature in advance
                   of your call. Certain restrictions apply to retirement
                   accounts. For details, call 1-800-799-7526.
 ------------------------------------------------------------------------------
 By mail           You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                   address below. In your letter of instruction, note the
                   Fund's name, share class, account number, and the dollar
                   value or number of shares you wish to sell. All account
                   owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock
                   exchange or another eligible guarantor institution that
                   participates in the Medallion Signature Guarantee Program
                   for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for
                   sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For
                   details, call 1-800-345-6611. Mail your letter of
                   instruction to Columbia Funds Services, Inc., P.O. Box
                   8081, Boston, MA 02266-8081.
 ------------------------------------------------------------------------------
 By wire           You may sell shares of the Fund and request that the
                   proceeds be wired to your bank. You must set up this
                   feature prior to your request. Be sure to complete the
                   appropriate section of the account application for this
                   feature.
 ------------------------------------------------------------------------------
 By systematic     You may automatically sell a specified dollar amount or
 withdrawal plan   percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                   available if you hold your shares in certificate form. All dividend and capital gains distributions must be
                   reinvested. Be sure to complete the appropriate section of the account application for this feature.
 ------------------------------------------------------------------------------
 By electronic     You may sell shares of the Fund and request that the
 funds transfer    proceeds be electronically transferred to your bank.
                   Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                   request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------



The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.



The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.



The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.


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16

Your Account



For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.



Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.



The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.



The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.


DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

Rule 12b-1 Plan The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B, and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The Fund's Board of Trustees currently limits total payments under the Rule 12b-1 plan for Class A shares to 0.25% annually. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account; Sales Charges" for the conversion schedules applicable to Class B shares.



Additional Intermediary Compensation In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or


                                                                             ---

Your Account



its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.



Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.



In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.



In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.


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18

Your Account


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

Share Certificates Share certificates are not available for any class of shares offered by the Fund.

Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

 Types of Distributions

   Dividends      Represents interest and dividends earned from securities
                  held by the Fund, net of expenses incurred by the Fund.
  ----------------------------------------------------------------------------
   Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

       ------------------------------------------------------------------

         UNDERSTANDING FUND DISTRIBUTIONS
         The Fund may earn income from the securities it holds. The
         Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
       ------------------------------------------------------------------


Distribution Options The Fund distributes any dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

 Distribution Options

   Reinvest all distributions in additional shares of your current fund
 -----------------------------------------------------------------------------
   Reinvest all distributions in shares of another fund
 -----------------------------------------------------------------------------
   Receive dividends in cash (see options below) and reinvest capital gains
 -----------------------------------------------------------------------------
   Receive all distributions in cash (with one of the following options):
 .  send the check to your address of record
 .  send the check to a third party address
 .  transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.


Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions may also be subject to state and local income taxes.

                                                                             ---

Your Account



In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

---
20

Managing the Fund
-------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------



Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities.



Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.



For the 2004 fiscal year, aggregate advisory fees paid to the advisor by the Fund, not including administration, pricing and bookkeeping, and other fees
paid to Columbia Management by the Fund, amounted to   % of average daily net
assets of the Fund.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Scott L. Davis, a vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since November 2001. Mr. Davis has been with the advisor and its predecessor since 1985.


Richard Dahlberg, a senior portfolio manager and head of Columbia Management's large-cap value team, is a co-manager of the Fund and has co-managed the Fund since October 2003. Prior to joining Columbia Management in September 2003, Mr. Dahlberg was with Grantham, Mayo, Van Otterloo & Co. LLC from November 2001 to December 2002 and with Pioneer Investment Management, Inc. from September 1998 to November 2001.


Other members of the advisor's large cap value team also participate in the management of the Fund.

                                                                             ---

Financial Highlights
-------------------------------------------------------------------------------



The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's fiscal periods since inception, which run from October 1 to September 30, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which for the year ended September 30, 2004 have been
audited by [           ], an independent registered public
accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the period ended September 30, 2003 has been derived from the Fund's financial statements which
have been audited by [                ], an independent registered public
accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing these financial statements by calling 1-800-426-3750.


 The Fund


                                                       Year ended   Period ended
                                                      September 30, September 30,
                                                        2004/(a)/   2003/(b)(c)/
                                                         Class A       Class A
                                                      ------------- -------------
 Net asset value --
 Beginning of period ($)
-------------------------------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment income/(d)/
   Net realized and unrealized gain on investments
-------------------------------------------------------------------------------------
  Total from Investment Operations
-------------------------------------------------------------------------------------
 Less Distributions Declared
 to Shareholders ($):
   From net investment income
-------------------------------------------------------------------------------------
 Net asset value --
 End of period ($)
-------------------------------------------------------------------------------------
  Total return (%)/(e)(f)/
-------------------------------------------------------------------------------------
 Ratios to average net assets/Supplemental Data (%):
   Expenses/(h)/                                           /
   Net investment income
   Waiver/reimbursement                                    /
  Portfolio turnover rate (%)
  Net assets, end of period (000's) ($)





---
22

Financial Highlights


 The Fund


                                                       Year ended   Period ended
                                                      September 30, September 30,
                                                        2004/(a)/   2003/(b)(c)/
                                                         Class B       Class B
                                                      ------------- -------------
 Net Asset Value --
 Beginning of Period ($)
-------------------------------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment income/(d)/
   Net realized and unrealized gain on investments
-------------------------------------------------------------------------------------
  Total from Investment Operations
-------------------------------------------------------------------------------------
 Less Distributions Declared
 to Shareholders ($):
   From net investment income
-------------------------------------------------------------------------------------
 Net Asset Value,
 End of Period ($)
-------------------------------------------------------------------------------------
  Total Return (%)/(e)(f)/
-------------------------------------------------------------------------------------
 Ratios to Average Net Assets/Supplemental Data (%):
   Expenses/(h)/                                           /
   Net investment income/(h)/                             /
   Waiver/reimbursement/(h)/                              /
  Portfolio turnover rate (%)                              /
  Net assets, end of period (000's) ($)




                                                               ---

Financial Highlights


 The Fund


                                                       Year ended   Period ended
                                                      September 30, September 30,
                                                          2004      2003/(b)(c)/
                                                         Class C       Class C
                                                      ------------- -------------
 Net Asset Value --
 Beginning of Period ($)
-------------------------------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment income/(d)/
   Net realized and unrealized gain on investments
-------------------------------------------------------------------------------------
  Total from Investment Operations
-------------------------------------------------------------------------------------
 Less Distributions Declared
 to Shareholders ($):
   From net investment income
-------------------------------------------------------------------------------------
 Net Asset Value,
 End of Period ($)
-------------------------------------------------------------------------------------
  Total Return (%)/(e)(f)/
-------------------------------------------------------------------------------------
 Ratios to Average Net Assets/Supplemental Data (%):
   Expenses/(h)/
   Net investment income/(h)/
   Waiver/reimbursement                                   /
  Portfolio turnover rate (%)                                /
  Net assets, end of period (000's) ($)




---
24

Notes
-------------------------------------------------------------------------------

================================================================================

                                                                             ---

Notes


================================================================================

---
26

Notes


================================================================================

                                                                             ---

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.



You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:


Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:


Columbia Funds Trust XI: 811-4978



..  Columbia Dividend Income Fund




--------------------------------------------------------------------------------

[LOGO] ColumbiaFunds\(R)\

       A Member of Columbia Management Group

       (C)2005 Columbia Funds Distributor, Inc.
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.columbiafunds.com
<

Columbia Dividend Income Fund           Prospectus, February 1, 2005
-------------------------------------------------------------------------------


Class T and G Shares

Advised by Columbia Management Advisors, Inc.

--------------------------------------------------------------------------------
TABLE OF CONTENTS



THE FUND                                  2
--------------------------------------------
Investment Goal.........................  2
Principal Investment Strategies.........  2
Principal Investment Risks..............  2
Performance History.....................  4
Your Expenses...........................  6

YOUR ACCOUNT                              8
--------------------------------------------
How to Buy Shares.......................  8
Sales Charges...........................  9
How to Exchange Shares.................. 12
How to Sell Shares...................... 12
Fund Policy on Trading of Fund Shares... 13
Distribution and Service Fees........... 14
Other Information About Your Account.... 15




MANAGING THE FUND                        18
--------------------------------------------
Investment Advisor...................... 18
Portfolio Managers...................... 18

FINANCIAL HIGHLIGHTS                     19
--------------------------------------------


Class T and G shares are sold only to investors who received (and who have continuously held) Class T or G shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[LOGO] Not FDIC  May Lose Value
       Insured   No Bank Guarantee

The Fund
-------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of income-producing (dividend-paying) equity securities, which will consist primarily of common stocks but may also include preferred stocks and convertible securities. The Fund's investment advisor looks for investments that it believes offer prospects for dividend growth and capital appreciation.

The Fund generally will emphasize value stocks, but may purchase growth securities when such securities pay dividends or the advisor believes such securities have particularly good prospects for capital appreciation. In addition to equity securities, the Fund may also invest up to 20% of its net assets in debt securities, including lower-quality debt securities. The Fund may invest up to 20% of its net assets in securities of foreign issuers.

        ----------------------------------------------------------------

          Value stocks are stocks that appear to be underpriced based on measures such as lower price-to-earnings, price-to-book value and price-to-earnings growth ratios.

          Growth stocks generally offer the potential for strong
          revenue and earnings, and accompanying capital growth, with less dividend income than value stocks.
        ----------------------------------------------------------------

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset

---

The Fund


classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.


Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of the company's stock may fall, or may not approach the value the advisor has placed on it.


Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.




Convertible securities are securities that can be converted into common stock, such as certain debt securities and preferred stock. Convertible securities are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to market risk.


Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities have a higher risk that the issuer of the security may default and not make payment of interest or principal.

Medium-quality debt securities. Medium-quality debt securities, although considered investment grade, may have some speculative characteristics.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies;
the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

                                                                             ---

The Fund



An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class T shares excluding sales charges./ /The performance table following the bar chart shows how the Fund's average annual total returns for Class T and G shares, including sales charges, compare with those of broad measures of market performance for one year, five years and the life of the Fund./ /The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.




       ------------------------------------------------------------------

         UNDERSTANDING PERFORMANCE
         Calendar Year Total Returns show the Fund's Class T share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

         Average Annual Total Returns are a measure of the Fund's average performance over the past one-year, five-year and life of the Fund periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

         The Fund's returns are compared to the Russell 1000 Value
         Index, an unmanaged index that measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
       ------------------------------------------------------------------


---

The Fund



 Calendar Year Total Returns (Class T)/(1)/

                                    [CHART]

1999    2000    2001    2002     2003     2004
-----  ------  -----  -------   ------   ------
0.05%  22.22%  8.00%  -20.64%   20.99%




                     For periods shown in bar chart:
                     Best quarter:
                     Worst quarter:

(1) The calendar year total returns shown for Class T shares include the returns of Retail A Shares of the Galaxy Strategic Equity Fund (the Galaxy
    Fund), the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class T shares were initially offered by the Fund. On October 27, 2003, the investment policies of the Fund (formerly known as Columbia Strategic Equity Fund) were modified. As a result, the Fund's performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 Average Annual Total Returns -- for periods ended December 31, 2004/(1)/



                                                               Life of
                                                 1 Year 5 Year the Fund
        Class T (%)
         Return Before Taxes
         Return After Taxes on Distributions
         Return After Taxes on Distributions
           and Sale of Fund Shares
        ---------------------------------------------------------------
        Class G (%)
         Return Before Taxes
         Return After Taxes on Distributions
         Return After Taxes on Distributions
           and Sale of Fund Shares
        ---------------------------------------------------------------
        Russell 1000 Value Index (%)
        ---------------------------------------------------------------
        S&P 500 Index (%)


(1) The average annual total returns shown include the returns of Retail A Shares (for Class T shares) and Retail B Shares (for Class G shares) of the Galaxy Fund for periods prior to November 25, 2002, the date on which Class T and Class G shares were initially offered by the Fund. Retail A Shares and Retail B Shares of the Galaxy Fund were initially offered on March 4, 1998. On October 27, 2003, the investment policies of the Fund (formerly known as Columbia Strategic Equity Fund) were modified. As a result, the Fund's performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.


(2) Performance information is from February 28, 1998.


                                                                             ---

The Fund


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


------------------------------------------------------------------

  UNDERSTANDING EXPENSES
  Sales Charges are paid directly by shareholders to Columbia
  Funds Distributor, Inc., the Fund's distributor.

  Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees, shareholder service fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

  Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.
  Except as noted, the table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Operating Expenses table. It uses the following hypothetical conditions:
  .  $10,000 initial investment
  .  5% total return for each year
  .  Fund operating expenses remain the same
  .  Reinvestment of all dividends and distributions
  .  Class G shares convert to Class T shares after eight
     years
------------------------------------------------------------------



 Shareholder Fees/(1) /(paid directly from your investment)



                                                                       Class T   Class G
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                5.75       0.00
----------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)  1.00/(2)/  5.00
----------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                      /(3)/    /(3)/


(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) This charge applies only to certain Class T shares bought without an initial sales charge that are sold within 18 months of purchase.


(3) There is a $7.50 charge for wiring sale proceeds to your bank.


---

The Fund



 Annual Fund Operating Expenses (deducted directly from Fund assets)


                                                       Class T Class G
         Management fees/(1)/ (%)
         -------------------------------------------------------------
         Distribution and service (12b-1) fees (%)
         -------------------------------------------------------------
         Other expenses/(9)(10)/ (%)
         -------------------------------------------------------------
         Total annual fund operating expenses/(9)/ (%)


(1) The Fund pays a management fee of __% and an administrative fee of __%.

(2) The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.95% during the current fiscal year.
(3) The Fund may pay shareholder service fees (which are included in other expenses) up to a maximum of 0.50% of such Fund's daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative services), but will limit such fees to an aggregate fee of not more than 0.30% during the current fiscal year.

(4) The Fund's transfer agent has voluntarily agreed to waive a portion of its fee for Class T and G shares. If this waiver were reflected in the table, other expenses for Class T and G shares would be % and %, respectively and total annual fund operating expenses for Class T and G shares would be
      % and   %, respectively. This arrangement may be modified or terminated at any time.

(5) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.

 Example Expenses (your actual costs may be higher or lower)


Class                                                 1 Year 3 Years 5 Years 10 Years
Class T
-------------------------------------------------------------------------------------
Class G did not sell your shares
        sold all your shares at the end of the period


                                                                             ---

Your Account
-------------------------------------------------------------------------------


HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot
Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.


    -----------------------------------------------------------------------

      INVESTMENT MINIMUMS
      Initial Investment.......................................... $1,000
      Automatic Investment Plan...................................    $50
      Retirement Plan.............................................    $25
      The Fund reserves the right to change these investment minimums.
      The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
    -----------------------------------------------------------------------


 Outlined below are the various options for buying shares:


Method             Instructions
Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                   your request prior to the close of regular trading on the
                   New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                   time. Your financial advisor may charge you fees for
                   executing the purchase for you.
-------------------------------------------------------------------------------
By check           For existing accounts fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and
                   account number with a check made payable to the Fund and
                   mailed to Columbia Funds Services, Inc., P.O. Box 8081,
                   Boston, MA 02266-8081.
-------------------------------------------------------------------------------
By exchange        You or your financial advisor may acquire shares of the
                   Fund for your account by exchanging Class T or Class G
                   shares you own in a different fund distributed by Columbia
                   Funds Distributor, Inc. for shares of the same class (and, in some cases, certain other classes) of the Fund at no
                   additional cost. There may be an additional charge if
                   exchanging from a money market fund. To exchange by
                   telephone, call 1-800-422-3737.
-------------------------------------------------------------------------------
By wire            You may purchase shares of the Fund by wiring money from
                   your bank account to your Fund account. To wire funds to
                   your Fund account, call 1-800-422-3737 for wiring
                   instructions.
-------------------------------------------------------------------------------
By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds
                   transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                   prior to your telephone request. Be sure to complete the
                   appropriate section of the application.
-------------------------------------------------------------------------------
Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                   transfer. Be sure to complete the appropriate section of
                   the application for this feature.
-------------------------------------------------------------------------------
Automated dollar   You may purchase shares of the Fund for your account by
cost averaging     exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   You must have a current balance of at least $5,000 in the
                   fund the money is coming from. Exchanges will continue so
                   long as your fund balance is sufficient to complete the
                   transfers. You may terminate your program or change the
                   amount of the exchange (subject to the $100 minimum) by
                   calling 1-800-345-6611. There may be an additional sales
                   charge if exchanging from a money market fund. Be sure to
                   complete the appropriate section of the account application for this feature.
-------------------------------------------------------------------------------
By dividend        You may automatically invest dividends distributed by
diversification    another fund into the same class of shares (and, in some
                   cases, certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if
                   exchanging from a money market fund. To invest your
                   dividends in the Fund, call 1-800-345-6611.


---

Your Account


SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund.
These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.

Class T shares Your purchases of Class T shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class T shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

 Class T Sales Charges

                                                                  % of offering
                                            As a % of                 price
                                            the public   As a %    retained by
                                             offering   of your     financial
            Amount purchased                  price    investment    advisor
            Less than $50,000                  5.75       6.10        5.00
            -------------------------------------------------------------------
            $50,000 to less than $100,000      4.50       4.71        3.75
            -------------------------------------------------------------------
            $100,000 to less than $250,000     3.50       3.63        2.75
            -------------------------------------------------------------------
            $250,000 to less than $500,000     2.50       2.56        2.00
            -------------------------------------------------------------------
            $500,000 to less than $1,000,000    2.00       2.04        1.75
            -------------------------------------------------------------------
            $1,000,000 or more                 0.00       0.00        0.00

Class T shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class T share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

For Class T share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

 Purchases Over $1 Million

                Amount purchased                    Commission %
                Less than $3 million                    1.00
                ------------------------------------------------
                $3 million to less than $5 million      0.80
                ------------------------------------------------
                $5 million to less than $25 million     0.50
                ------------------------------------------------
                $25 million or more                     0.25

The commission to financial advisors for Class T share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

                                                                             ---

Your Account



       ------------------------------------------------------------------

         UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES
         Certain investments in Class T and G shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the
         time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the
         longest.
       ------------------------------------------------------------------


Reduced Sales Charges for Larger Investments



A. What are the principal ways to obtain a breakpoint discount?



There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.



Rights of Accumulation The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.



Statement of Intent You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information. Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date the Statement of Intent is received by the Fund.



B. What accounts are epligible for breakpoint discounts?



The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:



   .  Individual accounts


   .  Joint accounts


   .  Certain IRA accounts


   .  Certain trusts


   .  UTMA/UGMA accounts



For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia


---

Your Account



fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.



C. How do I obtain a breakpoint discount?



The steps necessary to obtain a breakpoint discount depends on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.



D. How can I obtain more information about breakpoint discounts?



Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.


Class G shares Your purchases of Class G shares are made at Class G's net asset value. Class G shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class G shares as described in the chart below.

 Class G Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                    Through first year              5.00
                 ---------------------------------------------
                    Through second year             4.00
                 ---------------------------------------------
                    Through third year              4.00
                 ---------------------------------------------
                    Through fourth year             4.00
                 ---------------------------------------------
                    Through fifth year              3.00
                 ---------------------------------------------
                    Through sixth year              2.00
                 ---------------------------------------------
                    Through seventh year            1.00
                 ---------------------------------------------
                    Longer than seven years         None

Commission to financial advisors is 4.00%.

Class G shares will automatically convert to Class T shares eight years after purchase.

                                                                             ---

Your Account



Please see the Statement of Additional Information for the CDSCs and conversion schedules applicable to Class G shares received in exchange for Retail B Shares of the Galaxy Fund purchased or acquired prior to January 1, 2001.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your Class T shares for Class A or Class T shares, and may exchange your Class G shares for Class B or Class G shares, of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Class A or Class B shares acquired upon exchange of Class T and Class G shares may not be further exchanged for Class T or Class G shares. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account number and taxpayer identification number available when calling.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

---

Your Account



 Outlined below are the various options for selling shares:

 Method            Instructions
 Through your      You may call your financial advisor to place your sell
 financial advisor order. To receive the current trading day's price, your financial advisor must receive your request prior to the
                   close of regular trading on the NYSE, usually 4:00 p.m.
                   Eastern time. Your financial advisor may charge you fees
                   for executing a redemption for you.
 ------------------------------------------------------------------------------
 By exchange       You or your financial advisor may sell shares of the Fund
                   by exchanging from the Fund into the same share class (or
                   Class A and Class B shares, for Class T and Class G shares, respectively) of another fund distributed by Columbia Funds
                   Distributor, Inc. at no additional cost. To exchange by
                   telephone, call 1-800-422-3737.
 ------------------------------------------------------------------------------
 By telephone      You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the
                   Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day
                   period. You do not need to set up this feature in advance
                   of your call. Certain restrictions apply to retirement
                   accounts. For details, call 1-800-799-7526.
 ------------------------------------------------------------------------------
 By mail           You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                   address below. In your letter of instruction, note the
                   Fund's name, share class, account number, and the dollar
                   value or number of shares you wish to sell. All account
                   owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock
                   exchange or another eligible guarantor institution that
                   participates in the Medallion Signature Guarantee Program
                   for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for
                   sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For
                   details, call 1-800-345-6611.
                   Mail your letter of instruction to Columbia Funds Services,
                   Inc., P.O. Box 8081, Boston, MA 02266-8081.
 ------------------------------------------------------------------------------
 By wire           You may sell shares of the Fund and request that the
                   proceeds be wired to your bank. You must set up this
                   feature prior to your telephone request. Be sure to
                   complete the appropriate section of the account application for this feature.
 ------------------------------------------------------------------------------
 By systematic     You may automatically sell a specified dollar amount or
 withdrawal plan   percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                   available if you hold your shares in certificate form. All dividend and capital gains distributions must be
                   reinvested. Be sure to complete the appropriate section of the account application for this feature.
 ------------------------------------------------------------------------------
 By electronic     You may sell shares of the Fund and request that the
 funds transfer    proceeds be electronically transferred to your bank.
                   Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                   request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------



The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.



The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.


                                                                             ---

Your Account




The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.



For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.



Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.



The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.



The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.


DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

Rule 12b-1 Plan The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class G shares and certain services provided to you by your financial advisor. The annual fees for shareholder liaison services and administrative support may equal up to 0.50% for Class G shares. The annual distribution fee may equal up to 0.65% for Class G shares. The Fund does not intend to pay more than a total of 0.95% for Class G shares in distribution and shareholder service fees during the current fiscal year. The Fund has also adopted a plan that permits it to pay for certain services provided to Class T shareholders by their financial advisor. The annual service fee may equal up to 0.50% for Class T shares. The Fund does not intend to pay more than 0.30% for Class T shares in shareholder service fees during the current fiscal year. The foregoing fees are paid out of the assets of the relevant classes. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class G shares automatically convert to Class T shares after a certain number of years, eliminating a portion of these fees upon conversion. Conversion may occur six or eight years after purchase, depending on the


---

Your Account


program under which you purchased your shares. See "Your Account -- Sales Charges" or the Statement of Additional Information for the conversion schedule applicable to Class G shares.


Additional Intermediary Compensation In addition to the commission specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of the funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.



Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.



In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.



In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities

                                                                             ---

Your Account


for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value) your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

Share Certificates Share certificates are not available for any class of shares offered by the Fund.

Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

 Types of Distributions

   Dividends      Represents interest and dividends earned from securities
                  held by the Fund, net of expenses incurred by the Fund.
  ----------------------------------------------------------------------------
   Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

       ------------------------------------------------------------------

         UNDERSTANDING FUND DISTRIBUTIONS
         The Fund may earn income from the securities it holds. The
         Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
       ------------------------------------------------------------------


Distribution Options The Fund distributes any dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

 Distribution Options

    Reinvest all distributions in additional shares of your current fund
  ---------------------------------------------------------------------------
    Reinvest all distributions in shares of another fund
  ---------------------------------------------------------------------------
    Receive dividends in cash (see options below) and reinvest capital gains
  ---------------------------------------------------------------------------
    Receive all distributions in cash (with one of the following options):
  .  send the check to your address of record
  .  send the check to a third party address
  .  transfer the money to your bank via electronic funds transfer

---

Your Account




Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.


Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions may also be subject to state and local income taxes.


In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

                                                                             ---

Managing the Fund
-------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------



Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities.



Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.



For the 2004 fiscal year, aggregate advisory fees paid to the advisor by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to[ ]% of average daily net assets of the Fund.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Scott L. Davis, a vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since November 2001. Mr. Davis has been with the advisor and its predecessor since 1985.


Richard Dahlberg, a senior portfolio manager and head of Columbia Management's large-cap value team, is a co-manager of the Fund and has co-managed the Fund since October 2003. Prior to joining Columbia Management in September 2003, Mr. Dahlberg was with Grantham, Mayo, Van Otterloo & Co. LLC from November 2001 to December 2002, and with Pioneer Investment Management, Inc. from September 1998 to November 2001.


Other members of the advisor's large cap value team also participate in the management of the Fund.

---

Financial Highlights
-------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from October 1 to September 30, unless otherwise indicated. Information for Class T shares and Class G shares prior to November 25, 2002, the date of reorganization, is for the former Retail A shares and Retail B shares, respectively, of the Galaxy Strategic Equity Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for
the year ended September 30, 2004 have been audited by [   ], an independent
registered public accounting firm, whose report, along with
the Fund's financial statements, is included in the Fund's annual report. The information for the period ended September 30, 2003 and the years ended October
31, 2002, 2001, 2000 and 1999, have been audited by [         ], an
independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.


 The Fund


                                                 Year ended     Period ended
                                                September 30,   September 30,             Year ended October 31,
                                                  2004/(a)/     2003/(b)(c)/      2002        2001       2000     1999
                                                   Class T         Class T       Class T     Class T    Class T  Class T
                                                -------------   -------------  -------      -------     ------- -------



---
19

Financial Highlights



 The Fund


                                                 Year ended     Period ended
                                                September 30,  September 30,                   Year ended October 31,
                                                    2004       2003/(a)(b)(c)/      2002         2001        2000
                                                   Class G        Class G          Class G      Class G     Class G
                                                -------------  --------------    -------      -------      -------

Net asset value --
 Beginning of period ($)
------------------------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment income/(d)/
   Net realized and unrealized gain on investments
-------------------------------------------------------------------------------
  Total from Investment Operations
-----------------------------------------------------------------------------
 Less Distributions Declared
 to Shareholders ($):
   From net investment income
------------------------------------------------------------------------------
 Net asset value --
 End of period ($)
-----------------------------------------------------------------------------
  Total return (%)/(e)(f)/
-----------------------------------------------------------------------------
 Ratios to average net assets/Supplemental Data (%):
   Expenses/(h)/                                           /
   Net investment income
   Waiver/reimbursement                                    /
  Portfolio turnover rate (%)
  Net assets, end of period (000's) ($)
---

Notes
-------------------------------------------------------------------------------

================================================================================

                                                                             ---

Notes


================================================================================

---

Notes


================================================================================

                                                                             ---

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.



You can get free copies of annual or semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:


Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:


Columbia Funds Trust XI: 811-4978



..  Columbia Dividend Income Fund


--------------------------------------------------------------------------------

[LOGO] ColumbiaFunds

       A Member of Columbia Management Group

       (C)2005 Columbia Funds Distributor, Inc.
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.columbiafunds.com

Columbia Dividend Income Fund           Prospectus, February 1, 2005
--------------------------------------------------------------------------------



Class Z Shares

Advised by Columbia Management Advisors, Inc.

--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                  2
--------------------------------------------
Investment Goal.........................  2
Principal Investment Strategies.........  2
Principal Investment Risks..............  2
Performance History.....................  4
Your Expenses...........................  5

YOUR ACCOUNT                              7
--------------------------------------------
How to Buy Shares.......................  7
Eligible Investors......................  8
Sales Charges...........................  9
How to Exchange Shares..................  9
How to Sell Shares......................  9
Fund Policy on Trading of Fund Shares... 10
Intermediary Compensation............... 11
Other Information About Your Account.... 12



MANAGING THE FUND                        14
--------------------------------------------
Investment Advisor...................... 14
Portfolio Managers...................... 14

FINANCIAL HIGHLIGHTS                     15
--------------------------------------------

Only eligible investors may purchase Class Z shares. See "Your
Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[LOGO] Not FDIC  May Lose Value
       Insured   No Bank Guarantee

The Fund
--------------------------------------------------------------------------------


INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of income-producing (dividend-paying) equity securities, which will consist primarily of common stocks but may also include preferred stocks and convertible securities. The Fund's investment advisor looks for investments that it believes offer prospects for dividend growth and capital appreciation.

The Fund generally will emphasize value stocks, but may purchase growth securities when such securities pay dividends or the advisor believes such securities have particularly good prospects for capital appreciation. In addition to equity securities, the Fund may also invest up to 20% of its net assets in debt securities, including lower-quality debt securities. The Fund may invest up to 20% of its net assets in securities of foreign issuers.

       ------------------------------------------------------------------
         Value stocks are stocks that appear to be underpriced based on measures such as lower price-to-earnings, price-to-book value and price-to-earnings growth ratios.

         Growth stocks generally offer the potential for strong
         revenue and earnings, and accompanying capital growth, with less dividend income than value stocks.
       ------------------------------------------------------------------

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies

---
2

The Fund


may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.


Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of the company's stock may fall, or may not approach the value the advisor has placed on it.


Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.




Convertible securities are securities that can be converted into common stock, such as certain debt securities and preferred stock. Convertible securities are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to market risk.


Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities have a higher risk that the issuer of the security may default and not make payment of interest or principal.

Medium-quality debt securities. Medium-quality debt securities, although considered investment grade, may have some speculative characteristics.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                             ---

The Fund


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of broad measures of market performance for one year, five years and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.



       ------------------------------------------------------------------

         UNDERSTANDING PERFORMANCE
         Calendar Year Total Returns show the Fund's Class Z share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses./(1)/

         Average Annual Total Returns are a measure of the Fund's
         Class Z average performance over the past one-year, five-year and life of the Fund periods. They include the effects of Fund expenses./(1)/

         The Fund's returns are compared to the Russell 1000 Value
         Index, an unmanaged index that measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
       ------------------------------------------------------------------


 Calendar Year Total Returns (Class Z)/(1)/

                                    [CHART]

 1999        2000         2001          2002        2003     2004
------      -------      -------       -------     ------   ------
 0.42%       22.74%       8.63%        -20.30%     21.63%



                              For periods shown in bar chart:
                      Best quarter:
                     Worst quarter:

(1) The calendar year total returns shown for Class Z shares include the returns of Trust Shares of the Galaxy Strategic Equity Fund (the Galaxy
    Fund), the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class Z shares were initially offered by the Fund. On October 27, 2003, the investment policies of the Fund (formerly known as Columbia Strategic Equity Fund) were modified. As a result, the Fund's performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.

---
4

The Fund


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 Average Annual Total Returns -- for periods ended December 31, 2004/(1)/



                                                                             Life of
                                                               1 Year 5 Year the Fund
Class Z (%)
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and Sale of Fund Shares
-------------------------------------------------------------------------------------
Russell 1000 Value Index
-------------------------------------------------------------------------------------
S&P 500 Index (%)


(1) The average annual total returns shown include returns of Trust Shares of the Galaxy Fund for periods prior to November 25, 2002, the date on which Class Z shares were initially offered by the Fund. Trust Shares were initially offered by the Galaxy Fund on March 4, 1998. On October 27, 2003, the investment policies of the Fund (formerly known as Columbia Strategic Equity Fund) were modified. As a result, the Fund's performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.


(2) Performance information is from February 28, 1998.


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


       ------------------------------------------------------------------

         UNDERSTANDING EXPENSES
         Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

         Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions.
         .  $10,000 initial investment
         .  5% total return for each year
         .  Fund operating expenses remain the same
         .  Reinvestment of all dividends and distributions

       ------------------------------------------------------------------


                                                                             ---

The Fund



 Shareholder Fees/(1)/ (paid directly from your investment)



  Maximum sales charge (load) on purchases (%)
  (as a percentage of the offering price)                                0.00
  ----------------------------------------------------------------------------
  Maximum deferred sales charge (load) on redemptions (%)
  (as a percentage of the lesser of purchase price or redemption price)  0.00
  ----------------------------------------------------------------------------
  Redemption fee (%)
  (as a percentage of amount redeemed, if applicable)                    /(2)/


(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) There is a $7.50 charge for wiring sale proceeds to your bank.


 Annual Fund Operating Expenses (deducted directly from Fund assets)


                  Management fee/(1)/ (%)
                  ----------------------------------------------
                  Distribution and service (12b-1) fees (%)
                  ----------------------------------------------
                  Other expenses/(7)(8)/ (%)
                  ----------------------------------------------
                  Total annual fund operating expenses(%)

(6) The Fund pays a management fee of __% and an administrative fee of __%.

(7) The Fund's transfer agent has voluntarily agreed to waive a portion of its fee for Class Z shares. If this waiver were reflected in the table, other
    expenses for Class Z shares would be     % and total annual fund operating
    expenses for Class Z shares would be     %. This arrangement may be
    modified or terminated at any time.

(8) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.

 Example Expenses (your actual costs may be higher or lower)


                        1 Year 3 Years 5 Years 10 Years


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6

Your Account
--------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------
When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated offering price. "Good form" means that you placed your order with Columbia Funds Services, Inc., or your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

 Outlined below are the various options for buying shares:


Method             Instructions
Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                   your request prior to the close of regular trading on the
                   New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                   time. Your financial advisor may charge you fees for
                   executing the purchase for you.
--------------------------------------------------------------------------------
By check           For new accounts send a completed application and check
(new account)      made payable to the Fund and mailed to Columbia Funds
                   Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
--------------------------------------------------------------------------------
By check           For existing accounts fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and
                   account number with a check made payable to the Fund and
                   mailed to Columbia Funds Services, Inc., P.O. Box 8081,
                   Boston, MA 02266-8081.
--------------------------------------------------------------------------------
By exchange        You or your financial advisor may acquire shares of the
                   Fund for your account by exchanging shares you own in a
                   different fund distributed by Columbia Funds Distributor,
                   Inc. for shares of the same class or Class A of the Fund at no additional cost. To exchange by telephone, call
                   1-800-422-3737. Please see "How to Exchange Shares" for
                   more information.
--------------------------------------------------------------------------------
By wire            You may purchase shares of the Fund by wiring money from
                   your bank account to your Fund account. To wire funds to
                   your Fund account, call 1-800-422-3737 for wiring
                   instructions.
--------------------------------------------------------------------------------
By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds
                   transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                   prior to your telephone request. Be sure to complete the
                   appropriate section of the application.
--------------------------------------------------------------------------------
Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                   transfer. Be sure to complete the appropriate section of
                   the application for this feature.
--------------------------------------------------------------------------------
Automated dollar   You may purchase shares of the Fund for your account by
cost averaging     exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   Exchanges will continue so long as your fund balance is
                   sufficient to complete the transfers. You may terminate
                   your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------
By dividend        You may automatically invest dividends distributed by
diversification    another fund into the same class of shares of the Fund at
                   no additional sales charge. To invest your dividends in the
                   Fund, call 1-800-345-6611.


                                                                             ---

Your Account


ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

   . Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Funds Distributor, Inc. (i) who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iii) who purchased certain no-load shares of funds merged with funds distributed by Columbia Funds Distributor, Inc.;

   . Any trustee or director (or family member of a trustee or director) of any fund distributed by Columbia Funds Distributor, Inc.; and


   . Any employee (or family member of an employee) of the former FleetBoston Financial Corporation or its subsidiaries.


$100,000 minimum initial investment

   . Clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge clients an asset-based fee; and

   . Any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

No minimum initial investment

   . Any client of Fleet National Bank (Fleet) or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet National Bank or the subsidiary);

   . A retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from Columbia Funds Distributor, Inc. or through a third-party broker-dealer;

   . Investors purchasing through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and

   . Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

The Fund reserves the right to change the criteria for Eligible Investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan, however, each investment requires a $25 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

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8

Your Account


SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

-----------------------------------------

  CHOOSING A SHARE CLASS
  The Fund offers one class of shares
  in this prospectus -- Class Z.

  The Fund also offers five additional
  classes of shares -- Class A, B, C,
  T and G shares are available through
  separate prospectuses. Each share
  class has its own sales charge and
  expense structure. Determining which
  share class is best for you depends
  on the dollar amount you are
  investing and the number of years
  for which you are willing to invest.
  Based on your personal situation,
  your financial advisor can help you
  decide which class of shares makes
  the most sense for you. In general,
  anyone who is eligible to purchase
  Class Z shares, which do not incur
  Rule 12b-1 fees or sales charges,
  should do so in preference over
  other classes.
-----------------------------------------

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price.
"Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

                                                                             ---

Your Account


 Outlined below are the various options for selling shares:


 Method            Instructions
 Through your      You may call your financial advisor to place your sell
 financial advisor order. To receive the current trading day's price, your financial advisor must receive your request prior to the
                   close of regular trading on the NYSE, usually 4:00 p.m.
                   Eastern time. Your financial advisor may charge you fees
                   for executing a redemption for you.
 -------------------------------------------------------------------------------
 By exchange       You or your financial advisor may sell shares of the Fund
                   by exchanging from the Fund into Class Z shares or Class A shares (only if Class Z is not offered) of another fund
                   distributed by Columbia Funds Distributor, Inc. at no
                   additional cost. To exchange by telephone, call
                   1-800-422-3737.
 -------------------------------------------------------------------------------
 By telephone      You or your financial advisor may sell shares of the Fund
                   by telephone and request that a check be sent to your
                   address of record by calling 1-800-422-3737, unless you
                   have notified the Fund of an address change within the
                   previous 30 days. The dollar limit for telephone sales is
                   $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.
 -------------------------------------------------------------------------------
 By mail           You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign
                   the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another
                   eligible guarantor institution that participates in the
                   Medallion Signature Guarantee Program for amounts over
                   $100,000 or for alternate payee or mailing instructions.
                   Additional documentation is required for sales by
                   corporations, agents, fiduciaries, surviving joint owners
                   and individual retirement account owners. For details, call
                   1-800-345-6611.

                   Mail your letter of instruction to Columbia Funds Services,
                   Inc., P.O. Box 8081, Boston, MA 02266-8081.
 -------------------------------------------------------------------------------
 By wire           You may sell shares of the Fund and request that the
                   proceeds be wired to your bank. You must set up this
                   feature prior to your request. Be sure to complete the
                   appropriate section of the account application for this
                   feature.
 -------------------------------------------------------------------------------
 By systematic     You may automatically sell a specified dollar amount or
 withdrawal plan   percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. All dividend and
                   capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
 -------------------------------------------------------------------------------
 By electronic     You may sell shares of the Fund and request that the
 funds transfer    proceeds be electronically transferred to your bank.
                   Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                   request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------



The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.



The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.



The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.


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10

Your Account



For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.



Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.



The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.



The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.



INTERMEDIARY COMPENSATION

--------------------------------------------------------------------------------

The distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of the funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.



Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.



In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.


                                                                             ---

Your Account



In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How the Fund's Share Price is Determined The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value) your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

Share Certificates Share certificates are not available for any class of shares offered by the Fund.

---
12

Your Account


Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

 Types of Distributions

   Dividends      Represents interest and dividends earned from securities
                  held by the Fund, net of expenses incurred by the Fund.
   --------------------------------------------------------------------------
   Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

       ------------------------------------------------------------------

         UNDERSTANDING FUND DISTRIBUTIONS
         The Fund may earn income from the securities it holds. The
         Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
       ------------------------------------------------------------------


Distribution Options The Fund distributes any dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

 Distribution Options

    Reinvest all distributions in additional shares of your current fund
  ---------------------------------------------------------------------------
    Reinvest all distributions in shares of another fund
  ---------------------------------------------------------------------------
    Receive dividends in cash (see options below) and reinvest capital gains
  ---------------------------------------------------------------------------
    Receive all distributions in cash (with one of the following options):
  .  send the check to your address of record
  .  send the check to a third party address
  .  transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.


Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions may also be subject to state and local income taxes.


In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined by the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

                                                                             ---

Managing the Fund
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------



Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities.



Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.



For the 2004 fiscal year, aggregate advisory fees paid to the advisor by the Fund, not including administration, pricing and bookkeeping, and other fees
paid to Columbia Management by the Fund, amounted to     % of average daily net
assets of the Fund.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Scott L. Davis, a vice president of Columbia Management, is a co-manager for the Fund and has co-managed the fund since November 2001. Mr. Davis has been with the advisor and its predecessor since 1985.


Richard Dahlberg, a senior portfolio manager and head of the Columbia Management's large cap value team, is a co-manager of the Fund and has co-managed the Fund since October 2003. Prior to joining Columbia Management in September 2003, Mr. Dahlberg was with Grantham, Mayo, Van Otterloo & Co. LLC from November 2001 to December 2002, and with Pioneer Investment Management, Inc. from September 1998 to November 2001.


Other members of the advisor's large cap value team also participate in the management of the Fund.

---
14

Financial Highlights
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the last five fiscal years, which run from October 1 to September 30, unless otherwise indicated. Information for Class Z shares prior to November 25, 2002, the date of reorganization, is for the former Trust shares of the Galaxy Strategic Equity Fund. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for the year ended September 30, 2004 have been
audited by [        ], an independent registered public
accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the years ended September 30, 2003, and October 31, 2002, 2001, 2000 and 1999, have been
audited by [          ], an independent registered public accounting firm,
whose report, expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.


 The Fund


                                                 Year ended    Period ended
                                                September 30,  September 30,               Year ended October 31,
                                                  2004/(a)/    2003/(b)(c)/      2002         2001         2000        1999
                                                   Class Z        Class Z       Class Z      Class Z      Class Z     Class Z
                                                -------------  -------------  -------      -------      -------     -------



                                                                             ---

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.



You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:


Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:


Columbia Funds Trust XI: 811-4978



..  Columbia Dividend Income Fund


--------------------------------------------------------------------------------

[LOGO] ColumbiaFunds

       A Member of Columbia Management Group

       (C)2005 Columbia Funds Distributor, Inc.
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.columbiafunds.com

Columbia International Equity Fund      Prospectus, February 1, 2005
-------------------------------------------------------------------------------


Class A, B and C Shares

Advised by Columbia Management Advisors, Inc.

--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                  2
--------------------------------------------
Investment Goal.........................  2
Principal Investment Strategies.........  2
Principal Investment Risks..............  2
Performance History.....................  4
Your Expenses...........................  7

YOUR ACCOUNT                              9
--------------------------------------------
How to Buy Shares.......................  9
Sales Charges........................... 10
How to Exchange Shares.................. 15
How to Sell Shares...................... 15
Fund Policy on Trading of Fund Shares... 16
Distribution and Service Fees........... 18
Other Information About Your Account.... 19



MANAGING THE FUND                        22
--------------------------------------------
Investment Advisor...................... 22
Portfolio Managers...................... 22

FINANCIAL HIGHLIGHTS                     23
--------------------------------------------

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


[LOGO] Not FDIC Insured May Lose Value
               No Bank Guarantee

The Fund
-------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, primarily the equity securities of foreign issuers. At all times, the Fund's assets will be invested in companies located in at least three different foreign countries. Normally, no more than 20% of the Fund's total assets will be invested in companies located in countries with emerging economies or emerging securities markets. The Fund emphasizes larger established companies, although it may invest in companies of any size. The Fund may engage in transactions for the purpose of hedging its portfolio, such as options, futures and foreign currencies.

The Fund may sell a portfolio security if it has achieved its performance objective, if fundamentals change performance expectations, or if alternative investments provide potentially more attractive returns.

At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

---

The Fund



Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.


Because the Fund invests predominantly in foreign securities, the Fund may be particularly susceptible to market timers. Market timers generally attempt to take advantage of the way the Fund prices its shares by trading based on market information they expect will lead to a change in the Fund's net asset value on the next pricing day. Market timing activity may be disruptive to Fund management and, since a market timer's profits are effectively paid directly out of the Fund's assets, may negatively impact the investment returns of other shareholders. Although the Fund has adopted certain policies and methods intended to identify and to discourage frequent trading based on this strategy, it cannot ensure that all such activity can be identified or terminated.



Investments in emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.


The Fund may invest 25% or more of its assets in the securities of companies located in one country, and thus is subject to country risk. When the Fund invests a high percentage of its assets in a particular country, the Fund will be especially susceptible to factors affecting that country.

The Fund may invest in derivatives, such as options, futures and foreign currencies, to hedge against market risk or the currency risk of its foreign investments. There is no guarantee that hedging will always work. Hedging can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge.

-------------------------------------------------------------------------
  A derivative is an investment whose
  value is based on or derived from
  the performance of other securities
  or interest or currency exchange
  rates or indices. Derivatives are
  considered to carry a higher degree
  of risk than other types of
  securities.
-------------------------------------------------------------------------

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                             ---

The Fund



PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges./ /The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of broad measures of market performance for one-year, five-years and ten-years./ /The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.



-------------------------------------------------------------------------

  UNDERSTANDING PERFORMANCE
  Calendar Year Total Returns show the Fund's Class A share performance for each of the last ten complete calendar years./(1)/ They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

  Average Annual Total Returns are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges./(2)/

  The Fund's returns are compared to the Morgan Stanley Capital International (MSCI) All Country World ex. U.S. Index, an unmanaged index of global stock market performance that includes developed and emerging markets but excludes the United States, and the Morgan Stanley Capital International Europe, Australasia and Far East
  Index (MSCI EAFE Index), is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Funds's average annual returns for the one-year, five-year and ten-year periods are shown compared to the MSCI All Country World ex. U.S. Index and MSCI EAFE Index. Unlike
  the Fund, indices are not investments, do not incur fees,
  expenses or taxes and are not professionally managed.
-------------------------------------------------------------------------



(1) The calendar year total returns shown for Class A shares for periods prior to November 18, 2002, the date on which Class A shares were initially offered by the Fund, include the returns of Prime A Shares of the Galaxy International Equity Fund (the "Galaxy Fund"), the predecessor to the Fund. The returns shown for Class A shares also include the returns of Retail A Shares for periods prior to the inception of Prime A Shares of the Galaxy Fund (October 31, 1998). Class A shares generally would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class A shares exceed expenses paid by Retail A Shares.


(2) The average annual total returns shown include the returns of Prime A Shares (for Class A shares) and Prime B Shares (for Class B shares) of the Galaxy Fund for periods prior to November 18, 2002, the date on which Class A and Class B shares were initially offered by the Fund. The returns shown for Class A shares and Class B shares also include the returns of Retail A Shares of the Galaxy Fund (adjusted, as necessary, to reflect the sales charges applicable to Class A shares and Class B shares, respectively) for periods prior to the date of inception of Prime A and Prime B Shares (October 31, 1998). Class A and Class B shares generally would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although returns would have been lower to the extent that expenses for Class A and Class B shares exceed expenses paid by Retail A Shares. The returns shown for Class C shares include the returns of Prime B Shares of the Galaxy Fund (adjusted to reflect the sales charge applicable to Class C shares) for periods prior to November 18, 2002, the date on which Class C shares were initially offered by the Fund. The returns shown for Class C shares also include the returns of Retail A Shares of the Galaxy Fund (adjusted to reflect the sales charges applicable to Class C shares) for periods prior to the date of inception of Retail B Shares (October 31, 1998). Class C shares generally would have had substantially similar returns because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class C shares exceed expenses paid by Retail A and Retail B Shares.


---

The Fund



 Calendar Year Total Returns (Class A)/(1)/

                                    [CHART]

 1995    1996    1997   1998    1999    2000      2001   2002    2003    2004
------  ------  ------ ------  ------  -------  ------- ------- ------  ------
11.04%  10.03%  13.59% 22.25%  41.55%  -20.11%  -27.34% -19.91% 33.85%


                     For period shown in bar chart:
                     Best quarter:
                     Worst quarter:

(1) The calendar year total returns shown for Class A shares for periods prior to November 18, 2002, the date on which Class A shares were initially offered by the Fund, include the returns of Prime A Shares of the Galaxy International Equity Fund (the "Galaxy Fund"), the predecessor to the Fund. The returns shown for Class A shares also include the returns of Retail A Shares for periods prior to the inception of Prime A Shares of the Galaxy Fund (October 31, 1998). Class A shares generally would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class A shares exceed expenses paid by Retail A Shares.

                                                                             ---

The Fund



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 Average Annual Total Returns -- for periods ended December 31, 2004



                                                               1 Year 5 Years/(1)/ 10 Years/(1)/
Class A (%)
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and Sale of Fund Shares
------------------------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and Sale of Fund Shares
------------------------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and Sale of Fund Shares
------------------------------------------------------------------------------------------------
MSCI EAFE Index
------------------------------------------------------------------------------------------------
MSCI All Country World ex. U.S. Index


(1) The average annual total returns shown include the returns of Prime A Shares (for Class A shares) and Prime B Shares (for Class B shares) of the Galaxy Fund for periods prior to November 18, 2002, the date on which Class A and Class B shares were initially offered by the Fund. The returns shown for Class A shares and Class B shares also include the returns of Retail A Shares of the Galaxy Fund (adjusted, as necessary, to reflect the sales charges applicable to Class A shares and Class B shares, respectively) for periods prior to the date of inception of Prime A and Prime B Shares (October 31, 1998). Class A and Class B shares generally would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although returns would have been lower to the extent that expenses for Class A and Class B shares exceed expenses paid by Retail A Shares. The returns shown for Class C shares include the returns of Prime B Shares of the Galaxy Fund (adjusted to reflect the sales charge applicable to Class C shares) for periods prior to November 18, 2002, the date on which Class C shares were initially offered by the Fund. The returns shown for Class C shares also include the returns of Retail A Shares of the Galaxy Fund (adjusted to reflect the sales charges applicable to Class C shares) for periods prior to the date of inception of Retail B Shares (October 31, 1998). Class C shares generally would have had substantially similar returns because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class C shares exceed expenses paid by Retail A and Retail B Shares.


---

The Fund



YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


-------------------------------------------------------------------------

  UNDERSTANDING EXPENSES
  Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

  Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

  Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. Except as noted, the table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expense table. It uses the following hypothetical conditions:
  .  $10,000 initial investment
  .  5% total return for each year
  .  Fund operating expenses remain
     the same
  .  Reinvestment of all dividends and
     distributions
  .  Class B shares convert to Class A
     shares after eight years
-------------------------------------------------------------------------



 Shareholder Fees/(1)/ (paid directly from your investment)



                                                                       Class A    Class B    Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                5.75       0.00       0.00
------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)  1.00/(2)/  5.00       1.00
------------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                    /(3)(4)/   /(3)(4)/   /(3)(4)/


(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.


(3) There is a $7.50 charge for wiring sale proceeds to your bank.


(4) A redemption fee of 2% may be charged on shares that were owned for 60 days or less. For more information, see "Fund Policy on Trading of Fund Shares" below.


                                                                             ---

The Fund



 Annual Fund Operating Expenses (deducted directly from Fund assets)


                                                   Class A Class B Class C
     Management fee/(1)(2)/ (%)
     ---------------------------------------------------------------------
     Distribution and service (12b-1) fees (%)       /(3)/
     ---------------------------------------------------------------------
     Other expenses/(4)(5)/ (%)
     ---------------------------------------------------------------------
     Total annual fund operating expenses/(8)/ (%)


(1) The Fund pays a management fee of     % and an administration fee of     %.


(2) The Fund's advisor has voluntarily agreed to waive a portion of the management fee. If this waiver were reflected in the table, the management
    fee would be     % and the total annual fund operating expenses for Class
    A, B and C shares would be     %,     % and     %, respectively (taking
    into account the other expense waiver discussed in footnote (4)). This arrangement may be modified or terminated by the advisor at any time.


(3) The Fund may pay distribution and services fees up to a maximum of     % of
    the Fund's average daily net assets attributable to Class A shares
    (comprised of up to     % for distribution services and up to     % for
    shareholder liaison services) but will limit such fees to an aggregate of
    not more than     % for Class A shares during the current fiscal year.


(4) The Fund's transfer agent has voluntarily agreed to waive a portion of its fee for Class A, B and C shares. If this waiver were reflected in the
    table, other expenses would be     % for all share classes and total annual
    fund operating expenses for Class A, B and C shares would be     %,     %
    and     %, respectively (taking into account the management fee waiver discussed in footnote 1 above). This arrangement may be modified or terminated at any time.


(5) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.


 Example Expenses (your actual costs may be higher or lower)


       Class                             1 Year 3 Years 5 Years 10 Years
       Class A                             $       $       $       $
       -----------------------------------------------------------------
       Class B: did not sell your shares   $       $       $       $
                sold all your shares at
                the end of the period      $       $       $       $
       -----------------------------------------------------------------
       Class C: did not sell your shares   $       $       $       $
                sold all your shares at
                the end of the period      $       $       $       $


---

Your Account
-------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot
Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.


    -----------------------------------------------------------------------

      INVESTMENT MINIMUMS

      Initial Minimums:
      Initial Investment.......................................... $1,000
      Automatic Investment Plan...................................    $50
      Retirement Plan.............................................    $25
      The Fund reserves the right to change these investment minimums.
      The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
    -----------------------------------------------------------------------


 Outlined below are the various options for buying shares:


Method             Instructions
Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                   your request prior to the close of regular trading on the
                   New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                   time. Your financial advisor may charge you fees for
                   executing the purchase for you.
-------------------------------------------------------------------------------
By check           For new accounts send a completed application and check
(new account)      made payable to the Fund and mailed to the transfer agent,
                   Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA
                   02266-8081.
-------------------------------------------------------------------------------
By check           For existing accounts fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and
                   account number with a check made payable to the Fund to
                   Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA
                   02266-8081.
-------------------------------------------------------------------------------
By exchange        You or your financial advisor may acquire shares of the
                   Fund for your account by exchanging shares you own in a
                   different fund distributed by Columbia Funds Distributor,
                   Inc, for shares of the same class (and, in some cases,
                   certain other classes) of the Fund at no additional cost.
                   There may be an additional sales charge if exchanging from a money market fund. To exchange by telephone, call
                   1-800-422-3737. Please see "How to Exchange Shares" for
                   more information.
-------------------------------------------------------------------------------
By wire            You may purchase shares of the Fund by wiring money from
                   your bank account to your Fund account. To wire funds to
                   your Fund account, call 1-800-422-3737 for wiring
                   instructions.
-------------------------------------------------------------------------------
By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds
                   transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                   prior to your telephone request. Be sure to complete the
                   appropriate section of the application.
-------------------------------------------------------------------------------
Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                   transfer. Be sure to complete the appropriate section of
                   the application for this feature.
-------------------------------------------------------------------------------


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Your Account



 Method           Instructions
 Automated dollar You may purchase shares of the Fund for your account by
 cost averaging   exchanging $100 or more each month from another fund for
                  shares of the same class of the Fund at no additional cost.
                  You must have a current balance of at least $5,000 in the
                  fund the money is coming from. Exchanges will continue so
                  long as your fund balance is sufficient to complete the
                  transfers. You may terminate your program or change the
                  amount of the exchange (subject to the $100 minimum) by
                  calling 1-800-345-6611. There may be an additional sales
                  charge if exchanging from a money market fund. Be sure to
                  complete the appropriate section of the account application for this feature.
 -----------------------------------------------------------------------------
 By dividend      You may automatically invest dividends distributed by
 diversification  another fund into the same class of shares (and, in some cases, certain other classes of the Fund at no additional
                  sales charge. There may be an additional sales charge if
                  exchanging from a money market fund. To invest your
                  dividends in the Fund, call 1-800-345-6611.


SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information.



-------------------------------------------------------------------------

  CHOOSING A SHARE CLASS
  The Fund offers three classes of shares in this prospectus -- Class
  A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

  The Fund also offers three additional classes of shares --
  Class T, G and Z shares exclusively to certain institutional and other investors through separate prospectuses.
-------------------------------------------------------------------------


Class A shares Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

 Class A Sales Charges


                                                             % of offering
                                       As a % of                 price
                                       the public   As a %    retained by
                                        offering   of your     financial
      Amount purchased                   price    investment    advisor
      Less than $50,000                   5.75       6.10        5.00
      --------------------------------------------------------------------
      $50,000 to less than $100,000       4.50       4.71        3.75
      --------------------------------------------------------------------
      $100,000 to less than $250,000      3.50       3.63        2.75
      --------------------------------------------------------------------
      $250,000 to less than $500,000      2.50       2.56        2.00
      --------------------------------------------------------------------
      $500,000 to less than $1,000,000    2.00       2.04        1.75
      --------------------------------------------------------------------
      $1,000,000 or more                  0.00       0.00        0.00


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Your Account





Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins in the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.



For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:


 Purchases Over $1 Million

                Amount purchased                    Commission %
                Less than $3 million                    1.00
                ------------------------------------------------
                $3 million to less than $5 million      0.80
                ------------------------------------------------
                $5 million to less than $25 million     0.50
                ------------------------------------------------
                $25 million or more                     0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

-------------------------------------------------------------------------

  UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES
  Certain investments in Class B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a
  CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.
-------------------------------------------------------------------------


REDUCED SALES CHARGES FOR LARGER INVESTMENTS



A. What are the principal ways to obtain a breakpoint discount?



There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.



Rights of Accumulation The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.


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Your Account




Statement of Intent You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information. Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date the Statement of Intent is received by the Fund.



B. What accounts are eligible for breakpoint discounts?



The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:



   .  Individual accounts



   .  Joint accounts



   .  Certain IRA accounts



   .  Certain trusts



   .  UTMA/UGMA accounts



For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.



C. How do I obtain a breakpoint discount?



The steps necessary to obtain a breakpoint discount depends on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.


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Your Account




D. How can I obtain more information about breakpoint discounts?



Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.


Class B shares Your purchases of Class B shares are made at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

Purchases of less than $250,000:

 Class B Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                     Through first year             5.00
                 ---------------------------------------------
                     Through second year            4.00
                 ---------------------------------------------
                     Through third year             3.00
                 ---------------------------------------------
                     Through fourth year            3.00
                 ---------------------------------------------
                     Through fifth year             2.00
                 ---------------------------------------------
                     Through sixth year             1.00
                 ---------------------------------------------
                     Longer than six years          0.00


Commission to financial advisors is 4.00%.


Automatic conversion to Class A shares occurs eight years after purchase.




You can pay a lower CDSC and reduce the period during which a CDSC would apply when making purchases of Class B shares through a financial advisor that participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation (as described above) apply, so that if the combined value of the eligible Fund accounts in all classes maintained by you and each member of your immediate family (as defined above), together with the value of your current purchase, is at or above a discount level, your current purchase will be subject to a lower CDSC and the applicable reduced holding period, provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. This Class B share discount program for larger purchases (as further described in the charts below) is not applicable to Class B shares received by former Galaxy Fund Prime B shareholders in connection with the reorganization of the former Galaxy Fund.


                                                                             ---

Your Account



Purchases of $250,000 to less than $500,000:

 Class B Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                    Through first year              3.00
                 ---------------------------------------------
                    Through second year             2.00
                 ---------------------------------------------
                    Through third year              1.00
                 ---------------------------------------------
                    Longer than three years         0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

Purchases of $500,000 to less than $1 million:

 Class B Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                      Through first year            3.00
                 ---------------------------------------------
                      Through second year           2.00
                 ---------------------------------------------
                      Through third year            1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor that does not participate in the program to one that does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a non-participating fund or financial advisor that does not participate in the program, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

Please see Appendix II of the Statement of Additional Information for the CDSCs and conversion schedule applicable to Class B shares received by Galaxy Fund Prime B shareholders in connection with the reorganization of the Galaxy Fund into the Fund.

Class C shares Your purchases of Class C shares are made at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.

 Class C Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                     Through first year             1.00
                 ---------------------------------------------
                     Longer than one year           0.00

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Your Account



HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable
CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification number available when calling.



HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price.
"Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and
(iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners, and other legal entities please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

                                                                             ---

Your Account



 Outlined below are the various options for selling shares:


 Method            Instructions
 Through your      You may call your financial advisor to place your sell
 financial advisor order. To receive the current trading day's price, your financial advisor must receive your request prior to the
                   close of regular trading on the NYSE, usually 4:00 p.m.
                   Eastern time. Your financial advisor may charge you fees
                   for executing a redemption for you.
 ------------------------------------------------------------------------------
 By exchange       You or your financial advisor may sell shares of the Fund
                   by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund
                   distributed by Columbia Funds Distributor, Inc. at no
                   additional cost. To exchange by telephone, call
                   1-800-422-3737.
 ------------------------------------------------------------------------------
 By telephone      You or your financial advisor may sell shares of the Fund
                   by telephone and request that a check be sent to your
                   address of record by calling 1-800-422-3737, unless you
                   have notified the Fund of an address change within the
                   previous 30 days. The dollar limit for telephone sales is
                   $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.
 ------------------------------------------------------------------------------
 By mail           You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                   address below. In your letter of instruction, note the
                   Fund's name, share class, account number, and the dollar
                   value or number of shares you wish to sell. All account
                   owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock
                   exchange or another eligible guarantor institution that
                   participates in the Medallion Signature Guarantee Program
                   for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for
                   sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For
                   details, call 1-800-345-6611.

                   Mail your letter of instruction to Columbia Funds Services,
                   Inc., P.O. Box 8081, Boston, MA 02266-8081.
 ------------------------------------------------------------------------------
 By wire           You may sell shares of the Fund and request that the
                   proceeds be wired to your bank. You must set up this
                   feature prior to your telephone request. Be sure to
                   complete the appropriate section of the account application for this feature.
 ------------------------------------------------------------------------------
 By systematic     You may automatically sell a specified dollar amount or
 withdrawal plan   percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                   available if you hold your shares in certificate form. All dividend and capital gains distributions must be
                   reinvested. Be sure to complete the appropriate section of the account application for this feature.
 ------------------------------------------------------------------------------
 By electronic     You may sell shares of the Fund and request that the
 funds transfer    proceeds be electronically transferred to your bank.
                   Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                   request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------



The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.



The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two round trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.



The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, the Fund imposes a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase, as described below.


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Your Account




For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.



Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.



The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.



The Fund seeks at act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.



The Fund will assess, subject to limited exceptions, a 2.00% redemption fee on the proceeds of Fund shares that are redeemed (either by selling shares or exchanging into another Columbia Fund) within 60 days of their purchase. The redemption fee is paid to the Fund.



The redemption fee is imposed on Fund shares redeemed (including redemptions by exchange) within 60 days of purchase. In determining which shares are being redeemed, we generally apply a first-in, first-out approach. For Fund shares acquired by exchange, the holding period prior to the exchange will not be considered in determining whether to assess the redemption fee.



The redemption fee will not be imposed if you qualify for a waiver and the Fund has received proper notification, unless the waiver is automatic as noted below. We'll redeem any shares that are eligible for a waiver first.



A Fund shareholder won't pay an otherwise applicable redemption fee on any of the following transactions:



   . shares sold following the death or disability (as defined in the tax code) of the shareholder, including a registered joint owner



   . shares sold by or distributions from participant directed retirement plans, such as 401(k), 403(b) 457, Keogh, profit sharing, and money purchase pension accounts, where the Fund does not have access to information about the individual participant account activity, except where the Fund has received an indication that the plan administrator is able to assess the redemption fee to the appropriate accounts (automatic)


                                                                             ---

Your Account




   . shares sold by certain investment funds, including those that Columbia Management Advisors, Inc. or its affiliates may manage (automatic)



   . shares sold as part of an automatic rebalancing within an asset allocation program or by certain wrap programs where the program sponsor has provided assurances reasonably satisfactory to the Fund that the program is not designed to be a vehicle for market timing



   . shares sold by accounts maintained by a financial institution or intermediary where the Fund has received information reasonably satisfactory to the Fund indicating that the financial institution or intermediary maintaining the account is unable for administrative reasons to assess the redemption fee to underlying shareholders



   . shares sold by an account which has demonstrated a hardship, such as a medical emergency, as determined in the absolute discretion of the Fund



   .  shares that were purchased by reinvested dividends (automatic)



   .  the following retirement plan distributions:



      . lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or following attainment of age 59 1/2 in the case of a "key employee" of a "top heavy" plan)



      . distributions from an individual retirement account (IRA) or Custodial Account under Section 403(b)(7) of the tax code, following attainment of age 59 1/2



The Fund also has the discretion to waive the 2.00% redemption fee if the Fund is in jeopardy of failing the 90% income test or losing its RIC qualification for tax purposes.



As described above, certain intermediaries do not assess redemption fees to certain categories of redemptions that do not present significant market timing concerns (such as automatic withdrawal plan redemptions). In these situations, the Fund's ability to assess redemption fees is generally limited by the intermediary's policies and, accordingly, no redemption fees will be assessed on such redemptions.


DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

12b-1 Plan The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The Fund's Board of Trustees currently limits total payments under the Rule 12b-1 plan for Class A shares to 0.25% annually. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account -- Sales Charges" for the conversion schedule applicable to Class B shares.



Additional Intermediary Compensation In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be


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Your Account



considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.



Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.



In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.



In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur


                                                                             ---

Your Account



between the close of the foreign exchange and the time at which fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value) your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid the penalty.

Share Certificates Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.

Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

 Types of Distributions

   Dividends      Represents interest and dividends earned from securities
                  held by the Fund, net of expenses incurred by the Fund.
  ----------------------------------------------------------------------------
   Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

-------------------------------------------------------------------------

  UNDERSTANDING FUND DISTRIBUTIONS
  The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
-------------------------------------------------------------------------


Distribution Options The Fund distributes any dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

 Distribution Options

    Reinvest all distributions in additional shares of your current fund
  ---------------------------------------------------------------------------
    Reinvest all distributions in shares of another fund
  ---------------------------------------------------------------------------
    Receive dividends in cash (see options below) and reinvest capital gains
  ---------------------------------------------------------------------------
    Receive all distributions in cash (with one of the following options):
  .  send the check to your address of record
  .  send the check to a third party address
  .  transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.


---

Your Account



Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.


                                                                             ---

Managing the Fund
-------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.





For the 2004 fiscal year, aggregate advisory fees paid to the advisor by the Fund, not including administration, pricing and bookkeeping, and other fees
paid Columbia Management by the Fund, amounted to     % of average daily net
assets of the Fund.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------



Penelope L. Burgess, a senior vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since September, 2004. Ms. Burgess has been associated with Columbia Management or its predecessors since 1993.



Deborah F. Snee, a senior vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since September, 2004. Ms. Snee has been associated with Columbia Management or its predecessors since 1999.


---

Financial Highlights
-------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's fiscal years since inception, which run from October 1 to September 30, unless otherwise indicated. Information for Class A shares and Class B shares prior to November 18, 2002, the date of reorganization, is for Prime A Shares and Prime B Shares, respectively, of the Galaxy International Equity Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements, which, for
the year ended September 30, 2004, have been audited by [                 ]
LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the period ended September 30, 2003 and the years ended October 31, 2002, 2001, 2000 and 1999, has been derived from the Fund's financial
statements which have been audited by [                   ], an independent
registered public accounting firm, whose report expressed an unqualified opinion on these financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.


 The Fund


                                                       Year ended    Period ended
                                                      September 30, September 30,              Year ended October 31,
                                                          2004           2003          2002       2001     2000        1999
                                                         Class A       Class A        Class A    Class A  Class A     Class A
                                                      ------------- --------------  -------      ------- -------     --------






                                                                             ---

Financial Highlights


 The Fund


                                                       Year ended    Period ended
                                                      September 30, September 30,              Year ended October 31,
                                                          2004          2003         2002       2001     2000         1999
                                                         Class B       Class B      Class B    Class B  Class B     Class B
                                                      ------------- --------------  -------      ------- -------     --------






---

Financial Highlights


 The Fund


                                                       Year ended    Period ended
                                                      September 30,  September 30,
                                                          2004           2003
                                                         Class C       Class C
                                                      ------------- --------------





                                                                             ---

Notes
-------------------------------------------------------------------------------

================================================================================

---

Notes


================================================================================

                                                                             ---

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.



You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:


Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:


Columbia Funds Trust XI: 811-4978



..  Columbia International Equity Fund


--------------------------------------------------------------------------------


[LOGO] ColumbiaFunds

       A Member of Columbia Management Group

       (C)2005 Columbia Funds Distributor, Inc.
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.columbiafunds.com

Columbia International Equity Fund      Prospectus, February 1, 2005
--------------------------------------------------------------------

Class T and G Shares
Advised by Columbia Management Advisors, Inc.
--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                  2
--------------------------------------------
Investment Goal.........................  2
Principal Investment Strategies.........  2
Principal Investment Risks..............  2
Performance History.....................  4
Your Expenses...........................  6
YOUR ACCOUNT                              8
--------------------------------------------
How to Buy Shares.......................  8
Sales Charges...........................  9
How to Exchange Shares.................. 12
How to Sell Shares...................... 12
Fund Policy on Trading of Fund Shares... 13
Distribution and Service Fees........... 15
Other Information About Your Account.... 16


MANAGING THE FUND                        19
--------------------------------------------
Investment Advisor...................... 19
Portfolio Managers...................... 19
FINANCIAL HIGHLIGHTS                     20
--------------------------------------------

Class T and G shares are sold only to investors who received (and who have continuously held) Class T or G shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds). Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
[LOGO] Not FDIC  May Lose Value
       Insured   No Bank Guarantee

The Fund
-------------------------------------------------------------------------------
INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, primarily the equity securities of foreign issuers. At all times, the Fund's assets will be invested in companies located in at least three different foreign countries. Normally, no more than 20% of the Fund's total assets will be invested in companies located in countries with emerging economies or emerging securities markets. The Fund emphasizes larger established companies, although it may invest in companies of any size. The Fund may engage in transactions for the purpose of hedging its portfolio, such as options, futures and foreign currencies.
The Fund may sell a portfolio security if it has achieved its performance objective, if fundamentals change performance expectations, or if alternative investments provide potentially more attractive returns.
At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.
In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the sub-advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of
---
2

The Fund
those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.



Because the Fund invests predominantly in foreign securities, the Fund may be particularly susceptible to market timers. Market timers generally attempt to take advantage of the way the Fund prices its shares by trading based on market information they expect will lead to a change in the Fund's net asset value on the next pricing day. Market timing activity may be disruptive to Fund management and, since a market timer's profits are effectively paid directly out of the Fund's assets, may negatively impact the investment returns of other shareholders. Although the Fund has adopted certain policies and methods intended to identify and to discourage frequent trading based on this strategy, it cannot ensure that all such activity can be identified or terminated.


Investments in emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

The Fund may invest 25% or more of its assets in the securities of companies located in one country, and thus is subject to country risk. When the Fund invests a high percentage of its assets in a particular country, the Fund will be especially susceptible to factors affecting that country.

The Fund may invest in derivatives, such as options, futures and foreign currencies, to hedge against market risk or the currency risk of its foreign investments. There is no guarantee that hedging will always work. Hedging can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge.

-------------------------------------------------------------------------
  A derivative is an investment whose value is based on or derived from the performance of other securities or interest or currency exchange rates or indices. Derivatives are considered to carry a higher degree of risk than other types of securities.
-------------------------------------------------------------------------

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
                                                                             ---

The Fund
PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class T shares, excluding sales charges./ /The performance table following the bar chart shows how the Fund's average annual total returns for Class T and G shares, including sales charges, compare with those of broad measures of market performance for one-year, five-years and ten-years./ /The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.


-------------------------------------------------------------------------
  UNDERSTANDING PERFORMANCE
  Calendar Year Total Returns show the Fund's Class T share performance for each of the last ten complete calendar years./(1)/ They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

  Average Annual Total Returns are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges./(2)/

  The Fund's returns are compared to the Morgan Stanley Capital International (MSCI) All Country World ex. U.S. Index, an unmanaged index of global stock market performance that includes developed and emerging markets but excludes the United States, and the Morgan Stanley Capital International Europe, Australasia and Far East
  Index (MSCI EAFE Index) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Fund's average annual returns for the one-year, five-year and ten-year periods are shown compared to the MSCI All Country World ex. U.S. Index and MSCI EAFE Index. Unlike
  the Fund, indices are not investments, do not incur fees,
  expenses or taxes and are not professionally managed.
-------------------------------------------------------------------------


(1) The calendar year total returns shown for Class T shares include the returns of Retail A Shares of the Galaxy International Equity Fund (the "Galaxy Fund"), the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class T shares were initially offered by the Fund.


(2) The average annual total returns shown include the returns of Retail A Shares (for Class T shares) and Retail B Shares (for Class G shares) of the Galaxy Fund for periods prior to November 18, 2002, the date on which Class T and Class G shares were initially offered by the Fund. The returns shown for Class G shares also include the returns of Retail A Shares (adjusted to reflect the sales charges applicable to Class T shares) for periods prior to the inception of Retail B Shares of the Galaxy Fund (October 31, 1998). Retail A Shares of the Galaxy Fund were initially offered on December 30, 1991. Class G shares generally would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class G shares exceed expenses paid by Retail A Shares.

---
4

The Fund

 Calendar Year Total Returns (Class T)/(1)/
                                    [CHART]
 1995    1996    1997    1998    1999     2000    2001    2002    2003    2004
------  ------  ------  ------  ------  -------  ------- ------- ------  ------
11.04%  10.03%  13.59%  21.24%  41.10%  -20.26%  -27.18% -20.07% 34.08%


                     For period shown in bar chart:
                     Best quarter:
                     Worst quarter:

(1) The calendar year total returns shown for Class T shares include the returns of Retail A Shares of the Galaxy International Equity Fund (the "Galaxy Fund"), the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class T shares were initially offered by the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

 Average Annual Total Returns -- for periods ended December 31, 2004


                                                               1 Year 5 Years/(1)/ 10 Years/(1)/
Class T (%)
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and Sale of Fund Shares
------------------------------------------------------------------------------------------------
Class G (%)
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and Sale of Fund Shares
------------------------------------------------------------------------------------------------
MSCI EAFE Index (%)
------------------------------------------------------------------------------------------------
MSCI All Country World ex. U.S. Index

(2) The average annual total returns shown include the returns of Retail A Shares (for Class T shares) and Retail B Shares (for Class G shares) of the Galaxy Fund for periods prior to November 18, 2002, the date on which Class T and Class G shares were initially offered by the Fund. The returns shown for Class G shares also include the returns of Retail A Shares (adjusted to reflect the sales charges applicable to Class T shares) for periods prior to the inception of Retail B Shares of the Galaxy Fund (October 31, 1998). Retail A Shares of the Galaxy Fund were initially offered on December 30, 1991. Class G shares generally would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class G shares exceed expenses paid by Retail A Shares.
                                                                             ---

The Fund
YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

-------------------------------------------------------------------------
  UNDERSTANDING EXPENSES
  Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

  Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees, shareholder service fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

  Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. Except as noted, the table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:
  .  $10,000 initial investment
  .  5% total return for each year
  .  Fund operating expenses remain the same
  .  Reinvestment of all dividends and distributions
  .  Class G shares convert to Class T shares after eight years
-------------------------------------------------------------------------


 Shareholder Fees/(1) /(paid directly from your investment)


                                                                       Class T    Class G
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                5.75       0.00
-------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)  1.00/(2)/  5.00
-------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                    /(3)(4)/   /(3)(4)/


(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) This charge applies only to certain Class T shares bought without an initial sales charge that are sold within 18 months of purchase.


(3) There is a $7.50 charge for wiring sale proceeds to your bank.


(4) A redemption fee of 2% may be charged on shares that were owned for 60 days or less. For more information, see "Fund Policy on Trading of Fund Shares" below.

---
6

The Fund
 Annual Fund Operating Expenses (deducted directly from Fund assets)

                                                         Class T Class G
        Management fee/(1)(2)/ (%)
        ----------------------------------------------------------------
        Distribution and service (12b-1) fees (%)                  /(3)/
        ----------------------------------------------------------------
        Other expenses/(4)(6)/ (%)                         /(5)/
        ----------------------------------------------------------------
        Total annual fund operating expenses/(2)(6)/ (%)


(1) The Fund pays a management fee of     % and an administration fee of     %.


(2) The Fund's advisor has voluntarily agreed to waive a portion of management fees for each share class. If this waiver were reflected in the table,
    management fees for each share class would be     % and total annual fund
    operating expenses for Class T and G shares would be     % and     %,
    respectively (taking into account the other expense waiver discussed in footnote (6)). This arrangement may be modified or terminated by the advisor at any time.


(3) The Fund may pay distribution and service (12b-1) fees up to a maximum of
        % of the Fund's average daily net assets attributable to Class G shares
    (comprised of up to     % for distribution services, up to     % for
    shareholder liaison services and up to     % for administrative support
    services), but will limit such fees to an aggregate fee of not more than % during the current fiscal year.


(4) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.


(5) The Fund may pay shareholder service fees (which are included in other
    expenses) up to a maximum of     % of such Fund's daily net assets
    attributable to Class T shares (comprised of up to     % for shareholder
    liaison services and up to     % for administrative services), but will
    limit such fees to an aggregate fee of not more than 0.30% during the current fiscal year.


(6) The Fund's transfer agent has voluntarily agreed to waive a portion of its fee for Class T and G shares. If this waiver were reflected in the table,
    other expenses for Class T and G shares would be     % and     %,
    respectively, and total annual fund operating expenses for Class T and G
    shares would be     % and     %, respectively, (taking into account the
    management fee waiver discussed in footnote (2) above). This arrangement may be modified or terminated at any time.

 Example Expenses (your actual costs may be higher or lower)

       Class                             1 Year 3 Years 5 Years 10 Years
       Class T                             $       $       $       $
       -----------------------------------------------------------------
       Class G: did not sell your shares   $       $       $       $
                sold all your shares at
                the end of the period      $       $       $       $

                                                                             ---

Your Account
-------------------------------------------------------------------------------
HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot
Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

    -----------------------------------------------------------------------
      INVESTMENT MINIMUMS
      Initial Minimums:
      Initial Investment.......................................... $1,000
      Automatic Investment Plan...................................    $50
      Retirement Plan.............................................    $25
      The Fund reserves the right to change these investment minimums.
      The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
      Class T and G shares are sold only to investors who received (and who have continuously held) Class T and G shares in connection with the merger of certain Galaxy Funds into various Columbia
      Funds (formerly named Liberty Funds)
    -----------------------------------------------------------------------

 Outlined below are the various options for buying shares:

Method             Instructions
Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                   your request prior to the close of regular trading on the
                   New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                   time. Your financial advisor may charge you fees for
                   executing the purchase for you.
-------------------------------------------------------------------------------
By check           For existing accounts fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and
                   account number with a check made payable to the Fund and
                   mailed to Columbia Funds Services, Inc., P.O. Box 8081,
                   Boston, MA 02266-8081.
-------------------------------------------------------------------------------
By exchange        You or your financial advisor may acquire shares of the
                   Fund for your account by exchanging Class T or Class G
                   shares you own in a different fund distributed by Columbia
                   Funds Distributor, Inc. for shares of the same class (and, in some cases, certain other classes), of the Fund at no
                   additional cost. There may be an additional sales charge if exchanging from a money market fund. To exchange by
                   telephone, call 1-800-422-3737.
-------------------------------------------------------------------------------
By wire            You may purchase shares of the Fund by wiring money from
                   your bank account to your Fund account. To wire funds to
                   your Fund account, call 1-800-422-3737 for wiring
                   instructions.
-------------------------------------------------------------------------------
By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds
                   transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                   prior to your telephone request. Be sure to complete the
                   appropriate section of the application.
-------------------------------------------------------------------------------
Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                   transfer. Be sure to complete the appropriate section of
                   the application for this feature.
-------------------------------------------------------------------------------
Automated dollar   You may purchase shares of the Fund for your account by
cost averaging     exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   You must have a current balance of at least $5,000 in the
                   fund the money is coming from. Exchanges will continue so
                   long as your fund balance is sufficient to complete the
                   transfers. You may terminate your program or change the
                   amount of the exchange (subject to the $100 minimum) by
                   calling 1-800-345-6611. There may be an additional sales
                   charge if exchanging from a money market fund. Be sure to
                   complete the appropriate section of the account application for this feature.
-------------------------------------------------------------------------------
By dividend        You may automatically invest dividends distributed by
diversification    another fund into the same class of shares of the Fund at
                   no additional sales charge. There may be an additional
                   sales charge if exchanging from a money market fund. To
                   invest your dividends in the Fund, call 1-800-345-6611.

---
8

Your Account
SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund.
These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.

Class T shares Your purchases of Class T shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge.

A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class T shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.
 Class T Sales Charges

                                                             % of offering
                                       As a % of                 price
                                       the public   As a %    retained by
                                        offering   of your     financial
      Amount purchased                   price    investment    advisor
      Less than $50,000                   5.75       6.10        5.00
      --------------------------------------------------------------------
      $50,000 to less than $100,000       4.50       4.71        3.75
      --------------------------------------------------------------------
      $100,000 to less than $250,000      3.50       3.63        2.75
      --------------------------------------------------------------------
      $250,000 to less than $500,000      2.50       2.56        2.00
      --------------------------------------------------------------------
      $500,000 to less than $1,000,000    2.00       2.04        1.75
      --------------------------------------------------------------------
      $1,000,000 or more                  0.00       0.00        0.00

Class T shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class T share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

For Class T share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:
 Purchases Over $1 Million

                Amount purchased                    Commission %
                Less than $3 million                    1.00
                ------------------------------------------------
                $3 million to less than $5 million      0.80
                ------------------------------------------------
                $5 million to less than $25 million     0.50
                ------------------------------------------------
                $25 million or more                     0.25

                                                                             ---

Your Account
The commission to financial advisors for Class T share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

-------------------------------------------------------------------------
  UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES
  Certain investments in Class T and G shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a
  CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.
-------------------------------------------------------------------------

Reduced Sales Charges for Larger Investments


A. What are the principal ways to obtain a breakpoint discount?


There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class T shares of the Fund and other funds in the Columbia family of funds.


Rights of Accumulation The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.


Statement of Intent You also may pay a lower sales charge when purchasing Class T shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information. Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date the Statement of Intent is received by the Fund.


B. What accounts are eligible for breakpoint discounts?


The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:


   .  Individual accounts


   .  Joint accounts


   .  Certain IRA accounts


   .  Certain trusts


   .  UTMA/UGMA accounts

---
10

Your Account

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.


C. How do I obtain a breakpoint discount?


The steps necessary to obtain a breakpoint discount depends on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.


D. How can I obtain more information about breakpoint discounts?


Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

Class G shares Your purchases of Class G shares are made at Class G's net asset value. Class G shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class G shares as described in the chart below.
 Class G Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                    Through first year              5.00
                 ---------------------------------------------
                    Through second year             4.00
                 ---------------------------------------------
                    Through third year              4.00
                 ---------------------------------------------
                    Through fourth year             4.00
                 ---------------------------------------------
                    Through fifth year              3.00
                 ---------------------------------------------
                    Through sixth year              2.00
                 ---------------------------------------------
                    Through seventh year            1.00
                 ---------------------------------------------
                    Longer than seven years         None

                                                                             ---

Your Account
Commission to financial advisors is 4.00%.
Class G shares will automatically convert to Class T shares eight years after purchase.

Please see the Statement of Additional Information for the CDSCs and conversion schedules applicable to Class G shares received in exchange for Retail B Shares of the Galaxy Fund purchased or acquired prior to January 1, 2001.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your Class T shares for Class A or Class T shares, and may exchange your Class G shares for Class B or Class G shares, of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Class A or Class B shares acquired upon exchange of Class T and Class G shares may not be further exchanged back into Class T or Class G shares unless you continue to hold Class T or Class G shares. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification number available when calling.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.
---
12

Your Account
 Outlined below are the various options for selling shares:

 Method            Instructions
 Through your      You may call your financial advisor to place your sell
 financial advisor order. To receive the current trading day's price, your financial advisor must receive your request prior to the
                   close of regular trading on the NYSE, usually 4:00 p.m.
                   Eastern time. Your financial advisor may charge you fees
                   for executing a redemption for you.
 ------------------------------------------------------------------------------
 By exchange       You or your financial advisor may sell shares of the Fund
                   by exchanging from the Fund into the same share class (or
                   Class A and Class B shares, for Class T and Class G shares, respectively) of another fund distributed by Columbia Funds
                   Distributor, Inc. at no additional cost. To exchange by
                   telephone, call 1-800-422-3737. Please see "How to Exchange
                   Shares" for more information.
 ------------------------------------------------------------------------------
 By telephone      You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the
                   Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day
                   period. You do not need to set up this feature in advance
                   of your call. Certain restrictions apply to retirement
                   accounts. For details, call 1-800-799-7526.
 ------------------------------------------------------------------------------
 By mail           You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                   address below. In your letter of instruction, note the
                   Fund's name, share class, account number, and the dollar
                   value or number of shares you wish to sell. All account
                   owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock
                   exchange or another eligible guarantor institution that
                   participates in the Medallion Signature Guarantee Program
                   for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for
                   sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For
                   details, call 1-800-345-6611.
                   Mail your letter of instruction to Columbia Funds Services,
                   Inc., P.O. Box 8081, Boston, MA 02266-8081.
 ------------------------------------------------------------------------------
 By wire           You may sell shares of the Fund and request that the
                   proceeds be wired to your bank. You must set up this
                   feature prior to your telephone request. Be sure to
                   complete the appropriate section of the account application for this feature.
 ------------------------------------------------------------------------------
 By systematic     You may automatically sell a specified dollar amount or
 withdrawal plan   percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                   available if you hold your shares in certificate form. All dividend and capital gains distributions must be
                   reinvested. Be sure to complete the appropriate section of the account application for this feature.
 ------------------------------------------------------------------------------
 By electronic     You may sell shares of the Fund and request that the
 funds transfer    proceeds be electronically transferred to your bank.
                   Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                   request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------



The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.


The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

                                                                             ---

Your Account

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, the Fund imposes a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase, as described below.


For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.


Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.


The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.


The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.


The Fund will assess, subject to limited exceptions, a 2.00% redemption fee on the proceeds of Fund shares that are redeemed (either by selling shares or exchanging into another Columbia Fund) within 60 days of their purchase. The redemption fee is paid to the Fund.


The redemption fee is imposed on Fund shares redeemed (including redemptions by exchange) within 60 days of purchase. In determining which shares are being redeemed, we generally apply a first-in, first-out approach. For Fund shares acquired by exchange, the holding period prior to the exchange will not be considered in determining whether to assess the redemption fee.


The redemption fee will not be imposed if you qualify for a waiver and the Fund has received proper notification, unless the waiver is automatic as noted below. We'll redeem any shares that are eligible for a waiver first.


A Fund shareholder won't pay an otherwise applicable redemption fee on any of the following transactions:


   . shares sold following the death or disability (as defined in the tax code) of the shareholder, including a registered joint owner


   . shares sold by or distributions from participant directed retirement plans, such as 401(k), 403(b), 457, Keogh, profit sharing and money purchase pension accounts, where the Fund does not have access to

---
14

Your Account

     information about the individual participant account activity, except where the Fund has received an indication that the plan administrator is able to assess the redemption fee to the appropriate accounts (automatic)


   . shares sold by certain investment funds, including those that Columbia Management Advisors, Inc. or its affiliates may manage (automatic)


   . shares sold as part of an automatic rebalancing within an asset allocation program or by certain wrap programs where the program sponsor has provided assurances reasonably satisfactory to the Fund that the program is not designed to be a vehicle for market timing


   . shares sold by accounts maintained by a financial institution or intermediary where the Fund has received information reasonably satisfactory to the Fund indicating that the financial institution or intermediary maintaining the account is unable for administrative reasons to assess the redemption fee to underlying shareholders


   . shares sold by an account which has demonstrated a hardship, such as a medical emergency, as determined in the absolute discretion of the Fund


   .  shares that were purchased by reinvested dividends (automatic)


   .  the following retirement plan distributions:


      . lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or following attainment of age 59 1/2 in the case of a "key employee" of a "top heavy" plan)


      . distributions from an individual retirement account (IRA) or Custodial Account under Section 403(b)(7) of the tax code, following attainment of age 59 1/2


The Fund also has the discretion to waive the 2.00% redemption fee if the Fund is in jeopardy of failing the 90% income test or losing its RIC qualification for tax purposes.


As described above, certain intermediaries do not assess redemption fees to certain categories of redemptions that do not present significant market timing concerns (such as automatic withdrawal plan redemptions). In these situations, the Fund's ability to assess redemption fees is generally limited by the intermediary's policies and, accordingly, no redemption fees will be assessed on such redemptions.

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

12b-1 Plan The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class G shares and certain services provided to you by your financial advisor. The annual fees for shareholder liaison services and administrative support may equal up to 0.50% for Class G shares. The annual distribution fee may equal up to 0.65% for Class G shares. The Fund does not intend to pay more than a total of 0.95% for Class G shares in distribution and shareholder service fees during the current fiscal year. The Fund has also adopted a plan that permits it to pay for certain services provided to Class T shareholders by their financial advisors. The annual service fee may equal up to 0.50% for Class T shares. The Fund does not intend to pay more than 0.30% for Class T shares in shareholder service fees during the current fiscal year. The foregoing fees are paid out of the assets of relevant class. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class G shares automatically convert to Class T shares after a

                                                                             ---

Your Account
certain number of years, eliminating a portion of these fees upon conversion. Conversion may occur six or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account -- Sales Charges" or the Statement of Additional Information for the conversion schedule applicable to Class G shares.

Additional Intermediary Compensation In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.


Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment: and/or (iii) support for financial service firm educational or training events.


In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.


In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please contact your financial service firm or intermediary for details about payments it may receive.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading. When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities
---
16

Your Account
for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value) your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid the penalty.

Share Certificates Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.

Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:
 Types of Distributions

   Dividends      Represents interest and dividends earned from securities
                  held by the Fund, net of expenses incurred by the Fund.
  ----------------------------------------------------------------------------
   Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

-------------------------------------------------------------------------
  UNDERSTANDING FUND DISTRIBUTIONS
  The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
-------------------------------------------------------------------------

Distribution Options The Fund distributes any dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

 Distribution Options
    Reinvest all distributions in additional shares of your current fund
  ---------------------------------------------------------------------------
    Reinvest all distributions in shares of another fund
  ---------------------------------------------------------------------------
    Receive dividends in cash (see options below) and reinvest capital gains
  ---------------------------------------------------------------------------
    Receive all distributions in cash (with one of the following options):
  .  send the check to your address of record
  .  send the check to a third party address
  .  transfer the money to your bank via electronic funds transfer
                                                                             ---

Your Account

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.


Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.
---
18

Managing the Fund
-------------------------------------------------------------------------------
INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.


For the 2004 fiscal year, aggregate advisory fees paid to the advisor by the Fund, not including administration, pricing and bookkeeping, and other fees
paid to Columbia Management by the Fund, amounted to     % of average daily net
assets of the Fund.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------



Penelope L. Burgess, a senior vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since September, 2004. Ms. Burgess has been associated with Columbia Management or its predecessors since 1993.


Deborah F. Snee, a senior vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since September, 2004. Ms. Snee has been associated with Columbia Management or its predecessors since 1999.

                                                                             ---

Financial Highlights
-------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from October 1 to September 30, unless otherwise indicated. Information for Class T shares and Class G shares prior to November 18, 2002, the date of reorganization, is for the former Retail A shares and Retail B shares, respectively, of the Galaxy International Equity Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for the year ended September 30, 2004, have been audited by
[                     ], an independent registered public accounting firm,
whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the period ended September 30, 2003 and the years ended October 31, 2002, 2001, 2000 and 1999, has been derived
from the Fund's financial statements which have been audited by [            ],
an independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.

 The Fund

                                                 Year ended   Period ended
                                                September 30 September 30,              Year ended October 31,
                                                    2004     2003               2002      2001      2000         1999
                                                  Class T       Class T        Class T   Class T   Class T      Class T
                                                ------------ --------------  -------     ------- -------      -------





---
20

Financial Highlights
 The Fund

                                                       Year ended   Period ended
                                                      September 30 September 30,              Year ended October 31,
                                                          2004         2003           2002       2001     2000         1999
                                                        Class G       Class G        Class G    Class G  Class G     Class G
                                                      ------------ --------------  -------      ------- -------     --------




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Notes
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22

Notes
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FOR MORE INFORMATION
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Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.


You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com
Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.
You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:
Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102
Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.
Investment Company Act file number:

Columbia Funds Trust XI: 811-4978


..  Columbia International Equity Fund

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[LOGO] ColumbiaFunds
       A Member of Columbia Management Group
       (C)2005 Columbia Funds Distributor, Inc.
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.columbiafunds.com

Columbia International Equity Fund Prospectus, February 1, 2005
---------------------------------------------------------------


Class Z Shares

Advised by Columbia Management Advisors, Inc.

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TABLE OF CONTENTS



THE FUND                                  2
--------------------------------------------
Investment Goal.........................  2
Principal Investment Strategies.........  2
Principal Investment Risks..............  2
Performance History.....................  4
Your Expenses...........................  6

YOUR ACCOUNT                              7
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How to Buy Shares.......................  7
Eligible Investors......................  8
Sales Charges...........................  9
How to Exchange Shares..................  9
How to Sell Shares......................  9
Fund Policy on Trading of Fund Shares... 10
Intermediary Compensation............... 12
Other Information About Your Account.... 13



MANAGING THE FUND                        16
--------------------------------------------
Investment Advisor...................... 16
Portfolio Managers...................... 16

FINANCIAL HIGHLIGHTS                     17
--------------------------------------------

Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[LOGO] Not FDIC  May Lose Value
       Insured   No Bank Guarantee

The Fund
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INVESTMENT GOAL
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The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
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Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, primarily the equity securities of foreign issuers. At all times, the Fund's assets will be invested in companies located in at least three different foreign countries. Normally, no more than 20% of the Fund's total assets will be invested in companies located in countries with emerging economies or emerging securities markets. The Fund emphasizes larger established companies, although it may invest in companies of any size. The Fund may engage in transactions for the purpose of hedging its portfolio, such as options, futures and foreign currencies.

The Fund may sell a portfolio security if it has achieved its performance objective, if fundamentals change performance expectations, or if alternative investments provide potentially more attractive returns.

At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the sub-advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

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The Fund



Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.


Because the Fund invests predominantly in foreign securities, the Fund may be particularly susceptible to market timers. Market timers generally attempt to take advantage of the way the Fund prices its shares by trading based on market information they expect will lead to a change in the Fund's net asset value on the next pricing day. Market timing activity may be disruptive to Fund management and, since a market timer's profits are effectively paid directly out of the Fund's assets, may negatively impact the investment returns of other shareholders. Although the Fund has adopted certain policies and methods intended to identify and to discourage frequent trading based on this strategy, it cannot ensure that all such activity can be identified or terminated.



Investments in emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.


The Fund may invest 25% or more of its assets in the securities of companies located in one country, and thus is subject to country risk. When the Fund invests a high percentage of its assets in a particular country, the Fund will be especially susceptible to factors affecting that country.

The Fund may invest in derivatives, such as options, futures and foreign currencies, to hedge against market risk or the currency risk of its foreign investments. There is no guarantee that hedging will always work. Hedging can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge.

        ----------------------------------------------------------------
          A derivative is an investment whose value is based on or derived from the performance of other securities or interest or currency exchange rates or indices. Derivatives are considered to carry a higher degree of risk than other types of securities.
        ----------------------------------------------------------------

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                             ---

The Fund



PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of broad measures of market performance for one-year, five-years and ten-years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.



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         UNDERSTANDING PERFORMANCE
         Calendar Year Total Returns show the Fund's Class Z share performance for each of the last ten complete calendar years./(1) /They include the effects of Fund expenses.

         Average Annual Total Returns are a measure of the Fund's
         Class Z average performance over the past one-year, five-year and ten-year periods./(2) /They include the effects of Fund expenses.

         The Fund's returns are compared to the Morgan Stanley Capital International (MSCI) All Country World ex. U.S. Index, an unmanaged index of global stock market performance that includes developed and emerging markets but excludes the
         United States, and the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE Index), is
         a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Fund's average annual returns for the one-year, five-year and ten-year periods are shown compared to the MSCI All Country World ex. U.S. Index and the MSCI EAFE Index. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
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(1) The calendar year total returns shown for Class Z shares for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the Fund, include the returns of Trust Shares of the Galaxy International Equity Fund (the "Galaxy Fund"), the predecessor to the Fund.


(2) The average annual total returns shown include returns of Trust Shares of the Galaxy Fund for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the Fund.


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The Fund



 Calendar Year Total Returns (Class Z)/(1)/

                                    [CHART]

 1995    1996    1997    1998    1999     2000    2001    2002    2003    2004
------  ------  ------  ------  ------  -------  ------- ------- ------  ------
11.74%  10.74%  14.09%  21.99%  41.89%  -19.91%  -26.89% -19.40% 34.76%


                     For period shown in bar chart:
                     Best quarter:
                     Worst quarter:

(1) The calendar year total returns shown for Class Z shares for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the Fund, include the returns of Trust Shares of the Galaxy International Equity Fund (the "Galaxy Fund"), the predecessor to the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 Average Annual Total Returns -- for periods ended December 31, 2004



                                                               1 Year 5 Years/(1)/ 10 Years/(1)/
Class Z (%)
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and Sale of Fund Shares
------------------------------------------------------------------------------------------------
MSCI EAFE Index (%)
------------------------------------------------------------------------------------------------
MSCI All Country World ex. U.S. Index


(1) The average annual total returns shown include returns of Trust Shares of the Galaxy Fund for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the Fund.


                                                                             ---

The Fund



YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


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         UNDERSTANDING EXPENSES
         Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

         Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnote to the Annual Fund Operating Expense table. It uses the following hypothetical conditions:
         .  $ 10,000 initial investment
         .  5% total return for each year
         .  Fund operating expenses remain the same
         .  Reinvestment of all dividends and distributions
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 Shareholder Fees/(1) /(paid directly from your investment)



Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                               0.00
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Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price) 0.00
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Redemption fee/(2)/ (%)
(as a percentage of amount redeemed, if applicable)                   2.00/(3)/


(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) There is a $7.50 charge for wiring sale proceeds to your bank.


(3) A redemption fee of 2.00% may be charged on shares that were owned for 60 days or less. For more information, see "Fund Policy on Trading of Fund Shares" below.


 Annual Fund Operating Expenses (deducted directly from Fund assets)


               Management fees/(1)(2)/ (%)
               -----------------------------------------------------
               Distribution and service (12b-1) fees (%)
               -----------------------------------------------------
               Other expenses/(3)(4)/ (%)
               -----------------------------------------------------
               Total annual fund operating expenses/(7)(8)/ (%)


(1) The Fund pays a management fee of     % and an administration fee of     %.


(2) The Fund's advisor has voluntarily agreed to waive a portion of the management fee. If this waiver were reflected in the table, the management fee would be % and total annual fund operating expenses would be % (taking into account the other expense waiver discussed in footnote (3)). This arrangement may be modified or terminated by the advisor at any time.


(3) The Fund's transfer agent has voluntarily agreed to waive a portion of its fee for Class Z shares. If this waiver were reflected in the table, other expenses for Class Z shares would be % and total annual fund operating
    expenses for Class Z shares would be     % (taking into account the
    management fee waiver discussed in footnote 1 above). This arrangement may be modified or terminated at any time.


(4) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.


 Example Expenses (your actual costs may be higher or lower)


                        1 Year 3 Years 5 Years 10 Years
                          $       $       $       $


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Your Account
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HOW TO BUY SHARES
--------------------------------------------------------------------------------
When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with Columbia Funds Services, Inc., or your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

 Outlined below are the various options for buying shares:


Method             Instructions
Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                   your request prior to the close of regular trading on the
                   New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                   time. Your financial advisor may charge you fees for
                   executing the purchase for you.
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By check           For new accounts send a completed application and check
(new account)      made payable to the Fund to Columbia Funds Services, Inc.,
                   P.O. Box 8081, Boston, MA 02266-8081.
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By check           For existing accounts fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and
                   account number with a check made payable to the Fund and
                   mailed to to Columbia Funds Services, Inc., P.O. Box 8081,
                   Boston, MA 02266-8081.
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By exchange        You or your financial advisor may acquire shares of the
                   Fund for your account by exchanging shares you own in a
                   different fund distributed by Columbia Funds Distributor,
                   Inc. for shares of the same class of the Fund at no
                   additional cost. To exchange by telephone, call
                   1-800-422-3737. Please see "How to Exchange Shares" for
                   more information.
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By wire            You may purchase shares of the Fund by wiring money from
                   your bank account to your Fund account. To wire funds to
                   your Fund account, call 1-800-422-3737 for wiring
                   instructions.
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By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds
                   transfer may take up to two business days to settle and be considered in ''good form.'' You must set up this feature
                   prior to your telephone request. Be sure to complete the
                   appropriate section of the application.
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Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                   transfer. Be sure to complete the appropriate section of
                   the application for this feature.
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Automated dollar   You may purchase shares of the Fund for your account by
cost averaging     exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   Exchanges will continue so long as your fund balance is
                   sufficient to complete the transfers. You may terminate
                   your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
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By dividend        You may automatically invest dividends distributed by
diversification    another fund into the same class of shares of the Fund at
                   no additional sales charge. To invest your dividends in the
                   Fund, call 1-800-345-6611.


                                                                             ---

Your Account



ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

   . Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Funds Distributor, Inc. (i) who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iii) who purchased certain no-load shares of funds merged with funds distributed by Columbia Funds Distributor, Inc.;

   . Any trustee or director (or family member of a trustee or director) of any fund distributed by Columbia Funds Distributor, Inc.; and


   . Any employee (or family member of an employee) of former FleetBoston Financial Corporation or its subsidiaries.


$100,000 minimum initial investment

   . Clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee; and

   . Any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

No minimum initial investment

   . Any client of Fleet National Bank or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet National Bank or the subsidiary);

   . A retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from Columbia Funds Distributor, Inc. or through a third-party broker-dealer;

   . Investors purchasing through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and

   . Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

The Fund reserves the right to change the criteria for Eligible Investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan, however, each investment requires a $25 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

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Your Account



SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

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         CHOOSING A SHARE CLASS
         The Fund offers one class of shares in this prospectus --
         Class Z.

         The Fund also offers five additional classes of shares --
         Class A, B, C, T and G shares are available through separate prospectuses. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.
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HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------



You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


                                                                             ---

Your Account



 Outlined below are the various options for selling shares:


 Method            Instructions
 Through your      You may call your financial advisor to place your sell
 financial advisor order. To receive the current trading day's price, your financial advisor must receive your request prior to the
                   close of regular trading on the NYSE, usually 4:00 p.m.
                   Eastern time. Your financial advisor may charge you fees
                   for executing a redemption for you.
 ------------------------------------------------------------------------------
 By exchange       You or your financial advisor may sell shares of the Fund
                   by exchanging from the Fund into Class Z shares or Class A shares (only if Class Z is not offered) of another fund
                   distributed by Columbia Funds Distributor, Inc. at no
                   additional cost. To exchange by telephone, call
                   1-800-422-3737.
 ------------------------------------------------------------------------------
 By telephone      You or your financial advisor may sell shares of the Fund
                   by telephone and request that a check be sent to your
                   address of record by calling 1-800-422-3737, unless you
                   have notified the Fund of an address change within the
                   previous 30 days. The dollar limit for telephone sales is
                   $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.
 ------------------------------------------------------------------------------
 By mail           You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign
                   the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another
                   eligible guarantor institution that participates in the
                   Medallion Signature Guarantee Program for amounts over
                   $100,000 or for alternate payee or mailing instructions.
                   Additional documentation is required for sales by
                   corporations, agents, fiduciaries, surviving joint owners
                   and individual retirement account owners. For details, call
                   1-800-345-6611.
                   Mail your letter of instruction to Columbia Funds Services,
                   Inc., P.O. Box 8081, Boston, MA 02266-8081.
 ------------------------------------------------------------------------------
 By wire           You may sell shares of the Fund and request that the
                   proceeds be wired to your bank. You must set up this
                   feature prior to your telephone request. Be sure to
                   complete the appropriate section of the account application for this feature.
 ------------------------------------------------------------------------------
 By systematic     You may automatically sell a specified dollar amount or
 withdrawal plan   percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. All dividend and
                   capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
 ------------------------------------------------------------------------------
 By electronic     You may sell shares of the Fund and request that the
 funds transfer    proceeds be electronically transferred to your bank.
                   Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                   request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------



The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.



The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.


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Your Account




The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, the Fund imposes a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase, as described below.



For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.



Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.



The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.



The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.



The Fund will assess, subject to limited exceptions, a 2.00% redemption fee on the proceeds of Fund shares that are redeemed (either by selling shares or exchanging into another Columbia Fund) within 60 days of their purchase. The redemption fee is paid to the Fund.



The redemption fee is imposed on Fund shares redeemed (including redemptions by exchange) within 60 days of purchase. In determining which shares are being redeemed, we generally apply a first-in, first-out approach. For Fund shares acquired by exchange, the holding period prior to the exchange will not be considered in determining whether to assess the redemption fee.



The redemption fee will not be imposed if you qualify for a waiver and the Fund has received proper notification, unless the waiver is automatic as noted below. We'll redeem any shares that are eligible for a waiver first.



A Fund shareholder won't pay an otherwise applicable redemption fee on any of the following transactions:



   . shares sold following the death or disability (as defined in the tax code) of the shareholder, including a registered joint owner


                                                                             ---

Your Account




   . shares sold by or distributions from participant directed retirement plans, such as 401(k), 403(b) 457, Keogh, profit sharing, and money purchase pension accounts, where the Fund does not have access to information about the individual participant account activity, except where the Fund has received an indication that the plan administrator is able to assess the redemption fee to the appropriate accounts (automatic)



   . shares sold by certain investment funds, including those that Columbia Management Advisors, Inc. or its affiliates may manage (automatic)



   . shares sold as part of an automatic rebalancing within an asset allocation program or by certain wrap programs where the program sponsor has provided assurances reasonably satisfactory to the Fund that the program is not designed to be a vehicle for market timing



   . shares sold by accounts maintained by a financial institution or intermediary where the Fund has received information reasonably satisfactory to the Fund indicating that the financial institution or intermediary maintaining the account is unable for administrative reasons to assess the redemption fee to underlying shareholders



   . shares sold by an account which has demonstrated a hardship, such as a medical emergency, as determined in the absolute discretion of the Fund



   .  shares that were purchased by reinvested dividends (automatic)



   .  the following retirement plan distributions:



      . lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or following attainment of age 59 1/2 in the case of a "key employee" of a "top heavy" plan)



      . distributions from an individual retirement account (IRA) or Custodial Account under Section 403(b)(7) of the tax code, following attainment of age 59 1/2



The Fund also has the discretion to waive the 2.00% redemption fee if the Fund is in jeopardy of failing the 90% income test or losing its RIC qualification for tax purposes.



As described above, certain intermediaries do not assess redemption fees to certain categories of redemptions that do not present significant market timing concerns (such as automatic withdrawal plan redemptions). In these situations, the Fund's ability to assess redemption fees is generally limited by the intermediary's policies and, accordingly, no redemption fees will be assessed on such redemptions.



INTERMEDIARY COMPENSATION

--------------------------------------------------------------------------------

The distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.


---

Your Account




Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals or other entertainment; and/or (iii) support for financial service firm, educational or training events.



In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.



In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How the Fund's Share Price is Determined The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

                                                                             ---

Your Account



Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

Share Certificates Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.

Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

 Types of Distributions

   Dividends      Represents interest and dividends earned from securities
                  held by the Fund, net of expenses incurred by the Fund.
  ----------------------------------------------------------------------------
   Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

       ------------------------------------------------------------------

         UNDERSTANDING FUND DISTRIBUTIONS
         The Fund may earn income from the securities it holds. The
         Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
       ------------------------------------------------------------------


Distribution Options The Fund distributes any dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

 Distribution Options

 Reinvest all distributions in additional shares of your current fund
------------------------------------------------------------------------------
 Reinvest all distributions in shares of another fund
------------------------------------------------------------------------------
 Receive dividends in cash (see options below) and reinvest capital gains
------------------------------------------------------------------------------
 Receive all distributions in cash (with one of the following options):
 . send the check to your address of record
 . send the check to a third party address
 . transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.



Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.


---

Your Account



In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to foreign, federal, state and local income tax.


                                                                             ---

Managing the Fund
-------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.





For the 2004 fiscal year, aggregate advisory fees paid to the advisor by the Fund, not including administration, pricing and bookkeeping, and other fees
paid to Columbia Management by the Fund, amounted to     % of average daily net
assets of the Fund.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------



Penelope L. Burgess, a senior vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since September, 2004. Ms. Burgess has been associated with Columbia Management or its predecessors since 1993.



Deborah F. Snee, a senior vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since September, 2004. Ms. Snee has been associated with Columbia Management or its predecessors since 1999.


---

Financial Highlights
-------------------------------------------------------------------------------



The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the last five fiscal years, which run from October 1 to September 30, unless otherwise indicated. Information for Class Z shares prior to November 18, 2002, the date of reorganization, is for the former Trust shares of the Galaxy International Equity Fund. Certain information reflects financial results for a single
Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for the year ended September 30, 2004, have
been audited by [                      ], an independent registered public
accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the period ended September 30, 2003 and the years ended October 31, 2002, 2001, 2000 and 1999, has been derived from the Fund's financial statements which have been audited
by [                 ], an independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.


 The Fund


                                                 Year ended    Period ended
                                                September 30, September 30,             Year ended October 31,
                                                   2004//         2003           2002       2001       2000       1999
                                                   Class Z       Class Z        Class Z    Class Z    Class Z    Class Z
                                                ------------- --------------  -------      -------  -------      -------




                                                                             ---

Notes
-------------------------------------------------------------------------------

================================================================================

---

Notes


================================================================================

                                                                             ---

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.



You can get free copies of annual or semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:


Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:


Columbia Funds Trust XI: 811-4978



..  Columbia International Equity Fund


--------------------------------------------------------------------------------

[LOGO] ColumbiaFunds

       A Member of Columbia Management Group

       (C)2005 Columbia Funds Distributor, Inc.
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.columbiafunds.com

Columbia Large Cap Core Fund            Prospectus, February 1, 2005
-------------------------------------------------------------------------------


Class A, B and C Shares

Advised by Columbia Management Advisors, Inc.

--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                  2
--------------------------------------------
Investment Goal.........................  2
Principal Investment Strategies.........  2
Principal Investment Risks..............  2
Performance History.....................  3
Your Expenses...........................  6

YOUR ACCOUNT                              8
--------------------------------------------
How to Buy Shares.......................  8
Sales Charges...........................  9
How to Exchange Shares.................. 14
How to Sell Shares...................... 14
Fund Policy on Trading of Fund Shares... 15
Distribution and Service Fees........... 16
Other Information About Your Account.... 17




MANAGING THE FUND                        20
--------------------------------------------
Investment Advisor...................... 20
Portfolio Managers...................... 20

FINANCIAL HIGHLIGHTS                     21
--------------------------------------------


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[LOGO] Not FDIC Insured May Lose Value
               No Bank Guarantee

The Fund
-------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks to provide a relatively high total return through long-term capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, primarily common stocks, of U.S. companies with large market capitalizations (generally over $2 billion) that the Fund's investment advisor believes offer attractive return potential from stock price appreciation and dividends. The advisor focuses on stocks which are believed to be attractively priced relative to expectations for the future performance of the issuing company.

        ----------------------------------------------------------------
          A company's market capitalization is the price of a share
          of its stock, multiplied by the number of shares held by
          investors.
        ----------------------------------------------------------------

The Fund will sell a portfolio security when, as a result of changes in the economy, the advisor believes that holding the security is no longer consistent with the Fund's investment goal. A security may also be sold as a result of an actual or expected deterioration in the performance of the security or in the financial condition of the issuer of the security.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset

---

The Fund


classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges./ /The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for one year, five years and ten years./ /The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.



  ----------------------------------------------------------------------------

    UNDERSTANDING PERFORMANCE
    Calendar Year Total Returns show the Fund's Class A share performance for each of the last ten complete calendar years./ /They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

    Average Annual Total Returns are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both fund expenses and current sales charges.

    The Fund's returns are compared to the Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index that tracks the performance of 500 widely held large-capitalization U.S. stocks. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
  ----------------------------------------------------------------------------


                                                                             ---

The Fund



 Calendar Year Total Returns (Class A)/(1)/

                                    [CHART]



29.34%  19.85%  29.19%  15.86%  6.98%  3.86%  -5.85%  -24.97% 22.14%
------  ------  ------  ------  -----  -----  ------  ------- ------  ------
1995    1996    1997    1998   1999    2000   2001    2002    2003    2004


                                      For the periods shown in bar chart:
                                      Best quarter:
                                      Worst quarter:

(1) The calendar year total returns shown for Class A shares for periods prior to December 9, 2002, the date on which Class A shares were initially offered by the Fund, include the returns of Prime A Shares of the Galaxy Growth & Income Fund (the Galaxy Fund), the predecessor to the Fund. The returns shown for Class A shares also include the returns of Retail A Shares for periods prior to the inception of Prime A Shares of the Galaxy Fund (November 1, 1998). Class A shares generally would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class A shares exceed expenses paid by Retail A Shares.

---

The Fund



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 Average Annual Total Returns -- for periods ended December 31, 2004



                                                               1 Year  5 Years     10 Years
Class A (%)
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and Sale of Fund Shares
---------------------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and Sale of Fund Shares
---------------------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and Sale of Fund Shares
---------------------------------------------------------------------------------------------
S&P 500 Index (%)


(1) The returns for Class A and Class B shares include the returns of Prime A Shares (for Class A shares) and Prime B Shares (for Class B shares) of the Galaxy Fund for periods prior to December 9, 2002, the date on which Class A and Class B shares were initially offered by the Fund. The returns shown for Class A shares and Class B shares also include the returns of Retail A Shares of the Galaxy Fund (adjusted, as necessary, to reflect the sales charge applicable to Class A shares and Class B shares, respectively) for periods prior to the date of inception of Prime A and Prime B Shares (November 1, 1998). Class A and Class B shares generally would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although returns would have been lower to the extent that expenses for Class A and Class B shares exceed expenses paid by Retail A Shares. The returns shown for Class C shares include the returns of Prime B Shares of the Galaxy Fund (adjusted to reflect the sales charge applicable to Class C shares) for periods prior to December 9, 2002, the date on which Class C shares were initially offered. The returns shown for Class C shares also include the returns of Retail A Shares of the Galaxy Fund (adjusted to reflect the sales charges applicable to Class C shares) for periods prior to the inception of Prime B Shares (November 1, 1998). Class C shares generally would have had substantially similar returns to Retail A and Prime B Shares because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class C shares exceed expenses paid by Retail A and Prime B Shares. Retail A Shares were initially offered on February 12, 1993.


                                                                             ---

The Fund



YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


       ------------------------------------------------------------------

         UNDERSTANDING EXPENSES
         Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

         Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

         Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:
         .  $10,000 initial investment
         .  5% total return for each year
         .  Fund operating expenses remain the same
         .  Reinvestment of all dividends and distributions
         .  Class B shares convert to Class A shares after eight years
       ------------------------------------------------------------------



 Shareholder Fees/(1) /(paid directly from your investment)



                                                                       Class A   Class B Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                5.75       0.00    0.00
------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)  1.00/(2)/  5.00    1.00
------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                      /(3)/    /(3)/   /(3)/


(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.


(3) There is a $7.50 charge for wiring sale proceeds to your bank.


---

The Fund



 Annual Fund Operating Expenses (deducted directly from Fund assets)


                                                 Class A   Class B Class C
     Management fees/(1)/ (%)
     ---------------------------------------------------------------------
     Distribution and service (12b-1) fees (%)
     ---------------------------------------------------------------------
     Other expenses/(2)/ (%)
     ---------------------------------------------------------------------
     Total annual fund operating expenses/ /(%)


(1) The Fund pays a management fee of  % and an administration fee of  %.


(2) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.


(3) The Fund may pay distribution and service (12b-1) fees of up to a maximum of % of the Fund's average daily net assets attributable to Class A shares (comprised of up to % for shareholder services and up to % for distribution services), but will limit such fees to an aggregate fee of not more than % during the current fiscal year.




 Example Expenses (your actual costs may be higher or lower)


       Class                             1 Year 3 Years 5 Years 10 Years
       Class A
       -----------------------------------------------------------------
       Class B: did not sell your shares
                sold all your shares at
                the end of the period
       -----------------------------------------------------------------
       Class C: did not sell your shares
                sold all your shares at
                the end of the period


                                                                             ---

Your Account
-------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.


    -----------------------------------------------------------------------

      INVESTMENT MINIMUMS
      Initial Minimums:
      Initial Investment.......................................... $1,000
      Automatic Investment Plan...................................    $50
      Retirement Plan.............................................    $25
      The Fund reserves the right to change these investment minimums.
      The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
    -----------------------------------------------------------------------


 Outlined below are the various options for buying shares:


Method             Instructions
Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                   your request prior to the close of regular trading on the
                   New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                   time. Your financial advisor may charge you fees for
                   executing the purchase for you.
-------------------------------------------------------------------------------
By check           For new accounts, send a completed application and check
(new account)      made payable to the Fund and mail to the transfer agent,
                   Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA
                   02266-8081.
-------------------------------------------------------------------------------
By check           For existing accounts, fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and
                   account number with a check made payable to the Fund to
                   Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA
                   02266-8081.
-------------------------------------------------------------------------------
By exchange        You or your financial advisor may acquire shares of the
                   Fund for your account by exchanging shares you own in a
                   different fund distributed by Columbia Funds Distributor,
                   Inc. for shares of the same class (and, in some cases,
                   certain other classes) of the Fund at no additional cost.
                   There may be an additional sales charge if exchanging from a money market fund. To exchange by telephone, call
                   1-800-422-3737. Please see "How to Exchange Shares" for
                   more information.
-------------------------------------------------------------------------------
By wire            You may purchase shares of the Fund by wiring money from
                   your bank account to your Fund account. To wire funds to
                   your Fund account, call 1-800-422-3737 for wiring
                   instructions.
-------------------------------------------------------------------------------
By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds
                   transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                   prior to your telephone request. Be sure to complete the
                   appropriate section of the application.
-------------------------------------------------------------------------------
Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                   transfer. Be sure to complete the appropriate section of
                   the application for this feature.
-------------------------------------------------------------------------------


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Your Account



 Method           Instructions
 Automated dollar You may purchase shares of the Fund for your account by
 cost averaging   exchanging $100 or more each month from another fund for
                  shares of the same class of the Fund at no additional cost.
                  Exchanges will continue so long as your fund balance is
                  sufficient to complete the transfers. You may terminate
                  your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-345-6611. There may
                  be an additional charge if exchanging from a money market
                  fund. Be sure to complete the appropriate section of the
                  account application for this feature.
 -----------------------------------------------------------------------------
 By dividend      You may automatically invest dividends distributed by
 diversification  another fund into the same class of shares of the Fund
                  (and, in some cases, certain other classes) at no
                  additional sales charge. There may be an additional charge if exchanging from a money market fund. To invest your
                  dividends in the Fund, call 1-800-345-6611.


SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information.


        ----------------------------------------------------------------

          CHOOSING A SHARE CLASS
          The Fund offers three classes of shares in this prospectus -- Class A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

          The Fund also offers three additional classes of shares -- Class T, G and Z shares exclusively to certain institutional and other investors through separate
          prospectuses.
        ----------------------------------------------------------------

Class A shares Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

 Class A Sales Charges

                                                             % of offering
                                       As a % of                 price
                                       the public   As a %    retained by
                                        offering   of your     financial
     Amount purchased                    price    investment    advisor
     Less than $ 50,000                   5.75       6.10        5.00
     ---------------------------------------------------------------------
     $ 50,000 to less than $ 100,000      4.50       4.71        3.75
     ---------------------------------------------------------------------
     $ 100,000 to less than $250,000      3.50       3.63        2.75
     ---------------------------------------------------------------------
     $ 250,000 to less than $500,000      2.50       2.56        2.00
     ---------------------------------------------------------------------
     $ 500,000 to less than $1,000,000    2.00       2.04        1.75
     ---------------------------------------------------------------------
     $1,000,000 or more                   0.00       0.00        0.00

                                                                             ---

Your Account



Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

 Purchases Over $1 Million

                Amount purchased                    Commission %
                Less than $3 million                    1.00
                ------------------------------------------------
                $3 million to less than $5 million      0.80
                ------------------------------------------------
                $5 million to less than $25 million     0.50
                ------------------------------------------------
                $25 million or more                     0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

       ------------------------------------------------------------------

         UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES
         Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your
         shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the
         time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell
         shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the
         longest.
       ------------------------------------------------------------------


Reduced Sales Charges for Larger Investments



  A. What are the principal ways to obtain a breakpoint discount?



There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.



Rights of Accumulation The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.



Statement of Intent You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint


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Your Account



discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information. Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date the Statement of Intent is received by the Fund.



  B. What accounts are eligible for breakpoint discounts?



The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:



   .  Individual accounts



   .  Joint accounts



   .  Certain IRA accounts



   .  Certain trusts



   .  UTMA/UGMA accounts



For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.



  C. How do I obtain a breakpoint discount?



The steps necessary to obtain a breakpoint discount depends on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.



  D. How can I obtain more information about breakpoint discounts?



Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.


                                                                             ---

Your Account






Class B shares Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.


Purchases of less than $250,000

 Class B Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                     Through first year             5.00
                 ---------------------------------------------
                     Through second year            4.00
                 ---------------------------------------------
                     Through third year             3.00
                 ---------------------------------------------
                     Through fourth year            3.00
                 ---------------------------------------------
                     Through fifth year             2.00
                 ---------------------------------------------
                     Through sixth year             1.00
                 ---------------------------------------------
                     Longer than six years          0.00


Commission to financial advisors is 4.00%.


Automatic conversion to Class A shares occurs eight years after purchase.




You can pay a lower CDSC and reduce the period during which a CDSC would apply when making purchases of Class B shares through a financial advisor that participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation (as described above) apply, so that if the combined value of the eligible Fund accounts in all classes maintained by you and each member of your immediate family (as defined above), together with the value of your current purchase, is at or above a discount level, your current purchase will be subject to a lower CDSC and the applicable reduced holding period, provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. This Class B share discount program for larger purchases (as further described in the charts below) is not applicable to Class B shares received by former Galaxy Fund Prime B shareholders in connection with the reorganization of the former Galaxy Fund.


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Your Account



Purchases of $250,000 to less than $500,000:

 Class B Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                    Through first year              3.00
                 ---------------------------------------------
                    Through second year             2.00
                 ---------------------------------------------
                    Through third year              1.00
                 ---------------------------------------------
                    Longer than three years         0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

Purchases of $500,000 to less than $1 million:

 Class B Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                      Through first year            3.00
                 ---------------------------------------------
                      Through second year           2.00
                 ---------------------------------------------
                      Through third year            1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor that does not participate in the program to one that does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a non-participating fund or financial advisor that does not participate in the program, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

Please see the Statement of Additional Information for the CDSCs and conversion schedule applicable to Class B shares received by Galaxy Fund Prime B shareholders in connection with the reorganization of the Galaxy Fund into the Fund.

Class C shares Your purchases of Class C shares are made at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.

                                                                             ---

Your Account



 Class C Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                     Through first year             1.00
                 ---------------------------------------------
                     Longer than one year           0.00

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

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Your Account



 Outlined below are the various options for selling shares:


 Method            Instructions
 Through your      You may call your financial advisor to place your sell
 financial advisor order. To receive the current trading day's price, your financial advisor must receive your request prior to the
                   close of regular trading on the NYSE, usually 4:00 p.m.
                   Eastern time. Your financial advisor may charge you fees
                   for executing a redemption for you.
 ------------------------------------------------------------------------------
 By exchange       You or your financial advisor may sell shares of the Fund
                   by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund
                   distributed by Columbia Funds Distributor, Inc. at no
                   additional cost. To exchange by telephone, call
                   1-800-422-3737.
 ------------------------------------------------------------------------------
 By telephone      You or your financial advisor may sell shares of the Fund
                   by telephone and request that a check be sent to your
                   address of record by calling 1-800-422-3737, unless you
                   have notified the Fund of an address change within the
                   previous 30 days. The dollar limit for telephone sales is $
                   100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.
 ------------------------------------------------------------------------------
 By mail           You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                   address below. In your letter of instruction, note the
                   Fund's name, share class, account number, and the dollar
                   value or number of shares you wish to sell. All account
                   owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock
                   exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program for amounts over
                   $100,000 or for alternate payee or mailing instructions.
                   Additional documentation is required for sales by
                   corporations, agents, fiduciaries, surviving joint owners
                   and individual retirement account owners. For details, call
                   1-800-345-6611.
                   Mail your letter of instruction to Columbia Funds Services,
                   Inc., P.O. Box 8081, Boston, MA 02266-8081.
 ------------------------------------------------------------------------------
 By wire           You may sell shares of the Fund and request that the
                   proceeds be wired to your bank. You must set up this
                   feature prior to your request. Be sure to complete the
                   appropriate section of the account application for this
                   feature.
 ------------------------------------------------------------------------------
 By systematic     You may automatically sell a specified dollar amount or
 withdrawal plan   percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                   available if you hold your shares in certificate form. All dividend and capital gains distributions must be
                   reinvested. Be sure to complete the appropriate section of the account application for this feature.
 ------------------------------------------------------------------------------
 By electronic     You may sell shares of the Fund and request that the
 funds transfer    proceeds be electronically transferred to your bank.
                   Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                   request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------



The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.



The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.



The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain funds impose a redemption fee on the proceeds of fund shares that are redeemed or exchanged within 60 days of their purchase.


                                                                             ---

Your Account




For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.



Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.



The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.



The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.


DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

Rule 12b-1 Plan The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The Fund's Board of Trustees currently limits total payments under the Rule 12b-1 plan for Class A shares to 0.25% annually. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account--Sales Charges" for the conversion schedule applicable to Class B shares.



Additional Intermediary Compensation In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in


---

Your Account



the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.



Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.



In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.



In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

                                                                             ---

Your Account




Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.


Share Certificates Share certificates are not available for any class of shares offered by the Fund.

Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

 Types of Distributions

   Dividends      Represents interest and dividends earned from securities
                  held by the Fund, net of expenses incurred by the Fund.
  ----------------------------------------------------------------------------
   Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

       ------------------------------------------------------------------

         UNDERSTANDING FUND DISTRIBUTIONS
         The Fund may earn income from the securities it holds. The
         Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
       ------------------------------------------------------------------


Distribution Options The Fund distributes any dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

 Distribution Options

    Reinvest all distributions in additional shares of your current fund
  ---------------------------------------------------------------------------
    Reinvest all distributions in shares of another fund
  ---------------------------------------------------------------------------
    Receive dividends in cash (see options below) and reinvest capital gains
  ---------------------------------------------------------------------------
    Receive all distributions in cash (with one of the following options):
  .  send the check to your address of record
  .  send the check to a third party address
  .  transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.



Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.



In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of


---

Your Account


ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

                                                                             ---

Managing the Fund
-------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.





For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to % of average daily net assets of the Fund.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Sean P. Wilson is a co-manager for the Fund and has co-managed the Fund since October, 2003. Mr. Wilson has been associated with Columbia Management or its predecessors since June, 2003. Prior to joining Columbia Management in June, 2003, Mr. Wilson was managing director, director of equity research and senior portfolio manager at Rockefeller & Company.



Michael R. Pelosi is a co-manager for the Fund and has co-managed the Fund since October, 2003. Mr. Pelosi has been associated with Columbia Management or its predecessors since 1986.




---

Financial Highlights
-------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's fiscal years since inception, which run from October 1 to September 30, unless otherwise indicated. Information for Class A shares and Class B shares prior to December 9, 2002, the date of reorganization, is for Prime A shares and Prime B shares, respectively, of the Galaxy Growth & Income Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for
the year ended September 30, 2004, have been audited by [          ],
an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the period ended September 30, 2003 and the years ended October 31, 2002, 2001 and 2000, has been derived from the Fund's financial statements which have been audited by another independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.


 The Fund


                                           Year ended    Period ended
                                          September 30,  September 30,                Year ended October 31,
                                              2004         2003            2002         2001        2000        1999
                                             Class A       Class A        Class A      Class A     Class A     Class A
                                          ------------- --------------  -------      -------      -------     --------







                                                                             ---

Financial Highlights



 The Fund


                                                 Year ended    Period ended
                                                September 30,  September 30,                 Year ended October 31,
                                                    2004          2003           2002         2001        2000        1999
                                                   Class B       Class B        Class B      Class B     Class B     Class B
                                                   -------       -------      -------      -------      -------     --------







---

Financial Highlights



 The Fund


                                                      Year ended    Period ended
                                                     September 30,  September 30,
                                                         2004          2003
                                                        Class C       Class C
                                                     ------------- --------------





                                                                             ---

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.



You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:


Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:


Columbia Funds Trust XI:811-4978



..  Columbia Large Cap Core Fund


--------------------------------------------------------------------------------


[LOGO] ColumbiaFunds

       A Member of Columbia Management Group

       (C)2004 Columbia Funds Distributor, Inc.
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.columbiafunds.com

Columbia Large Cap Core Fund            Prospectus, February 1, 2005
-------------------------------------------------------------------------------


Class T and G Shares

Advised by Columbia Management Advisors, Inc.

--------------------------------------------------------------------------------
TABLE OF CONTENTS



THE FUND                                  2
--------------------------------------------
Investment Goal.........................  2
Principal Investment Strategies.........  2
Principal Investment Risks..............  2
Performance History.....................  3
Your Expenses...........................  5

YOUR ACCOUNT                              7
--------------------------------------------
How to Buy Shares.......................  7
Sales Charges...........................  8
How to Exchange Shares.................. 11
How to Sell Shares...................... 11
Fund Policy on Trading of Fund Shares... 12
Distribution and Service Fees........... 13
Other Information About Your Account.... 14



MANAGING THE FUND                        17
--------------------------------------------
Investment Advisor...................... 17
Portfolio Managers...................... 17

FINANCIAL HIGHLIGHTS                     18
--------------------------------------------

Class T and G shares are sold only to investors who received (and who have continuously held) Class T or G shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[LOGO] Not FDIC  May Lose Value
       Insured   No Bank Guarantee

The Fund
-------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks to provide a relatively high total return through long-term capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, primarily common stocks, of U.S. companies with large market capitalizations (generally over $2 billion) that the Fund's investment advisor believes offer attractive return potential from stock price appreciation and dividends. The advisor focuses on stocks which are believed to be attractively priced relative to expectations for the future performance of the issuing company.

        ----------------------------------------------------------------
          A company's market capitalization is the price of a share
          of its stock, multiplied by the number of shares held by
          investors.
        ----------------------------------------------------------------

The Fund will sell a portfolio security when, as a result of changes in the economy, the advisor believes that holding the security is no longer consistent with the Fund's investment goal. A security may also be sold as a result of an actual or expected deterioration in the performance of the security or in the financial condition of the issuer of the security.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate

---

The Fund


drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class T shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class T and G shares, including sales charges, compare with those of a broad measure of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.



       ------------------------------------------------------------------

         UNDERSTANDING PERFORMANCE
         Calendar Year Total Returns show the Fund's Class T share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

         Average Annual Total Returns are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. They include the effect of Fund expenses. The table shows the returns of each share class and includes the sales charges.

         The Fund's returns are compared to the Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index that tracks the performance of 500 widely held large-capitalization U.S.
         stocks. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
       ------------------------------------------------------------------


                                                                             ---

The Fund



 Calendar Year Total Returns (Class T)/(1)/


                                    [CHART]




29.34%  19.85%  29.19%  15.71%  6.86%   3.65%   -5.95%  -25.11%  22.18%
----    ----    ----    ----   ----     ----    ----    ----    ------  ------
1995    1996    1997    1998   1999     2000    2001    2002     2003    2004

                                      For the periods shown in bar chart:
                                      Best quarter:
                                      Worst quarter:

(1) The calendar year total returns shown for Class T shares include the returns of Retail A Shares of the Galaxy Growth & Income Fund (the Galaxy
    Fund), the predecessor to the Fund, for periods prior to December 9, 2002, the date on which Class T shares were initially offered by the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 Average Annual Total Returns -- for periods ended December 31, 2004



                                                               1 Year  5 Years     10 Years
Class T (%)
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and Sale of Fund Shares
---------------------------------------------------------------------------------------------
Class G (%)
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and Sale of Fund Shares
---------------------------------------------------------------------------------------------
S&P 500 Index (%)


(1) The average annual total returns shown include the returns of Retail A Shares (for Class T shares) and Retail B Shares (for Class G shares) of the Galaxy Fund for periods prior to December 9, 2002, the date on which Class T and Class G shares were initially offered by the Fund. The returns shown for Class G shares also include the returns of Retail A Shares for periods prior to the inception of Retail B Shares of the Galaxy Fund (March 4, 1996). Retail A Shares were initially offered on February 12, 1993. Class G shares generally would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class G shares exceed expenses paid by Retail A Shares.


---

The Fund



YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


       ------------------------------------------------------------------

         UNDERSTANDING EXPENSES
         Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

         Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees, shareholder service fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

         Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.
         Except as noted, the table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the
         following hypothetical conditions:
         .  $10,000 initial investment
         .  5% total return for each year
         .  Fund operating expenses remain the same
         .  Reinvestment of all dividends and distributions
         .  Class G shares convert to Class T shares after eight years
       ------------------------------------------------------------------



 Shareholder Fees/(1) /(paid directly from your investment)



                                                              Class T    Class G
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                        5.75        0.00
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
 redemption price)                                             1.00/(2)/   5.00
--------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)             /(3)/     /(3)/


(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) This charge applies only to certain Class T shares bought without an initial sales charge that are sold within 18 months of purchase.


(3) There is a $7.50 charge for wiring sale proceeds to your bank.


                                                                             ---

The Fund



 Annual Fund Operating Expenses (deducted directly from Fund assets)


                                                   Class T    Class G
        Management fees/(1)/ (%)
        ---------------------------------------------------------------
        Distribution and service (12b-1) fees (%)
        ---------------------------------------------------------------
        Other expenses/(2)/ (%)
        ---------------------------------------------------------------
        Total annual fund operating expenses (%)
        ---------------------------------------------------------------


(1)  The Fund pays a management fee of  % and an administration fee of  %.


(2) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.


(3) The Fund may pay distribution and service (12b-1) fees up to a maximum of % of the Fund's average daily net assets attributable to Class G shares (comprised of up to % for distribution services, up to % for shareholder liaison services and up to % for administrative support services), but will limit such fees to an aggregate fee of not more than % during the current fiscal year.


(4) The Fund may pay shareholder service fees (which are included in other expenses) up to a maximum of % of such Fund's daily net assets attributable to Class T shares (comprised of up to % for shareholder liaison services and up to % for administrative services), but will limit such fees to an aggregate fee of not more than % during the current fiscal year.




 Example Expenses (your actual costs may be higher or lower)


       Class                             1 Year 3 Years 5 Years 10 Years
       Class T
       -----------------------------------------------------------------
       Class G: did not sell your shares
                sold all your shares at
                the end of the period


---

Your Account
-------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.


    -----------------------------------------------------------------------

      INVESTMENT MINIMUMS
      Initial Minimums:
      Initial Investment.......................................... $1,000
      Automatic Investment Plan...................................    $50
      Retirement Plan.............................................    $25
      The Fund reserves the right to change these investment minimums.
      The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
      Class T & G shares are sold only to investors who received (and who have continuously held) Class T or G shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).
    -----------------------------------------------------------------------


 Outlined below are the various options for buying shares:

Method             Instructions
Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                   your request prior to the close of regular trading on the
                   New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                   time. Your financial advisor may charge you fees for
                   executing the purchase for you.
-------------------------------------------------------------------------------
By check           For existing accounts fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and
                   account number with a check made payable to the Fund and
                   mail to Columbia Funds Services, Inc., P.O. Box 8081,
                   Boston, MA 02266-8081.
-------------------------------------------------------------------------------
By exchange        You or your financial advisor may acquire shares of the
                   Fund for your account by exchanging Class T or Class G
                   shares you own in a different fund distributed by Columbia
                   Funds Distributor, Inc. for shares of the same class of the
                   Fund at no additional cost. There may be an additional
                   charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737. Please see "How to
                   Exchange Shares" for more information.
-------------------------------------------------------------------------------
By wire            You may purchase shares of the Fund by wiring money from
                   your bank account to your Fund account. To wire funds to
                   your Fund account, call 1-800-422-3737 for wiring
                   instructions.
-------------------------------------------------------------------------------
By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds
                   transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                   prior to your telephone request. Be sure to complete the
                   appropriate section of the application.
-------------------------------------------------------------------------------
Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                   transfer. Be sure to complete the appropriate section of
                   the application for this feature.
-------------------------------------------------------------------------------
Automated dollar   You may purchase shares of the Fund for your account by
cost averaging     exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   You must have a current balance of at least $5,000 in the
                   fund the money is coming from. Exchanges will continue so
                   long as your fund balance is sufficient to complete the
                   transfers. You may terminate your program or change the
                   amount of the exchange (subject to the $100 minimum) by
                   calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
-------------------------------------------------------------------------------
By dividend        You may automatically invest dividends distributed by
diversification    another fund into the same class of shares of the Fund at
                   no additional sales charge. To invest your dividends in the
                   Fund, call 1-800-345-6611.

                                                                             ---

Your Account



SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information.


Class T shares Your purchases of Class T shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class T shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

 Class T Sales Charges

                                                             % of offering
                                       As a % of                 price
                                       the public   As a %    retained by
                                        offering   of your     financial
      Amount purchased                   price    investment    advisor
      Less than $50,000                   5.75       6.10        5.00
      --------------------------------------------------------------------
      $50,000 to less than $100,000       4.50       4.71        3.75
      --------------------------------------------------------------------
      $100,000 to less than $250,000      3.50       3.63        2.75
      --------------------------------------------------------------------
      $250,000 to less than $500,000      2.50       2.56        2.00
      --------------------------------------------------------------------
      $500,000 to less than $1,000,000    2.00       2.04        1.75
      --------------------------------------------------------------------
      $1,000,000 or more                  0.00       0.00        0.00

Class T shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class T share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

For Class T share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

 Purchases Over $1 Million

                Amount purchased                    Commission %
                Less than $3 million                    1.00
                ------------------------------------------------
                $3 million to less than $5 million      0.80
                ------------------------------------------------
                $5 million to less than $25 million     0.50
                ------------------------------------------------
                $25 million or more                     0.25

---

Your Account



The commission to financial advisors for Class T share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

       ------------------------------------------------------------------

         UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES
         Certain investments in Class T and G shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the
         time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the
         longest.
       ------------------------------------------------------------------


Reduced Sales Charges for Larger Investments



  A. What are the principal ways to obtain a breakpoint discount?



There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class T shares of the Fund and other funds in the Columbia family of funds.



Rights of Accumulation The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.



Statement of Intent You also may pay a lower sales charge when purchasing Class T shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information. Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date the Statement of Intent is received by the Fund.



  B. What accounts are eligible for breakpoint discounts?



The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:



..  Individual accounts



..  Joint accounts



..  Certain IRA accounts



..  Certain trusts



..  UTMA/UGMA accounts



                                                                             ---

Your Account




For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.



  C. How do I obtain a breakpoint discount?



The steps necessary to obtain a breakpoint discount depends on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.



  D. How can I obtain more information about breakpoint discounts?



Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.


Class G shares Your purchases of Class G shares are made at Class G's net asset value. Class G shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class G shares as described in the chart below.

 Class G Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                    Through first year              5.00
                 ---------------------------------------------
                    Through second year             4.00
                 ---------------------------------------------
                    Through third year              4.00
                 ---------------------------------------------
                    Through fourth year             4.00
                 ---------------------------------------------
                    Through fifth year              3.00
                 ---------------------------------------------
                    Through sixth year              2.00
                 ---------------------------------------------
                    Through seventh year            1.00
                 ---------------------------------------------
                    Longer than seven years         0.00

---

Your Account



Commission to financial advisors is 4.00%.

Class G shares will automatically convert to Class T shares eight years after purchase.

Please see the Statement of Additional Information for the CDSCs and conversion schedules applicable to Class G shares received in exchange for Retail B Shares of the Galaxy Fund purchased or acquired prior to January 1, 2001.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your Class T shares for Class A or Class T shares, and may exchange your Class G shares for Class B or Class G shares, of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Class A or Class B shares acquired upon exchange of Class T and Class G shares may not be further exchanged back into Class T or Class G shares unless you continue to hold Class T or Class G shares. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

                                                                             ---

Your Account



 Outlined below are the various options for selling shares:


 Method            Instructions
 Through your      You may call your financial advisor to place your sell
 financial advisor order. To receive the current trading day's price, your financial advisor must receive your request prior to the
                   close of regular trading on the NYSE, usually 4:00 p.m.
                   Eastern time. Your financial advisor may charge you fees
                   for executing a redemption for you.
 ------------------------------------------------------------------------------
 By exchange       You or your financial advisor may sell shares of the Fund
                   by exchanging from the Fund into the same share class (or
                   Class A and Class B shares, for Class T and Class G shares, respectively) of another fund distributed by Columbia Funds
                   Distributor, Inc. at no additional cost. To exchange by
                   telephone, call 1-800-422-3737.
 ------------------------------------------------------------------------------
 By telephone      You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the
                   Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day
                   period. You do not need to set up this feature in advance
                   of your call. Certain restrictions apply to retirement
                   accounts. For details, call 1-800-799-7526.
 ------------------------------------------------------------------------------
 By mail           You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                   address below. In your letter of instruction, note the
                   Fund's name, share class, account number, and the dollar
                   value or number of shares you wish to sell. All account
                   owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock
                   exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program for amounts over
                   $100,000 or for alternate payee or mailing instructions.
                   Additional documentation is required for sales by
                   corporations, agents, fiduciaries, surviving joint owners
                   and individual retirement account owners. For details, call
                   1-800-345-6611.

                   Mail your letter of instruction to Columbia Funds Services,
                   Inc., P.O. Box 8081, Boston, MA 02266-8081.
 ------------------------------------------------------------------------------
 By wire           You may sell shares of the Fund and request that the
                   proceeds be wired to your bank. You must set up this
                   feature prior to your request. Be sure to complete the
                   appropriate section of the account application for this
                   feature.
 ------------------------------------------------------------------------------
 By systematic     You may automatically sell a specified dollar amount or
 withdrawal plan   percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                   available if you hold your shares in certificate form. All dividend and capital gains distributions must be
                   reinvested. Be sure to complete the appropriate section of the account application for this feature.
 ------------------------------------------------------------------------------
 By electronic     You may sell shares of the Fund and request that the
 funds transfer    proceeds be electronically transferred to your bank.
                   Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                   request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.



The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.



The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain funds impose a redemption fee on the proceeds of fund shares that are redeemed or exchanged within 60 days of their purchase.


---

Your Account




For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.



Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.



The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.



The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.



DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

Rule 12b-1 Plan The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class G shares and certain services provided to you by your financial advisor. The annual fees for shareholder liaison services and administrative support may equal up to 0.50% for Class G shares. The annual distribution fee may equal up to 0.65% for Class G shares. The Fund does not intend to pay more than a total of 0.95% for Class G shares in distribution and shareholder service fees during the current fiscal year. The Fund has also adopted a plan that permits it to pay for certain services provided to Class T shareholders by their financial advisors. The annual service fee may equal up to 0.50% for Class T shares. The Fund does not intend to pay more than 0.30% for Class T shares in shareholder service fees during the current fiscal year. The foregoing fees are paid out of the assets of the relevant class. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class G shares automatically convert to Class T shares after a certain number of years, eliminating a portion of these fees upon conversion. Conversion may occur six or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account-Sales Charges" or the Statement of Additional Information for the conversion schedule applicable to Class G shares.


                                                                             ---

Your Account




Additional Intermediary Compensation In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.



Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.



In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.



In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur


---

Your Account



between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value) your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid the penalty.

Share Certificates Share certificates are not available for any class of shares offered by the Fund.

Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

 Types of Distributions

   Dividends      Represents interest and dividends earned from securities
                  held by the Fund, net of expenses incurred by the Fund.
  ----------------------------------------------------------------------------
   Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

       ------------------------------------------------------------------

         UNDERSTANDING FUND DISTRIBUTIONS
         The Fund may earn income from the securities it holds. The
         Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
       ------------------------------------------------------------------


Distribution Options The Fund distributes any dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

 Distribution Options

    Reinvest all distributions in additional shares of your current fund
  ---------------------------------------------------------------------------
    Reinvest all distributions in shares of another fund
  ---------------------------------------------------------------------------
    Receive dividends in cash (see options below) and reinvest capital gains
  ---------------------------------------------------------------------------
    Receive all distributions in cash (with one of the following options):
  .  send the check to your address of record
  .  send the check to a third party address
  .  transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.


                                                                             ---

Your Account




Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.


In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

---

Managing the Fund
-------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.



For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to % of average daily net assets of the Fund.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Sean P. Wilson is a co-manager for the Fund and has co-managed the Fund since October, 2003. Mr. Wilson has been associated with Columbia Management or its predecessors since June, 2003. Prior to joining Columbia Management in June, 2003, Mr. Wilson was managing director, director of equity research and senior portfolio manager at Rockefeller & Company.



Michael R. Pelosi is a co-manager for the Fund and has co-managed the Fund since October, 2003. Mr. Pelosi has been associated with Columbia Management or its predecessors since 1986.





                                                                            ---

Financial Highlights
-------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's fiscal years since inception, which run from October 1 to September 30, unless otherwise indicated. Information for Class A shares and Class B shares prior to December 9, 2002, the date of reorganization, is for Prime A shares and Prime B shares, respectively, of the Galaxy Growth & Income Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which for the
year ended September 30, 2004, have been audited by [                  ],
an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the period ended September 30, 2003 and the years ended October 31, 2002, 2001 and 2000, has been derived from the Fund's financial statements which have been audited by another independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.


 The Fund


                                 Year ended    Period ended
                                September 30,  September 30,                  Year ended October 31,
                                    2004          2003          2002          2001         2000         1999
                                   Class T      Class T        Class T       Class T      Class T      Class T
                                ------------- --------------  -------       -------       -------      -------







---

Financial Highlights


 The Fund


                                                 Year ended    Period ended
                                                September 30,  September 30,               Year ended October 31,
                                                    2004          2003              2002       2001    2000      1999
                                                   Class G       Class G           Class G    Class G Class G   Class G
                                                ------------- --------------     -------      ------- ------- -------







                                                                             ---

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.



You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:


Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:


Columbia Funds Trust XI: 811-4978



..  Columbia Large Cap Core Fund


--------------------------------------------------------------------------------

[LOGO] ColumbiaFunds

       A Member of Columbia Management Group

       (C)2005 Columbia Funds Distributor, Inc.
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.columbiafunds.com

Columbia Large Cap Core Fund            Prospectus, February 1, 2005
-------------------------------------------------------------------------------


Class Z Shares

Advised by Columbia Management Advisors Inc.

--------------------------------------------------------------------------------
TABLE OF CONTENTS



THE FUND                                  2
--------------------------------------------
Investment Goal.........................  2
Principal Investment Strategies.........  2
Principal Investment Risks..............  2
Performance History.....................  3
Your Expenses...........................  5

YOUR ACCOUNT                              6
--------------------------------------------
How to Buy Shares.......................  6
Eligible Investors......................  7
Sales Charges...........................  8
How to Exchange Shares..................  8
How to Sell Shares......................  8
Fund Policy on Trading of Fund Shares...  9
Intermediary Compensation............... 10
Other Information About Your Account.... 11


MANAGING THE FUND    14
------------------------
Investment Advisor.. 14
Portfolio Managers.. 14

FINANCIAL HIGHLIGHTS 15
------------------------

Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[LOGO] Not FDIC  May Lose Value
       Insured   No Bank Guarantee

The Fund
-------------------------------------------------------------------------------


INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks to provide a relatively high total return through long-term capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, primarily common stocks, of U.S. companies with large market capitalizations (generally over $2 billion) that the Fund's investment advisor believes offer attractive return potential from stock price appreciation and dividends. The advisor focuses on stocks which are believed to be attractively priced relative to expectations for the future performance of the issuing company.

       ------------------------------------------------------------------

         A company's market capitalization is the price of a share
         of its stock, multiplied by the number of shares held by
         investors.
       ------------------------------------------------------------------

The Fund will sell a portfolio security when, as a result of changes in the economy, the advisor believes that holding the security is no longer consistent with the Fund's investment goal. A security may also be sold as a result of an actual or expected deterioration in the performance of the security or in the financial condition of the issuer of the security.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset

---

The Fund


classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of a broad measure of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

       ------------------------------------------------------------------

         UNDERSTANDING PERFORMANCE
         Calendar Year Total Returns show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

         Average Annual Total Returns are a measure of the Fund's
         Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.

         The Fund's returns are compared to the Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index that tracks the performance of 500 widely held large-capitalization U.S.
         stocks. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
       ------------------------------------------------------------------

                                                                             ---

The Fund



 Calendar Year Total Returns (Class Z)/(1)/

                                    [CHART]



29.67%  20.20%  29.66%  15.96%  7.09%  3.95%  -5.56%  -24.86%  22.83%
------  ------  ------  ------  -----  -----  ------  -------  ------   -------
1995    1996    1997    1998   1999   2000    2001    2002     2003     2004

                                      For the periods shown in bar chart:
                                      Best quarter:
                                      Worst quarter:

(1) The calendar year total returns shown include returns of Trust Shares of the Galaxy Growth & Income Fund (the Galaxy Fund), the predecessor to the Fund, for periods prior to December 9, 2002, the date on which Class Z shares were initially offered by the Fund, and returns of Trust Shares of a separate portfolio of the Shawmut Funds (the "Shawmut Funds"), the predecessor to the Galaxy Fund, for periods prior to December 4, 1995.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 Average Annual Total Returns -- for periods ended December 31, 2004



                                                               1 Year  5 Years     10 Years
Class Z (%)
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and Sale of Fund Shares
---------------------------------------------------------------------------------------------
S&P 500 Index (%)


(1) The average annual total returns shown include returns of Trust Shares of the Galaxy Fund for periods prior to December 9, 2002, the date on which Class Z shares were initially offered by the Fund, and returns of Trust Shares of the Shawmut Fund (whose shares were initially offered on December 14, 1992), for periods prior to December 14, 1995.


---

The Fund



YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


       ------------------------------------------------------------------

         UNDERSTANDING EXPENSES
         Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

         Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:
         .  $10,000 initial investment
         .  5% total return for each year
         .  Fund operating expenses remain the same
         .  Reinvestment of all dividends and distributions
       ------------------------------------------------------------------



 Shareholder Fees/(1) /(paid directly from your investment)



  Maximum sales charge (load) on purchases (%)
  (as a percentage of the offering price)                                0.00
  ---------------------------------------------------------------------------
  Maximum deferred sales charge (load) on redemptions (%)
  (as a percentage of the lesser of purchase price or redemption price)  0.00
  ---------------------------------------------------------------------------
  Redemption fee (%)
  (as a percentage of amount redeemed, if applicable)                   /(2)/


(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) There is a $7.50 charge for wiring sale proceeds to your bank.


 Annual Fund Operating Expenses (deducted directly from Fund assets)


       Management fees/(1)/ (%)
       -----------------------------------------------------------------
       Distribution and service (12b-1) fees (%)
       -----------------------------------------------------------------
       Other expenses/(2)/ (%)
       -----------------------------------------------------------------
       Total annual fund operating expenses (%)


(1) The Fund pays a management fee of  % and an administration fee of  %.


(2) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.


 Example Expenses (your actual costs may be higher or lower)


                        1 Year 3 Years 5 Years 10 Years



                                                                             ---

Your Account
-------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------
When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with Columbia Funds Services, Inc., or your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

 Outlined below are the various options for buying shares:

Method             Instructions
Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                   your request prior to the close of regular trading on the
                   New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                   time. Your financial advisor may charge you fees for
                   executing the purchase for you.
-------------------------------------------------------------------------------
By check           For new accounts, send a completed application and check
(new account)      made payable to the Fund to Columbia Funds Services, Inc.,
                   P.O. Box 8081, Boston, MA 02266-8081.
-------------------------------------------------------------------------------
By check           For existing accounts, fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and
                   account number with a check made payable to the Fund and
                   mailed to Columbia Funds Services, Inc., P.O. Box 8081,
                   Boston, MA 02266-8081.
-------------------------------------------------------------------------------
By exchange        You or your financial advisor may acquire shares of the
                   Fund for your account by exchanging shares you own in a
                   different fund distributed by Columbia Funds Distributor,
                   Inc. for shares of the same class of the Fund at no
                   additional cost. To exchange by telephone, call
                   1-800-422-3737. Please see "How to Exchange Shares" for
                   more information.
-------------------------------------------------------------------------------
By wire            You may purchase shares of the Fund by wiring money from
                   your bank account to your Fund account. To wire funds to
                   your Fund account, call 1-800-422-3737 for wiring
                   instructions.
-------------------------------------------------------------------------------
By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds
                   transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                   prior to your telephone request. Be sure to complete the
                   appropriate section of the application.
-------------------------------------------------------------------------------
Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account You may select a pre-authorized amount to be sent via electronic funds
                   transfer. Be sure to complete the appropriate section of
                   the application for this feature.
-------------------------------------------------------------------------------
Automated dollar   You may purchase shares of the Fund for your account by
cost averaging     exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   Exchanges will continue so long as your fund balance is
                   sufficient to complete the transfers. You may terminate
                   your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
-------------------------------------------------------------------------------
By dividend        You may automatically invest dividends distributed by
diversification    another fund into the same class of shares of the Fund at
                   no additional sales charge. To invest your dividends in the
                   Fund, call 1-800-345-6611.

---

Your Account



ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

   . Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Funds Distributor, Inc. (i) who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iii) who purchased certain no-load shares of funds merged with funds distributed by Columbia Funds Distributor, Inc.;

   . Any trustee or director (or family member of a trustee or director) of any fund distributed by Columbia Funds Distributor, Inc.; and

   . Any employee (or family member of an employee) of the former FleetBoston Financial Corporation or its subsidiaries.

$100,000 minimum initial investment

   . Clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee; and

   . Any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

No minimum initial investment

   . Any client of Fleet National Bank or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet National Bank or the subsidiary);

   . A retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from Columbia Funds Distributor, Inc. or through a third-party broker-dealer;

   . Investors purchasing through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and

   . Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $50 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

                                                                             ---

Your Account



SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

        ----------------------------------------------------------------

          CHOOSING A SHARE CLASS
          The Fund offers one class of shares in this prospectus --
          Class Z.

          The Fund also offers five additional classes of shares -- Class A, B, C, T and G shares are available through separate prospectuses. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are
          investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other
          classes.
        ----------------------------------------------------------------

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

---

Your Account



 Outlined below are the various options for selling shares:

 Method            Instructions
 Through your      You may call your financial advisor to place your sell
 financial advisor order. To receive the current trading day's price, your financial advisor must receive your request prior to the
                   close of regular trading on the NYSE, usually 4:00 p.m.
                   Eastern time. Your financial advisor may charge you fees
                   for executing a redemption for you.
 ------------------------------------------------------------------------------
 By exchange       You or your financial advisor may sell shares of the Fund
                   by exchanging from the Fund into Class Z shares or Class A shares (only if Class Z is not offered) of another fund
                   distributed by Columbia Funds Distributor, Inc. at no
                   additional cost. To exchange by telephone, call
                   1-800-422-3737.
 ------------------------------------------------------------------------------
 By telephone      You or your financial advisor may sell shares of the Fund
                   by telephone and request that a check be sent to your
                   address of record by calling 1-800-422-3737, unless you
                   have notified the Fund of an address change within the
                   previous 30 days. The dollar limit for telephone sales is
                   $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-422-3737.
 ------------------------------------------------------------------------------
 By mail           You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign
                   the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another
                   eligible guarantor that participates in the Medallion
                   Signature Guarantee Program for amounts over $100,000 or
                   for alternate payee or mailing instructions. Additional
                   documentation is required for sales by corporations,
                   agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.
                   Mail your letter of instruction to Columbia Funds Services,
                   Inc., P.O. Box 8081, Boston, MA 02266-8081.
 ------------------------------------------------------------------------------
 By wire           You may sell shares of the Fund and request that the
                   proceeds be wired to your bank. You must set up this
                   feature prior to your request. Be sure to complete the
                   appropriate section of the account application for this
                   feature.
 ------------------------------------------------------------------------------
 By systematic     You may automatically sell a specified dollar amount or
 withdrawal plan   percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. All dividend and
                   capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
 ------------------------------------------------------------------------------
 By electronic     You may sell shares of the Fund and request that the
 funds transfer    proceeds be electronically transferred to your bank.
                   Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                   request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.



The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

                                                                             ---

Your Account



The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain funds impose a redemption fee on the proceeds of fund shares that are redeemed or exchanged within 60 days of their purchase.



For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.



Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.



The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.



The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.


INTERMEDIARY COMPENSATION
--------------------------------------------------------------------------------

The distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.



Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.



In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial

---

Your Account


institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.



In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How the Fund's Share Price is Determined The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a fair value, that value may be different from the last quoted market price for the security.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

Share Certificates Share certificates are not available for any class of shares offered by the Fund.

                                                                             ---

Your Account



Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

 Types of Distributions

   Dividends      Represents interest and dividends earned from securities
                  held by the Fund, net of expenses incurred by the Fund.
  ----------------------------------------------------------------------------
   Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

       ------------------------------------------------------------------

         UNDERSTANDING FUND DISTRIBUTIONS
         The Fund may earn income from the securities it holds. The
         Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
       ------------------------------------------------------------------

Distribution Options The Fund distributes any dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

 Distribution Options

    Reinvest all distributions in additional shares of your current fund
  ---------------------------------------------------------------------------
    Reinvest all distributions in shares of another fund
  ---------------------------------------------------------------------------
    Receive dividends in cash (see options below) and reinvest capital gains
  ---------------------------------------------------------------------------
    Receive all distributions in cash (with one of the following options):
  .  send the check to your address of record
  .  send the check to a third party address
  .  transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.

---

Your Account



In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

                                                                             ---

Managing the Fund
-------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of Fleet Boston Financial Corporation. Effective April 1, 2004, Fleet Boston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.





For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to % of average daily net assets of the Fund.


PORTFOLIO MANAGER
--------------------------------------------------------------------------------

Sean P. Wilson is a co-manager for the Fund and has co-managed the Fund since October, 2003. Mr. Wilson has been associated with Columbia Management or its predecessors since June, 2003. Prior to joining Columbia Management in June, 2003, Mr. Wilson was managing director, director of equity research and senior portfolio manager at Rockefeller & Company.



Michael R. Pelosi is a co-manager for the Fund and has co-managed the Fund since October, 2003. Mr. Pelosi has been associated with Columbia Management or its predecessors since 1986.




---

Financial Highlights
-------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the last five fiscal years, which run from October 1 to September 30, unless otherwise indicated. Information for Class Z shares prior to December 9, 2002, the date of reorganization, is for the former Trust shares of the Galaxy Growth & Income Fund. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for the year ended September 30, 2004 have been
audited by [            ], an independent registered public
accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the period ended September 30, 2003 and the years ended October 31, 2002, 2001 and 2000, has been derived from the Fund's financial statements which have been audited by another independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.


 The Fund


                                                Year ended    Period ended
                                               September 30,  September 30,                  Year ended October 31,
                                                   2004           2003           2002         2001         2000         1999
                                                  Class Z       Class Z         Class Z      Class Z      Class Z      Class Z
                                               ------------- --------------  -------       -------      -------      -------





                                                                             ---

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.



You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:


Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:

Columbia Funds Trust XI: 811-4978

..  Columbia Large Cap Core Fund

--------------------------------------------------------------------------------

[LOGO] ColumbiaFunds

       A Member of Columbia Management Group

       (C)2004 Columbia Funds Distributor, Inc.
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.columbiafunds.com

Columbia Large Cap Growth Fund          Prospectus, February 1, 2005
-------------------------------------------------------------------------------


Class A, B and C Shares

Advised by Columbia Management Advisors, Inc.

--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                  2
--------------------------------------------
Investment Goal.........................  2
Principal Investment Strategies.........  2
Principal Investment Risks..............  2
Performance History.....................  4
Your Expenses...........................  6

YOUR ACCOUNT                              8
--------------------------------------------
How to Buy Shares.......................  8
Sales Charges...........................  9
How to Exchange Shares.................. 14
How to Sell Shares...................... 14
Fund Policy on Trading of Fund Shares... 15
Distribution and Service Fees........... 16
Other Information About Your Account.... 17



MANAGING THE FUND                        20
--------------------------------------------
Investment Advisor...................... 20
Portfolio Managers...................... 20

FINANCIAL HIGHLIGHTS                     21
--------------------------------------------


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[LOGO] Not FDIC     May Lose Value
       Insured      No Bank Guarantee

The Fund
-------------------------------------------------------------------------------


INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broadly diversified portfolio of large-capitalization equity securities, primarily common stocks and securities that can be converted into common stocks. The Fund invests mainly in the securities of U.S. issuers, but may invest up to 20% of its total assets in foreign securities.

-------------------------------------------------------------------------------
  Growth stocks generally offer the
  potential for strong revenue and
  earnings, and accompanying capital
  growth, with less dividend income than
  value stocks.
-------------------------------------------------------------------------------

The Fund invests mainly in companies which the Fund's investment advisor believes will have faster earnings growth than the economy in general. The advisor looks for large-capitalization companies (generally over $5 billion) in growing industries, focusing on technological advances, good product development, strong management and other factors which support future growth. The advisor seeks out companies that have a history of strong earnings growth and are projected to continue a similar pattern of growth over the next three to five years.

The Fund may sell a portfolio security if there is an adverse change in the projected earnings growth of the company issuing the security. A security will also be sold when, as a result of changes in the economy or the performance of the security or other circumstances, the advisor believes that holding the security is no longer consistent with the Fund's investment goal.


As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional tax liability.


At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

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The Fund



Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Convertible securities are securities that can be converted into common stock, such as certain debt securities and preferred stock. Convertible securities are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to market risk.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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The Fund



PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges./ /The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of broad measures of market performance for one-year, five-years and ten-years./ /The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.



       ------------------------------------------------------------------

         UNDERSTANDING PERFORMANCE
         Calendar Year Total Returns show the Fund's Class A share performance for each of the last ten complete calendar years./ /They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

         Average Annual Total Returns are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

         The Fund's returns are compared to the Russell 1000 Growth
         Index (Russell Index), an unmanaged index that tracks the performance of those companies in the Russell Index with higher price-to-book ratios and higher forecasted growth
         values. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. The Fund's returns are also compared to the Standard
         & Poor's 500 Index (S&P Index), an unmanaged index that
         tracks the performance of 500 widely held,
         large-capitalization U.S. stocks.
       ------------------------------------------------------------------


 Calendar Year Total Returns (Class A)/(1)/

                                    [CHART]
 1995    1996    1997    1998    1999    2000    2001    2002     2003    2004
------  ------  ------  ------  ------  ------  ------- -------  ------  ------
33.66%  20.46%  30.43%  25.55%  26.02%  -1.44%  -18.80% -26.88%  22.19%




                     For the periods shown in bar chart:
                     Best quarter:     quarter     ,       %
                     Worst quarter:     quarter     ,     %


(1) The calendar year total returns shown for Class A shares include the returns of Prime A Shares of the Galaxy Equity Growth Fund (the Galaxy
    Fund), the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class A shares were initially offered by the Fund. The returns shown for Class A shares also include the returns of Retail A Shares of the Galaxy Fund for periods prior to the date of inception of Prime A Shares (October 31, 1998). Class A shares generally would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class A shares exceed expenses paid by Retail A Shares.


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The Fund


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 Average Annual Total Returns -- for periods ended December 31, 2004



                                                               1 Year 5 Years 10 Years
Class A (%)
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and Sale of Fund Shares
--------------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and Sale of Fund Shares
--------------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and Sale of Fund Shares
--------------------------------------------------------------------------------------
Russell Index (%)
--------------------------------------------------------------------------------------
S&P Index (%)


(1) The average annual total returns shown include the returns of Prime A Shares (for Class A shares) and Prime B Shares (for Class B shares) of the Galaxy Fund for periods prior to November 18, 2002, the date on which Class A and Class B shares were initially offered by the Fund. The returns shown for Class A shares and Class B shares also include the returns of Retail A Shares of the Galaxy Fund (adjusted, as necessary, to reflect the sales charges applicable to Class A shares and Class B shares, respectively) for periods prior to the date of inception of Prime A Shares and Prime B Shares (October 31, 1998). Class A and Class B shares generally would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although returns would have been lower to the extent that expenses for Class A and Class B shares exceed expenses paid by Retail A Shares. The returns shown for Class C shares include the returns of Retail B Shares of the Galaxy Fund (adjusted to reflect the sales charge applicable to Class C shares) for periods prior to November 18, 2002, the date on which Class C shares were initially offered by the Fund. The returns shown for Class C shares include the returns of Prime B Shares of the Galaxy Fund (adjusted to reflect the sales charge applicable to Class C shares) for periods prior to November 18, 2002, the date on which Class C shares were initially offered by the Fund. The returns shown for Class C shares also include the returns of Retail A Shares of the Galaxy Fund (adjusted to reflect the sales charges applicable to Class C shares) for periods prior to the date of inception of Prime B Shares (November 1, 1998). Class C shares generally would have had substantially similar returns because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class C shares exceed expenses paid by Retail A and Prime B Shares.


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The Fund



YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


       ------------------------------------------------------------------

         UNDERSTANDING EXPENSES
         Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

         Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

         Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:
         .  $10,000 initial investment
         .  5% total return for each year
         .  Fund operating expenses remain the same
         .  Reinvestment of all dividends and distributions
         .  Class B shares convert to Class A shares after eight years
       ------------------------------------------------------------------



 Shareholder Fees/(1)/ (paid directly from your investment)



                                                     Class A   Class B Class C
 Maximum sales charge (load) on purchases (%)
 (as a percentage of the offering price)             5.75       0.00    0.00
 -----------------------------------------------------------------------------
 Maximum deferred sales charge (load) on
 redemptions (%)
 (as a percentage of the lesser of purchase price
 or redemption price)                                1.00/(2)/  5.00    1.00
 -----------------------------------------------------------------------------
 Redemption fee (%) (as a percentage of amount
 redeemed, if applicable)                              /(3)/    /(3)/   /(3)/


(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.


(3) There is a $7.50 charge for wiring sale proceeds to your bank.


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The Fund



 Annual Fund Operating Expenses (deducted directly from Fund assets)


                                                 Class A Class B Class C
       Management fee (%)
       -----------------------------------------------------------------
       Distribution and service (12b-1) fees (%)
       -----------------------------------------------------------------
       Other expenses (%)
       -----------------------------------------------------------------
       Total annual fund operating expenses (%)


(1) Management fee and other expenses have been restated to reflect contractual changes to the management fee and transfer agency fees for the Fund effective November 1, 2003.


(2) The Fund pays a management fee of   % and an administration fee of   %.


(3) The Fund may pay distribution and service fees up to a maximum of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but will limit such fees to an aggregate of not more than 0.25% for Class A shares during the current fiscal year.


 Example Expenses (your actual costs may be higher or lower)


       Class                             1 Year 3 Years 5 Years 10 Years
       Class A
       -----------------------------------------------------------------
       Class B: did not sell your shares
                sold all your shares at
                the end of the period
       -----------------------------------------------------------------
       Class C: did not sell your shares
                sold all your shares at
                the end of the period


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Your Account
-------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot
Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.


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      INVESTMENT MINIMUMS
      Initial Minimums:
      Initial Investment.......................................... $1,000
      Automatic Investment Plan...................................    $50
      Retirement Plan.............................................    $25
      The Fund reserves the right to change these investment minimums.
      The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
    -----------------------------------------------------------------------


 Outlined below are the various options for buying shares:


Method             Instructions
Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                   your request prior to the close of regular trading on the
                   New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                   time. Your financial advisor may charge you fees for
                   executing the purchase for you.
-------------------------------------------------------------------------------
By check           For new accounts, send a completed application and check
(new account)      made payable to the Fund to the transfer agent, Columbia
                   Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-------------------------------------------------------------------------------
By check           For existing accounts, fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and
                   account number with a check made payable to the Fund to
                   Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA
                   02266-8081.
-------------------------------------------------------------------------------
By exchange        You or your financial advisor may acquire shares of the
                   Fund for your account by exchanging shares you own in a
                   different fund distributed by Columbia Funds Distributor,
                   Inc. for shares of the same class (and, in some cases,
                   certain other classes) of the Fund at no additional cost.
                   There may be an additional sales charge if exchanging from a money market fund. To exchange by telephone, call
                   1-800-422-3737.
-------------------------------------------------------------------------------
By wire            You may purchase shares of the Fund by wiring money from
                   your bank account to your Fund account. To wire funds to
                   your Fund account, call 1-800-422-3737 for wiring
                   instructions.
-------------------------------------------------------------------------------
By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds
                   transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                   prior to your telephone request. Be sure to complete the
                   appropriate section of the application.
-------------------------------------------------------------------------------
Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                   transfer. Be sure to complete the appropriate section of
                   the application for this feature.
-------------------------------------------------------------------------------
Automated dollar   You may purchase shares of the Fund for your account by
cost averaging     exchanging $ 100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   Exchanges will continue so long as your fund balance is
                   sufficient to complete the transfers. You may terminate
                   your program or change the amount of the exchange (subject to the $ 100 minimum) by calling 1-800-345-6611. There may be an additional sales charge if exchanging from a money
                   market fund. Be sure to complete the appropriate section of the account application for this feature.
-------------------------------------------------------------------------------
By dividend        You may automatically invest dividends distributed by
diversification    another fund into the same class of shares (and, in some
                   cases, certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if
                   exchanging from a money market fund. To invest your
                   dividends in the Fund, call 1-800-345-6611.


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Your Account



SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information.



       ------------------------------------------------------------------

         CHOOSING A SHARE CLASS
         The Fund offers three classes of shares in this prospectus -- Class A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than
         $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.
         The Fund also offers three additional classes of shares --
         Class T, G and Z shares, exclusively to certain institutional and other investors through separate prospectuses.
       ------------------------------------------------------------------


Class A shares Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

 Class A Sales Charges

                                                             % of offering
                                       As a % of                 price
                                       the public   As a %    retained by
                                        offering   of your     financial
     Amount purchased                    price    investment    advisor
     Less than $50,000                    5.75       6.10        5.00
     ---------------------------------------------------------------------
     $50,000 to less than $ 100,000       4.50       4.71        3.75
     ---------------------------------------------------------------------
     $100,000 to less than $ 250,000      3.50       3.63        2.75
     ---------------------------------------------------------------------
     $250,000 to less than $ 500,000      2.50       2.56        2.00
     ---------------------------------------------------------------------
     $500,000 to less than $ 1,000,000    2.00       2.04        1.75
     ---------------------------------------------------------------------
     $1,000,000 or more                   0.00       0.00        0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase.
Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

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Your Account



For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

 Purchases Over $1 Million

                Amount purchased                    Commission %
                Less than $3 million                    1.00
                ------------------------------------------------
                $3 million to less than $5 million      0.80
                ------------------------------------------------
                $5 million to less than $25 million     0.50
                ------------------------------------------------
                $25 million or more                     0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

       ------------------------------------------------------------------

         UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES
         Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your
         shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the
         time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the
         longest.
       ------------------------------------------------------------------


Reduced Sales Charges for Larger Investments.



A. What are the principal ways to obtain a breakpoint discount?



There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.



Rights of Accumulation The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.



Statement of Intent You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.


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Your Account



Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date the Statement of Intent is received by the Fund.



B. What accounts are eligible for breakpoint discounts?



The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:



   .  Individual accounts



   .  Joint accounts



   .  Certain IRA accounts



   .  Certain trusts



   .  UTMA/UGMA accounts



For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value or your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.



C. How do I obtain a breakpoint discount?



The steps necessary to obtain a breakpoint discount depends on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members or your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.



D. How can I obtain more information about breakpoint discounts?



Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.



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Your Account




Class B shares Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.


Purchases of less than $250,000:

 Class B Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                     Through first year             5.00
                 ---------------------------------------------
                     Through second year            4.00
                 ---------------------------------------------
                     Through third year             3.00
                 ---------------------------------------------
                     Through fourth year            3.00
                 ---------------------------------------------
                     Through fifth year             2.00
                 ---------------------------------------------
                     Through sixth year             1.00
                 ---------------------------------------------
                     Longer than six years          0.00


Commission to financial advisors is 4.00%.


Automatic conversion to Class A shares occurs eight years after purchase.


You can pay a lower CDSC and reduce the period during which a CDSC would apply when making purchases of Class B shares through a financial advisor that participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation (as described above) apply, so that if the combined value of the eligible Fund accounts in all classes maintained by you and each member of your immediate family (as defined above), together with the value of your current purchase, is at or above a discount level, your current purchase will be subject to a lower CDSC and the applicable reduced holding period, provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. This Class B share discount program for larger purchases (as further described in the charts below) is not applicable to Class B shares received by former Galaxy Fund Prime B shareholders in connection with the reorganization of the former Galaxy Fund.


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Your Account



Purchases of $250,000 to less than $500,000:

 Class B Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                    Through first year              3.00
                 ---------------------------------------------
                    Through second year             2.00
                 ---------------------------------------------
                    Through third year              1.00
                 ---------------------------------------------
                    Longer than three years         0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

Purchases of $500,000 to less than $1 million:

 Class B Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                      Through first year            3.00
                 ---------------------------------------------
                      Through second year           2.00
                 ---------------------------------------------
                      Through third year            1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor that does not participate in the program to one that does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a non-participating fund or to a financial advisor that does not participate in the program, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

Class C shares Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.

 Class C Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                     Through first year             1.00
                 ---------------------------------------------
                     Longer than one year           0.00

                                                                             ---

Your Account



HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

---

Your Account



 Outlined below are the various options for selling shares:


 Method            Instructions
 Through your      You may call your financial advisor to place your sell
 financial advisor order. To receive the current trading day's price, your financial advisor must receive your request prior to the
                   close of regular trading on the NYSE, usually 4:00 p.m.
                   Eastern time. Your financial advisor may charge you fees
                   for executing a redemption for you.
 ------------------------------------------------------------------------------
 By exchange       You or your financial advisor may sell shares of the Fund
                   by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund
                   distributed by Columbia Funds Distributor, Inc. at no
                   additional cost. To exchange by telephone, call
                   1-800-422-3737.
 ------------------------------------------------------------------------------
 By telephone      You or your financial advisor may sell shares of the Fund
                   by telephone and request that a check be sent to your
                   address of record by calling 1-800-422-3737, unless you
                   have notified the Fund of an address change within the
                   previous 30 days. The dollar limit for telephone sales is
                   $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.
 ------------------------------------------------------------------------------
 By mail           You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                   address below. In your letter of instruction, note the
                   Fund's name, share class, account number, and the dollar
                   value or number of shares you wish to sell. All account
                   owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock
                   exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program for amounts over
                   $100,000 or for alternate payee or mailing instructions.
                   Additional documentation is required for sales by
                   corporations, agents, fiduciaries, surviving joint owners
                   and individual retirement account owners. For details, call
                   1-800-345-6611.

                   Mail your letter of instruction to Columbia Funds Services,
                   Inc., P.O. Box 8081, Boston, MA 02266-8081.
 ------------------------------------------------------------------------------
 By wire           You may sell shares of the Fund and request that the
                   proceeds be wired to your bank. You must set up this
                   feature prior to your request. Be sure to complete the
                   appropriate section of the account application for this
                   feature.
 ------------------------------------------------------------------------------
 By systematic     You may automatically sell a specified dollar amount or
 withdrawal plan   percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                   available if you hold your shares in certificate form. All dividend and capital gains distributions must be
                   reinvested. Be sure to complete the appropriate section of the account application for this feature.
 ------------------------------------------------------------------------------
 By electronic     You may sell shares of the Fund and request that the
 funds transfer    proceeds be electronically transferred to your bank.
                   Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                   request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------



The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.



The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.



The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.


                                                                             ---

Your Account




For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.



Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.



The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.



The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.


DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

12b-1 Plan The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The Fund's Board of Trustees currently limits total payments under the Rule 12b-1 plan for Class A shares to 0.25%. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account -- Sales Charges" for the conversion schedules applicable to Class B shares.



Additional Intermediary Compensation In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may


---

Your Account



be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.



Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.



In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.



In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

                                                                             ---

Your Account



Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

Share Certificates Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.

Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

 Types of Distributions

   Dividends      Represents interest and dividends earned from securities
                  held by the Fund, net of expenses incurred by the Fund.
  ----------------------------------------------------------------------------
   Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

       ------------------------------------------------------------------

         UNDERSTANDING FUND DISTRIBUTIONS
         The Fund may earn income from the securities it holds. The
         Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
       ------------------------------------------------------------------


Distribution Options The Fund distributes any dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

 Distribution Options

    Reinvest all distributions in additional shares of your current fund
  ---------------------------------------------------------------------------
    Reinvest all distributions in shares of another fund
  ---------------------------------------------------------------------------
    Receive dividends in cash (see options below) and reinvest capital gains
  ---------------------------------------------------------------------------
    Receive all distributions in cash (with one of the following options):
  .  send the check to your address of record
  .  send the check to a third party address
  .  transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.



Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.


---

Your Account




In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. The Fund's investments in foreign securities may be subject to foreign withholding taxes. You may be entitled to claim a credit or deduction with respect to foreign taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

                                                                             ---

Managing the Fund
-------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.





For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to 0.xx% of average daily net assets of the Fund.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Paul J. Berlinguet, co-head of the Large-Cap Growth Team of Columbia
Management, is a co-manager for the Fund and has co-managed the Fund since October, 2003. Mr. Berlinguet has been associated with Columbia Management since October, 2003. Prior to joining Columbia Management in October, 2003, Mr. Berlinguet was head of the large-mid cap equity group and a portfolio manager at John Hancock Funds. Prior to joining John Hancock Funds in April 2001, Mr. Berlinguet was head of the Global Technology Investment Team and a large-cap growth portfolio manager at Baring Asset Management.

Alexander S. Macmillan, co-head of the Large-Cap Growth Team and a senior vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since July, 2003. Mr. Macmillan has been associated with Columbia Management or its predecessors since 1989.

---

Financial Highlights
-------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's fiscal years since inception, which run from October 1 to September 30, unless otherwise indicated. Information shown is that of Class A and Class B shares (formerly Prime A shares and Prime B shares, respectively, of the Galaxy Equity Growth Fund prior to reorganization) and Class C shares. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for the fiscal year ended September 30, 2004, have been audited by [ ], an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the period ended September 30, 2003 and the fiscal years ended October 31, 2002, 2001, 2000 and 1999 has been received from the Fund's financial statements which have been audited by [ ], an independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.


 The Fund


                                                 Year ended     Period ended
                                                September 30,   September 30,            Year ended October 31,
                                                    2004            2003           2002      2001      2000      1999
                                                   Class A         Class A        Class A   Class A   Class A    Class A
                                                -------------   -------------   -------     ------- -------      --------




                                                                             ---

Financial Highlights



 The Fund


                                              Year ended     Period ended
                                             September 30,   September 30,             Year ended October 31,
                                               2004              2003           2002       2001      2000      1999
                                                Class B         Class B        Class B    Class B   Class B    Class B
                                             -------------   -------------   -------      ------- -------      --------




---

Financial Highlights


 The Fund


                                               Year ended    Period ended
                                              September 30,  September 30,
                                                   2004          2003
                                                 Class C        Class C
                                              -------------  -------------


Net asset value --
 Beginning of period ($)
-----------------------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment income/(d)/
   Net realized and unrealized gain on investments
------------------------------------------------------------------------------
  Total from Investment Operations
-----------------------------------------------------------------------------
 Less Distributions Declared
 to Shareholders ($):
   From net investment income
-----------------------------------------------------------------------------
 Net asset value --
 End of period ($)
-----------------------------------------------------------------------------
  Total return (%)/(e)(f)/
------------------------------------------------------------------------------
 Ratios to average net assets/Supplemental Data (%):
   Expenses/(h)/                                           /
   Net investment income
   Waiver/reimbursement                                    /
  Portfolio turnover rate (%)
  Net assets, end of period (000's) ($)
                                                        ---

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.



You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visit the Fund's website at:


Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:


Columbia Funds Trust XI: 811-4978



..  Columbia Large Cap Growth Fund


--------------------------------------------------------------------------------

[LOGO] ColumbiaFunds

       A Member of Columbia Management Group


       (C)2005 Columbia Funds Distributor, Inc.
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.columbiafunds.com

Columbia Large Cap Growth Fund          Prospectus, February 1, 2005
-------------------------------------------------------------------------------


Class T and G Shares

Advised by Columbia Management Advisors, Inc.

--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                  2
--------------------------------------------
Investment Goal.........................  2
Principal Investment Strategies.........  2
Principal Investment Risks..............  2
Performance History.....................  4
Your Expenses...........................  5

YOUR ACCOUNT                              7
--------------------------------------------
How to Buy Shares.......................  7
Sales Charges...........................  8
How to Exchange Shares.................. 11
How to Sell Shares...................... 11
Fund Policy on Trading of Fund Shares... 12
Distribution and Service Fees........... 13
Other Information About Your Account.... 14



MANAGING THE FUND                        17
--------------------------------------------
Investment Advisor...................... 17
Portfolio Managers...................... 17

FINANCIAL HIGHLIGHTS                     18
--------------------------------------------

Class T and G shares are sold only to investors who received (and who have continuously held) Class T or G shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[LOGO] Not FDIC  May Lose Value
       Insured   No Bank Guarantee

The Fund
-------------------------------------------------------------------------------


INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broadly diversified portfolio of large-capitalization equity securities, primarily common stocks and securities that can be converted into common stocks. The Fund invests mainly in the securities of U.S. issuers, but may invest up to 20% of its total assets in foreign securities.

        ----------------------------------------------------------------
          Growth stocks generally offer the potential for strong
          revenue and earnings, and accompanying capital growth, with less dividend income than value stocks.
        ----------------------------------------------------------------

The Fund invests mainly in companies which the Fund's investment advisor believes will have faster earnings growth than the economy in general. The advisor looks for large-capitalization companies (generally over $5 billion) in growing industries, focusing on technological advances, good product development, strong management and other factors which support future growth. The advisor seeks out companies that have a history of strong earnings growth and are projected to continue a similar pattern of growth over the next three to five years.

The Fund may sell a portfolio security if there is an adverse change in the projected earnings growth of the company issuing the security. A security will also be sold when, as a result of changes in the economy or the performance of the security or other circumstances, the advisor believes that holding the security is no longer consistent with the Fund's investment goal.


As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional tax liability.


At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

---

The Fund



Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Convertible securities are securities that can be converted into common stock, such as certain debt securities and preferred stock. Convertible securities are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to market risk.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                             ---

The Fund



PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class T shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class T and G shares, including sales charges, compare with those of broad measures of market performance for one-year, five-years and ten-years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.



       ------------------------------------------------------------------

         UNDERSTANDING PERFORMANCE
         Calendar Year Total Returns show the Fund's Class T share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

         Average Annual Total Returns are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

         The Fund's returns are compared to the Russell 1000 Growth
         Index (Russell Index), an unmanaged index that tracks the performance of those companies in the Russell Index with higher price-to-book ratios and higher forecasted growth
         values. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. The Fund's returns are also compared to the Standard
         & Poor's 500 Index (S&P Index), an unmanaged index that
         tracks the performance of 500 widely held,
         large-capitalization U.S. stocks.
       ------------------------------------------------------------------


 Calendar Year Total Returns (Class T)/(1)/

                                    [CHART]


 1995    1996    1997    1998    1999    2000    2001      2002    2003    2004
------  ------  ------  ------  ------  ------  -------  -------  ------  ------
33.66%  20.46%  30.43%  25.66%  26.03%  -1.60%  -18.96%  -27.12%  22.02%




                       For the periods shown in bar chart:
                       Best quarter:    quarter   ,
                       Worst quarter:    quarter  ,


(1) The calendar year total returns shown for Class T shares include the returns of Retail A shares of the Galaxy Equity Growth Fund (the Galaxy
    Fund), the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class T shares were initially offered by the Fund.


---

The Fund



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 Average Annual Total Returns -- for periods ended December 31, 2004



                                                               1 Year 5 Years 10 Years
Class T (%)
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and Sale of Fund Shares
--------------------------------------------------------------------------------------
Class G (%)
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and Sale of Fund Shares
--------------------------------------------------------------------------------------
Russell Index (%)
--------------------------------------------------------------------------------------
S&P Index (%)


(1) The average annual total returns shown include the returns of Retail A shares (for Class T shares) and Retail B shares (for Class G shares) of the Galaxy Fund for periods prior to November 18, 2002, the date on which Class T and Class G shares were initially offered by the Fund. The returns shown for Class G shares also include the returns of Retail A shares (adjusted to reflect sales charges applicable to Class G shares) for periods prior to the inception of Retail B shares of the Galaxy Fund (March 4, 1996). Retail A shares were initially offered on December 14, 1990. Class G shares generally would have had substantially similar returns to Retail A shares because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class G shares exceed expenses paid by Retail A shares.


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


       ------------------------------------------------------------------

         UNDERSTANDING EXPENSES
         Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

         Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

         Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.
         Except as noted, the table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the
         following hypothetical conditions:
         .  $10,000 initial investment
         .  5% total return for each year
         .  Fund operating expenses remain the same
         .  Reinvestment of all dividends and distributions
         .  Class G shares convert to Class T shares after eight years
       ------------------------------------------------------------------


                                                                             ---

The Fund




 Shareholder Fees/(1)/ (paid directly from your investment)



                                                                       Class T    Class G
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                 5.75        0.00
-----------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)   1.00/(2)/   5.00
-----------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                      /(3)/     /(3)/


(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) This charge applies only to certain Class T shares bought without an initial sales charge that are sold within 18 months of purchase.


(3) There is a $7.50 charge for wiring sale proceeds to your bank.


 Annual Fund Operating Expenses (deducted directly from Fund assets)


                                                     Class T Class G
           Management fee (%)
           ---------------------------------------------------------
           Distribution and service (12b-1) fees (%)
           ---------------------------------------------------------
           Other expenses (%)
           ---------------------------------------------------------
           Total annual fund operating expenses (%)
           ---------------------------------------------------------


(1) Management fee and other expenses have been restated to reflect contractual changes to the management fee and transfer agency fees for the Fund effective November 1, 2003.


(2) The Fund pays a management fee of   and an administration fee of  .


(3) The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.95% during the current fiscal year.


(4) The Fund may pay shareholder service fees (which are included in other expenses) of up to a maximum of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services) but will limit such fees to an aggregate fee of not more than 0.30% during the current fiscal year.


 Example Expenses (your actual costs may be higher or lower)


       Class                             1 Year 3 Years 5 Years 10 Years
       Class T
       -----------------------------------------------------------------
       Class G: did not sell your shares
                sold all your shares at
                the end of the period


---

Your Account
-------------------------------------------------------------------------------


HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot
Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.


    -----------------------------------------------------------------------

      INVESTMENT MINIMUMS
      Initial Minimums:
      Initial Investment.......................................... $1,000
      Automatic Investment Plan...................................    $50
      Retirement Plan.............................................    $25
      The Fund reserves the right to change these investment minimums.
      The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
      Class T and G shares are sold only to investors who received (and who have continuously held) Class T or Class G shares in
      connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).
    -----------------------------------------------------------------------


 Outlined below are the various options for buying shares:


Method             Instructions
Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                   your request prior to the close of regular trading on the
                   New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                   time. Your financial advisor may charge you fees for
                   executing the purchase for you.
-------------------------------------------------------------------------------
By check           For existing accounts, fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and
                   account number with a check made payable to the Fund to
                   Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA
                   02266-8081.
-------------------------------------------------------------------------------
By exchange        You or your financial advisor may acquire shares of the
                   Fund for your account by exchanging Class T or Class G
                   shares you own in a different fund distributed by Columbia
                   Funds Distributor, Inc. for shares of the same class of the
                   Fund at no additional cost. There may be an additional
                   sales charge if exchanging from a money market fund. To
                   exchange by telephone, call 1-800-422-3737.
-------------------------------------------------------------------------------
By wire            You may purchase shares of the Fund by wiring money from
                   your bank account to your Fund account. To wire funds to
                   your Fund account, call 1-800-422-3737 for wiring
                   instructions.
-------------------------------------------------------------------------------
By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds
                   transfer may take up to two business days to settle and be considered in ''good form.'' You must set up this feature
                   prior to your telephone request. Be sure to complete the
                   appropriate section of the application.
-------------------------------------------------------------------------------
Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                   transfer. Be sure to complete the appropriate section of
                   the application for this feature.
-------------------------------------------------------------------------------
Automated dollar   You may purchase shares of the Fund for your account by
cost averaging     exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   Exchanges will continue so long as your fund balance is
                   sufficient to complete the transfers. You may terminate
                   your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-345-6611. There may
                   be an additional sales charge if exchanging from a money
                   market fund. Be sure to complete the appropriate section of the account application for this feature.
-------------------------------------------------------------------------------
By dividend        You may automatically invest dividends distributed by
diversification    another fund into the same class of shares (and, in some
                   cases, certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if
                   exchanging from a money market fund. To invest your
                   dividends in the Fund, call 1-800-345-6611.


                                                                             ---

Your Account



SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information.


Class T shares Your purchases of Class T shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class T shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

 Class T Sales Charges

                                                             % of offering
                                       As a % of                 price
                                       the public   As a %    retained by
                                        offering   of your     financial
     Amount purchased                    price    investment    advisor
     Less than $50,000                    5.75       6.10        5.00
     ---------------------------------------------------------------------
     $50,000 to less than $ 100,000       4.50       4.71        3.75
     ---------------------------------------------------------------------
     $100,000 to less than $ 250,000      3.50       3.63        2.75
     ---------------------------------------------------------------------
     $250,000 to less than $ 500,000      2.50       2.56        2.00
     ---------------------------------------------------------------------
     $500,000 to less than $ 1,000,000    2.00       2.04        1.75
     ---------------------------------------------------------------------
     $1,000,000 or more                   0.00       0.00        0.00

Class T shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class T share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

For Class T share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

 Purchases Over $1 Million

               Amount purchased                     Commission %
               Less than $3 million                     1.00
               -------------------------------------------------
               $3 million to less than $ 5 million      0.80
               -------------------------------------------------
               $5 million to less than $ 25 million     0.50
               -------------------------------------------------
               $25 million or more                      0.25

The commission to financial advisors for Class T share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

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Your Account


       ------------------------------------------------------------------

         UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES
         Certain investments in Class T and G shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the
         time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the
         longest.
       ------------------------------------------------------------------


Reduced Sales Charges for Larger Investments.



A. What are the principal ways to obtain a breakpoint discount?



There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.



Rights of Accumulation The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.



Statement of Intent You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If you Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information. Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date the Statement of Intent is received by the Fund.



B. What accounts are eligible for breakpoint discounts?



The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:



   .  Individual accounts



   .  Joint accounts



   .  Certain IRA accounts



   .  Certain trusts



   .  UTMA/UGMA accounts


                                                                             ---

Your Account




For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.



C. How do I obtain a breakpoint discount?



The steps necessary to obtain a breakpoint discount depends on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.



D. How can I obtain more information about breakpoint discounts?



Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www. columbiafunds.com.



Class G shares Your purchases of Class G shares are at Class G's net asset value. Class G shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class G shares as described in the chart below.


 Class G Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                    Through first year              5.00
                 ---------------------------------------------
                    Through second year             4.00
                 ---------------------------------------------
                    Through third year              4.00
                 ---------------------------------------------
                    Through fourth year             4.00
                 ---------------------------------------------
                    Through fifth year              3.00
                 ---------------------------------------------
                    Through sixth year              2.00
                 ---------------------------------------------
                    Through seventh year            1.00
                 ---------------------------------------------
                    Longer than seven years         0.00

Commission to financial advisors is 4.00%.

---

Your Account



Automatic conversion to Class T shares occurs eight years after purchase.

Please see the Statement of Additional Information for the CDSCs and conversion schedules applicable to Class G shares received in exchange for Retail B Shares of the Galaxy Fund purchased or acquired prior to January 1, 2001.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your Class T shares for Class A or Class T shares, and may exchange your Class G shares for Class B or Class G shares, of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Class A or Class B shares acquired upon exchange of Class T and G shares may not be further exchanged back into Class T or G shares unless you continue to hold Class T or Class G shares. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

                                                                             ---

Your Account



 Outlined below are the various options for selling shares:


 Method            Instructions
 Through your      You may call your financial advisor to place your sell
 financial advisor order. To receive the current trading day's price, your financial advisor must receive your request prior to the
                   close of regular trading on the NYSE, usually 4:00 p.m.
                   Eastern time. Your financial advisor may charge you fees
                   for executing a redemption for you.
 ------------------------------------------------------------------------------
 By exchange       You or your financial advisor may sell shares of the Fund
                   by exchanging from the Fund into the same share class (or
                   Class A and B shares, for Class T and Class G shares,
                   respectively) of another fund distributed by Columbia Funds
                   Distributor, Inc. at no additional cost. To exchange by
                   telephone, call 1-800-422-3737.
 ------------------------------------------------------------------------------
 By telephone      You or your financial advisor may sell shares of the Fund
                   by telephone and request that a check be sent to your
                   address of record by calling 1-800-422-3737, unless you
                   have notified the Fund of an address change within the
                   previous 30 days. The dollar limit for telephone sales is
                   $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.
 ------------------------------------------------------------------------------
 By mail           You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                   address below. In your letter of instruction, note the
                   Fund's name, share class, account number, and the dollar
                   value or number of shares you wish to sell. All account
                   owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock
                   exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program for amounts over
                   $100,000 or for alternate payee or mailing instructions.
                   Additional documentation is required for sales by
                   corporations, agents, fiduciaries, surviving joint owners
                   and individual retirement account owners. For details, call
                   1-800-345-6611.
                   Mail your letter of instruction to Columbia Funds Services,
                   Inc., P.O. Box 8081, Boston, MA 02266-8081.
 ------------------------------------------------------------------------------
 By wire           You may sell shares of the Fund and request that the
                   proceeds be wired to your bank. You must set up this
                   feature prior to your request. Be sure to complete the
                   appropriate section of the account application for this
                   feature.
 ------------------------------------------------------------------------------
 By systematic     You may automatically sell a specified dollar amount or
 withdrawal plan   percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                   available if you hold your shares in certificate form. All dividend and capital gains distributions must be
                   reinvested. Be sure to complete the appropriate section of the account application for this feature.
 ------------------------------------------------------------------------------
 By electronic     You may sell shares of the Fund and request that the
 funds transfer    proceeds be electronically transferred to your bank.
                   Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                   request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------



The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.



The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.


---

Your Account




The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.



For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.



Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.



The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.



The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.


DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

Rule 12b-1 Plan The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class G shares and certain services provided to you by your financial advisor. The annual fees for shareholder liaison services and administrative support may equal up to 0.50% for Class G shares. The annual distribution fee may equal up to 0.65% for Class G shares. The Fund does not intend to pay more than a total of 0.95% for Class G shares in distribution and shareholder service fees during the current fiscal year. The Fund has also adopted a plan that permits it to pay for certain services provided to Class T shareholders by their financial advisors. The annual service fee may equal up to 0.50% for Class T shares. The Fund does not intend to pay more than 0.30% for Class T shares in shareholder service fees during the current fiscal year. The foregoing fees are paid out of the assets of the relevant class. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class G shares automatically convert to Class T shares after a certain number of years, eliminating a portion of these fees upon conversion. Conversion may occur six or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account -- Sales Charges" or the Statement of Additional Information for the conversion schedules applicable to Class G shares.


                                                                             ---

Your Account




Additional Intermediary Compensation In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.



Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts; (ii) occasional meals; or other entertainment; and/or (iii) support for financial service firm educational or training events.



In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in ominibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.



In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur


---

Your Account



between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.


Share Certificates Share certificates are not available for any class of shares offered by the Fund.


Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

 Types of Distributions

   Dividends      Represents interest and dividends earned from securities
                  held by the Fund, net of expenses incurred by the Fund.
  ----------------------------------------------------------------------------
   Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

       ------------------------------------------------------------------

         UNDERSTANDING FUND DISTRIBUTIONS
         The Fund may earn income from the securities it holds. The
         Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
       ------------------------------------------------------------------


Distribution Options The Fund distributes any dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

 Distribution Options

   Reinvest all distributions in additional shares of your current fund
 -----------------------------------------------------------------------------
   Reinvest all distributions in shares of another fund
 -----------------------------------------------------------------------------
   Receive dividends in cash (see options below) and reinvest capital gains
 -----------------------------------------------------------------------------
   Receive all distributions in cash (with one of the following options):
 .  send the check to your address of record
 .  send the check to a third party address
 .  transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.



Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.


                                                                             ---

Your Account




In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. The Fund's investments in foreign securities may be subject to foreign withholding taxes. You may be entitled to claim a credit or deduction with respect to foreign taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

---

Managing the Fund
-------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.





For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to 0.xx% of average daily net assets of the Fund.



PORTFOLIO MANAGERS

--------------------------------------------------------------------------------
Paul J. Berlinguet, co-head of the Large-Cap Growth Team of Columbia
Management, is a co-manager for the Fund and has co-managed the Fund since October 2003. Mr. Berlinguet has been associated with Columbia Management since October, 2003. Prior to joining Columbia Management in October 2003, Mr. Berlinguet was head of the large-mid cap equity group and a portfolio manager at John Hancock Funds. Prior to joining John Hancock Funds in April 2001, Mr. Berlinguet was head of the Global Technology Investment Team and a large-cap growth portfolio manager at Baring Asset Management.


Alexander S. Macmillan, co-head of the Large-Cap Growth Team and a senior vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since July, 2003. Mr. Macmillan has been associated with Columbia Management or its predecessors since 1989.


                                                                             ---

Financial Highlights
-------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from October 1 to September 30, unless otherwise indicated. Information shown is that of Class T and Class G shares (formerly Retail A shares and Retail B shares, respectively, of the Galaxy Equity Growth Fund prior to reorganization). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for the fiscal year ended September 30, 2004, have been audited by [ ], an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Funds annual report. The information for the period ended September 30, 2003 and the fiscal years ended October 31, 2002, 2001, 2000 and 1999 has been derived from the Fund's financial statements which have been audited by [ ], an independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.


 The Fund


                                           Year ended       Period ended
                                          September 30,     September 30,                   Year ended October 31,
                                            2004         2003          2002          2001          2000       1999
                                             Class T           Class T           Class T       Class T       Class T    Class T
                                          -------------    -------------      -------       -------       -------       -------





---

Financial Highlights



 The Fund


                                              Year ended       Period ended
                                             September 30,     September 30,               Year ended October 31,
                                               2004               2003              2002       2001       2000       1999
                                                Class G           Class G          Class G    Class G    Class G    Class G
                                             -------------     -------------     -------      ------- -------       -------



                                                            ---

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.



You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visit the Fund's website at:


Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:


Columbia Funds Trust XI: 811-4978



..  Columbia Large Cap Growth Fund




--------------------------------------------------------------------------------


[LOGO] ColumbiaFunds

       A Member of Columbia Management Group

       (C)2005 Columbia Funds Distributor, Inc.
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.columbiafunds.com

Columbia Large Cap Growth Fund          Prospectus, February 1, 2005
-------------------------------------------------------------------------------


Class Z Shares

Advised by Columbia Management Advisors, Inc.

--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                  2
--------------------------------------------
Investment Goal.........................  2
Principal Investment Strategies.........  2
Principal Investment Risks..............  2
Performance History.....................  4
Your Expenses...........................  5

YOUR ACCOUNT                              7
--------------------------------------------
How to Buy Shares.......................  7
Eligible Investors......................  8
Sales Charges...........................  9
How to Exchange Shares..................  9
How to Sell Shares......................  9
Fund Policy on Trading of Fund Shares... 10
Intermediary Compensation............... 11
Other Information About Your Account.... 12



MANAGING THE FUND                        15
--------------------------------------------
Investment Advisor...................... 15
Portfolio Managers...................... 15

FINANCIAL HIGHLIGHTS                     16
--------------------------------------------

Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[LOGO] Not FDIC Insured May Lose Value
               No Bank Guarantee

The Fund
-------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broadly diversified portfolio of large-capitalization equity securities, primarily common stocks and securities that can be converted into common stocks. The Fund invests mainly in the securities of U.S. issuers, but may invest up to 20% of its total assets in foreign securities.

                  --------------------------------------------

                    Growth stocks generally offer the
                    potential for strong revenue and
                    earnings, and accompanying capital
                    growth, with less dividend income than
                    value stocks.
                  --------------------------------------------

The Fund invests mainly in companies which the Fund's investment advisor believes will have faster earnings growth than the economy in general. The advisor looks for large-capitalization companies (generally over $5 billion) in growing industries, focusing on technological advances, good product development, strong management and other factors which support future growth. The advisor seeks out companies that have a history of strong earnings growth and are projected to continue a similar pattern of growth over the next three to five years.

The Fund may sell a portfolio security if there is an adverse change in the projected earnings growth of the company issuing the security. A security will also be sold when, as a result of changes in the economy or the performance of the security or other circumstances, the advisor believes that holding the security is no longer consistent with the Fund's investment goal.


As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional tax liability.


At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security

---

The Fund


prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Convertible securities are securities that can be converted into common stock, such as certain debt securities and preferred stock. Convertible securities are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to market risk.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                             ---

The Fund


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of broad measures of market performance for one-year, five-years and ten-years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.



        ----------------------------------------------------------------

          UNDERSTANDING PERFORMANCE
          Calendar Year Total Returns show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

          Average Annual Total Returns are a measure of the Fund's Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.

          The Fund's returns are compared to the Russell 1000 Growth Index (Russell Index), an unmanaged index that tracks the performance of those companies in the Russell Index with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not
          professionally managed. The Fund's returns are also
          compared to the Standard & Poor's 500 Index (S & P Index), an unmanaged index that tracks the performance of 500
          widely held, large-capitalization U.S. stocks.
        ----------------------------------------------------------------


 Calendar Year Total Returns (Class Z)/(1)/

                                     [CHART]
 1995    1996    1997    1998    1999    2000      2001   2002    2003    2004
------  ------  ------  ------  ------  -------  ------- ------- ------- ------
34.29%  20.95%  30.97%  26.15%  26.55%   -1.26%  -18.61% -26.79%  22.55%




                       For the periods shown in bar chart:
                       Best quarter:    quarter     ,
                       Worst quarter:    quarter     ,



(1) The calendar year total returns shown for Class Z shares include the returns of Trust Shares of the Galaxy Equity Growth Fund (the Galaxy Fund), the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the Fund.


---

The Fund



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 Average Annual Total Returns -- for periods ended December 31, 2004



                                                               1 Year 5 Years 10 Years
Class Z (%)
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and Sale of Fund Shares
--------------------------------------------------------------------------------------
Russell Index (%)
--------------------------------------------------------------------------------------
S&P Index (%)


(1) The average annual total returns shown include returns of Trust Shares of the Galaxy Fund for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the Fund. Trust Shares of the Galaxy Fund were initially offered on December 14, 1990.


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


       ------------------------------------------------------------------

         UNDERSTANDING EXPENSES
         Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

         Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:
         .  $10,000 initial investment
         .  5% total return for each year
         .  Fund operating expenses remain the same
         .  Reinvestment of all dividends and distributions
       ------------------------------------------------------------------


                                                                             ---

The Fund




 Shareholder Fees/(1) /(paid directly from your investment)



  Maximum sales charge (load) on purchases (%)
  (as a percentage of the offering price)                                0.00
  ---------------------------------------------------------------------------
  Maximum deferred sales charge (load) on redemptions (%)
  (as a percentage of the lesser of purchase price or redemption price)  0.00
  ---------------------------------------------------------------------------
  Redemption fee (%)
  (as a percentage of amount redeemed, if applicable)                   /(2)/


(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) There is a $7.50 charge for wiring sale proceeds to your bank.


 Annual Fund Operating Expenses (deducted directly from Fund assets)


                  Management fee (%)
                  -------------------------------------------
                  Distribution and service (12b-1) fees (%)
                  -------------------------------------------
                  Other expenses (%)
                  -------------------------------------------
                  Total annual fund operating expenses (%)


(1) Management fee and other expenses have been restated to reflect contractual changes to the management fee and transfer agency fees for the Fund effective November 1, 2003.


(2) The Fund pays a management fee of      and an administration fee of     .


 Example Expenses (your actual costs may be higher or lower)


         1 Year                   3 Years                   5 Years                   10 Years
           $                         $                         $                         $


---

Your Account
-------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------
When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with Columbia Funds Services, Inc. or your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

 Outlined below are the various options for buying shares:


Method             Instructions
Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                   your request prior to the close of regular trading on the
                   New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                   time. Your financial advisor may charge you fees for
                   executing the purchase for you.
-------------------------------------------------------------------------------
By check           For new accounts, send a completed application and check
(new account)      made payable to the Fund to Columbia Funds Services, Inc.,
                   P.O. Box 8081, Boston, MA 02266-8081.
-------------------------------------------------------------------------------
By check           For existing accounts, fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and
                   account number with a check made payable to the Fund and
                   mailed to Columbia Funds Services, Inc., P.O. Box 8081,
                   Boston, MA 02266-8081.
-------------------------------------------------------------------------------
By exchange        You or your financial advisor may acquire shares of the
                   Fund for your account by exchanging shares you own in a
                   different fund distributed by Columbia Funds Distributor,
                   Inc. for shares of the same class of the Fund at no
                   additional cost. To exchange by telephone, call
                   1-800-422-3737. Please see "How to Exchange Shares" for
                   more information.
-------------------------------------------------------------------------------
By wire            You may purchase shares of the Fund by wiring money from
                   your bank account to your Fund account. To wire funds to
                   your Fund account, call 1-800-422-3737 for wiring
                   instructions.
-------------------------------------------------------------------------------
By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds
                   transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                   prior to your telephone request. Be sure to complete the
                   appropriate section of the application.
-------------------------------------------------------------------------------
Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                   transfer. Be sure to complete the appropriate section of
                   the application for this feature.
-------------------------------------------------------------------------------
Automated dollar   You may purchase shares of the Fund for your account by
cost averaging     exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   Exchanges will continue so long as your fund balance is
                   sufficient to complete the transfers. You may terminate
                   your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
-------------------------------------------------------------------------------
By dividend        You may automatically invest dividends distributed by
diversification    another fund into the same class of shares of the Fund at
                   no additional sales charge. To invest your dividends in the
                   Fund, call 1-800-345-6611.


                                                                             ---

Your Account



ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

   . Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Funds Distributor, Inc. (i) who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iii) who purchased certain no-load shares of funds merged with funds distributed by Columbia Funds Distributor, Inc.;

   . Any trustee or director (or family member of a trustee or director) of any fund distributed by Columbia Funds Distributor, Inc.; and


   . Any employee (or family member of an employee) of former FleetBoston Financial Corporation or its subsidiaries.


$100,000 minimum initial investment

   . Clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee; and

   . Any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

No minimum initial investment

   . Any client of Fleet National Bank or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet National Bank or the subsidiary);

   . A retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from Columbia Funds Distributor, Inc. or through a third-party broker-dealer;

   . Investors purchasing through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and

   . Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.


The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $25 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


---

Your Account



SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

       ------------------------------------------------------------------

         CHOOSING A SHARE CLASS
         The Fund offers one class of shares in this prospectus --
         Class Z.

         The Fund also offers five additional classes of shares --
         Class A, B, C, T and G shares are available through separate prospectuses. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.
       ------------------------------------------------------------------

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

                                                                             ---

Your Account



 Outlined below are the various options for selling shares:


 Method            Instructions
 Through your      You may call your financial advisor to place your sell
 financial advisor order. To receive the current trading day's price, your financial advisor must receive your request prior to the
                   close of regular trading on the NYSE, usually 4:00 p.m.
                   Eastern time. Your financial advisor may charge you fees
                   for executing a redemption for you.
 ------------------------------------------------------------------------------
 By exchange       You or your financial advisor may sell shares of the Fund
                   by exchanging from the Fund into Class Z shares or Class A shares (only if Class Z is not offered) of another fund
                   distributed by Columbia Funds Distributor, Inc. at no
                   additional cost. To exchange by telephone, call
                   1-800-422-3737.
 ------------------------------------------------------------------------------
 By telephone      You or your financial advisor may sell shares of the Fund
                   by telephone and request that a check be sent to your
                   address of record by calling 1-800-422-3737, unless you
                   have notified the Fund of an address change within the
                   previous 30 days. The dollar limit for telephone sales is
                   $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.
 ------------------------------------------------------------------------------
 By mail           You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign
                   the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another
                   eligible guarantor that participates in the Medallion
                   Signature Guarantee Program for amounts over $100,000 or
                   for alternate payee or mailing instructions. Additional
                   documentation is required for sales by corporations,
                   agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.
                   Mail your letter of instruction to Columbia Funds Services,
                   Inc., P.O. Box 8081, Boston, MA 02266-8081.
 ------------------------------------------------------------------------------
 By wire           You may sell shares of the Fund and request that the
                   proceeds be wired to your bank. You must set up this
                   feature prior to your request. Be sure to complete the
                   appropriate section of the account application for this
                   feature.
 ------------------------------------------------------------------------------
 By systematic     You may automatically sell a specified dollar amount or
 withdrawal plan   percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. All dividend and
                   capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
 ------------------------------------------------------------------------------
 By electronic     You may sell shares of the Fund and request that the
 funds transfer    proceeds be electronically transferred to your bank.
                   Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                   request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------



The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.



The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.


---

Your Account




The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.



For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.



Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.



The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.



The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.



INTERMEDIARY COMPENSATION

--------------------------------------------------------------------------------

The distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.



Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts; (ii) occasional meals; or other entertainment; and/or (iii) support for financial service firm educational or training events.



In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial


                                                                             ---

Your Account



institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.



In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How the Fund's Share Price is Determined The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at at "fair value", that value may be different from the last quoted market price for the security.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

Share Certificates Share certificates are not available for Class Z shares.

---

Your Account



Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

 Types of Distributions

   Dividends      Represents interest and dividends earned from securities
                  held by the Fund, net of expenses incurred by the Fund.
  ----------------------------------------------------------------------------
   Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

       ------------------------------------------------------------------

         UNDERSTANDING FUND DISTRIBUTIONS
         The Fund may earn income from the securities it holds. The
         Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
       ------------------------------------------------------------------


Distribution Options The Fund distributes any dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

 Distribution Options

    Reinvest all distributions in additional shares of your current fund
  ---------------------------------------------------------------------------
    Reinvest all distributions in shares of another fund
  ---------------------------------------------------------------------------
    Receive dividends in cash (see options below) and reinvest capital gains
  ---------------------------------------------------------------------------
    Receive all distributions in cash (with one of the following options):
  .  send the check to your address of record
  .  send the check to a third party address
  .  transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.


                                                                             ---

Your Account




Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.



In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. The Fund's investments in foreign securities may be subject to foreign with holding taxes. You may be entitled to claim a credit or deduction with respect to foreign taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

---

Managing the Fund
-------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.





For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to 0.xx% of average daily net assets of the Fund.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Paul J. Berlinguet, co-head of the Large-Cap Growth Team of Columbia
Management, is a co-manager for the Fund and has co-managed the Fund since October, 2003. Mr. Berlinguet has been associated with Columbia Management since October, 2003. Prior to joining Columbia Management in October, 2003, Mr. Berlinguet was head of the large-mid cap equity group and a portfolio manager at John Hancock Funds. Prior to joining John Hancock Funds in April 2001, Mr. Berlinguet was head of the Global Technology Investment Team and a large-cap growth portfolio manager at Baring Asset Management.

Alexander S. Macmillan, co-head of the Large-Cap Growth Team and a senior vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since July, 2003. Mr. Macmillan has been associated with Columbia Management or its predecessors since 1989.

                                                                             ---

Financial Highlights
-------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the last five fiscal years, which run from October 1 to September 30, unless otherwise indicated. Information shown is that of Class Z shares (formerly Trust shares of the Galaxy Equity Growth Fund prior to reorganization). Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for the fiscal year ended September 30, 2004, have been audited by [ ], an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the period ended September 30, 2003 and the fiscal years ended October 31, 2002, 2001, 2000 and 1999 has been derived from the Fund's financial statements which have been audited by [ ], an independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.


 The Fund


                                                 Year ended       Period ended
                                                September 30,     September 30,                    Year ended October 31,
                                                     2004              2003             2002          2001          2000
                                                   Class Z           Class Z           Class Z       Class Z       Class Z
                                                -------------    -------------      -------       -------       ---------





                                                  1999
                                                 Class Z
                                                ---------





---

Notes
-------------------------------------------------------------------------------

================================================================================

                                                                             ---

Notes


================================================================================

---

Notes


================================================================================

                                                                             ---

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.



You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visit the Fund's website at:


Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:


Columbia Funds Trust XI: 811-4978



..  Columbia Large Cap Growth Fund


--------------------------------------------------------------------------------

[LOGO] ColumbiaFunds

       A Member of Columbia Management Group

       (C)2005 Columbia Funds Distributor, Inc.
       One Financial Center, Boston, MA 02111-2621

Columbia Disciplined Value Fund         Prospectus, February 1, 2005
-------------------------------------------------------------------------------


Class A, B and C Shares

Advised by Columbia Management Advisors, Inc.

--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                  2
--------------------------------------------
Investment Goals........................  2
Principal Investment Strategies.........  2
Principal Investment Risks..............  3
Performance History.....................  3
Your Expenses...........................  5

YOUR ACCOUNT                              7
--------------------------------------------
How to Buy Shares.......................  7
Sales Charges...........................  8
How to Exchange Shares.................. 12
How to Sell Shares...................... 13
Fund Policy on Trading of Fund Shares... 14
Distribution and Service Fees........... 15
Other Information About Your Account.... 15



MANAGING THE FUND                        18
--------------------------------------------
Investment Advisor...................... 18
Portfolio Manager....................... 18

FINANCIAL HIGHLIGHTS                     19
--------------------------------------------

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[LOGO] Not FDIC Insured May Lose Value
               No Bank Guarantee

The Fund
-------------------------------------------------------------------------------

INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks long-term capital appreciation. Income is secondary to the objective of capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, mainly common stocks that the Fund's investment advisor believes are undervalued. The Fund may invest in companies of all sizes, but invests most of its assets in companies that have a market capitalization of more than $1.5 billion.

The advisor starts with a universe of what it believes to be generally out-of-favor, undervalued securities (often called value stocks) that may subsequently increase in value. The advisor then uses a combination of proprietary systematic and fundamental analysis to identify stocks with improving fundamentals and other attractive characteristics that it believes will outperform their peers. The focus of systematic analysis is on bottom-up characteristics such as measures of valuation, quality and catalysts. This is then coupled with a top-down analysis of market and economic conditions to adjust the emphasis in the portfolio. The fundamental analysis is based on in-depth analysis from our research department that uses a variety of judgmental factors, including discounted cash flow analysis. The advisor uses a disciplined process to review the results and to assess the risks in both the overall portfolio and of the individual positions, versus the likelihood of outperformance. Fund holdings are reviewed frequently and are sold when analysis shows they are overvalued, the fundamentals have changed, or there are more attractive alternatives.

       ------------------------------------------------------------------
         Value stocks are stocks that appear to be underpriced based on measures such as lower price-to-earnings, price-to-book value and price-to-earnings growth ratios.
       ------------------------------------------------------------------

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or investment strategies.

As part of its investment strategy, the Fund may buy and sell securities frequently. Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains (which are taxable at higher rates than long-term capital gains). Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.

---

The Fund



PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.


Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of the company's stock may fall, or may not approach the value the advisor has placed on it.





Small- or mid-cap companies may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stocks.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of broad measures of market performance for one-year, five-years and ten-years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.


                                                                             ---

The Fund




       ------------------------------------------------------------------

         UNDERSTANDING PERFORMANCE
         Calendar Year Total Returns show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

         Average Annual Total Returns are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

         The Fund's returns are compared to the Russell 1000 Value
         Index (Russell Index), an unmanaged index that tracks the performance of those companies in the Russell Index with lower price-to-book ratios and lower forecasted growth
         values. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. The Fund's returns are also compared to the average return of the funds included in the Lipper Multi-Cap Value
         Funds Category (Lipper Average), as calculated by Lipper,
         Inc. This category is composed of funds with investment objectives similar to those of the Fund. Sales charges are not reflected in the Lipper Average.
       ------------------------------------------------------------------



 Calendar Year Total Returns (Class A)/(1)/

                                    [CHART]
 1995    1996    1997    1998   1999    2000   2001    2002     2003     2004
------  ------  ------  ------  -----  ------  -----  -------  ------   -------
27.78%  21.09%  27.66%  23.75%  6.67%  -3.19%  4.79%  -29.72%  28.23%



                       For the periods shown in bar chart:
                       Best quarter: quarter .
                       Worst quarter: quarter .


(1) The calendar year total returns shown for Class A shares include returns of Retail A Shares of the Galaxy Equity Value Fund (the Galaxy Fund), the predecessor to the Fund, for the periods prior to November 25, 2002, the date on which Class A shares were initially offered by the Fund. Class A shares would have had substantially similar returns because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class A shares exceed expenses paid by Retail A Shares.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

---

The Fund




 Average Annual Total Returns -- for periods ended December 31, 2004



                                                               1 Year 5 Years  10 Years
Class A (%)
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and Sale of Fund Shares
---------------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and Sale of Fund Shares
---------------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and Sale of Fund Shares
---------------------------------------------------------------------------------------
Russell Index (%)
---------------------------------------------------------------------------------------
Lipper Average (%)


(1) Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of Retail A Shares (for Class A shares) and Retail B Shares (for Class B and Class C shares) of the Galaxy Fund for periods prior to November 25, 2002, the date on which Class A, B and C shares were initially offered by the Fund. The returns shown for Class B and Class C shares also include the performance of Retail A Shares of the Galaxy Fund for periods prior to the inception of Retail B Shares (March 4, 1996). Class B and Class C shares generally would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class B and Class C shares exceed expenses paid by Retail A Shares. The returns have not been restated to reflect any differences in expenses (such as 12b-1 fees) between any of the predecessor shares and the newer classes of shares.


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


       ------------------------------------------------------------------

         UNDERSTANDING EXPENSES
         Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

         Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

         Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:
         .  $10,000 initial investment
         .  5% total return for each year
         .  Fund operating expenses remain the same
         .  Reinvestment of all dividends and distributions
         .  Class B shares convert to Class A shares after eight years
       ------------------------------------------------------------------



                                                                             ---

The Fund



 Shareholder Fees/(1) /(paid directly from your investment)



                                                                       Class A   Class B Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                5.75       0.00    0.00
------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)  1.00/(2)/  5.00    1.00
------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                      /(3)/    /(3)/   /(3)/


(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.


(3) There is a $7.50 charge for wiring sale proceeds to your bank.


 Annual Fund Operating Expenses (deducted directly from Fund assets)


                                                 Class A Class B Class C
       Management fee (%)
       -----------------------------------------------------------------
       Distribution and service (12b-1) fees (%)
       -----------------------------------------------------------------
       Other expenses (%)
       -----------------------------------------------------------------
       Total annual fund operating expenses (%)


(1) The Fund pays a management fee of        and an administration fee of
          .


(2) The Fund may pay distribution and service fees up to a maximum of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but will limit such fees to an aggregate of not more than 0.25% for Class A shares during the current fiscal year.


(3) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.


 Example Expenses (your actual costs may be higher or lower)


       Class                             1 Year 3 Years 5 Years 10 Years
       Class A:
       -----------------------------------------------------------------
       Class B: did not sell your shares
                sold all your shares at
                the end of the period
       -----------------------------------------------------------------
       Class C: did not sell your shares
                sold all your shares at
                the end of the period


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Your Account
-------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot
Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.


    -----------------------------------------------------------------------

      INVESTMENT MINIMUMS
      Initial Minimums:
      Initial Investment.......................................... $1,000
      Automatic Investment Plan...................................    $50
      Retirement Plan.............................................    $25
      The Fund reserves the right to change these investment minimums.
      The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
    -----------------------------------------------------------------------


 Outlined below are the various options for buying shares:


Method             Instructions
Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                   your request prior to the close of regular trading on the
                   New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                   time. Your financial advisor may charge you fees for
                   executing the purchase for you.
-------------------------------------------------------------------------------
By check           For new accounts, send a completed application and check
(new account)      made payable to the Fund to the transfer agent, Columbia
                   Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-------------------------------------------------------------------------------
By check           For existing accounts, fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and
                   account number with a check made payable to the Fund to
                   Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA
                   02266-8081.
-------------------------------------------------------------------------------
By exchange        You or your financial advisor may acquire shares of the
                   Fund for your account by exchanging shares you own in a
                   different fund distributed by Columbia Funds Distributor,
                   Inc. for shares of the same class (and, in some cases,
                   certain other classes) of the Fund at no additional cost.
                   There may be an additional sales charge if exchanging from a money market fund. To exchange by telephone, call
                   1-800-422-3737.
-------------------------------------------------------------------------------
By wire            You may purchase shares of the Fund by wiring money from
                   your bank account to your Fund account. To wire funds to
                   your Fund account, call 1-800-422-3737 for wiring
                   instructions.
-------------------------------------------------------------------------------
By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds
                   transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                   prior to your telephone request. Be sure to complete the
                   appropriate section of the application.
-------------------------------------------------------------------------------
Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                   transfer. Be sure to complete the appropriate section of
                   the application for this feature.
-------------------------------------------------------------------------------
Automated dollar   You may purchase shares of the Fund for your account by
cost averaging     exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   Exchanges will continue so long as your fund balance is
                   sufficient to complete the transfers. You may terminate
                   your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-345-6611. There may
                   be an additional sales charge if exchanging from a money
                   market fund. Be sure to complete the appropriate section of the account application for this feature.
-------------------------------------------------------------------------------
By dividend        You may automatically invest dividends distributed by
diversification    another fund into the same class of shares (and, in some
                   cases, certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if
                   exchanging from a money market fund. To invest your
                   dividends in the Fund, call 1-800-345-6611.


                                                                             ---

Your Account



SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information.


       ------------------------------------------------------------------

         CHOOSING A SHARE CLASS
         The Fund offers three classes of shares in this prospectus -- Class A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

         The Fund also offers three additional classes of shares --
         Class T, G and Z shares, exclusively to certain institutional and other investors through separate prospectuses.
       ------------------------------------------------------------------

Class A shares Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

 Class A Sales Charges

                                                             % of offering
                                       As a % of                 price
                                       the public   As a %    retained by
                                        offering   of your     financial
      Amount purchased                   price    investment    advisor
      Less than $50,000                   5.75       6.10        5.00
      --------------------------------------------------------------------
      $50,000 to less than $100,000       4.50       4.71        3.75
      --------------------------------------------------------------------
      $100,000 to less than $250,000      3.50       3.63        2.75
      --------------------------------------------------------------------
      $250,000 to less than $500,000      2.50       2.56        2.00
      --------------------------------------------------------------------
      $500,000 to less than $1,000,000    2.00       2.04        1.75
      --------------------------------------------------------------------
      $1,000,000 or more                  0.00       0.00        0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

---

Your Account



For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

 Purchases Over $1 Million

                Amount purchased                    Commission %
                Less than $3 million                    1.00
                ------------------------------------------------
                $3 million to less than $5 million      0.80
                ------------------------------------------------
                $5 million to less than $25 million     0.50
                ------------------------------------------------
                $25 million or more                     0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

       ------------------------------------------------------------------

         UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES
         Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your
         shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the
         time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the
         longest.
       ------------------------------------------------------------------


Reduced Sales Charges for Larger Investments.



A.  What are the principal ways to obtain a breakpoint discount?



There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.



Rights of Accumulation The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.



Statement of Intent You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information. Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date the Statement of Intent is received by the Fund.


                                                                             ---

Your Account




B.  What accounts are eligible for breakpoint discounts?



The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:



   .  Individual accounts



   .  Joint accounts



   .  Certain IRA accounts



   .  Certain trusts



   .  UTMA/UGMA accounts





For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.



C.  How do I obtain a breakpoint discount?



The steps necessary to obtain a breakpoint discount depends on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.



D.  How can I obtain more information about breakpoint discounts?



Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com



Class B shares Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.


---

Your Account



Purchases of less than $250,000:

 Class B Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                     Through first year             5.00
                 ---------------------------------------------
                     Through second year            4.00
                 ---------------------------------------------
                     Through third year             3.00
                 ---------------------------------------------
                     Through fourth year            3.00
                 ---------------------------------------------
                     Through fifth year             2.00
                 ---------------------------------------------
                     Through sixth year             1.00
                 ---------------------------------------------
                     Longer than six years          0.00


Commission to financial advisors is 4.00%.


Automatic conversion to Class A shares occurs eight years after purchase.




You can pay a lower CDSC and reduce the period during which a CDSC would apply when making purchases of Class B shares through a financial advisor that participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation (as described above) apply, so that if the combined value of the eligible Fund accounts in all classes maintained by you and each member of your immediate family (as defined above), together with the value of your current purchase, is at or above a discount level, your current purchase will be subject to a lower CDSC and the applicable reduced holding period, provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. This Class B share discount program for larger purchases (as further described in the charts below) is not applicable to Class B shares received by former Galaxy Fund Prime B shareholders in connection with the reorganization of the former Galaxy Fund.


Purchases of $250,000 to less than $500,000:

 Class B Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                    Through first year              3.00
                 ---------------------------------------------
                    Through second year             2.00
                 ---------------------------------------------
                    Through third year              1.00
                 ---------------------------------------------
                    Longer than three years         0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

                                                                             ---

Your Account



Purchases of $500,000 to less than $1 million:

 Class B Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                      Through first year            3.00
                 ---------------------------------------------
                      Through second year           2.00
                 ---------------------------------------------
                      Through third year            1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor that does not participate in the program to one that does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a non-participating fund or to a financial advisor that does not participate in the program, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

Class C shares Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.

 Class C Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                     Through first year             1.00
                 ---------------------------------------------
                     Longer than one year           0.00

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.


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Your Account



HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

 Outlined below are the various options for selling shares:


 Method            Instructions
 Through your      You may call your financial advisor to place your sell
 financial advisor order. To receive the current trading day's price, your financial advisor must receive your request prior to the
                   close of regular trading on the NYSE, usually 4:00 p.m.
                   Eastern time. Your financial advisor may charge you fees
                   for executing a redemption for you.
 ------------------------------------------------------------------------------
 By exchange       You or your financial advisor may sell shares of the Fund
                   by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund
                   distributed by Columbia Funds Distributor, Inc. at no
                   additional cost. To exchange by telephone, call
                   1-800-422-3737.
 ------------------------------------------------------------------------------
 By telephone      You or your financial advisor may sell shares of the Fund
                   by telephone and request that a check be sent to your
                   address of record by calling 1-800-422-3737, unless you
                   have notified the Fund of an address change within the
                   previous 30 days. The dollar limit for telephone sales is
                   $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.
 ------------------------------------------------------------------------------
 By mail           You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                   address below. In your letter of instruction, note the
                   Fund's name, share class, account number, and the dollar
                   value or number of shares you wish to sell. All account
                   owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock
                   exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program for amounts over
                   $100,000 or for alternate payee or mailing instructions.
                   Additional documentation is required for sales by
                   corporations, agents, fiduciaries, surviving joint owners
                   and individual retirement account owners. For details, call
                   1-800-345-6611.
                   Mail your letter of instruction to Columbia Funds Services,
                   Inc., P.O. Box 8081, Boston, MA 02266-8081.
 ------------------------------------------------------------------------------
 By wire           You may sell shares of the Fund and request that the
                   proceeds be wired to your bank. You must set up this
                   feature prior to your request. Be sure to complete the
                   appropriate section of the account application for this
                   feature.
 ------------------------------------------------------------------------------
 By systematic     You may automatically sell a specified dollar amount or
 withdrawal plan   percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                   available if you hold your shares in certificate form. All dividend and capital gains distributions must be
                   reinvested. Be sure to complete the appropriate section of the account application for this feature.
 ------------------------------------------------------------------------------
 By electronic     You may sell shares of the Fund and request that the
 funds transfer    proceeds be electronically transferred to your bank.
                   Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                   request. Be sure to complete the appropriate section of the account application for this feature.


                                                                             ---

Your Account



FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------



The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.



The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.



The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.



For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.



Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.



The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.



The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.


---

Your Account



DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

Rule 12b-1 Plan The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The Fund's Board of Trustees currently limits total payments under the Rule 12b-1 plan for Class A shares to 0.25%. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account--Sales Charges" for the conversion schedules applicable to Class B shares.



Additional Intermediary Compensation In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.



Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts; (ii) occasional meals; or other entertainment; and/or (iii) support for financial service firm educational or training events.



In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.



In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

                                                                             ---

Your Account



When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

Share Certificates Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.

Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

 Types of Distributions

   Dividends      Represents interest and dividends earned from securities
                  held by the Fund, net of expenses incurred by the Fund.
  ----------------------------------------------------------------------------
   Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


       ------------------------------------------------------------------

         UNDERSTANDING FUND DISTRIBUTIONS
         The Fund may earn income from the securities it holds. The
         Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
       ------------------------------------------------------------------


Distribution Options The Fund distributes any dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.


---

Your Account



If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

 Distribution Options

    Reinvest all distributions in additional shares of your current fund
  ---------------------------------------------------------------------------
    Reinvest all distributions in shares of another fund
  ---------------------------------------------------------------------------
    Receive dividends in cash (see options below) and reinvest capital gains
  ---------------------------------------------------------------------------
    Receive all distributions in cash (with one of the following options):
  .  send the check to your address of record
  .  send the check to a third party address
  .  transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.



Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.


In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

                                                                             ---

Managing the Fund
-------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.





For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to 0.xx% of average daily net assets of the Fund.



PORTFOLIO MANAGER

--------------------------------------------------------------------------------



Michael A. Welhoelter, senior vice president of Columbia Management, is manager of the Fund and has managed or co-managed the Fund since January, 2003. Mr. Welhoelter has been associated with Columbia Management since November, 2001. Prior to joining Columbia Management, Mr. Welhoelter was a portfolio manager for the Long/Short Market Neutral product and the Large Cap Core product in the Structured Products Group of Credit Suisse Asset Management from July, 1997 to October, 2001.


---

Financial Highlights
-------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's fiscal period since inception, which run from October 1 to September 30, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for the year ended September 30, 2004, have been audited by [ ], an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the period ended September 30, 2003, has been derived from the Fund's financial statements which have been audited by [ ], an independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.


 The Fund


                                                      Year ended   Period ended
                                                     September 30, September 30,
                                                       2004           2003
                                                        Class A       Class A
                                                     ------------- -------------




                                                                             ---

Financial Highlights


 The Fund


                                                      Year ended   Period ended
                                                     September 30, September 30,
                                                       2004            2003
                                                        Class B       Class B
                                                     ------------- -------------




---

Financial Highlights


 The Fund


                                                      Year ended   Period ended
                                                     September 30, September 30,
                                                       2004//      2003
                                                        Class C       Class C
                                                     ------------- -------------
 Net asset value --
 Beginning of period ($)
------------------------------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment income (loss)/(d)/
   Net realized and unrealized gain on investments
------------------------------------------------------------------------------------
  Total from Investment Operations
------------------------------------------------------------------------------------
 Less Distributions Declared
 to Shareholders ($):
   From net investment income
------------------------------------------------------------------------------------
 Net asset value --
 End of period
------------------------------------------------------------------------------------
  Total return (%)/(e)/
------------------------------------------------------------------------------------
 Ratios to Average Net Assets/
 Supplemental Data (%):
   Expenses/(h)/
   Net investment income (loss)/(h)/
   Waiver/reimbursement
  Portfolio turnover rate (%)/(g)/
  Net assets, end of period (000's) ($)



                                                                             ---

Notes
-------------------------------------------------------------------------------

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Notes


================================================================================

                                                                             ---

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.



You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visit the Fund's website at:


Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:


Columbia Funds Trust XI: 811-4978



..  Columbia Disciplined Value Fund


--------------------------------------------------------------------------------

[LOGO] ColumbiaFunds

       A Member of Columbia Management Group

       (C)2005 Columbia Funds Distributor, Inc.
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.columbiafunds.com

Columbia Disciplined Value Fund         Prospectus, February 1, 2005
--------------------------------------------------------------------


Class T and G Shares

Advised by Columbia Management Advisors, Inc.


--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                  2
--------------------------------------------
Investment Goals........................  2
Principal Investment Strategies.........  2
Principal Investment Risks..............  3
Performance History.....................  3
Your Expenses...........................  5

YOUR ACCOUNT                              7
--------------------------------------------
How to Buy Shares.......................  7
Sales Charges...........................  8
How to Exchange Shares.................. 11
How to Sell Shares...................... 11
Fund Policy on Trading of Fund Shares... 12
Distribution and Service Fees........... 13
Other Information About Your Account.... 14



MANAGING THE FUND                        17
--------------------------------------------
Investment Advisor...................... 17
Portfolio Manager....................... 17

FINANCIAL HIGHLIGHTS                     18
--------------------------------------------

Class T and G shares are sold only to investors who received (and who have continuously held) Class T or G shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[LOGO] Not FDIC  May Lose Value
       Insured   No Bank Guarantee

The Fund
-------------------------------------------------------------------------------

INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks long-term capital appreciation. Income is secondary to the objective of capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, mainly common stocks that the Fund's investment advisor believes are undervalued. The Fund may invest in companies of all sizes, but invests most of its assets in companies that have a market capitalization of more than $1.5 billion.

The advisor starts with a universe of what it believes to be generally out-of-favor, undervalued securities (often called value stocks) that may subsequently increase in value. The advisor then uses a combination of proprietary systematic and fundamental analysis to identify stocks with improving fundamentals and other attractive characteristics that it believes will outperform their peers. The focus of systematic analysis is on bottom-up characteristics such as measures of valuation, quality and catalysts. This is then coupled with a top-down analysis of market and economic conditions to adjust the emphasis in the portfolio. The fundamental analysis is based on in-depth analysis from our research department that uses a variety of judgmental factors, including discounted cash flow analysis. The advisor uses a disciplined process to review the results and to assess the risks in both the overall portfolio and of the individual positions, versus the likelihood of outperformance. Fund holdings are reviewed frequently and are sold when analysis shows they are overvalued, the fundamentals have changed, or there are more attractive alternatives.

        ----------------------------------------------------------------
          Value stocks are stocks that appear to be underpriced based on measures such as lower price-to-earnings, price-to-book value and price-to-earnings growth ratios.
        ----------------------------------------------------------------

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or investment strategies.

As part of its investment strategy, the Fund may buy and sell securities frequently. Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains (which are taxable at higher rates than long-term capital gains). Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.

---

The Fund



PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.


Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of the company's stock may fall, or may not approach the value the advisor has placed on it.





Small- or mid-cap companies may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stocks.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class T shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class T and G shares, including sales charges, compare with those of broad measures of market performance for one-year, five-years and ten-years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.


                                                                             ---

The Fund




       ------------------------------------------------------------------

         UNDERSTANDING PERFORMANCE
         Calendar Year Total Returns show the Fund's Class T share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

         Average Annual Total Returns are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

         The Fund's returns are compared to the Russell 1000 Value
         Index (Russell Index), an unmanaged index that tracks the performance of those companies in the Russell Index with lower price-to-book ratios and lower forecasted growth
         values. Unlike the Fund, indices are not investments, do
         not incur fees, expenses or taxes and are not
         professionally managed. The Fund's returns are also
         compared to the average return of the funds included in the Lipper Multi-Cap Value Funds Category (Lipper Average), as calculated by Lipper, Inc. This category is composed of funds with investment objectives similar to those of the
         Fund. Sales charges are not reflected in the Lipper Average.
       ------------------------------------------------------------------


 Calendar Year Total Returns (Class T)/(1)/

                                    [CHART]
 1995    1996    1997    1998    1999    2000    2001   2002    2003    2004
------  ------  ------  ------  ------  ------- ------ ------  ------  ------
27.78%  21.09%  27.66%  23.75%   6.67%  -3.19%  4.79% -29.72%  28.06%





                       For the periods shown in bar chart:
                       Best quarter:    quarter     ,
                       Worst quarter:    quarter     ,


(1) The calendar year total returns shown for Class T shares include the returns of Retail A shares of the Galaxy Equity Value Fund (the Galaxy
    Fund), the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class T shares were initially offered by the Fund.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

---

The Fund




 Average Annual Total Returns -- for periods ended December 31, 2004



                                                               1 Year 5 Years 10 Years
Class T (%)
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and Sale of Fund Shares
--------------------------------------------------------------------------------------
Class G (%)
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and Sale of Fund Shares
--------------------------------------------------------------------------------------
Russell Index (%)
--------------------------------------------------------------------------------------
Lipper Average (%)


(1) The average annual total returns shown include the returns of Retail A Shares (for Class T shares) and Retail B Shares (for Class G shares) of the Galaxy Fund for periods prior to November 25, 2002, the date on which Class T and Class G shares were initially offered by the Fund. The returns shown for Class G shares also include the returns of Retail A Shares (adjusted to reflect the sales charges applicable to Class G shares), for periods prior to the inception of Retail B Shares of the Galaxy Fund (March 4, 1996). Retail A Shares were initially offered on September 1, 1988. Class G shares generally would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class G shares exceed expenses paid by Retail A Shares.


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


       ------------------------------------------------------------------

         UNDERSTANDING EXPENSES
         Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

         Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

         Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.
         Except as noted, the table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the
         following hypothetical conditions:
         .  $10,000 initial investment
         .  5% total return for each year
         .  Fund operating expenses remain the same
         .  Reinvestment of all dividends and distributions
         .  Class G shares convert to Class T shares after eight
            years
       ------------------------------------------------------------------


                                                                             ---

The Fund




 Shareholder Fees/(1)/ (paid directly from your investment)



                                                                       Class T   Class G
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                5.75       0.00
----------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)  1.00/(2)/  5.00
----------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                      /(3)/    /(3)/


(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) This charge applies only to certain Class T shares bought without an initial sales charge that are sold within 18 months of purchase.


(3) There is a $7.50 charge for wiring sale proceeds to your bank.


 Annual Fund Operating Expenses (deducted directly from Fund assets)


                                                     Class T Class G
           Management fee (%)
           ---------------------------------------------------------
           Distribution and service (12b-1) fees (%)
           ---------------------------------------------------------
           Other expenses (%)
           ---------------------------------------------------------
           Total annual fund operating expenses (%)


(1) The Fund pays a management fee of      and an administration fee of     .


(2) The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.95% during the current fiscal year.


(3) The Fund may pay shareholder service fees (which are included in other expenses) up to a maximum of 0.50% of such Fund's daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative services), but will limit such fees to an aggregate fee of not more than 0.30% during the current fiscal year.


(4) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.


 Example Expenses (your actual costs may be higher or lower)


       Class                             1 Year 3 Years 5 Years 10 Years
       Class T
       -----------------------------------------------------------------
       Class G: did not sell your shares
                sold all your shares
                at the end of the period


---

Your Account
-------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot
Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.


    -----------------------------------------------------------------------

      INVESTMENT MINIMUMS
      Initial Minimums:
      Initial Investment.......................................... $1,000
      Automatic Investment Plan...................................    $50
      Retirement Plan.............................................    $25
      The Fund reserves the right to change these investment minimums.
      The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
      Class T and G shares are sold only to investors who received (and who have continuously held) Class T or G shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).
    -----------------------------------------------------------------------


 Outlined below are the various options for buying shares:


Method             Instructions
Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                   your request prior to the close of regular trading on the
                   New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                   time. Your financial advisor may charge you fees for
                   executing the purchase for you.
-------------------------------------------------------------------------------
By check           For existing accounts, fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and
                   account number with a check made payable to the Fund to
                   Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA
                   02266-8081.
-------------------------------------------------------------------------------
By exchange        You or your financial advisor may acquire shares of the
                   Fund for your account by exchanging Class T or Class G
                   shares you own in a different fund distributed by Columbia
                   Funds Distributor, Inc. for shares of the same class of the
                   Fund at no additional cost. There may be an additional
                   sales charge if exchanging from a money market fund. To
                   exchange by telephone, call 1-800-422-3737.
-------------------------------------------------------------------------------
By wire            You may purchase shares of the Fund by wiring money from
                   your bank account to your Fund account. To wire funds to
                   your Fund account, call 1-800-422-3737 for wiring
                   instructions.
-------------------------------------------------------------------------------
By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds
                   transfer may take up to two business days to settle and be considered in ''good form.'' You must set up this feature
                   prior to your telephone request. Be sure to complete the
                   appropriate section of the application.
-------------------------------------------------------------------------------
Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                   transfer. Be sure to complete the appropriate section of
                   the application for this feature.
-------------------------------------------------------------------------------
Automated dollar   You may purchase shares of the Fund for your account by
cost averaging     exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   Exchanges will continue so long as your fund balance is
                   sufficient to complete the transfers. You may terminate
                   your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-345-6611. There may
                   be an additional sales charge if exchanging from a money
                   market fund. Be sure to complete the appropriate section of the account application for this feature.
-------------------------------------------------------------------------------
By dividend        You may automatically invest dividends distributed by
diversification    another fund into the same class of shares (and, in some
                   cases, certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if
                   exchanging from a money market fund. To invest your
                   dividends in the Fund, call 1-800-345-6611.


                                                                             ---

Your Account



SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information.


Class T shares Your purchases of Class T shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class T shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

 Class T Sales Charges

                                                             % of offering
                                       As a % of                 price
                                       the public   As a %    retained by
                                        offering   of your     financial
      Amount purchased                   price    investment    advisor
      Less than $50,000                   5.75       6.10        5.00
      --------------------------------------------------------------------
      $50,000 to less than $100,000       4.50       4.71        3.75
      --------------------------------------------------------------------
      $100,000 to less than $250,000      3.50       3.63        2.75
      --------------------------------------------------------------------
      $250,000 to less than $500,000      2.50       2.56        2.00
      --------------------------------------------------------------------
      $500,000 to less than $1,000,000    2.00       2.04        1.75
      --------------------------------------------------------------------
      $1,000,000 or more                  0.00       0.00        0.00

Class T shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class T share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

For Class T share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

 Purchases Over $1 Million

      Amount purchased                                        Commission %
      Less than $3 million                                        1.00
      --------------------------------------------------------------------
      $3 million to less than $5 million                          0.80
      --------------------------------------------------------------------
      $5 million to less than $25 million                         0.50
      --------------------------------------------------------------------
      $25 million or more                                         0.25

The commission to financial advisors for Class T share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

---

Your Account



       ------------------------------------------------------------------

         UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES
         Certain investments in Class T and G shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the
         time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the
         longest.
       ------------------------------------------------------------------


Reduced Sales Charges for Larger Investments.



A. What are the principal ways to obtain a breakpoint discount?



There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.



Rights of Accumulation The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.



Statement of Intent You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information. Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date the Statement of Intent is received by the Fund.



B. What accounts are eligible for breakpoint discounts?



The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:



   .  Individual accounts



   .  Joint accounts



   .  Certain IRA accounts



   .  Certain trusts



   .  UTMA/UGMA accounts



For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include


                                                                             ---

Your Account



those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.



C. How do I obtain a breakpoint discount?



The steps necessary to obtain a breakpoint discount depends on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.



D. How can I obtain more information about breakpoint discounts?



Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.



Class G shares Your purchases of Class G shares are at Class G's net asset value. Class G shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class G shares as described in the chart below.


 Class G Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                    Through first year              5.00
                 ---------------------------------------------
                    Through second year             4.00
                 ---------------------------------------------
                    Through third year              4.00
                 ---------------------------------------------
                    Through fourth year             4.00
                 ---------------------------------------------
                    Through fifth year              3.00
                 ---------------------------------------------
                    Through sixth year              2.00
                 ---------------------------------------------
                    Through seventh year            1.00
                 ---------------------------------------------
                    Longer than seven years         0.00

Commission to financial advisors is 4.00%.

---

Your Account



Automatic conversion to Class T shares occurs eight years after purchase.

Please see the Statement of Additional Information for the CDSCs and conversion schedules applicable to Class G shares received in exchange for Retail B Shares of the Galaxy Fund purchased or acquired prior to January 1, 2001.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your Class T shares for Class A or Class T shares, and may exchange your Class G shares for Class B or Class G shares, of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Class A or Class B shares acquired upon exchange of Class T and Class G shares may not be further exchanged back into Class T or Class G shares unless you continue to hold Class T or Class G shares. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

                                                                             ---

Your Account



 Outlined below are the various options for selling shares:


 Method            Instructions
 Through your      You may call your financial advisor to place your sell
 financial advisor order. To receive the current trading day's price, your financial advisor must receive your request prior to the
                   close of regular trading on the NYSE, usually 4:00 p.m.
                   Eastern time. Your financial advisor may charge you fees
                   for executing a redemption for you.
 ------------------------------------------------------------------------------
 By exchange       You or your financial advisor may sell shares of the Fund
                   by exchanging from the Fund into the same share class (or
                   Class A and Class B shares, for Class T and Class G shares, respectively) of another fund distributed by Columbia Funds
                   Distributor, Inc. at no additional cost. To exchange by
                   telephone, call 1-800-422-3737.
 ------------------------------------------------------------------------------
 By telephone      You or your financial advisor may sell shares of the Fund
                   by telephone and request that a check be sent to your
                   address of record by calling 1-800-422-3737, unless you
                   have notified the Fund of an address change within the
                   previous 30 days. The dollar limit for telephone sales is
                   $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.
 ------------------------------------------------------------------------------
 By mail           You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                   address below. In your letter of instruction, note the
                   Fund's name, share class, account number, and the dollar
                   value or number of shares you wish to sell. All account
                   owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock
                   exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program for amounts over
                   $100,000 or for alternate payee or mailing instructions.
                   Additional documentation is required for sales by
                   corporations, agents, fiduciaries, surviving joint owners
                   and individual retirement account owners. For details, call
                   1-800-345-6611.
                   Mail your letter of instruction to Columbia Funds Services,
                   Inc., P.O. Box 8081, Boston, MA 02266-8081.
 ------------------------------------------------------------------------------
 By wire           You may sell shares of the Fund and request that the
                   proceeds be wired to your bank. You must set up this
                   feature prior to your request. Be sure to complete the
                   appropriate section of the account application for this
                   feature.
 ------------------------------------------------------------------------------
 By systematic     You may automatically sell a specified dollar amount or
 withdrawal plan   percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                   available if you hold your shares in certificate form. All dividend and capital gains distributions must be
                   reinvested. Be sure to complete the appropriate section of the account application for this feature.
 ------------------------------------------------------------------------------
 By electronic     You may sell shares of the Fund and request that the
 funds transfer    proceeds be electronically transferred to your bank.
                   Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                   request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------



The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.



The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.


---

Your Account




The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.



For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.



Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.



The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.



The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.


DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

Rule 12b-1 Plan The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class G shares and certain services provided to you by your financial advisor. The annual fees for shareholder liaison services and administrative support may equal up to 0.50% for Class G shares. The annual distribution fee may equal up to 0.65% for Class G shares. The Fund does not intend to pay more than a total of 0.95% for Class G shares in distribution and shareholder service fees during the current fiscal year. The Fund has also adopted a plan that permits it to pay for certain services provided to Class T shareholders by their financial advisors. The annual service fee may equal up to 0.50% for Class T shares. The Fund does not intend to pay more than 0.30% for Class T shares in shareholder service fees during the current fiscal year. The foregoing fees are paid out of the assets of the relevant class. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class G shares automatically convert to Class T shares after a certain number of years, eliminating a portion of these fees upon conversion. Conversion may occur six or eight years after purchase, depending on the program


                                                                             ---

Your Account


under which you purchased your shares. See "Your Account--Sales Charges" or the Statement of Additional Information for the conversion schedules applicable to Class G shares.


Additional Intermediary Compensation In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.



Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts; (ii) occasional meals; or other entertainment; and/or (iii) support for financial service firm educational or training events.



In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.



In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

---

Your Account




The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.


Share Certificates Share certificates are not available for any class of shares offered by the Fund.


Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

 Types of Distributions

   Dividends      Represents interest and dividends earned from securities
                  held by the Fund, net of expenses incurred by the Fund.
  ----------------------------------------------------------------------------
   Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

       ------------------------------------------------------------------

         UNDERSTANDING FUND DISTRIBUTIONS
         The Fund may earn income from the securities it holds. The
         Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
       ------------------------------------------------------------------


Distribution Options The Fund distributes any dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

 Distribution Options

    Reinvest all distributions in additional shares of your current fund
  ---------------------------------------------------------------------------
    Reinvest all distributions in shares of another fund
  ---------------------------------------------------------------------------
    Receive dividends in cash (see options below) and reinvest capital gains
  ---------------------------------------------------------------------------
    Receive all distributions in cash (with one of the following options):
  .  send the check to your address of record
  .  send the check to a third party address
  .  transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.


                                                                             ---

Your Account




Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.


In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

---

Managing the Fund
-------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.





For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to 0.xx% of average daily net assets of the Fund.



PORTFOLIO MANAGER

--------------------------------------------------------------------------------



Michael A. Welhoelter, senior vice president of Columbia Management, is manager of the Fund and has managed or co-managed the Fund since January, 2003. Mr. Welhoelter has been associated with Columbia Management since November, 2001. Prior to joining Columbia Management, Mr. Welhoelter was a portfolio manager for the Long/Short Market Neutral product and the Large Cap Core product in the Structured Products Group of Credit Suisse Asset Management from July, 1997 to October, 2001.


                                                                             ---

Financial Highlights
-------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from October 1 to September 30, unless otherwise indicated. Information shown is that of Class T and Class G shares (formerly Retail A shares and Retail B shares, respectively, of the Galaxy Equity Value Fund prior to reorganization). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for the fiscal year ended September 30, 2004, have been audited by [ ], an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the period ended September 30, 2003 and the fiscal years ended October 31, 2002, 2001, 2000 and 1999 has been derived from the Fund's financial statements which have been audited by [ ], an independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.


 The Fund


                                                 Year ended     Period ended
                                                September 30,   September 30,              Year ended October 31,
                                                    2004            2003         2002        2001         2000       1999
                                                   Class T         Class T      Class T     Class T      Class T    Class T
                                                -------------   -------------   -------  -------       -------      -------





---

Financial Highlights



 The Fund


                                                 Year ended    Period ended
                                                September 30,  September 30,            Year ended October 31,
                                                    2004           2003         2002      2001         2000      1999
                                                   Class G        Class G      Class G   Class G      Class G   Class G
                                                -------------  -------------   ------- -------      -------     -------


              ---

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.



You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visit the Fund's website at:


Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:


Columbia Funds Trust XI: 811-4978



..  Columbia Disciplined Value Fund


--------------------------------------------------------------------------------

[LOGO] ColumbiaFunds

       A Member of Columbia Management Group

       (C)2005 Columbia Funds Distributor, Inc.
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.columbiafunds.com

Columbia Disciplined Value Fund         Prospectus, February 1, 2005
-------------------------------------------------------------------------------


Class Z Shares

Advised by Columbia Management Advisors, Inc.

--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                  2
--------------------------------------------
Investment Goals........................  2
Principal Investment Strategies.........  2
Principal Investment Risks..............  3
Performance History.....................  3
Your Expenses...........................  5

YOUR ACCOUNT                              7
--------------------------------------------
How to Buy Shares.......................  7
Eligible Investors......................  8
Sales Charges...........................  9
How to Exchange Shares..................  9
How to Sell Shares......................  9
Fund Policy on Trading of Fund Shares... 10
Intermediary Compensation............... 11
Other Information About Your Account.... 12



MANAGING THE FUND                        14
--------------------------------------------
Investment Advisor...................... 14
Portfolio Manager....................... 14

FINANCIAL HIGHLIGHTS                     15
--------------------------------------------

Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[LOGO] Not FDIC  May Lose Value
       Insured   No Bank Guarantee

The Fund
-------------------------------------------------------------------------------

INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks long-term capital appreciation. Income is secondary to the objective of capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, mainly common stocks that the Fund's investment advisor believes are undervalued. The Fund may invest in companies of all sizes, but invests most of its assets in companies that have a market capitalization of more than $1.5 billion.

The advisor starts with a universe of what it believes to be generally out-of-favor, undervalued securities (often called value stocks) that may subsequently increase in value. The advisor then uses a combination of proprietary systematic and fundamental analysis to identify stocks with improving fundamentals and other attractive characteristics that it believes will outperform their peers. The focus of systematic analysis is on bottom-up characteristics such as measures of valuation, quality and catalysts. This is then coupled with a top-down analysis of market and economic conditions to adjust the emphasis in the portfolio. The fundamental analysis is based on in-depth analysis from our research department that uses a variety of judgmental factors, including discounted cash flow analysis. The advisor uses a disciplined process to review the results and to assess the risks in both the overall portfolio and of the individual positions, versus the likelihood of outperformance. Fund holdings are reviewed frequently and are sold when analysis shows they are overvalued, the fundamentals have changed, or there are more attractive alternatives.

        ----------------------------------------------------------------
          Value stocks are stocks that appear to be underpriced based on measures such as lower price-to-earnings, price-to-book value and price-to-earnings growth ratios.
        ----------------------------------------------------------------

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or investment strategies.

As part of its investment strategy, the Fund may buy and sell securities frequently. Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains (which are taxable at higher rates than long-term capital gains). Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.

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The Fund



PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.


Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of the company's stock may fall, or may not approach the value the advisor has placed on it.





Small- or mid-cap companies may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stocks.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of broad measures of market performance for one-year, five-years and ten-years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.


                                                                             ---

The Fund




       ------------------------------------------------------------------

         UNDERSTANDING PERFORMANCE
         Calendar Year Total Returns show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

         Average Annual Total Returns are a measure of the Fund's
         Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.

         The Fund's returns are compared to the Russell 1000 Value
         Index (Russell Index), an unmanaged index that tracks the performance of those companies in the Russell Index with lower price-to-book ratios and lower forecasted growth
         values. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. The Fund's returns are also compared to the average return of the funds included in the Lipper Multi-Cap Value
         Funds Category (Lipper Average), as calculated by Lipper,
         Inc. This category is composed of funds with investment objectives similar to those of the Fund. Sales charges are not reflected in the Lipper Average.
       ------------------------------------------------------------------


 Calendar Year Total Returns (Class Z)/(1)/

                                    [CHART]
 1995    1996    1997    1998    1999    2000   2001    2002      2003    2004
------  ------  ------  ------  ------  ------  -----  -------   ------  ------
28.45%  21.61%  28.08%  24.15%   7.08%  -2.90%  5.34%  -29.51%   28.65%




                       For the periods shown in bar chart:
                       Best quarter:      quarter     ,
                       Worst quarter:      quarter     ,


(1) The calendar year total returns shown for Class Z shares include the returns of Trust Shares of the Galaxy Equity Value Fund (the Galaxy Fund), the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class Z shares were initially offered by the Fund.


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The Fund



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 Average Annual Total Returns -- for periods ended December 31, 2004



                                                               1 Year 5 Years 10 Years
Class Z (%)
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and Sale of Fund Shares
--------------------------------------------------------------------------------------
Russell Index (%)
--------------------------------------------------------------------------------------
Lipper Average (%)


(1) The average annual total returns shown include returns of Trust Shares of the Galaxy Fund for periods prior to November 25, 2002, the date on which Class Z shares were initially offered by the Fund.


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


       ------------------------------------------------------------------

         UNDERSTANDING EXPENSES
         Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

         Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:
         .  $10,000 initial investment
         .  5% total return for each year
         .  Fund operating expenses remain the same
         .  Reinvestment of all dividends and distributions
       ------------------------------------------------------------------


                                                                             ---

The Fund




 Shareholder Fees/(1) /(paid directly from your investment)



  Maximum sales charge (load) on purchases (%)
  (as a percentage of the offering price)                               0.00
  ----------------------------------------------------------------------------
  Maximum deferred sales charge (load) on redemptions (%)
  (as a percentage of the lesser of purchase price or redemption price) 0.00
  ----------------------------------------------------------------------------
  Redemption fee (%)
  (as a percentage of amount redeemed, if applicable)                   /(2)/


(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) There is a $7.50 charge for wiring sale proceeds to your bank.


 Annual Fund Operating Expenses (deducted directly from Fund assets)


                  Management fee (%)
                  -------------------------------------------
                  Distribution and service (12b-1) fees (%)
                  -------------------------------------------
                  Other expenses (%)
                  -------------------------------------------
                  Total annual fund operating expenses (%)
                  -------------------------------------------


(1) The Fund pays a management fee of      and an administration fee of     .


(2) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.


 Example Expenses (your actual costs may be higher or lower)


         1 Year                   3 Years                   5 Years                   10 Years


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Your Account
-------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------
When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with Columbia Funds Services, Inc. or your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

 Outlined below are the various options for buying shares:


Method             Instructions
Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                   your request prior to the close of regular trading on the
                   New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                   time. Your financial advisor may charge you fees for
                   executing the purchase for you.
-------------------------------------------------------------------------------
By check           For new accounts, send a completed application and check
(new account)      made payable to the Fund to Columbia Funds Services, Inc.,
                   P.O. Box 8081, Boston, MA 02266-8081.
-------------------------------------------------------------------------------
By check           For existing accounts, fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and
                   account number with a check made payable to the Fund and
                   mailed to Columbia Funds Services, Inc., P.O. Box 8081,
                   Boston, MA 02266-8081.
-------------------------------------------------------------------------------
By exchange        You or your financial advisor may acquire shares of the
                   Fund for your account by exchanging shares you own in a
                   different fund distributed by Columbia Funds Distributor,
                   Inc. for shares of the same class of the Fund at no
                   additional cost. To exchange by telephone, call
                   1-800-422-3737. Please see "How to Exchange Shares" for
                   more information.
-------------------------------------------------------------------------------
By wire            You may purchase shares of the Fund by wiring money from
                   your bank account to your Fund account. To wire funds to
                   your Fund account, call 1-800-422-3737 for wiring
                   instructions.
-------------------------------------------------------------------------------
By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds
                   transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                   prior to your telephone request. Be sure to complete the
                   appropriate section of the application.
-------------------------------------------------------------------------------
Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                   transfer. Be sure to complete the appropriate section of
                   the application for this feature.
-------------------------------------------------------------------------------
Automated dollar   You may purchase shares of the Fund for your account by
cost averaging     exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   Exchanges will continue so long as your fund balance is
                   sufficient to complete the transfers. You may terminate
                   your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
-------------------------------------------------------------------------------
By dividend        You may automatically invest dividends distributed by
diversification    another fund into the same class of shares of the Fund at
                   no additional sales charge. To invest your dividends in the
                   Fund, call 1-800-345-6611.


                                                                             ---

Your Account



ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

   . Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Funds Distributor, Inc. (i) who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iii) who purchased certain no-load shares of funds merged with funds distributed by Columbia Funds Distributor, Inc.;


   . Any trustee or director (or family member of a trustee or director) of any fund distributed by Columbia Funds Distributor, Inc.; and



   . Any employee (or family member of an employee) of former FleetBoston Financial Corporation or its subsidiaries.


$100,000 minimum initial investment

   . Clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee; and

   . Any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

No minimum initial investment

   . Any client of Fleet National Bank or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet National Bank or the subsidiary);

   . A retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from Columbia Funds Distributor, Inc. or through a third-party broker-dealer;

   . Investors purchasing through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and

   . Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.


The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $25 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


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Your Account



SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

       ------------------------------------------------------------------

         CHOOSING A SHARE CLASS
         The Fund offers one class of shares in this prospectus --
         Class Z.

         The Fund also offers five additional classes of shares --
         Class A, B, C, T and G shares are available through separate prospectuses. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.
       ------------------------------------------------------------------

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

                                                                             ---

Your Account



 Outlined below are the various options for selling shares:


 Method            Instructions
 Through your      You may call your financial advisor to place your sell
 financial advisor order. To receive the current trading day's price, your financial advisor must receive your request prior to the
                   close of regular trading on the NYSE, usually 4:00 p.m.
                   Eastern time. Your financial advisor may charge you fees
                   for executing a redemption for you.
 ------------------------------------------------------------------------------
 By exchange       You or your financial advisor may sell shares of the Fund
                   by exchanging from the Fund into Class Z shares or Class A shares (only if Class Z is not offered) of another fund
                   distributed by Columbia Funds Distributor, Inc. at no
                   additional cost. To exchange by telephone, call
                   1-800-422-3737.
 ------------------------------------------------------------------------------
 By telephone      You or your financial advisor may sell shares of the Fund
                   by telephone and request that a check be sent to your
                   address of record by calling 1-800-422-3737, unless you
                   have notified the Fund of an address change within the
                   previous 30 days. The dollar limit for telephone sales is
                   $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.
 ------------------------------------------------------------------------------
 By mail           You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign
                   the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another
                   eligible guarantor that participates in the Medallion
                   Signature Guarantee Program for amounts over $100,000 or
                   for alternate payee or mailing instructions. Additional
                   documentation is required for sales by corporations,
                   agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                   Mail your letter of instruction to Columbia Funds Services,
                   Inc., P.O. Box 8081, Boston, MA 02266-8081.
 ------------------------------------------------------------------------------
 By wire           You may sell shares of the Fund and request that the
                   proceeds be wired to your bank. You must set up this
                   feature prior to your request. Be sure to complete the
                   appropriate section of the account application for this
                   feature.
 ------------------------------------------------------------------------------
 By systematic     You may automatically sell a specified dollar amount or
 withdrawal plan   percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. All dividend and
                   capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
 ------------------------------------------------------------------------------
 By electronic     You may sell shares of the Fund and request that the
 funds transfer    proceeds be electronically transferred to your bank.
                   Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                   request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------



The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.



The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.



The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.


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Your Account




For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.



Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.



The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.



The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.



INTERMEDIARY COMPENSATION

--------------------------------------------------------------------------------

The distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.



Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts; (ii) occasional meals; or other entertainment; and/or (iii) support for financial service firm educational or training events.



In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.


                                                                             ---

Your Account




In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How the Fund's Share Price is Determined The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

Share Certificates Share certificates are not available for Class Z shares.

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Your Account



Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

 Types of Distributions

   Dividends      Represents interest and dividends earned from securities
                  held by the Fund, net of expenses incurred by the Fund.
  ----------------------------------------------------------------------------
   Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

       ------------------------------------------------------------------

         UNDERSTANDING FUND DISTRIBUTIONS
         The Fund may earn income from the securities it holds. The
         Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
       ------------------------------------------------------------------


Distribution Options The Fund distributes any dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

 Distribution Options

    Reinvest all distributions in additional shares of your current fund
  ---------------------------------------------------------------------------
    Reinvest all distributions in shares of another fund
  ---------------------------------------------------------------------------
    Receive dividends in cash (see options below) and reinvest capital gains
  ---------------------------------------------------------------------------
    Receive all distributions in cash (with one of the following options):
  .  send the check to your address of record
  .  send the check to a third party address
  .  transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.



Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.


In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

                                                                             ---

Managing the Fund
-------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.





For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to 0.xx% of average daily net assets of the Fund.



PORTFOLIO MANAGER

--------------------------------------------------------------------------------



Michael A. Welhoelter, senior vice president of Columbia Management, is manager of the Fund and has managed or co-managed the Fund since January, 2003. Mr.Welhoelter has been associated with Columbia Management since November, 2001. Prior to joining Columbia Management, Mr. Welhoelter was a portfolio manager for the Long/Short Market Neutral product and the Large Cap Core product in the Structured Products Group of Credit Suisse Asset Management from July, 1997 to October, 2001.


---

Financial Highlights
-------------------------------------------------------------------------------



The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the last five fiscal years, which run from October 1 to September 30, unless otherwise indicated. Information shown is that of Class Z shares (formally Trust shares of the Galaxy Equity Value Fund prior to reorganization). Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for the fiscal year ended September 30, 2004, have been audited by [ ], an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the period ended September 30, 2003 and the fiscal years ended October 31, 2002, 2001, 2000 and 1999 has been derived from the Fund's financial statements which have been audited by [ ], an independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.


 The Fund


                                                 Year ended     Period ended
                                                September 30,   September 30,             Year ended October 31,
                                                    2004             2003        2002     2001       2000         1999
                                                   Class Z         Class Z      Class Z  Class Z    Class Z      Class Z
                                                -------------   -------------   -------  -------  -------      -------




                                                                             ---

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.



You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visit the Fund's website at:


Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:


Columbia Funds Trust XI: 811-4978



..  Columbia Disciplined Value Fund


--------------------------------------------------------------------------------

[LOGO] ColumbiaFunds

       A Member of Columbia Management Group

       (C)2005 Columbia Funds Distributor, Inc.
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.columbiafunds.com

   Effective March 1, 2004, the Fund is closed to both new investors and new accounts. For more information, see the section entitled "How to Buy Shares."



Columbia Small Cap Fund                 Prospectus, February 1, 2005
-------------------------------------------------------------------------------


Class A, B and C Shares

Advised by Columbia Management Advisors, Inc.

--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                  2
--------------------------------------------
Investment Goal.........................  2
Principal Investment Strategies.........  2
Principal Investment Risks..............  2
Performance History.....................  3
Your Expenses...........................  6

YOUR ACCOUNT                              8
--------------------------------------------
How to Buy Shares.......................  8
Sales Charges...........................  9
How to Exchange Shares.................. 14
How to Sell Shares...................... 14
Fund Policy on Trading of Fund Shares... 15
Distribution and Service Fees........... 16
Other Information About Your Account.... 17



MANAGING THE FUND                        20
--------------------------------------------
Investment Advisor...................... 20
Portfolio Manager....................... 20

FINANCIAL HIGHLIGHTS                     21
--------------------------------------------

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[LOGO] Not FDIC  May Lose Value
       Insured   No Bank Guarantee

The Fund
-------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests mainly in the common stocks of small companies that the Fund's investment advisor believes are undervalued. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies that have market capitalizations similar in size to those companies in the Russell 2000 Index. As of December 31, 2004, that index included companies with capitalizations between
approximately $     million and $     billion. All market capitalizations are
determined at the time of purchase. The Fund invests primarily in the common stock of U.S. issuers, but may invest up to 20% of its total assets in foreign equity securities. In selecting portfolio securities for the Fund, the advisor looks at the underlying strength of companies, their products, their competitive positions and the quality of their management. It also performs research to attempt to identify companies likely to benefit from emerging industry trends and potential market recoveries. A portfolio security may be sold if the advisor determines that it is no longer undervalued or if there has been a deterioration in the performance of the security or in the financial condition of the issuer.


        ----------------------------------------------------------------
          Value stocks are stocks that appear to be underpriced based on measures such as lower price-to-earnings, price-to-book value and price-to-earnings growth ratios.
        ----------------------------------------------------------------

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset

---

The Fund


classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.


Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of the company's stock may fall, or may not approach the value the advisor has placed on it.



Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.





Small- or mid-cap companies may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stocks.





An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of broad measures of market performance for one-year, five-years and ten-years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.


                                                                             ---

The Fund



       ------------------------------------------------------------------

         UNDERSTANDING PERFORMANCE
         Calendar Year Total Returns show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

         Average Annual Total Returns are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

         The Fund's returns are compared to the Russell 2000 Index, an unmanaged index that tracks the performance of the 2,000 smallest of the 3,000 largest U.S. companies based on market capitalization. The Fund's returns are also compared to the Standard & Poor's SmallCap 600 Composite Index (S&P SmallCap
         600), an unmanaged index that tracks the performance of 600 domestic companies traded on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P SmallCap 600 is heavily weighted with the stocks of companies with small market capitalizations. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
       ------------------------------------------------------------------

 Calendar Year Total Returns (Class A)/(1)/

                                    [CHART]

  1995    1996    1997    1998    1999    2000   2001     2002    2003    2004
 ------  ------  ------  ------  ------  ------  ------  ------  ------  -----
 31.49%  26.74%  31.23%  -5.38%  10.71%  16.99%  18.43%  -8.65%  38.81%



         The Class's          For the periods shown in bar chart:
         year-to-date total   Best quarter:
         return               Worst quarter:
         through December
         31, 2004 was

(1) The calendar year total returns shown for Class A shares include the returns of Prime A Shares of the Galaxy Small Cap Value Fund (Galaxy Fund), the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class A shares were initially offered by the Fund. The returns shown for Class A shares also include the returns of Retail A Shares of the Galaxy Fund for periods prior to the inception of Prime A Shares (October 31, 1998). Class A shares generally would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class A shares exceed expenses paid by Retail A Shares.

---

The Fund



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 Average Annual Total Returns -- for periods ended December 31, 2004/(1)/



                                                               1 Year 5 Years 10 Years
Class A (%)
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and Sale of Fund Shares
--------------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and Sale of Fund Shares
--------------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and Sale of Fund Shares
--------------------------------------------------------------------------------------
Russell 2000 Index (%)
--------------------------------------------------------------------------------------
S&P SmallCap 600 (%)


(1) The average annual total returns shown include the returns of Prime A Shares (for Class A shares) and Prime B Shares (for Class B shares) of the Galaxy Fund for periods prior to November 18, 2002, the date on which Class A and Class B shares were initially offered by the Fund. The returns shown for Class A shares and Class B shares also include the returns of Retail A Shares of the Galaxy Fund (adjusted, as necessary, to reflect the sales charges applicable to Class A shares and Class B shares, respectively) for periods prior to the date of inception of Prime A and Prime B Shares (October 31, 1998). Class A and Class B shares generally would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although returns would have been lower to the extent that expenses for Class A and Class B shares exceed expenses paid by Retail A Shares. The returns shown for Class C shares include the returns of Retail B Shares of the Galaxy Fund (adjusted to reflect the sales charges applicable to Class C shares) for periods prior to November 18, 2002, the date on which Class C shares were initially offered by the Fund. The returns shown for Class C shares also include the returns of Retail A Shares of the Galaxy Fund (adjusted to reflect the sales charges applicable to Class C shares) for periods prior to the date of inception of Retail B Shares (October 31, 1998). Class C shares generally would have had substantially similar returns because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class C shares exceed expenses paid by Retail A and Retail B Shares.


                                                                             ---

The Fund



YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


       ------------------------------------------------------------------

         UNDERSTANDING EXPENSES
         Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

         Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

         Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:
         .  $10,000 initial investment
         .  5% total return for each year
         .  Fund operating expenses remain the same
         .  Reinvestment of all dividends and distributions
         .  Class B shares convert to Class A shares after eight years
       ------------------------------------------------------------------



 Shareholder Fees/(1) /(paid directly from your investment)



                                                                       Class A   Class B Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                5.75       0.00    0.00
------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)  1.00/(2)/  5.00    1.00
------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                      /(3)/    /(3)/   /(3)/


(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.


(3) There is a $7.50 charge for wiring sale proceeds to your bank.


---

The Fund



 Annual Fund Operating Expenses (deducted directly from Fund assets)


                                                 Class A Class B Class C
       Management fee/(1)(3)/ (%)
       -----------------------------------------------------------------
       Distribution and service (12b-1) fees (%)
       -----------------------------------------------------------------
       Other expenses/(3)/ (%)
       -----------------------------------------------------------------
       Total annual fund operating expenses (%)


(1) The Fund pays a management fee of 0.xx% and an administration fee of 0.xx%.


(2) The Fund may pay distribution and services fees up to a maximum of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but will limit such fees to an aggregate of not more than 0.25% for Class A shares during the current fiscal year.


(3) Management fee and other expenses have been restated to reflect contractual changes to the management fee and transfer agency fees for the Fund effective November 1, 2003.


 Example Expenses (your actual costs may be higher or lower)


       Class                             1 Year 3 Years 5 Years 10 Years
       Class A
       -----------------------------------------------------------------
       Class B: did not sell your shares
                sold all your shares at
                the end of the period
       -----------------------------------------------------------------
       Class C: did not sell your shares
                sold all your shares
                at the end of the period


                                                                             ---

Your Account
-------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------




Effective March 1, 2004, the Fund is closed to both new investors and new accounts. Shareholders who have opened and funded an account with the Fund as of February 27, 2004 (i) may continue to make additional purchases in their accounts, (ii) may continue to reinvest dividends and capital gain distributions, and (iii) are allowed to open new accounts resulting from the transfer of existing assets in the Fund. All retirement plans that are held at the plan level and discretionary wrap programs that invest with the Fund and trade on an omnibus basis which are invested in the Fund prior to March 1, 2004, may continue to make additional investments. Certain retirement plans may require additional time to fund their accounts due to operational constraints. Those retirement plans must have chosen the Fund as an investment option prior to February 1, 2004 and must be funded by April 5, 2004 in order to continue to make additional purchases in their accounts.


Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.


    -----------------------------------------------------------------------

      INVESTMENT MINIMUMS
      Initial Minimums
      Initial Investment.......................................... $1,000
      Automatic Investment Plan...................................    $50
      Retirement Plan.............................................    $25
      The Fund reserves the right to change these investment minimums.
      The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
    -----------------------------------------------------------------------


 Outlined below are the various options for buying shares:


Method             Instructions
Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                   your request prior to the close of regular trading on the
                   New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                   time. Your financial advisor may charge you fees for
                   executing the purchase for you.
-------------------------------------------------------------------------------
By check           For new accounts, send a completed application and check
(new account)      made payable to the Fund to the transfer agent, Columbia
                   Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-------------------------------------------------------------------------------
By check           For existing accounts, fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and
                   account number with a check made payable to the Fund to
                   Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA
                   02266-8081.
-------------------------------------------------------------------------------
By exchange        You or your financial advisor may acquire shares of the
                   Fund for your account by exchanging shares you own in a
                   different fund distributed by Columbia Funds Distributor,
                   Inc. for shares of the same class (and, in some cases,
                   certain other classes) of the Fund at no additional cost.
                   There may be an additional sales charge if exchanging from a money market fund. To exchange by telephone, call
                   1-800-422-3737.
-------------------------------------------------------------------------------


---

Your Account



 Method           Instructions
 By wire          You may purchase shares of the Fund by wiring money from
                  your bank account to your Fund account. To wire funds to
                  your Fund account, call 1-800-422-3737 for wiring
                  instructions.
 -----------------------------------------------------------------------------
 By electronic    You may purchase shares of the Fund by electronically
 funds transfer   transferring money from your bank account to your Fund
                  account by calling 1-800-422-3737. An electronic funds
                  transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                  prior to your telephone request. Be sure to complete the
                  appropriate section of the application.
 -----------------------------------------------------------------------------
 Automatic        You may make monthly or quarterly investments automatically investment plan  from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                  transfer. Be sure to complete the appropriate section of
                  the application for this feature.
 -----------------------------------------------------------------------------
 Automated dollar You may purchase shares of the Fund for your account by
 cost averaging   exchanging $100 or more each month from another fund for
                  shares of the same class of the Fund at no additional cost.
                  Exchanges will continue so long as your fund balance is
                  sufficient to complete the transfers. You may terminate
                  your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-345-6611. There may
                  be an additional sales charge if exchanging from a money
                  market fund. Be sure to complete the appropriate section of the account application for this feature.
 -----------------------------------------------------------------------------
 By dividend      You may automatically invest dividends distributed by
 diversification  another fund into the same class of shares (and, in some cases, certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if
                  exchanging from a money market fund. To invest your
                  dividends in the Fund, call 1-800-345-6611.


SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information.


       ------------------------------------------------------------------

         CHOOSING A SHARE CLASS
         The Fund offers three classes of shares in this prospectus -- Class A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

         The Fund also offers three additional classes of shares,
         Class T, G and Z shares, exclusively to certain institutional and other investors. Class T, G and Z shares are made available through separate prospectuses provided to eligible institutional and other investors.
       ------------------------------------------------------------------

Class A shares Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

                                                                             ---

Your Account



 Class A Sales Charges

                                                             % of offering
                                       As a % of                 price
                                       the public   As a %    retained by
                                        offering   of your     financial
      Amount purchased                   price    investment    advisor
      Less than $50,000                   5.75       6.10        5.00
      --------------------------------------------------------------------
      $50,000 to less than $100,000       4.50       4.71        3.75
      --------------------------------------------------------------------
      $100,000 to less than $250,000      3.50       3.63        2.75
      --------------------------------------------------------------------
      $250,000 to less than $500,000      2.50       2.56        2.00
      --------------------------------------------------------------------
      $500,000 to less than $1,000,000    2.00       2.04        1.75
      --------------------------------------------------------------------
      $1,000,000 or more                  0.00       0.00        0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

 Purchases Over $1 Million

                Amount purchased                    Commission %
                Less than $3 million                    1.00
                ------------------------------------------------
                $3 million to less than $5 million      0.80
                ------------------------------------------------
                $5 million to less than $25 million     0.50
                ------------------------------------------------
                $25 million or more                     0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

       ------------------------------------------------------------------

         UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES
         Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your
         shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the
         time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the
         longest.
       ------------------------------------------------------------------

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Your Account






Reduced Sales Charges for Larger Investments.



A. What are the principal ways to obtain a breakpoint discount?



There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.



Rights of Accumulation The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.



Statement of Intent You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information. Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date the Statement of Intent is received by the Fund.



B. What accounts are eligible for breakpoint discounts?



The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:



   .  Individual accounts



   .  Joint accounts



   .  Certain IRA accounts



   .  Certain trusts



   .  UTMA/UGMA accounts



For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.



C. How do I obtain a breakpoint discount?



The steps necessary to obtain a breakpoint discount depends on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your


                                                                             ---

Your Account



immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.



D. How can I obtain more information about breakpoint discounts?



Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.


Class B shares Your purchases of Class B shares are made at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

Purchases of less than $250,000:

 Class B Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                     Through first year             5.00
                 ---------------------------------------------
                     Through second year            4.00
                 ---------------------------------------------
                     Through third year             3.00
                 ---------------------------------------------
                     Through fourth year            3.00
                 ---------------------------------------------
                     Through fifth year             2.00
                 ---------------------------------------------
                     Through sixth year             1.00
                 ---------------------------------------------
                     Longer than six years          0.00


Commission to financial advisors is 4.00%.


Automatic conversion to Class A shares occurs eight years after purchase.




You can pay a lower CDSC and reduce the period during which a CDSC would apply when making purchases of Class B shares through a financial advisor that participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation (as described above) apply, so that if the combined value of the eligible Fund accounts in all classes maintained by you and each member of your immediate family (as defined above), together with the value of your current purchase, is at or above a discount level, your current purchase will be


---

Your Account



subject to a lower CDSC and the applicable reduced holding period, provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. This Class B share discount program for larger purchases (as further described in the charts below) is not applicable to Class B shares received by former Galaxy Fund Prime B shareholders in connection with the reorganization of the former Galaxy Fund.


Purchases of $250,000 to less than $500,000:

 Class B Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                    Through first year              3.00
                 ---------------------------------------------
                    Through second year             2.00
                 ---------------------------------------------
                    Through third year              1.00
                 ---------------------------------------------
                    Longer than three years         0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

Purchases of $500,000 to less than $1 million:

 Class B Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                      Through first year            3.00
                 ---------------------------------------------
                      Through second year           2.00
                 ---------------------------------------------
                      Through third year            1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor that does not participate in the program to one that does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a non-participating fund or financial advisor that does not participate in the program, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

                                                                             ---

Your Account



Please see Appendix II of the Statement of Additional Information for the CDSCs and conversion schedule applicable to Class B shares received by Galaxy Fund Prime B shareholders in connection with the reorganization of the Galaxy Fund into the Fund.

Class C shares Your purchases of Class C shares are made at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.

 Class C Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                     Through first year             1.00
                 ---------------------------------------------
                     Longer than one year           0.00

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

---

Your Account



 Outlined below are the various options for selling shares:


 Method            Instructions
 Through your      You may call your financial advisor to place your sell
 financial advisor order. To receive the current trading day's price, your financial advisor must receive your request prior to the
                   close of regular trading on the NYSE, usually 4:00 p.m.
                   Eastern time. Your financial advisor may charge you fees
                   for executing a redemption for you.
 ------------------------------------------------------------------------------
 By exchange       You or your financial advisor may sell shares of the Fund
                   by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund
                   distributed by Columbia Funds Distributor, Inc. at no
                   additional cost. To exchange by telephone, call
                   1-800-422-3737.
 ------------------------------------------------------------------------------
 By telephone      You or your financial advisor may sell shares of the Fund
                   by telephone and request that a check be sent to your
                   address of record by calling 1-800-422-3737, unless you
                   have notified the Fund of an address change within the
                   previous 30 days. The dollar limit for telephone sales is
                   $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.
 ------------------------------------------------------------------------------
 By mail           You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                   address below. In your letter of instruction, note the
                   Fund's name, share class, account number, and the dollar
                   value or number of shares you wish to sell. All account
                   owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock
                   exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program for amounts over
                   $100,000 or for alternate payee or mailing instructions.
                   Additional documentation is required for sales by
                   corporations, agents, fiduciaries, surviving joint owners
                   and individual retirement account owners. For details, call
                   1-800-345-6611.

                   Mail your letter of instruction to Columbia Funds Services,
                   Inc., P.O. Box 8081, Boston, MA 02266-8081.
 ------------------------------------------------------------------------------
 By wire           You may sell shares of the Fund and request that the
                   proceeds be wired to your bank. You must set up this
                   feature prior to your request. Be sure to complete the
                   appropriate section of the account application for this
                   feature.
 ------------------------------------------------------------------------------
 By systematic     You may automatically sell a specified dollar amount or
 withdrawal plan   percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                   available if you hold your shares in certificate form. All dividend and capital gains distributions must be
                   reinvested. Be sure to complete the appropriate section of the account application for this feature.
 ------------------------------------------------------------------------------
 By electronic     You may sell shares of the Fund and request that the
 funds transfer    proceeds be electronically transferred to your bank.
                   Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                   request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------



The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.



The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.



The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.


                                                                             ---

Your Account




For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.



Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.



The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.



The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.


DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

Rule 12b-1 Plan The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The Fund's Board of Trustees currently limits total payments under the Rule 12b-1 plan for Class A shares to 0.25%. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account--Sales Charges" for the conversion schedules applicable to Class B shares.



Additional Intermediary Compensation In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in


---

Your Account



the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.



Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.



In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.



In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.


                                                                             ---

Your Account



You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.


Share Certificates Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.


Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

 Types of Distributions

   Dividends      Represents interest and dividends earned from securities
                  held by the Fund, net of expenses incurred by the Fund.
  ----------------------------------------------------------------------------
   Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

       ------------------------------------------------------------------

         UNDERSTANDING FUND DISTRIBUTIONS
         The Fund may earn income from the securities it holds. The
         Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
       ------------------------------------------------------------------


Distribution Options The Fund distributes any dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

 Distribution Options

    Reinvest all distributions in additional shares of your current fund
  ---------------------------------------------------------------------------
    Reinvest all distributions in shares of another fund
  ---------------------------------------------------------------------------
    Receive dividends in cash (see options below) and reinvest capital gains
  ---------------------------------------------------------------------------
    Receive all distributions in cash (with one of the following options):
  .  send the check to your address of record
  .  send the check to a third party address
  .  transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.



Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.


---

Your Account




In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. The Fund's investments in foreign securities may be subject to foreign withholding taxes. You may be entitled to claim a credit or deduction with respect to foreign taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

                                                                            ---

Managing the Fund
-------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.





For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other
fees paid to Columbia Management by the Fund, amounted to     % of average
daily net assets of the Fund.


PORTFOLIO MANAGER
--------------------------------------------------------------------------------
Peter Larson, a senior vice president of Columbia Management, is the manager for the Fund and has managed the Fund, including the predecessor funds, since it commenced operations in 1992. Mr. Larson has been associated with Columbia Management or its predecessors since 1963.

---

Financial Highlights
-------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's fiscal years since inception, which run from October 1 to September 30, unless otherwise indicated. Information for Class A shares and Class B shares prior to November 18, 2002, the date of reorganization, is for Prime A shares and Prime B shares, respectively, of the Galaxy Small Cap Value Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for the year ended September 30, 2004 have been audited by [_________]
, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the period ended September 30, 2003 and for the years ended October 31, 2002, 2001, 2000 and 1999 has been derived from the Fund's financial statements which have been audited by [_____________], an independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.


 The Fund


                                          Year ended      Period ended
                                         September 30,    September 30,              Year ended October 31,
                                             2004         2003/(b)(c)/       2002        2001        2000      1999/(d)/
                                            Class A          Class A        Class A     Class A     Class A    Class A
                                         -------------    -------------   -------      -------     -------     --------
 Net asset value --
 Beginning of period ($)
------------------------------------------------------------------------------------------------------------------------
 Income from Investment
 Operations ($):
   Net investment income (loss)/(e)/
   Net realized and unrealized gain
    (loss) on investments
------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations
------------------------------------------------------------------------------------------------------------------------
 Less Distributions Declared
 to Shareholders ($):
   From net investment income
   From net realized gains
------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to
   Shareholders
------------------------------------------------------------------------------------------------------------------------
 Net asset value --
 End of period ($)
------------------------------------------------------------------------------------------------------------------------
  Total return (%)/(f)(g)/
------------------------------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets/
 Supplemental Data (%):
   Expenses/(i)/
   Net investment income (loss)/(i)/
   Waiver/reimbursement
  Portfolio turnover rate (%)
  Net assets, end of period (000's) ($)


                                                                             ---

Financial Highlights


 The Fund


                                              Year ended     Period ended
                                             September 30,   September 30,               Year ended October 31,
                                               2004/(a)/     2003/(b)(c)/       2002         2001         2000      1999/(d)/
                                                Class B         Class B        Class B      Class B      Class B    Class B
                                             -------------   -------------   -------      -------      -------      --------
 Net asset value --
 Beginning of period ($)
-----------------------------------------------------------------------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment loss/(e)/
   Net realized and unrealized (gain) loss
    on investments
-----------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations
-----------------------------------------------------------------------------------------------------------------------------
 Less Distributions Declared
 to Shareholders ($):
   From net realized gains
-----------------------------------------------------------------------------------------------------------------------------
 Net asset value --
 End of period ($)
-----------------------------------------------------------------------------------------------------------------------------
  Total return (%)/(f)(g)/
-----------------------------------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets/
 Supplemental Data (%):
   Expenses/(i)/
   Net investment loss/(i)/
   Waiver/reimbursement
  Portfolio turnover rate (%)
  Net assets, end of period (000's) ($)




---

Financial Highlights


 The Fund


                                                       Year ended    Period ended
                                                      September 30,  September 30,
                                                        2004/(a)/    2003/(b)(c)/
                                                         Class C        Class C
                                                      -------------  -------------
 Net asset value --
 Beginning of period ($)
------------------------------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment loss
   Net realized and unrealized gain on investments
------------------------------------------------------------------------------------
  Total from Investment Operations
------------------------------------------------------------------------------------
 Less Distributions Declared
 to Shareholders:
   From net realized gains
------------------------------------------------------------------------------------
 Net asset value --
 End of period (%)
------------------------------------------------------------------------------------
  Total return (%)/(e)(f)/
------------------------------------------------------------------------------------
 Ratios to Average Net Assets/Supplemental Data (%):
   Expenses/(h)/
   Net investment income (loss)/(h)/
   Waiver/reimbursement
  Portfolio turnover rate(%)
  Net assets, end of period (000's)($)



                                                                             ---

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of portfolio holdings.



You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:


Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:


Columbia Funds Trust XI: 811-4978



..  Columbia Small Cap Fund


--------------------------------------------------------------------------------

[LOGO] ColumbiaFunds

       A Member of Columbia Management Group

       (C) 2005 Columbia Funds Distributor, Inc.
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.columbiafunds.com

   Effective March 1, 2004, the Fund is closed to both new investors and new accounts. For more information, see the section entitled "How to Buy Shares."



Columbia Small Cap Fund                 Prospectus, February 1, 2005
-------------------------------------------------------------------------------


Class T and G Shares

Advised by Columbia Management Advisors, Inc.

--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                  2
--------------------------------------------
Investment Goal.........................  2
Principal Investment Strategies.........  2
Principal Investment Risks..............  2
Performance History.....................  3
Your Expenses...........................  5

YOUR ACCOUNT                              7
--------------------------------------------
How to Buy Shares.......................  7
Sales Charges...........................  8
How to Exchange Shares.................. 11
How to Sell Shares...................... 11
Fund Policy on Trading of Fund Shares... 12
Distribution and Service Fees........... 13
Other Information About Your Account.... 14



MANAGING THE FUND                        17
--------------------------------------------
Investment Advisor...................... 17
Portfolio Manager....................... 17

FINANCIAL HIGHLIGHTS                     18
--------------------------------------------

Class T and G shares are sold only to investors who received (and who have continuously held) Class T or G shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[LOGO] Not FDIC    May Lose Value
       Insured     No Bank Guarantee

The Fund
-------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests mainly in the common stocks of small companies that the Fund's investment advisor believes are undervalued. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies that have market capitalizations similar in size to those companies in the Russell 2000 Index. As of December 31, 2004, that index included companies with capitalizations between
approximately $   million and $     billion. All market capitalizations are
determined at the time of purchase. The Fund invests primarily in the common stock of U.S. issuers, but may invest up to 20% of its total assets in foreign equity securities. In selecting portfolio securities for the Fund, the advisor looks at the underlying strength of companies, their products, their competitive positions and the quality of their management. It also performs research to attempt to identify companies likely to benefit from emerging industry trends and potential market recoveries. A portfolio security may be sold if the advisor determines that it is no longer undervalued or if there has been a deterioration in the performance of the security or in the financial condition of the issuer.


        ----------------------------------------------------------------

          Value stocks are stocks that appear to be underpriced based on measures such as lower price-to-earnings,
          price-to-book value and price-to-earnings growth ratios.
        ----------------------------------------------------------------

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset

---

The Fund


classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.


Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of the company's stock may fall, or may not approach the value the advisor has placed on it.




Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.


Small- or mid-Cap companies may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stocks.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class T shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class T and G shares, including sales charges, compare with those of broad measures of market performance for one-year, five-years and ten-years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.


                                                                             ---

The Fund



       ------------------------------------------------------------------

         UNDERSTANDING PERFORMANCE
         Calendar Year Total Returns show the Fund's Class T share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

         Average Annual Total Returns are a measure of the Fund's average performance over the past one-year, five-year and ten year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

         The Fund's returns are compared to the Russell 2000 Index, an unmanaged index that tracks the performance of the 2000 smallest of the 3,000 largest U.S. companies based on market capitalization. The Fund's returns are also compared to the Standard & Poor's SmallCap 600 Composite Index (S&P SmallCap
         600), an unmanaged index that tracks the performance of 600 domestic companies traded on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P SmallCap 600 is heavily weighted with the stocks of companies with small market capitalizations. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
       ------------------------------------------------------------------

 Calendar Year Total Returns (Class T)/(1)/

                                    [CHART]

  1995    1996    1997    1998    1999    2000    2001    2002    2003   2004
 ------  ------  ------  ------  ------  ------  ------  ------  ------  -----
 31.49%  26.74%  31.23%  -5.66%  10.45%  16.61%  18.29%  -8.63%  38.58%



The Class's year-to-date total return through For the periods shown in bar chart:
December 31, 2004 was                         Best quarter:
                                              Worst quarter:

(1) The calendar year total returns shown for Class T shares include the returns of Retail A Shares of the Galaxy Small Cap Value Fund (Galaxy
    Fund), the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class T shares were initially offered by the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

---

The Fund




 Average Annual Total Returns -- for periods ended December 31, 2004



                                                               1 Year 5 Years 10 Years
Class T (%)
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and Sale of Fund Shares
--------------------------------------------------------------------------------------
Class G (%)
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and Sale of Fund Shares
--------------------------------------------------------------------------------------
Russell 2000 Index (%)
--------------------------------------------------------------------------------------
S&P SmallCap 600 (%)

(2) The average annual total returns shown include the returns of Retail A Shares (for Class T shares) and Retail B Shares (for Class G shares) of the Galaxy Fund for periods prior to November 18, 2002, the date on which Class T and Class G shares were initially offered by the Fund. The returns shown for Class G shares also include the returns of Retail A Shares (adjusted to reflect the sales charges applicable to Class G shares) for periods prior to the inception of Retail B Shares of the Galaxy Fund (October 31, 1998). Retail A Shares were initially offered on February 12, 1993. Class G shares generally would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class G shares exceed expenses paid by Retail A Shares.

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


       ------------------------------------------------------------------

         UNDERSTANDING EXPENSES
         Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

         Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

         Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:
         .  $10,000 initial investment
         .  5% total return for each year
         .  Fund operating expenses remain the same
         .  Reinvestment of all dividends and distributions
         .  Class G shares convert to Class T shares after eight years
       ------------------------------------------------------------------


                                                                             ---

The Fund




 Shareholder Fees/(1) /(paid directly from your investment)



                                                                       Class T   Class G
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                5.75       0.00
----------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)  1.00/(2)/  5.00
----------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                      /(3)/    /(3)/


(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) This charge applies only to certain Class T shares bought without an initial sales charge that are sold within 18 months of purchase.


(3) There is a $7.50 charge for wiring sale proceeds to your bank.


 Annual Fund Operating Expenses (deducted directly from Fund assets)


                                                     Class T Class G
           Management fee/(1)(4)/ (%)
           ---------------------------------------------------------
           Distribution and service (12b-1) fees (%)
           ---------------------------------------------------------
           Other expenses/(4)/ (%)
           ---------------------------------------------------------
           Total annual fund operating expenses (%)


(1) The Fund pays a management fee of 0.xx% and an administration fee of 0.xx%.


(2) The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.95% during the current fiscal year.


(3) The Fund may pay shareholder service fees (which are included in other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative services), but will limit such fees to an aggregate fee of not more than 0.30% during the current fiscal year.


(4) Management fee and other expenses have been restated to reflect contractual changes to the management fee and transfer agency fees for the Fund effective November 1, 2003.


 Example Expenses (your actual costs may be higher or lower)


       Class                             1 Year 3 Years 5 Years 10 Years
       Class T
       -----------------------------------------------------------------
       Class G: did not sell your shares
                sold all your shares at
                the end of the period


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Your Account
-------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------



Effective March 1, 2004, the Fund is closed to both new investors and new accounts. Shareholders who have opened and funded an account with the Fund as of February 27, 2004 (i) may continue to make additional purchases in their accounts, (ii) may continue to reinvest dividends and capital gain distributions, and (iii) are allowed to open new accounts resulting from the transfer of existing assets in the Fund. All retirement plans that are held at the plan level and discretionary wrap programs that invest with the Fund and trade on an omnibus basis which are invested in the Fund prior to March 1, 2004, may continue to make additional investments. Certain retirement plans may require additional time to fund their accounts due to operational constraints. Those retirement plans must have chosen the Fund as an investment option prior to February 1, 2004 and must be funded by April 5, 2004 in order to continue to make additional purchases in their accounts.


Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.


    -----------------------------------------------------------------------

      INVESTMENT MINIMUMS
      Initial Minimums:
      Initial Investment.......................................... $1,000
      Automatic Investment Plan...................................    $50
      Retirement Plan.............................................    $25
      The Fund reserves the right to change these investment minimums.
      The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
    -----------------------------------------------------------------------


 Outlined below are the various options for buying shares:

Method             Instructions
Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                   your request prior to the close of regular trading on the
                   New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                   time. Your financial advisor may charge you fees for
                   executing the purchase for you.
-------------------------------------------------------------------------------
By check           For existing accounts, fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and
                   account number with a check made payable to the Fund to
                   Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA
                   02266-8081.
-------------------------------------------------------------------------------
By exchange        You or your financial advisor may acquire shares of the
                   Fund for your account by exchanging Class T or Class G
                   shares you own in a different fund distributed by Columbia
                   Funds Distributor, Inc. for shares of the same class of the
                   Fund at no additional cost. There may be an additional
                   charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.
-------------------------------------------------------------------------------
By wire            You may purchase shares of the Fund by wiring money from
                   your bank account to your Fund account. To wire funds to
                   your Fund account, call 1-800-422-3737 for wiring
                   instructions.
-------------------------------------------------------------------------------

                                                                             ---

Your Account



 Method           Instructions
 By electronic    You may purchase shares of the Fund by electronically
 funds transfer   transferring money from your bank account to your Fund
                  account by calling 1-800-422-3737. An electronic funds
                  transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                  prior to your telephone request. Be sure to complete the
                  appropriate section of the application.
 -----------------------------------------------------------------------------
 Automatic        You may make monthly or quarterly investments automatically investment plan  from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                  transfer. Be sure to complete the appropriate section of
                  the application for this feature.
 -----------------------------------------------------------------------------
 Automated dollar You may purchase shares of the Fund for your account by
 cost averaging   exchanging $100 or more each month from another fund for
                  shares of the same class of the Fund at no additional cost.
                  Exchanges will continue so long as your fund balance is
                  sufficient to complete the transfers. You may terminate
                  your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-345-6611. There may
                  be an additional sales charge if exchanging from a money
                  market fund. Be sure to complete the appropriate section of the account application for this feature.
 -----------------------------------------------------------------------------
 By dividend      You may automatically invest dividends distributed by
 diversification  another fund into the same class of shares (and, in some cases, certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if
                  exchanging from a money market fund. To invest your
                  dividends in the Fund, call 1-800-345-6611.


SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information.


Class T shares Your purchases of Class T shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class T shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

 Class T Sales Charges

                                                             % of offering
                                       As a % of                 price
                                       the public   As a %    retained by
                                        offering   of your     financial
      Amount purchased                   price    investment    advisor
      Less than $50,000                   5.75       6.10        5.00
      --------------------------------------------------------------------
      $50,000 to less than $100,000       4.50       4.71        3.75
      --------------------------------------------------------------------
      $100,000 to less than $250,000      3.50       3.63        2.75
      --------------------------------------------------------------------
      $250,000 to less than $500,000      2.50       2.56        2.00
      --------------------------------------------------------------------
      $500,000 to less than $1,000,000    2.00       2.04        1.75
      --------------------------------------------------------------------
      $1,000,000 or more                  0.00       0.00        0.00

Class T shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class T share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

---

Your Account



For Class T share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

 Purchases Over $1 Million

                Amount purchased                    Commission %
                Less than $3 million                    1.00
                ------------------------------------------------
                $3 million to less than $5 million      0.80
                ------------------------------------------------
                $5 million to less than $25 million     0.50
                ------------------------------------------------
                $25 million or more                     0.25

The commission to financial advisors for Class T share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

       ------------------------------------------------------------------

         UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES
         Certain investments in Class T and G shares are subject to a CDSC, a sales charge applied at the time you sell your
         shares. You will pay the CDSC only on shares you sell
         within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you
         place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then
         those you have held the longest.
       ------------------------------------------------------------------




Reduced Sales Charges for Larger Investments.



A. What are the principal ways to obtain a breakpoint discount?



There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class T shares of the Fund and other funds in the Columbia family of funds.



Rights of Accumulation The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.



Statement of Intent You also may pay a lower sales charge when purchasing Class T shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information. Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date the Statement of Intent is received by the Fund.


                                                                             ---

Your Account




B. What accounts are eligible for breakpoint discounts?



The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:



   .  Individual accounts



   .  Joint accounts



   .  Certain IRA accounts



   .  Certain trusts



   .  UTMA/UGMA accounts



For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.



C. How do I obtain a breakpoint discount?



The steps necessary to obtain a breakpoint discount depends on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.



D. How can I obtain more information about breakpoint discounts?



Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.


Class G shares Your purchases of Class G shares are made at Class G's net asset value. Class G shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class G shares as described in the chart below.

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Your Account



 Class G Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                    Through first year              5.00
                 ---------------------------------------------
                    Through second year             4.00
                 ---------------------------------------------
                    Through third year              4.00
                 ---------------------------------------------
                    Through fourth year             4.00
                 ---------------------------------------------
                    Through fifth year              3.00
                 ---------------------------------------------
                    Through sixth year              2.00
                 ---------------------------------------------
                    Through seventh year            1.00
                 ---------------------------------------------
                    Longer than seven years         0.00

Commission to financial advisors is 4.00%.

Class G shares will automatically convert to Class T shares eight years after purchase.

Please see the Statement of Additional Information for the CDSCs and conversion schedules applicable to Class G shares received in exchange for Retail B Shares of the Galaxy Fund purchased or acquired prior to January 1, 2001.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your Class T shares for Class A or Class T shares, and may exchange your Class G shares for Class B or Class G shares, of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Class A or Class B shares acquired upon exchange of Class T and Class G shares may not be further exchanged for Class T or Class G shares. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

                                                                             ---

Your Account



The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

 Outlined below are the various options for selling shares:

 Method            Instructions
 Through your      You may call your financial advisor to place your sell
 financial advisor order. To receive the current trading day's price, your financial advisor must receive your request prior to the
                   close of regular trading on the NYSE, usually 4:00 p.m.
                   Eastern time. Your financial advisor may charge you fees
                   for executing a redemption for you.
 ------------------------------------------------------------------------------
 By exchange       You or your financial advisor may sell shares of the Fund
                   by exchanging from the Fund into the same share class (or
                   Class A and Class B shares, for Class T and Class G shares, respectively) of another fund distributed by Columbia Funds
                   Distributor, Inc. at no additional cost. To exchange by
                   telephone, call 1-800-422-3737.
 ------------------------------------------------------------------------------
 By telephone      You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the
                   Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day
                   period. You do not need to set up this feature in advance
                   of your call. Certain restrictions apply to retirement
                   accounts. For details, call 1-800-799-7526.
 ------------------------------------------------------------------------------
 By mail           You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                   address below. In your letter of instruction, note the
                   Fund's name, share class, account number, and the dollar
                   value or number of shares you wish to sell. All account
                   owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock
                   exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program for amounts over
                   $100,000 or for alternate payee or mailing instructions.
                   Additional documentation is required for sales by
                   corporations, agents, fiduciaries, surviving joint owners
                   and individual retirement account owners. For details, call
                   1-800-345-6611.
                   Mail your letter of instruction to Columbia Funds Services,
                   Inc., P.O. Box 8081, Boston, MA 02266-8081.
 ------------------------------------------------------------------------------
 By wire           You may sell shares of the Fund and request that the
                   proceeds be wired to your bank. You must set up this
                   feature prior to your telephone request. Be sure to
                   complete the appropriate section of the account application for this feature.
 ------------------------------------------------------------------------------
 By systematic     You may automatically sell a specified dollar amount or
 withdrawal plan   percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                   available if you hold your shares in certificate form. All dividend and capital gains distributions must be
                   reinvested. Be sure to complete the appropriate section of the account application for this feature.
 ------------------------------------------------------------------------------
 By electronic     You may sell shares of the Fund and request that the
 funds transfer    proceeds be electronically transferred to your bank.
                   Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                   request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------



The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.



The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund


---

Your Account



that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.



The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.



For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.



Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.



The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.



The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.


DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

Rule 12b-1 Plan The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class G shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.50% for Class G shares. The annual distribution fee may equal up to 0.65% for Class G shares. The Fund does not intend to pay more than a total of 0.95% for Class G shares in distribution and shareholder service fees during the current fiscal year. The Fund has also adopted a plan that permits it to pay for certain services provided to Class T shareholders by their financial advisor. The


                                                                             ---

Your Account



annual service fee may equal up to 0.50% for Class T shares. The Fund does not intend to pay more than 0.30% for Class T shares in service fees during the current fiscal year. The foregoing fees are paid out of the assets of the relevant class. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class G shares automatically convert to Class T shares after a certain number of years, eliminating a portion of these fees upon conversion. Conversion may occur six or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account--Sales Charges" or the Statement of Additional Information for the conversion schedules applicable to Class G shares.



Additional Intermediary Compensation In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.



Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.



In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.



In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

---

Your Account



The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provided details on how you can add money to your account to avoid this penalty.

Share Certificates Share certificates are not available for any class of shares offered by the Fund.

Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

 Types of Distributions

   Dividends      Represents interest and dividends earned from securities
                  held by the Fund, net of expenses incurred by the Fund.
  ----------------------------------------------------------------------------
   Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

       ------------------------------------------------------------------

         UNDERSTANDING FUND DISTRIBUTIONS
         The Fund may earn income from the securities it holds. The
         Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
       ------------------------------------------------------------------


Distribution Options The Fund distributes any dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

                                                                             ---

Your Account



 Distribution Options

    Reinvest all distributions in additional shares of your current fund
  ---------------------------------------------------------------------------
    Reinvest all distributions in shares of another fund
  ---------------------------------------------------------------------------
    Receive dividends in cash (see options below) and reinvest capital gains
  ---------------------------------------------------------------------------
    Receive all distributions in cash (with one of the following options):
  .  send the check to your address of record
  .  send the check to a third party address
  .  transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.


Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions may also be subject to state and local income taxes.


In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. The Fund's investments in foreign securities may be subject to foreign withholding taxes. You may be entitled to claim a credit or deduction with respect to foreign taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

---

Managing the Fund
-------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor; Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.





For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other
fees paid to Columbia Management by the Fund, amounted to     % of average
daily net assets of the Fund.


PORTFOLIO MANAGER
--------------------------------------------------------------------------------
Peter Larson, a senior vice president of Columbia Management, is the manager for the Fund and has managed the Fund, including the predecessor funds, since it commenced operations in 1992. Mr. Larson has been associated with Columbia Management or its predecessors since 1963.

                                                                             ---

Financial Highlights
-------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from October 1 to September 30, unless otherwise indicated. Information for Class T shares and Class G shares prior to November 18, 2002, the date of reorganization, is for the former Retail A shares and Retail B shares, respectively, of the Galaxy Small Cap Value Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for the year ended September 30, 2004 have been audited by [________________]
, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the period ended September 30, 2003 and for the years ended October 31, 2002, 2001, 2000 and 1999 has been derived from the Fund's financial statements which have been audited by [________________], an independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.


 The Fund




                                              Year ended       Period ended
                                             September 30,     September 30,                    Year ended October 31,
                                               2004/(a)/       2003/(b)(c)/          2002           2001          2000
                                                Class T           Class T           Class T        Class T       Class T
                                             -------------    -------------      -------       -------         -------
 Net asset value --
 Beginning of period ($)
---------------------------------------------------------------------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment income (loss)/(d)/
   Net realized and unrealized gain (loss)
    on investments
---------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations
---------------------------------------------------------------------------------------------------------------------------
 Less Distributions Declared
 to Shareholders ($):
   From net investment income
   From net realized gains
---------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to
   Shareholders
---------------------------------------------------------------------------------------------------------------------------
 Net asset value --
 End of period ($)
---------------------------------------------------------------------------------------------------------------------------
  Total return (%)/(f)/
---------------------------------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets/
 Supplemental Data (%):
   Expenses/(i)/
   Net investment income (loss)/(i)/
   Waiver/reimbursement
  Portfolio turnover rate (%)
  Net assets, end of period (000's) ($)






                                                1999
                                               Class T
                                             -------
 Net asset value --
 Beginning of period ($)
--------------------------------------------------------
 Income from Investment Operations ($):
   Net investment income (loss)/(d)/
   Net realized and unrealized gain (loss)
    on investments
--------------------------------------------------------
   Total from Investment Operations
--------------------------------------------------------
 Less Distributions Declared
 to Shareholders ($):
   From net investment income
   From net realized gains
--------------------------------------------------------
  Total Distributions Declared to
   Shareholders
--------------------------------------------------------
 Net asset value --
 End of period ($)
--------------------------------------------------------
  Total return (%)/(f)/
--------------------------------------------------------
 Ratios to Average Net Assets/
 Supplemental Data (%):
   Expenses/(i)/
   Net investment income (loss)/(i)/
   Waiver/reimbursement
  Portfolio turnover rate (%)
  Net assets, end of period (000's) ($)



---

Financial Highlights


 The Fund




                                              Year ended     Period ended
                                             September 30,   September 30,                   Year ended October 31,
                                               2004/(a)/     2003/(b)(c)/         2002         2001         2000      1999/(d)/
                                                Class G         Class G          Class G      Class G      Class G     Class G
                                             -------------   -------------     -------      -------      -------      --------
 Net asset value --
 Beginning of period ($)
---------------------------------------------------------------------------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment loss
   Net realized and unrealized gain (loss)
    on investments
---------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations
---------------------------------------------------------------------------------------------------------------------------------
 Less Distributions Declared
 to Shareholders ($):
   From net realized gains
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value --
 End of period ($)
---------------------------------------------------------------------------------------------------------------------------------
  Total return (%)/(f)/
---------------------------------------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets/
 Supplemental Data (%):
   Expenses/(i)/
   Net investment loss/(i)/
   Waiver/reimbursement
  Portfolio turnover rate (%)
  Net assets, end of period (000's) ($)



                                                                             ---

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.



You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:


Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:


Columbia Funds Trust XI: 811-4978



..  Columbia Small Cap Fund


--------------------------------------------------------------------------------

[LOGO] ColumbiaFunds

       A Member of Columbia Management Group

       (C) 2005 Columbia Funds Distributor, Inc.
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.columbiafunds.com

   Effective March 1, 2004, the Fund is closed to both new investors and new accounts. For more information, see the section entitled "How to Buy Shares."



Columbia Small Cap Fund                 Prospectus, February 1, 2005
-------------------------------------------------------------------------------


Class Z Shares

Advised by Columbia Management Advisors, Inc.

--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                  2
--------------------------------------------
Investment Goal.........................  2
Principal Investment Strategies.........  2
Principal Investment Risks..............  2
Performance History.....................  3
Your Expenses...........................  5

YOUR ACCOUNT                              7
--------------------------------------------
How to Buy Shares.......................  7
Eligible Investors......................  8
Sales Charges...........................  9
How to Exchange Shares..................  9
How to Sell Shares......................  9
Fund Policy on Trading of Fund Shares... 10
Intermediary Compensation............... 11
Other Information About Your Account.... 12



MANAGING THE FUND                        14
--------------------------------------------
Investment Advisor...................... 14
Portfolio Manager....................... 14

FINANCIAL HIGHLIGHTS                     15
--------------------------------------------

Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[LOGO] Not FDIC  May Lose Value
       Insured   No Bank Guarantee

The Fund
-------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests mainly in the common stocks of small companies that the Fund's investment advisor believes are undervalued. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies that have market capitalizations similar in size to those companies in the Russell 2000 Index. As of December 31, 2004, that index included companies with capitalizations between
approximately $   million and $     billion. All market capitalizations are
determined at the time of purchase. The Fund invests primarily in the common stock of U.S. issuers, but may invest up to 20% of its total assets in foreign equity securities. In selecting portfolio securities for the Fund, the advisor looks at the underlying strength of companies, their products, their competitive positions and the quality of their management. It also performs research to attempt to identify companies likely to benefit from emerging industry trends and potential market recoveries. A portfolio security may be sold if the advisor determines that it is no longer undervalued or if there has been a deterioration in the performance of the security or in the financial condition of the issuer.


       ------------------------------------------------------------------
         Value stocks are stocks that appear to be underpriced based on measures such as lower price-to-earnings, price-to-book value and price-to-earnings growth ratios.
       ------------------------------------------------------------------

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate

---

The Fund


drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.


Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of the company's stock may fall, or may not approach the value the advisor has placed on it.



Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.



Small- or mid-cap companies may be more susceptible to market downturns, and their price could be more volatile are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stocks.




An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of broad measures of market performance for one-year, five - and ten-years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.


                                                                             ---

The Fund




       ------------------------------------------------------------------

         UNDERSTANDING PERFORMANCE
         Calendar Year Total Returns show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

         Average Annual Total Returns are a measure of the Fund's
         Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses./(2)/

         The Fund's returns are compared to the Russell 2000 Index, an unmanaged index that tracks the performance of the 2000 smallest of the 3,000 largest U.S. companies based on market capitalization. The Fund's returns are also compared to the Standard & Poor's SmallCap 600 Composite Index (S&P SmallCap
         600), an unmanaged index that tracks the performance of 600 domestic companies traded on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P SmallCap 600 is heavily weighted with the stocks of companies with small market capitalizations. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
       ------------------------------------------------------------------


 Calendar Year Total Returns (Class Z)/(1)/

                                    [CHART]


 1995    1996    1997    1998    1999    2000    2001    2002    2003    2004
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
31.79%  27.19%  31.67%  -5.22%  10.82%  17.17%  18.90%  -8.23%  39.14%





The Class's year-to-date total return through For the periods shown in bar chart:
December 31, 2004 was                         Best quarter:
                                              Worst quarter:

(1) The calendar year total returns shown for Class Z shares include the returns of Trust Shares of the Galaxy Small Cap Value Fund (Galaxy Fund), the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the Fund. The returns for Class Z shares also include the returns of Trust shares of the Small Cap portfolio of The Shawmut Funds (Shawmut Fund), the predecessor to the Galaxy Fund, for periods prior to December 4, 1995.

---

The Fund



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 Average Annual Total Returns -- for periods ended December 31, 2004



                                                               1 Year 5 Years 10 Years
Class Z (%)
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and Sale of Fund Shares
--------------------------------------------------------------------------------------
Russell 2000 Index (%)
--------------------------------------------------------------------------------------
S&P SmallCap 600 (%)


(1) The average annual total returns shown include returns of Trust Shares of the Galaxy Fund for periods prior to November 18, 2002, and returns of Trust shares of the Shawmut Fund for periods prior to December 4, 1995.


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


       ------------------------------------------------------------------

         UNDERSTANDING EXPENSES
         Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

         Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:
         .  $10,000 initial investment
         .  5% total return for each year
         .  Fund operating expenses remain the same
         .  Reinvestment of all dividends and distributions
       ------------------------------------------------------------------


                                                                             ---

The Fund




 Shareholder Fees/(1) /(paid directly from your investment)



  Maximum sales charge (load) on purchases (%)
  (as a percentage of the offering price)                               0.00
  ----------------------------------------------------------------------------
  Maximum deferred sales charge (load) on redemptions (%)
  (as a percentage of the lesser of purchase price or redemption price) 0.00
  ----------------------------------------------------------------------------
  Redemption fee (%)
  (as a percentage of amount redeemed, if applicable)                   /(2)/


(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) There is a $7.50 charge for wiring sale proceeds to your bank.


 Annual Fund Operating Expenses (deducted directly from Fund assets)


                  Management fee/(1)(2)/ (%)
                  -------------------------------------------
                  Distribution and service (12b-1) fees (%)
                  -------------------------------------------
                  Other expenses/(2)/ (%)
                  -------------------------------------------
                  Total annual fund operating expenses (%)


(1) The Fund pays a management fee of 0.xx% and an administration fee of 0.xx%.


(2) Management fee and other expenses have been restated to reflect contractual changes to the management fee and transfer agency fees for the Fund effective November 1, 2003.


 Example Expenses (your actual costs may be higher or lower)


         1 Year                   3 Years                   5 Years                   10 Years


---

Your Account
-------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------



Effective March 1, 2004, the Fund is closed to both new investors and new accounts. Shareholders who have opened and funded an account with the Fund as of February 27, 2004 (i) may continue to make additional purchases in their accounts, (ii) may continue to reinvest dividends and capital gain distributions, and (iii) are allowed to open new accounts resulting from the transfer of existing assets in the Fund. All retirement plans that are held at the plan level and discretionary wrap programs that invest with the Fund and trade on an omnibus basis which are invested in the Fund prior to March 1, 2004, may continue to make additional investments. Certain retirement plans may require additional time to fund their accounts due to operational constraints. Those retirement plans must have chosen the Fund as an investment option prior to February 1, 2004 and must be funded by April 5, 2004 in order to continue to make additional purchases in their accounts.


When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated offering price. "Good form" means that you placed your order with Columbia Funds Services, Inc. or your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

 Outlined below are the various options for buying shares:


Method             Instructions
Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                   your request prior to the close of regular trading on the
                   New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                   time. Your financial advisor may charge you fees for
                   executing the purchase for you.
-------------------------------------------------------------------------------
By check           For new accounts, send a completed application and check
(new account)      made payable to the Fund and mailed to Columbia Funds
                   Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-------------------------------------------------------------------------------
By check           For existing accounts, fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and
                   account number with a check made payable to the Fund and
                   mailed to Columbia Funds Services, Inc., P.O. Box 8081,
                   Boston, MA 02266-8081.
-------------------------------------------------------------------------------
By exchange        You or your financial advisor may acquire shares of the
                   Fund for your account by exchanging shares you own in a
                   different fund distributed by Columbia Funds Distributor,
                   Inc. for shares of the same class of the Fund at no
                   additional cost. To exchange by telephone, call
                   1-800-422-3737. Please see "How to Exchange Shares" for
                   more information.
-------------------------------------------------------------------------------
By wire            You may purchase shares of the Fund by wiring money from
                   your bank account to your Fund account. To wire funds to
                   your Fund account, call 1-800-422-3737 for wiring
                   instructions.
-------------------------------------------------------------------------------
By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds
                   transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                   prior to your telephone request. Be sure to complete the
                   appropriate section of the application.
-------------------------------------------------------------------------------
Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                   transfer. Be sure to complete the appropriate section of
                   the application for this feature.
-------------------------------------------------------------------------------
Automated dollar   You may purchase shares of the Fund for your account by
cost averaging     exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   Exchanges will continue so long as your fund balance is
                   sufficient to complete the transfers. You may terminate
                   your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
-------------------------------------------------------------------------------
By dividend        You may automatically invest dividends distributed by
diversification    another fund into the same class of shares of the Fund at
                   no additional sales charge. To invest your dividends in the
                   Fund, call 1-800-345-6611.


                                                                             ---

Your Account



ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

   . Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Funds Distributor, Inc. (i) who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iii) who purchased certain no-load shares of funds merged with funds distributed by Columbia Funds Distributor, Inc.;

   . Any trustee or director (or family member of a trustee or director) of any fund distributed by Columbia Funds Distributor, Inc.; and


   . Any employee (or family member of an employee) of former FleetBoston Financial Corporation or its subsidiaries.


$100,000 minimum initial investment

   . Clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee; and

   . Any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

No minimum initial investment

   . Any client of Fleet National Bank or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet National Bank or the subsidiary);

   . A retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from Columbia Funds Distributor, Inc. or through a third-party broker-dealer;

   . Investors purchasing through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and

   . Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.


The Fund reserves the right to change the criteria for Eligible Investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $25 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


---

Your Account



SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

       ------------------------------------------------------------------

         CHOOSING A SHARE CLASS
         The Fund offers one class of shares in this prospectus --
         Class Z.

         The Fund also offers five additional classes of shares --
         Class A, B, C, T and G shares are available through separate prospectuses. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.
       ------------------------------------------------------------------

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


                                                                             ---

Your Account



 Outlined below are the various options for selling shares:


 Method            Instructions
 Through your      You may call your financial advisor to place your sell
 financial advisor order. To receive the current trading day's price, your financial advisor must receive your request prior to the
                   close of regular trading on the NYSE, usually 4:00 p.m.
                   Eastern time. Your financial advisor may charge you fees
                   for executing a redemption for you.
 ------------------------------------------------------------------------------
 By exchange       You or your financial advisor may sell shares of the Fund
                   by exchanging from the Fund into Class Z shares or Class A shares (only if Class Z is not offered) of another fund
                   distributed by Columbia Funds Distributor, Inc. at no
                   additional cost. To exchange by telephone, call
                   1-800-422-3737.
 ------------------------------------------------------------------------------
 By telephone      You or your financial advisor may sell shares of the Fund
                   by telephone and request that a check be sent to your
                   address of record by calling 1-800-422-3737, unless you
                   have notified the Fund of an address change within the
                   previous 30 days. The dollar limit for telephone sales is
                   $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.
 ------------------------------------------------------------------------------
 By mail           You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign
                   the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another
                   eligible guarantor that participates in the Medallion
                   Signature Guarantee Program for amounts over $100,000 or
                   for alternate payee or mailing instructions. Additional
                   documentation is required for sales by corporations,
                   agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.
                   Mail your letter of instruction to Columbia Funds Services,
                   Inc., P.O. Box 8081, Boston, MA 02266-8081.
 ------------------------------------------------------------------------------
 By wire           You may sell shares of the Fund and request that the
                   proceeds be wired to your bank. You must set up this
                   feature prior to your request. Be sure to complete the
                   appropriate section of the account application for this
                   feature.
 ------------------------------------------------------------------------------
 By systematic     You may automatically sell a specified dollar amount or
 withdrawal plan   percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. All dividend and
                   capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
 ------------------------------------------------------------------------------
 By electronic     You may sell shares of the Fund and request that the
 funds transfer    proceeds be electronically transferred to your bank.
                   Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                   request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------



The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to the frequent trading of the Fund's shares.



The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.



The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.


---

Your Account




For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.



Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.



The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.



The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.



INTERMEDIARY COMPENSATION

--------------------------------------------------------------------------------

The distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.



Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.



In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in


                                                                             ---

Your Account



omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.



In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How the Fund's Share Price is Determined The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

Share Certificates Share certificates are not available for Class Z shares.

---

Your Account



Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

 Types of Distributions

   Dividends      Represents interest and dividends earned from securities
                  held by the Fund, net of expenses incurred by the Fund.
  ----------------------------------------------------------------------------
   Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

       ------------------------------------------------------------------

         UNDERSTANDING FUND DISTRIBUTIONS
         The Fund may earn income from the securities it holds. The
         Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
       ------------------------------------------------------------------


Distribution Options The Fund distributes any dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

 Distribution Options

    Reinvest all distributions in additional shares of your current fund
  ---------------------------------------------------------------------------
    Reinvest all distributions in shares of another fund
  ---------------------------------------------------------------------------
    Receive dividends in cash (see options below) and reinvest capital gains
  ---------------------------------------------------------------------------
    Receive all distributions in cash (with one of the following options):
  .  send the check to your address of record
  .  send the check to a third party address
  .  transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.



Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.



In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. The Fund's investments in foreign securities may be subject to foreign withholding taxes. You may be entitled to claim a credit or deduction with respect to foreign taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

                                                                             ---

Managing the Fund
-------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.





For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other
fees paid to Columbia Management by the Fund, amounted to   % of average daily
net assets of the Fund.


PORTFOLIO MANAGER
--------------------------------------------------------------------------------
Peter Larson, a senior vice president of Columbia Management, is the manager for the Fund and has managed the Fund, including the predecessor funds, since it commenced operations in 1992. Mr. Larson has been associated with Columbia Management or its predecessors since 1963.

---

Financial Highlights
-------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the last five fiscal years, which run from October 1 to September 30, unless otherwise indicated. Information for Class Z shares prior to November 18, 2002, the date of reorganization, is for the former Trust Shares of the Galaxy Small Cap Value Fund. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for the year ended September 30, 2004 have been audited by [________________], an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the period ended September 30, 2003 and for the years ended October 31, 2002, 2001, 2000 and
1999 has been derived from the Fund's financial statements which have been audited by [________________], an independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.


 The Fund


                                       Year ended       Period ended
                                      September 30,     September 30,                  Year ended October 31,
                                        2004/(a)/       2003/(b)(c)/          2002         2001         2000       1999
                                         Class Z           Class Z           Class Z      Class Z      Class Z    Class Z
                                     -------------     -------------      -------       -------      -------      -------
 Net asset value --
 Beginning of period ($)
--------------------------------------------------------------------------------------------------------------------------
 Income from Investment Operations
 ($):
   Net investment income
   Net realized and unrealized
    gain (loss) on investments
--------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations
--------------------------------------------------------------------------------------------------------------------------
 Less Distributions Declared
 to Shareholders ($):
   From net investment income
   From net realized capital gains
--------------------------------------------------------------------------------------------------------------------------
 Total Distributions Declared to
   Shareholders
--------------------------------------------------------------------------------------------------------------------------
 Net asset value --
 End of period ($)
--------------------------------------------------------------------------------------------------------------------------
 Total return (%)/(e)/
--------------------------------------------------------------------------------------------------------------------------
 Ratios to Average Net
 Assets/Supplemental Data (%):
   Expenses/(h)/
   Net investment income/(h)/
   Waiver/reimbursement
 Portfolio turnover rate (%)
 Net assets, end of period (000's)
   ($)


                                                                             ---

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.



You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:


Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:


Columbia Funds Trust XI: 811-4978



..  Columbia Small Cap Fund


--------------------------------------------------------------------------------

[LOGO] ColumbiaFunds

       A Member of Columbia Management Group

       (C)2005 Columbia Funds Distributor, Inc.
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.columbiafunds.com

        Columbia Small Company Equity Fund Prospectus, February 1, 2005
        ---------------------------------------------------------------


Class A, B and C Shares

Advised by Columbia Management Advisors, Inc.

--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                  2
--------------------------------------------
Investment Goal.........................  2
Principal Investment Strategies.........  2
Principal Investment Risks..............  2
Performance History.....................  3
Your Expenses...........................  5

YOUR ACCOUNT                              7
--------------------------------------------
How to Buy Shares.......................  7
Sales Charges...........................  8
How to Exchange Shares.................. 13
How to Sell Shares...................... 13
Fund Policy on Trading of Fund Shares... 14
Distribution and Service Fees........... 15
Other Information About Your Account.... 16



MANAGING THE FUND                        19
--------------------------------------------
Investment Advisor...................... 19
Portfolio Manager....................... 19

FINANCIAL HIGHLIGHTS                     20
--------------------------------------------

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[LOGO] Not FDIC  May Lose Value
       Insured   No Bank Guarantee

The Fund
-------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies that have market capitalizations similar in size to those companies in the Russell 2000 Growth Index. As of December 31, 2004, that index included companies with
capitalizations between approximately $   million and $     billion. All market
capitalizations are determined at the time of purchase. The Fund invests primarily in the common stock of U.S. companies, but may invest up to 20% of its total assets in foreign equity securities.


In selecting investments for the Fund, the Fund's investment advisor looks for promising industries. It then looks within those industries for what it judges to be reasonably priced companies that have above-average growth potential. The advisor consults a wide range of sources, including management, competitors, other industry sources and regional brokerage analysts.

The Fund will sell a portfolio security when, as a result of changes in the economy, the advisor believes that holding the security is no longer consistent with the Fund's investment goal. A security may also be sold as a result of a deterioration in the performance of the security or in the financial condition of the issuer of the security.


As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional tax liability.


At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.



PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

---

The Fund



Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.


Small- or mid-cap companies may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stocks.



Frequent trading risk Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher transaction costs, which could reduce the Fund's return.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for one-year, five-years and ten-years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.


                                                                             ---

The Fund




       ------------------------------------------------------------------

         UNDERSTANDING PERFORMANCE
         Calendar Year Total Returns show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

         Average Annual Total Returns are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and include the effects of both Fund expenses and current sales charges.

         Beginning in 2003, the Fund's primary benchmark was changed to the Russell 2000 Growth Index, an unmanaged index that
         tracks the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Fund's returns are also compared to the Russell
         2000 Index, an unmanaged index that tracks the performance of the 2,000 smallest of the 3,000 largest U.S. companies, based on market capitalization. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
       ------------------------------------------------------------------


 Calendar Year Total Returns (Class A)/(1)/

                                    [CHART]


 1995    1996    1997    1998    1999    2000    2001    2002     2003    2004
 ----    ----    ----    ----    ----    ----    ----    ----    -----   ------
38.80%  20.84%  14.17%  -10.94% 38.93%  -5.49%  -0.12%  -33.76%  42.25%





The Class's year-to-date total return through For the periods shown in bar chart:
December, 31, 2004 was                        Best quarter:
                                              Worst quarter:




After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

---

The Fund




 Average Annual Total Returns -- for periods ended December 31, 2004



                                                               1 Year 5 Years 10 Years
Class A (%)
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and Sale of Fund Shares
--------------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and Sale of Fund Shares
--------------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and Sale of Fund Shares
--------------------------------------------------------------------------------------
Russell 2000 Growth Index (%)
--------------------------------------------------------------------------------------
Russell 2000 Index (%)


(1) Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of Retail A Shares (for Class A shares) and Retail B Shares (for Class B and Class C shares) of the Galaxy Fund for periods prior to November 18, 2002, the date on which Class A, B and C shares were initially offered by the Fund. The returns of Class B and Class C shares also include the returns of Retail A Shares for periods prior to the inception of Retail B Shares of the Galaxy Fund (March 4, 1996). Class B and Class C shares generally would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class B and Class C shares exceed expenses paid by Retail A Shares. The returns have not been restated to reflect any differences in expenses between the predecessor shares and the newer class of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower.


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


       ------------------------------------------------------------------

         UNDERSTANDING EXPENSES
         Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

         Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

         Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expense table. It uses the following hypothetical conditions:
         .  $10,000 initial investment
         .  5% total return for each year
         .  Fund operating expenses remain the same
         .  Reinvestment of all dividends and distributions
         .  Class B shares convert to Class A shares after eight years
       ------------------------------------------------------------------


                                                                             ---

The Fund




 Shareholder Fees/(1) /(paid directly from your investment)



                                                                       Class A    Class B    Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                5.75       0.00       0.00
------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)  1.00/(2)/  5.00       1.00
------------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                    /(3)(4)/   /(3)(4)/   /(3)(4)/


(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.


(3) There is a $7.50 charge for wiring sale proceeds to your bank.


 Annual Fund Operating Expenses (deducted directly from Fund assets)


                                                 Class A Class B Class C
       Management fee/(1)/ (%)
       -----------------------------------------------------------------
       Distribution and service (12b-1) fees (%)
       -----------------------------------------------------------------
       Other expenses/(3)/ (%)
       -----------------------------------------------------------------
       Total annual fund operating expenses (%)


(1) The Fund pays a management fee of 0.xx% and an administration fee of 0.xx%.


(2) The Fund may pay distribution and service fees up to a maximum of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but will limit such fees to an aggregate of not more than 0.25% for Class A shares during the current fiscal year.


(3) Other expenses have been restated to reflect contractual changes to the transfer agency fees of the Fund effective November 1, 2003.


 Example Expenses (your actual costs may be higher or lower)


       Class                             1 Year 3 Years 5 Years 10 Years
       Class A
       -----------------------------------------------------------------
       Class B: did not sell your shares
                sold all your shares at
                the end of the period
       -----------------------------------------------------------------
       Class C: did not sell your shares
                sold all your shares at
                the end of the period


---

Your Account
-------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot
Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.


    -----------------------------------------------------------------------

      INVESTMENT MINIMUMS

      Initial Minimums
      Initial Investment.......................................... $1,000
      Automatic Investment Plan...................................    $50
      Retirement Plan.............................................    $25
      The Fund reserves the right to change these investment minimums.
      The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
    -----------------------------------------------------------------------


 Outlined below are the various options for buying shares:


Method             Instructions
Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                   your request prior to the close of regular trading on the
                   New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                   time. Your financial advisor may charge you fees for
                   executing the purchase for you.
-------------------------------------------------------------------------------
By check           For new accounts, send a completed application and check
(new account)      made payable to the Fund to the transfer agent, Columbia
                   Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-------------------------------------------------------------------------------
By check           For existing accounts, fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and
                   account number with a check made payable to the Fund to
                   Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA
                   02266-8081.
-------------------------------------------------------------------------------
By exchange        You or your financial advisor may acquire shares of the
                   Fund for your account by exchanging shares you own in a
                   different fund distributed by Columbia Funds Distributor,
                   Inc. for shares of the same class (and, in some cases,
                   certain other classes) of the Fund at no additional cost.
                   There may be an additional sales charge if exchanging from a money market fund. To exchange by telephone, call
                   1-800-422-3737.
-------------------------------------------------------------------------------
By wire            You may purchase shares of the Fund by wiring money from
                   your bank account to your Fund account. To wire funds to
                   your Fund account, call 1-800-422-3737 for wiring
                   instructions.
-------------------------------------------------------------------------------
By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds
                   transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                   prior to your telephone request. Be sure to complete the
                   appropriate section of the application.
-------------------------------------------------------------------------------
Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                   transfer. Be sure to complete the appropriate section of
                   the application for this feature.
-------------------------------------------------------------------------------
Automated dollar   You may purchase shares of the Fund for your account by
cost averaging     exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   Exchanges will continue so long as your fund balance is
                   sufficient to complete the transfers. You may terminate
                   your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-345-6611. There may
                   be an additional sales charge if exchanging from money
                   market fund. Be sure to complete the appropriate section of the account application for this feature.
-------------------------------------------------------------------------------
By dividend        You may automatically invest dividends distributed by
diversification    another fund into the same class of shares (and, in some
                   cases, certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if
                   exchanging from money market fund. To invest your dividends in the Fund, call 1-800-345-6611.


                                                                             ---

Your Account



SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information.


       ------------------------------------------------------------------

         CHOOSING A SHARE CLASS
         The Fund offers three classes of shares in this prospectus -- Class A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

         The Fund also offers three additional classes of shares,
         Class T, G and Z shares, exclusively to certain institutional and other investors. Class T, G and Z shares are made available through separate prospectuses provided to eligible institutional and other investors.
       ------------------------------------------------------------------

Class A shares Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

 Class A Sales Charges

                                                             % of offering
                                       As a % of                 price
                                       the public   As a %    retained by
                                        offering   of your     financial
      Amount purchased                   price    investment    advisor
      Less than $50,000                   5.75       6.10        5.00
      --------------------------------------------------------------------
      $50,000 to less than $100,000       4.50       4.71        3.75
      --------------------------------------------------------------------
      $100,000 to less than $250,000      3.50       3.63        2.75
      --------------------------------------------------------------------
      $250,000 to less than $500,000      2.50       2.56        2.00
      --------------------------------------------------------------------
      $500,000 to less than $1,000,000    2.00       2.04        1.75
      --------------------------------------------------------------------
      $1,000,000 or more                  0.00       0.00        0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

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Your Account



For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

 Purchases Over $1 Million

                Amount purchased                    Commission %
                Less than $3 million                    1.00
                ------------------------------------------------
                $3 million to less than $5 million      0.80
                ------------------------------------------------
                $5 million to less than $25 million     0.50
                ------------------------------------------------
                $25 million or more                     0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

       ------------------------------------------------------------------

         UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES
         Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your
         shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the
         time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the
         longest.
       ------------------------------------------------------------------




Reduced Sales Charges for Larger Investments.



A. What are the principal ways to obtain a breakpoint discount?



There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.



Rights of Accumulation The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.



Statement of Intent You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to


                                                                             ---

Your Account



substantiate historic costs because the Fund and your financial intermediary may not maintain this information. Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date the Statement of Intent is received by the Fund.



B. What accounts are eligible for breakpoint discounts?



The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:



   .  Individual accounts



   .  Joint accounts



   .  Certain IRA accounts



   .  Certain trusts



   .  UTMA/UGMA accounts



For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.



C. How do I obtain a breakpoint discount?



The steps necessary to obtain a breakpoint discount depends on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.



D. How can I obtain more information about breakpoint discounts?



Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.


Class B shares Your purchases of Class B shares are made at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the

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Your Account


CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

Purchases of less than $250,000:

 Class B Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                     Through first year             5.00
                 ---------------------------------------------
                     Through second year            4.00
                 ---------------------------------------------
                     Through third year             3.00
                 ---------------------------------------------
                     Through fourth year            3.00
                 ---------------------------------------------
                     Through fifth year             2.00
                 ---------------------------------------------
                     Through sixth year             1.00
                 ---------------------------------------------
                     Longer than six years          0.00


Commission to financial advisors is 4.00%.


Automatic conversion to Class A shares occurs eight years after purchase.


You can pay a lower CDSC and reduce the period during which a CDSC would apply when making purchases of Class B shares through a financial advisor that participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation (as described above) apply, so that if the combined value of the eligible Fund accounts in all classes maintained by you and each member of your immediate family (as defined above), together with the value of your current purchase, is at or above a discount level, your current purchase will be subject to a lower CDSC and the applicable reduced holding period, provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. This Class B share discount program for larger purchases (as further described in the charts below) is not applicable to Class B shares received by former Galaxy Fund Prime B shareholders in connection with the reorganization of the former Galaxy Fund.




                                                                             ---

Your Account



Purchases of $250,000 to less than $500,000:

 Class B Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                    Through first year              3.00
                 ---------------------------------------------
                    Through second year             2.00
                 ---------------------------------------------
                    Through third year              1.00
                 ---------------------------------------------
                    Longer than three years         0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

Purchases of $500,000 to less than $1 million:

 Class B Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                      Through first year            3.00
                 ---------------------------------------------
                      Through second year           2.00
                 ---------------------------------------------
                      Through third year            1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor that does not participate in the program to one that does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a non-participating fund or to a financial advisor that does not participate in the program, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

Class C shares Your purchases of Class C shares are made at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.

 Class C Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                     Through first year             1.00
                 ---------------------------------------------
                     Longer than one year           0.00

---

Your Account



HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


                                                                             ---

Your Account


 Outlined below are the various options for selling shares:


 Method            Instructions
 Through your      You may call your financial advisor to place your sell
 financial advisor order. To receive the current trading day's price, your financial advisor must receive your request prior to the
                   close of regular trading on the NYSE, usually 4:00 p.m.
                   Eastern time. Your financial advisor may charge you fees
                   for executing a redemption for you.
 ------------------------------------------------------------------------------
 By exchange       You or your financial advisor may sell shares of the Fund
                   by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund
                   distributed by Columbia Funds Distributor, Inc. at no
                   additional cost. To exchange by telephone, call
                   1-800-422-3737.
 ------------------------------------------------------------------------------
 By telephone      You or your financial advisor may sell shares of the Fund
                   by telephone and request that a check be sent to your
                   address of record by calling 1-800-422-3737, unless you
                   have notified the Fund of an address change within the
                   previous 30 days. The dollar limit for telephone sales is
                   $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.
 ------------------------------------------------------------------------------
 By mail           You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                   address below. In your letter of instruction, note the
                   Fund's name, share class, account number, and the dollar
                   value or number of shares you wish to sell. All account
                   owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock
                   exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program for amounts over
                   $100,000 or for alternate payee or mailing instructions.
                   Additional documentation is required for sales by
                   corporations, agents, fiduciaries, surviving joint owners
                   and individual retirement account owners. For details, call
                   1-800-345-6611.
                   Mail your letter of instruction to Columbia Funds Services,
                   Inc., P.O. Box 8081, Boston, MA 02266-8081.
 ------------------------------------------------------------------------------
 By wire           You may sell shares of the Fund and request that the
                   proceeds be wired to your bank. You must set up this
                   feature prior to your request. Be sure to complete the
                   appropriate section of the account application for this
                   feature.
 ------------------------------------------------------------------------------
 By systematic     You may automatically sell a specified dollar amount or
 withdrawal plan   percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                   available if you hold your shares in certificate form. All dividend and capital gains distributions must be
                   reinvested. Be sure to complete the appropriate section of the account application for this feature.
 ------------------------------------------------------------------------------
 By electronic     You may sell shares of the Fund and request that the
 funds transfer    proceeds be electronically transferred to your bank.
                   Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                   request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------



The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted policies and procedures set forth below with respect to frequent trading of the Fund's shares.



The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.



The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.


---

Your Account




For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.



Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.



The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.



The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.


DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

Rule 12b-1 Plan The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B, and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The Fund's Board of Trustees currently limits total payments under the Rule 12b-1 plan for Class A shares to 0.25%. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account -- Sales Charges" for the conversion schedules applicable to Class B shares.



Additional Intermediary Compensation In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or


                                                                             ---

Your Account



its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.



Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.



In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.



In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.


---

Your Account



You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

Share Certificates Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.

Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

 Types of Distributions

   Dividends      Represents interest and dividends earned from securities
                  held by the Fund, net of expenses incurred by the Fund.
  ----------------------------------------------------------------------------
   Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

       ------------------------------------------------------------------

         UNDERSTANDING FUND DISTRIBUTIONS
         The Fund may earn income from the securities it holds. The
         Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
       ------------------------------------------------------------------


Distribution Options The Fund distributes any dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

 Distribution Options

    Reinvest all distributions in additional shares of your current fund
  ---------------------------------------------------------------------------
    Reinvest all distributions in shares of another fund
  ---------------------------------------------------------------------------
    Receive dividends in cash (see options below) and reinvest capital gains
  ---------------------------------------------------------------------------
    Receive all distributions in cash (with one of the following options):
  .  send the check to your address of record
  .  send the check to a third party address
  .  transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.


Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund

                                                                             ---

Your Account


distributions are subject to federal income tax. Depending on where you live, distributions may also be subject to state and local income taxes.


In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. The Fund's investments in foreign securities may be subject to foreign withholding taxes. You may be entitled to claim a credit or deduction with respect to foreign taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

---

Managing the Fund
-------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.





For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other
fees paid to Columbia Management by the Fund, amounted to     % of average
daily net assets of the Fund.


PORTFOLIO MANAGER
--------------------------------------------------------------------------------



Paul J. Berlinguet, a senior vice president and senior portfolio manager of Columbia Management, is a co-manager for the Fund and has managed or co-managed the Fund since November, 2003. Mr. Berlinguet has been associated with Columbia Management since October, 2003. Prior to joining Columbia Management,
Mr. Berlinguet was head of the large-mid cap equity group and a portfolio manager at John Hancock Funds. Prior to joining John Hancock Funds in April, 2001, Mr. Berlinguet was head of the Global Technology Team and a large-cap growth portfolio manager at Baring Asset Management from May, 1989 to March, 2001.



Steven R. Lilly, a vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since May, 2004. Mr. Lilly has been an analyst for small and mid cap growth products and has been associated with Columbia Management or its affiliates since July, 1995.



Thomas P. Lettenberger, a vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since May, 2004. Mr. Lettenberger has been associated with Columbia Management since August, 2000. Prior to joining Columbia Management, Mr. Lettenberger was an equity research analyst at William Blair LLC from July 1998 to August 2000.


                                                                             ---

Financial Highlights
-------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's fiscal period since inception, which runs from October 1 to September 30, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for the year ended September 30, 2004 have been audited by [________________], an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the period ended September 30, 2003 has been derived from the Fund's financial statements which have been audited by [________________], an independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.


 The Fund


                                                               Year ended    Period ended
                                                              September 30,  September 30,
                                                                2004/(a)/    2003/(b)(c)/
                                                                 Class A        Class A
                                                              -------------  -------------
 Net asset value -- Beginning of period ($)
--------------------------------------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment loss/(d)/
   Net realized and unrealized gain on investments
--------------------------------------------------------------------------------------------
 Total from Investment Operations
--------------------------------------------------------------------------------------------
 Net asset value -- End of period ($)
--------------------------------------------------------------------------------------------
 Total return (%)/(e)/
--------------------------------------------------------------------------------------------
 Ratios to Average Net Assets/
 Supplemental Data (%):
   Expenses/(h)/
   Net investment loss/(h)/
   Waiver/reimbursement
 Portfolio turnover rate (%)
 Net assets, end of period (000's) ($)



---

Financial Highlights


 The Fund


                                                      Year ended    Period ended
                                                     September 30,  September 30,
                                                       2004/(a)/    2003/(b)(c)/
                                                        Class B        Class B
                                                     -------------  -------------
 Net asset value --
 Beginning of period ($)
-----------------------------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment loss/(d)/
   Net realized and unrealized gain on investments
-----------------------------------------------------------------------------------
  Total from Investment Operations
-----------------------------------------------------------------------------------
 Net asset value --
 End of period ($)
-----------------------------------------------------------------------------------
  Total return (%)/(e)/
-----------------------------------------------------------------------------------
 Ratios to Average Net Assets/
 Supplemental Data (%):
   Expenses/(h)/
   Net investment loss/(h)/
   Waiver/reinvestment
  Portfolio turnover rate (%)
  Net assets, end of period (000's) ($)




                                                                             ---

Financial Highlights


 The Fund


                                                      Year ended     Period ended
                                                     September 30,  September 30,
                                                       2004/(a)/    2003/(a)(b)(c)/
                                                        Class C        Class C
                                                     -------------  --------------
 Net asset value --
 Beginning of period ($)
-----------------------------------------------------------------------------------
 Income from Investment Operation ($):
   Net investment loss/(d)/
   Net realized and unrealized gain on investments
-----------------------------------------------------------------------------------
  Total from Investment Operations
-----------------------------------------------------------------------------------
 Net asset value --
 End of period ($)
-----------------------------------------------------------------------------------
  Total return (%)/(e)/
-----------------------------------------------------------------------------------
 Ratios to Average Net Assets/
 Supplemental Data (%):
   Expenses/(h)/
   Net investment loss/(h)/
   Waiver/reimbursement
  Portfolio turnover rate (%)
  Net assets, end of period (000's) ($)



---

Notes
-------------------------------------------------------------------------------

================================================================================

                                                                             ---

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of it's portfolio holdings.



You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:


Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:


Columbia Funds Trust XI: 811-4978



..  Columbia Small Company Equity Fund


--------------------------------------------------------------------------------


[LOGO] ColumbiaFunds

       A Member of Columbia Management Group

       (C)2004 Columbia Funds Distributor, Inc.
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.columbiafunds.com

        Columbia Small Company Equity Fund Prospectus, February 1, 2005
        ---------------------------------------------------------------


Class T and G Shares

Advised by Columbia Management Advisors, Inc.

--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                  2
--------------------------------------------
Investment Goal.........................  2
Principal Investment Strategies.........  2
Principal Investment Risks..............  2
Performance History.....................  3
Your Expenses...........................  5

YOUR ACCOUNT                              7
--------------------------------------------
How to Buy Shares.......................  7
Sales Charges...........................  8
How to Exchange Shares.................. 11
How to Sell Shares...................... 11
Fund Policy on Trading of Fund Shares... 12
Distribution and Service Fees........... 13
Other Information About Your Account.... 14



MANAGING THE FUND                        17
--------------------------------------------
Investment Advisor...................... 17
Portfolio Manager....................... 17

FINANCIAL HIGHLIGHTS                     18
--------------------------------------------

Class T and G shares are sold only to investors who received (and who have continuously held) Class T or G shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[LOGO] Not FDIC  May Lose Value
       Insured   No Bank Guarantee

The Fund
-------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies that have market capitalizations similar in size to those companies in the Russell 2000 Growth Index. As of December 31, 2004, that index included companies with
capitalizations between approximately $   million and $     billion. All market
capitalizations are determined at the time of purchase. The Fund invests primarily in the common stock of U.S. companies, but may invest up to 20% of its total assets in foreign equity securities.


In selecting investments for the Fund, the Fund's investment advisor looks for promising industries. It then looks within those industries for what it judges to be reasonably priced companies that have above-average growth potential. The advisor consults a wide range of sources, including management, competitors, other industry sources and regional brokerage analysts.

The Fund will sell a portfolio security when, as a result of changes in the economy, the advisor believes that holding the security is no longer consistent with the Fund's investment goal. A security may also be sold as a result of a deterioration in the performance of the security or in the financial condition of the issuer of the security.


As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional tax liability.


At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.



PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset

---

The Fund


classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.


Small- or mid-Cap companies may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stocks.



Frequent trading risk. Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher transaction costs, which could reduce the Fund's return.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class T shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class T and G shares, including sales charges, compare with those of a broad measure of market performance for one-year, five-years and ten-years./ /The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.


                                                                             ---

The Fund




       ------------------------------------------------------------------

         UNDERSTANDING PERFORMANCE
         Calendar Year Total Returns show the Fund's Class T share performance for each of the last ten complete calendar years./(1)/ They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

         Average Annual Total Returns are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

         Beginning in 2003, the Fund's primary benchmark was changed to the Russell 2000 Growth Index, an unmanaged index that
         tracks the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Fund's returns are also compared to the Russell
         2000 Index, an unmanaged index that tracks the performance of the 2,000 smallest of the 3,000 largest U.S. companies, based on market capitalization. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
       ------------------------------------------------------------------


 Calendar Year Total Returns/(1) /(Class T)

                                    [CHART]


 1995    1996    1997    1998    1999    2000    2001    2002     2003    2004
 ----    ----    ----    ----    ----    ----    ----    ----    -----   ------
38.80%  20.84%  14.17%  -10.94% 38.93%  -5.49%  -0.12%  -33.76%  42.16%





   The Class's year-to-date total return through    For period shown in bar chart:
   December 31, 2004 was                            Best quarter:
                                                    Worst quarter:


(1) The calendar year total returns shown for Class T shares include the returns of Retail A Shares of the Galaxy Small Company Equity Fund (Galaxy
    Fund), the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class T shares were initially offered by the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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The Fund




 Average Annual Total Returns -- for periods ended December 31, 2004



                                                               1 Year     5 Years    10 Years
Class T (%)
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and Sale of Fund Shares
-----------------------------------------------------------------------------------------------
Class G (%)
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and Sale of Fund Shares
-----------------------------------------------------------------------------------------------
Russell 2000 Growth Index (%)
-----------------------------------------------------------------------------------------------
Russell 2000 Index (%)


(1) The average annual total returns shown include the returns of Retail A Shares (for Class T shares) and Retail B Shares (for Class G shares) of the Galaxy Fund for periods prior to November 18, 2002, the date on which Class T and Class G shares were initially offered by the Fund. The returns shown for Class G shares also include the returns of Retail A Shares (adjusted to reflect the sales charges applicable to Class G shares) for periods prior to the inception of Retail B Shares of the Galaxy Fund (March 4, 1996). Retail A Shares were initially offered on December 30, 1991. Class G shares generally would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class G shares exceed expenses paid by Retail A Shares.


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


       ------------------------------------------------------------------

         UNDERSTANDING EXPENSES
         Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

         Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

         Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:
         .  $10,000 initial investment
         .  5% total return for each year
         .  Fund operating expenses remain the same
         .  Reinvestment of all dividends and distributions
         .  Class G shares convert to Class T shares after eight years
       ------------------------------------------------------------------


                                                                             ---

The Fund




 Shareholder Fees/(1)/ (paid directly from your investment)



                                                                       Class T   Class G
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                5.75       0.00
----------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)  1.00/(2)/  5.00
----------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                      /(3)/    /(3)/


(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) This charge applies only to certain Class T shares bought without an initial sales charge that are sold within 18 months of purchase.


(3) There is a $7.50 charge for wiring sale proceeds to your bank.


 Annual Fund Operating Expenses (deducted directly from Fund assets)


                                                     Class T Class G
           Management fee/(1)/ (%)
           ---------------------------------------------------------
           Distribution and service (12b-1) fees (%)
           ---------------------------------------------------------
           Other expenses/(4)/ (%)
           ---------------------------------------------------------
           Total annual fund operating expenses (%)


(1) The Fund pays a management fee of 0.xx% and an administration fee of 0.xx%.


(2) The Fund may pay distribution and service (Rule 12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.95% during the current fiscal year.


(3) The Fund may pay shareholder service fees (which are included in other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative services), but will limit such fees to an aggregate fee of not more than 0.30% during the current fiscal year.


(4) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.


 Example Expenses (your actual costs may be higher or lower)


       Class                             1 Year 3 Years 5 Years 10 Years
       Class T
       -----------------------------------------------------------------
       Class G: did not sell your shares
                sold all your shares at
                the end of the period


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Your Account
-------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot
Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.


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      INVESTMENT MINIMUMS
      Initial Minimums
      Initial Investment.......................................... $1,000
      Automatic Investment Plan...................................    $50
      Retirement Plan.............................................    $25
      The Fund reserves the right to change these investment minimums.
      The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
    -----------------------------------------------------------------------


 Outlined below are the various options for buying shares:


Method             Instructions
Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                   your request prior to the close of regular trading on the
                   New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                   time. Your financial advisor may charge you fees for
                   executing the purchase for you.
-------------------------------------------------------------------------------
By check           For existing accounts, fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and
                   account number with a check made payable to the Fund to
                   Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA
                   02266-8081.
-------------------------------------------------------------------------------
By exchange        You or your financial advisor may acquire shares of the
                   Fund for your account by exchanging Class T or Class G
                   shares you own in a different fund distributed by Columbia
                   Funds Distributor, Inc. for shares of the same class (and, in some cases, certain other classes) of the Fund at no
                   additional cost. There may be an additional charge if
                   exchanging from a money market fund. To exchange by
                   telephone, call 1-800-422-3737.
-------------------------------------------------------------------------------
By wire            You may purchase shares of the Fund by wiring money from
                   your bank account to your Fund account. To wire funds to
                   your Fund account, call 1-800-422-3737 for wiring
                   instructions.
-------------------------------------------------------------------------------
By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds
                   transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                   prior to your telephone request. Be sure to complete the
                   appropriate section of the application.
-------------------------------------------------------------------------------
Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                   transfer. Be sure to complete the appropriate section of
                   the application for this feature.
-------------------------------------------------------------------------------
Automated dollar   You may purchase shares of the Fund for your account by
cost averaging     exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   Exchanges will continue so long as your fund balance is
                   sufficient to complete the transfers. You may terminate
                   your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-345-6611. There may
                   be an additional sales charge if exchanging from a money
                   market fund. Be sure to complete the appropriate section of the account application for this feature.
-------------------------------------------------------------------------------
By dividend        You may automatically invest dividends distributed by
diversification    another fund into the same class of shares (and in some
                   cases, certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if
                   exchanging from a money market fund. To invest your
                   dividends in the Fund, call 1-800-345-6611.


                                                                             ---

Your Account



SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information.


Class T shares Your purchases of Class T shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class T shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

 Class T Sales Charges

                                                             % of offering
                                       As a % of                 price
                                       the public   As a %    retained by
                                        offering   of your     financial
      Amount purchased                   price    investment    advisor
      Less than $50,000                   5.75       6.10        5.00
      --------------------------------------------------------------------
      $50,000 to less than $100,000       4.50       4.71        3.75
      --------------------------------------------------------------------
      $100,000 to less than $250,000      3.50       3.63        2.75
      --------------------------------------------------------------------
      $250,000 to less than $500,000      2.50       2.56        2.00
      --------------------------------------------------------------------
      $500,000 to less than $1,000,000    2.00       2.04        1.75
      --------------------------------------------------------------------
      $1,000,000 or more                  0.00       0.00        0.00

Class T shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class T share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

For Class T share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

 Purchases Over $1 Million

                Amount purchased                    Commission %
                Less than $3 million                    1.00
                ------------------------------------------------
                $3 million to less than $5 million      0.80
                ------------------------------------------------
                $5 million to less than $25 million     0.50
                ------------------------------------------------
                $25 million or more                     0.25

The commission to financial advisors for Class T share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

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Your Account



       ------------------------------------------------------------------

         UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES
         Certain investments in Class T and G shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the
         time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the
         longest.
       ------------------------------------------------------------------




Reduced Sales Charges for Larger Investments.



A. What are the principal ways to obtain a breakpoint discount?



There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class T shares of the Fund and other funds in the Columbia family of funds.



Rights of Accumulation The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.



Statement of Intent You also may pay a lower sales charge when purchasing Class T shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information. Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date the Statement of Intent is received by the Fund.



B. What accounts are eligible for breakpoint discounts?



The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:



   .  Individual accounts



   .  Joint accounts



   .  Certain IRA accounts



   .  Certain trusts



   .  UTMA/UGMA accounts


                                                                             ---

Your Account




For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.



C. How do I obtain a breakpoint discount?



The steps necessary to obtain a breakpoint discount depends on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.



D. How can I obtain more information about breakpoint discounts?



Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.


Class G shares Your purchases of Class G shares are made at Class G's net asset value. Class G shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class G shares as described in the chart below.

 Class G Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                    Through first year              5.00
                 ---------------------------------------------
                    Through second year             4.00
                 ---------------------------------------------
                    Through third year              4.00
                 ---------------------------------------------
                    Through fourth year             4.00
                 ---------------------------------------------
                    Through fifth year              3.00
                 ---------------------------------------------
                    Through sixth year              2.00
                 ---------------------------------------------
                    Through seventh year            1.00
                 ---------------------------------------------
                    Longer than seven years         0.00

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Your Account



Commission to financial advisors is 4.00%.

Class G shares will automatically convert to Class T shares eight years after purchase.

Please see the Statement of Additional Information for the CDSCs and conversion schedules applicable to Class G shares received in exchange for Retail B Shares of the Galaxy Fund purchased or acquired prior to January 1, 2001.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your Class T shares for Class A or Class T shares, and may exchange your Class G shares for Class B or Class G shares, of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Class A or Class B shares acquired upon exchange of Class T and Class G shares may not be further exchanged for Class T or Class G shares. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

                                                                             ---

Your Account



 Outlined below are the various options for selling shares:

 Method            Instructions
 Through your      You may call your financial advisor to place your sell
 financial advisor order. To receive the current trading day's price, your financial advisor must receive your request prior to the
                   close of regular trading on the NYSE, usually 4:00 p.m.
                   Eastern time. Your financial advisor may charge you fees
                   for executing a redemption for you.
 ------------------------------------------------------------------------------
 By exchange       You or your financial advisor may sell shares of the Fund
                   by exchanging from the Fund into the same share class (or
                   Class A and Class B shares, for Class T and Class G shares, respectively) of another fund distributed by Columbia Funds
                   Distributor, Inc. at no additional cost. To exchange by
                   telephone, call 1-800-422-3737.
 ------------------------------------------------------------------------------
 By telephone      You or your financial advisor may sell shares of the Fund
                   by telephone and request that a check be sent to your
                   address of record by calling 1-800-422-3737, unless you
                   have notified the Fund of an address change within the
                   previous 30 days. The dollar limit for telephone sales is
                   $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.
 ------------------------------------------------------------------------------
 By mail           You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                   address below. In your letter of instruction, note the
                   Fund's name, share class, account number, and the dollar
                   value or number of shares you wish to sell. All account
                   owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock
                   exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program for amounts over
                   $100,000 or for alternate payee or mailing instructions.
                   Additional documentation is required for sales by
                   corporations, agents, fiduciaries, surviving joint owners
                   and individual retirement account owners. For details, call
                   1-800-345-6611.
                   Mail your letter of instruction to Columbia Funds Services,
                   Inc., P.O. Box 8081, Boston, MA 02266-8081.
 ------------------------------------------------------------------------------
 By wire           You may sell shares of the Fund and request that the
                   proceeds be wired to your bank. You must set up this
                   feature prior to your telephone request. Be sure to
                   complete the appropriate section of the account application for this feature.
 ------------------------------------------------------------------------------
 By systematic     You may automatically sell a specified dollar amount or
 withdrawal plan   percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                   available if you hold your shares in certificate form. All dividend and capital gains distributions must be
                   reinvested. Be sure to complete the appropriate section of the account application for this feature.
 ------------------------------------------------------------------------------
 By electronic     You may sell shares of the Fund and request that the
 funds transfer    proceeds be electronically transferred to your bank.
                   Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                   request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------



The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.



The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.


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Your Account




The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.



For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.



Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.



The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.



The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.


DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

Rule 12b-1 Plan The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class G shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.50% for Class G shares. The annual distribution fee may equal up to 0.65% for Class G shares. The Fund does not intend to pay more than a total of 0.95% for Class G shares in distribution and shareholder service fees during the current fiscal year. The Fund has also adopted a plan that permits it to pay for certain services provided to Class T shareholders by their financial advisor. The annual service fee may equal up to 0.50% for Class T shares. The Fund does not intend to pay more than 0.30% for Class T shares in shareholder service fees during the current fiscal year. The foregoing fees are paid out of the assets of the relevant class. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class G shares automatically convert to Class T shares after a certain number of years, eliminating a portion of these fees upon conversion. Conversion may occur six or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account -- Sales Charges" or the Statement of Additional Information for the conversion schedules applicable to Class G shares.


                                                                             ---

Your Account




Additional Intermediary Compensation In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.



Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.



In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.



In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

---

Your Account




The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

Share Certificates Share certificates are not available for any class of shares offered by the Fund.

Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

 Types of Distributions

   Dividends      Represents interest and dividends earned from securities
                  held by the Fund, net of expenses incurred by the Fund.
  ----------------------------------------------------------------------------
   Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

       ------------------------------------------------------------------

         UNDERSTANDING FUND DISTRIBUTIONS
         The Fund may earn income from the securities it holds. The
         Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
       ------------------------------------------------------------------


Distribution Options The Fund distributes any dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

 Distribution Options

    Reinvest all distributions in additional shares of your current fund
  ---------------------------------------------------------------------------
    Reinvest all distributions in shares of another fund
  ---------------------------------------------------------------------------
    Receive dividends in cash (see options below) and reinvest capital gains
  ---------------------------------------------------------------------------
    Receive all distributions in cash (with one of the following options):
  .  send the check to your address of record
  .  send the check to a third party address
  .  transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.


                                                                             ---

Your Account



Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions may also be subject to state and local income taxes.


In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. The Fund's investments in foreign securities may be subject to foreign withholding taxes. You may be entitled to claim a credit or deduction with respect to foreign taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

---

Managing the Fund
-------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.





For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other
fees paid to Columbia Management by the Fund, amounted to   % of average daily
net assets of the Fund.


PORTFOLIO MANAGER
--------------------------------------------------------------------------------



Paul J. Berlinguet, a senior vice president and senior portfolio manager of Columbia Management, is a co-manager for the Fund and has managed or co-managed the Fund since November, 2003. Mr. Berlinguet has been associated with Columbia Management since October, 2003. Prior to joining Columbia Management,
Mr. Berlinguet was head of the large-mid cap equity group and a portfolio manager at John Hancock Funds. Prior to joining John Hancock Funds in April, 2001, Mr. Berlinguet was head of the Global Technology Team and a large-cap growth portfolio manager at Baring Asset Management from May, 1989 to March, 2001.



Steven R. Lilly, a vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since May, 2004. Mr. Lilly has been an analyst for small and mid cap growth products and has been associated with Columbia Management or its affiliates since July, 1995.



Thomas P. Lettenberger, a vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since May, 2004. Mr. Lettenberger has been associated with Columbia Management since August, 2000. Prior to joining Columbia Management, Mr. Lettenberger was an equity research analyst at William Blair LLC from July 1998 to August 2000.


                                                                             ---

Financial Highlights
-------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from October 1 to September 30, unless otherwise indicated. Information for Class T shares and Class G shares prior to November 18, 2002, the date of reorganization, is for the former Retail A shares and Retail B shares, respectively, of the Galaxy Small Company Equity Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for the year ended September 30, 2004 have been audited by [________________], an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the period ended September 30, 2003 and for the years ended October 31, 2002, 2001, 2000 and 1999 has been derived from the Fund's financial statements which have been audited by [________________]
, an independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.


 The Fund


                                                 Year ended       Period ended
                                                September 30,     September 30,                Year ended October 31,
                                                  2004/(a)/       2003/(b)(c)/         2002         2001      2000       1999
                                                   Class T           Class T          Class T      Class T   Class T    Class T
                                                -------------     -------------     -------      -------     -------  -------
 Net asset value --
 Beginning of period ($)
---------------------------------------------------------------------------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment loss/(d)/
   Net realized and unrealized gain (loss) on
    investments
---------------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations
---------------------------------------------------------------------------------------------------------------------------------
 Less Distributions Declared
 to Shareholders ($):
   From net realized gains
   In excess of net realized gains
---------------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value --
 End of period ($)
---------------------------------------------------------------------------------------------------------------------------------
  Total return (%)/(f)/
---------------------------------------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets/Supplemental
 Data (%):
   Expenses/(i)/
   Net investment loss/(i)/
   Waiver/reimbursement
  Portfolio turnover rate (%)
  Net assets, end of period (000's) ($)



---

Financial Highlights


 The Fund


                                              Year ended    Period ended
                                             September 30,  September 30,                Year ended October 31,
                                               2004/(a)/    2003/(b)(c)/       2002         2001        2000        1999
                                                Class G        Class G        Class G      Class G     Class G     Class G
                                             -------------  -------------   -------      -------     -------     -------
 Net asset value --
 Beginning of period ($)
----------------------------------------------------------------------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment loss
   Net realized and unrealized gain (loss)
    on investments
----------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations
----------------------------------------------------------------------------------------------------------------------------
 Less Distributions Declared
 to Shareholders ($):
   From net realized gains
   In excess of net realized gains
----------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to
   Shareholders
----------------------------------------------------------------------------------------------------------------------------
 Net asset value --
 End of period ($)
----------------------------------------------------------------------------------------------------------------------------
  Total return (%)/(f)/
----------------------------------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets/
 Supplemental Data (%):
   Expenses/(i)/
   Net investment loss/(i)/
   Waiver/reimbursement
  Portfolio turnover rate (%)
  Net assets, end of period (000's) ($)




                                                                             ---

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.



You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:


Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:


Columbia Funds Trust XI: 811-4978



..  Columbia Small Company Equity Fund


--------------------------------------------------------------------------------


[LOGO] ColumbiaFunds

       A Member of Columbia Management Group

       (C)2005 Columbia Funds Distributor, Inc.
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.columbiafunds.com

        Columbia Small Company Equity Fund Prospectus, February 1, 2005
        ---------------------------------------------------------------


Class Z Shares

Advised by Columbia Management Advisors, Inc.

--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                  2
--------------------------------------------
Investment Goal.........................  2
Principal Investment Strategies.........  2
Principal Investment Risks..............  2
Performance History.....................  3
Your Expenses...........................  5

YOUR ACCOUNT                              6
--------------------------------------------
How to Buy Shares.......................  6
Eligible Investors......................  7
Sales Charges...........................  8
How to Exchange Shares..................  8
How to Sell Shares......................  8
Fund Policy on Trading of Fund Shares...  9
Intermediary Compensation............... 10
Other Information About Your Account.... 11



MANAGING THE FUND                        13
--------------------------------------------
Investment Advisor...................... 13
Portfolio Manager....................... 13

FINANCIAL HIGHLIGHTS                     14
--------------------------------------------

Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[LOGO] Not FDIC  May Lose Value
       Insured   No Bank Guarantee

The Fund
-------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies that have market capitalizations similar in size to those companies in the Russell 2000 Growth Index. As of December 31, 2004, that index included companies with
capitalizations between approximately $   million and $     billion. All market
capitalizations are determined at the time of purchase. The Fund invests primarily in the common stock of U.S. companies, but may invest up to 20% of its total assets in foreign equity securities.


In selecting investments for the Fund, the Fund's investment advisor looks for promising industries. It then looks within those industries for what it judges to be reasonably priced companies that have above-average growth potential. The advisor consults a wide range of sources, including management, competitors, other industry sources and regional brokerage analysts.

The Fund will sell a portfolio security when, as a result of changes in the economy, the advisor believes that holding the security is no longer consistent with the Fund's investment goal. A security may also be sold as a result of a deterioration in the performance of the security or in the financial condition of the issuer of the security.


As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional tax liability.


At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.



PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

---

The Fund



Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.


Small- or mid-cap companies may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stocks.



Frequent trading risk. Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher transaction costs, which could reduce the Fund's return.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of a broad measure of market performance for one-year, five-years and ten-years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.


                                                                             ---

The Fund




       ------------------------------------------------------------------

         UNDERSTANDING PERFORMANCE
         Calendar Year Total Returns show the Fund's Class Z share performance for each of the last ten complete calendar years./(1)/ They include the effects of Fund expenses.

         Average Annual Total Returns are a measure of the Fund's
         Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses./(2)/

         Beginning in 2003, the Fund's primary benchmark was changed to the Russell 2000 Growth Index, an unmanaged index that
         tracks the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Fund's returns are also compared to the Russell
         2000 Index, an unmanaged index that tracks the performance of the 2,000 smallest of the 3,000 largest U.S. companies, based on market capitalization. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
       ------------------------------------------------------------------


 Calendar Year Total Returns (Class Z)/(1)/

                                    [CHART]

 1995    1996    1997    1998    1999    2000    2001    2002    2003    2004
 ----    ----    ----    ----    ----    ----    ----    ----   ------  ------
39.67%  21.59%  14.64% -10.66%  39.63%  -5.01%   0.22%  -33.48% 42.79%




The Class's year-to-date total return through For the periods shown in bar chart:
December 31, 2003 was                         Best quarter:
                                              Worst quarter:

(1) The calendar year total returns shown for Class Z shares include the returns of Trust Shares of the Galaxy Small Company Equity Fund (Galaxy
    Fund), the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 Average Annual Total Returns -- for periods ended December 31, 2004



                                                               1 Year 5 Years  10 Years
Class Z (%)
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and Sale of Fund Shares
---------------------------------------------------------------------------------------
Russell 2000 Growth Index (%)
---------------------------------------------------------------------------------------
Russell 2000 Index (%)


(1) The average annual total returns shown include the returns of Trust Shares of the Galaxy Fund for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the Fund.


---

The Fund



YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


       ------------------------------------------------------------------

         UNDERSTANDING EXPENSES
         Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

         Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:
         .  $10,000 initial investment
         .  5% total return for each year
         .  Fund operating expenses remain the same
         .  Reinvestment of all dividends and distributions
       ------------------------------------------------------------------



 Shareholder Fees/(1) /(paid directly from your investment)



  Maximum sales charge (load) on purchases (%)
  (as a percentage of the offering price)                               0.00
  ----------------------------------------------------------------------------
  Maximum deferred sales charge (load) on redemptions (%)
  (as a percentage of the lesser of purchase price or redemption price) 0.00
  ----------------------------------------------------------------------------
  Redemption fee (%)
  (as a percentage of amount redeemed, if applicable)                   /(2)/


(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) There is a $7.50 charge for wiring sale proceeds to your bank.


 Annual Fund Operating Expenses (deducted directly from Fund assets)


                  Management fee/(1)/ (%)
                  ----------------------------------------------
                  Distribution and service (12b-1) fees (%)
                  ----------------------------------------------
                  Other expenses/(2)/ (%)
                  ----------------------------------------------
                  Total annual fund operating expenses (%)


(1) The Fund pays a management fee of 0.xx% and an administration fee of 0.xx%.


(2) Other expenses have been restated to reflect contractual changes to the transfer agency fees of the Fund effective November 1, 2003.


 Example Expenses (your actual costs may be higher or lower)


          1 Year           3 Years          5 Years         10 Years


                                                                             ---

Your Account
-------------------------------------------------------------------------------


HOW TO BUY SHARES
--------------------------------------------------------------------------------
When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated offering price. "Good form" means that you placed your order with Columbia Funds Services, Inc. or your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

 Outlined below are the various options for buying shares:


Method             Instructions
Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                   your request prior to the close of regular trading on the
                   New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                   time. Your financial advisor may charge you fees for
                   executing the purchase for you.
-------------------------------------------------------------------------------
By check           For new accounts, send a completed application and check
(new account)      made payable to the Fund and mailed to Columbia Funds
                   Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-------------------------------------------------------------------------------
By check           For existing accounts, fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and
                   account number with a check made payable to the Fund and
                   mailed to Columbia Funds Services, Inc., P.O. Box 8081,
                   Boston, MA 02266-8081.
-------------------------------------------------------------------------------
By exchange        You or your financial advisor may acquire shares of the
                   Fund for your account by exchanging shares you own in a
                   different fund distributed by Columbia Funds Distributor,
                   Inc. for shares of the same class of the Fund at no
                   additional cost. To exchange by telephone, call
                   1-800-422-3737. Please see "How to Exchange Shares" for
                   more information.
-------------------------------------------------------------------------------
By wire            You may purchase shares of the Fund by wiring money from
                   your bank account to your Fund account. To wire funds to
                   your Fund account, call 1-800-422-3737 for wiring
                   instructions.
-------------------------------------------------------------------------------
By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds
                   transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                   prior to your telephone request. Be sure to complete the
                   appropriate section of the application.
-------------------------------------------------------------------------------
Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                   transfer. Be sure to complete the appropriate section of
                   the application for this feature.
-------------------------------------------------------------------------------
Automated dollar   You may purchase shares of the Fund for your account by
cost averaging     exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   Exchanges will continue so long as your fund balance is
                   sufficient to complete the transfers. You may terminate
                   your program or change the amount of the exchange (subject to the $ 100 minimum) by calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
-------------------------------------------------------------------------------
By dividend        You may automatically invest dividends distributed by
diversification    another fund into the same class of shares of the Fund at
                   no additional sales charge. To invest your dividends in the
                   Fund, call 1-800-345-6611.


---

Your Account



ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

   . Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Funds Distributor, Inc. (i) who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iii) who purchased certain no-load shares of funds merged with funds distributed by Columbia Funds Distributor, Inc.;

   . Any trustee or director (or family member of a trustee or director) of any fund distributed by Columbia Funds Distributor, Inc.; and


   . Any employee (or family member of an employee) of former FleetBoston Financial Corporation or its subsidiaries.


$100,000 minimum initial investment

   . Clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee; and

   . Any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

No minimum initial investment

   . Any client of Fleet National Bank or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet National Bank or the subsidiary);

   . A retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from Columbia Funds Distributor, Inc. or through a third-party broker-dealer;

   . Investors purchasing through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and

   . Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

The Fund reserves the right to change the criteria for Eligible Investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan, however, each investment requires a $25 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

                                                                             ---

Your Account



SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

       ------------------------------------------------------------------

         CHOOSING A SHARE CLASS
         The Fund offers one class of shares in this prospectus --
         Class Z.

         The Fund also offers five additional classes of shares --
         Class A, B, C, T and G shares are available through separate prospectuses. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.
       ------------------------------------------------------------------

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

---

Your Account



 Outlined below are the various options for selling shares:


 Method            Instructions
 Through your      You may call your financial advisor to place your sell
 financial advisor order. To receive the current trading day's price, your financial advisor must receive your request prior to the
                   close of regular trading on the NYSE, usually 4:00 p.m.
                   Eastern time. Your financial advisor may charge you fees
                   for executing a redemption for you.
 ------------------------------------------------------------------------------
 By exchange       You or your financial advisor may sell shares of the Fund
                   by exchanging from the Fund into Class Z shares or Class A shares (only if Class Z is not offered) of another fund
                   distributed by Columbia Funds Distributor, Inc. at no
                   additional cost. To exchange by telephone, call
                   1-800-422-3737.
 ------------------------------------------------------------------------------
 By telephone      You or your financial advisor may sell shares of the Fund
                   by telephone and request that a check be sent to your
                   address of record by calling 1-800-422-3737, unless you
                   have notified the Fund of an address change within the
                   previous 30 days. The dollar limit for telephone sales is $
                   100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.
 ------------------------------------------------------------------------------
 By mail           You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign
                   the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another
                   eligible guarantor that participates in the Medallion
                   Signature Guarantee Program for amounts over $100,000 or
                   for alternate payee or mailing instructions. Additional
                   documentation is required for sales by corporations,
                   agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                   Mail your letter of instruction to Columbia Funds Services,
                   Inc., P.O. Box 8081, Boston, MA 02266-8081.
 ------------------------------------------------------------------------------
 By wire           You may sell shares of the Fund and request that the
                   proceeds be wired to your bank. You must set up this
                   feature prior to your request. Be sure to complete the
                   appropriate section of the account application for this
                   feature.
 ------------------------------------------------------------------------------
 By systematic     You may automatically sell a specified dollar amount or
 withdrawal plan   percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. All dividend and
                   capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
 ------------------------------------------------------------------------------
 By electronic     You may sell shares of the Fund and request that the
 funds transfer    proceeds be electronically transferred to your bank.
                   Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                   request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------



The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of Fund shares.



The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.



The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.


                                                                             ---

Your Account




For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.



Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.



The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.



The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.



INTERMEDIARY COMPENSATION

--------------------------------------------------------------------------------

The distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.



Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.



In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record


---

Your Account



in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.



In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How the Fund's Share Price is Determined The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

Share Certificates Share certificates are not available for Class Z shares.

Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

 Types of Distributions

   Dividends      Represents interest and dividends earned from securities
                  held by the Fund, net of expenses incurred by the Fund.
  ----------------------------------------------------------------------------
   Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

                                                                             ---

Your Account



       ------------------------------------------------------------------

         UNDERSTANDING FUND DISTRIBUTIONS
         The Fund may earn income from the securities it holds. The
         Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
       ------------------------------------------------------------------


Distribution Options The Fund distributes any dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

 Distribution Options

    Reinvest all distributions in additional shares of your current fund
  ---------------------------------------------------------------------------
    Reinvest all distributions in shares of another fund
  ---------------------------------------------------------------------------
    Receive dividends in cash (see options below) and reinvest capital gains
  ---------------------------------------------------------------------------
    Receive all distributions in cash (with one of the following options):
  .  send the check to your address of record
  .  send the check to a third party address
  .  transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.



Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.



In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. The Fund's investments in foreign securities may be subject to foreign withholding taxes. You may be entitled to claim a credit or deduction with respect to foreign taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

---

Managing the Fund
-------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.





For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other
fees paid to Columbia Management by the Fund, amounted to   % of average daily
net assets of the Fund.


PORTFOLIO MANAGER
--------------------------------------------------------------------------------



Paul J. Berlinguet, a senior vice president and senior portfolio manager of Columbia Management, is a co-manager for the Fund and has managed or co-managed the Fund since November, 2003. Mr. Berlinguet has been associated with Columbia Management since October, 2003. Prior to joining Columbia Management, Mr. Berlinguet was head of the large-mid cap equity group and a portfolio manager at John Hancock Funds. Prior to joining John Hancock Funds in April, 2001, Mr. Berlinguet was head of the Global Technology Team and a large-cap growth portfolio manager at Baring Asset Management from May, 1989 to March, 2001.



Steven R. Lilly, a vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since May, 2004. Mr. Lilly has been an analyst for small and mid cap growth products and has been associated with Columbia Management or its affiliates since July, 1995.



Thomas P. Lettenberger, a vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since May, 2004. Mr. Lettenberger has been associated with Columbia Management since August, 2000. Prior to joining Columbia Management, Mr. Lettenberger was an equity research analyst at William Blair LLC from July 1998 to August 2000.


                                                                             ---

Financial Highlights
-------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the last five fiscal years, which run from October 1 to September 30, unless otherwise indicated. Information for Class Z shares prior to November 18, 2002, the date of reorganization, is for the former Trust shares of the Galaxy Small Company Equity Fund. Certain information reflects financial results for a single Class
Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for the year ended September 30, 2004 have been audited by [________________], an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the period ended September 30, 2003 and for the years ended October 31, 2002, 2001, 2000 and
1999 has been derived from the Fund's financial statements which have been audited by [________________], an independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.


 The Fund


                                              Year ended      Period ended
                                             September 30,    September 30,              Year ended October 31,
                                               2004/(a)/      2003/(b)(c)/         2002         2001      2000     1999
                                                Class Z          Class Z          Class Z      Class Z   Class Z  Class Z
                                             -------------    -------------    -------       -------     -------  -------
 Net asset value --
 Beginning of period ($)
--------------------------------------------------------------------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment loss
   Net realized and unrealized gain (loss)
    on investments
--------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations
--------------------------------------------------------------------------------------------------------------------------
 Less Distributions Declared
 to Shareholders ($):
   From net realized gains
   In excess of net realized gains
--------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to
   Shareholders
--------------------------------------------------------------------------------------------------------------------------
 Net asset value --
 End of period ($)
--------------------------------------------------------------------------------------------------------------------------
  Total return (%)/(f)/
--------------------------------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets/
 Supplemental Data (%):
   Expenses/(i)/
   Net investment loss/(i)/
   Waiver/reimbursement
  Portfolio turnover rate (%)
  Net assets, end of period (000's) ($)



---

Notes
-------------------------------------------------------------------------------

================================================================================

                                                                             ---

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.



You can get free copies of annual and semiannual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:


Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:


Columbia Funds Trust XI: 811-4978



..  Columbia Small Company Equity Fund


--------------------------------------------------------------------------------


[LOGO] ColumbiaFunds

       A Member of Columbia Management Group

       (C)2005 Columbia Funds Distributor, Inc.
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.columbiafunds.com






                           COLUMBIA GROWTH STOCK FUND
                          COLUMBIA YOUNG INVESTOR FUND
                        SERIES OF COLUMBIA FUNDS TRUST XI
                       STATEMENT OF ADDITIONAL INFORMATION

                                FEBRUARY 1, 2005



This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectuses of Columbia Growth Stock Fund and Columbia Young Investor Fund (each a Fund and collectively, the Funds). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of the relevant Fund dated February 1, 2005. This SAI should be read together with the relevant Prospectus and most recent Annual Report dated September 30, 2004. Investors may obtain a free copy of the relevant Prospectus and Annual Report from Columbia Funds Distributor, Inc. (CFD), One Financial Center, Boston, MA 02111-2621. The Financial Statements and Report of Independent Registered Public Accounting Firm appearing in each Fund's September 30, 2004 Annual Report are incorporated into this SAI by reference.


Part 1 of this SAI contains specific information about the Funds. Part 2 includes information about the funds distributed by CFD generally and additional information about certain securities and investment techniques described in the Funds' Prospectuses.

TABLE OF CONTENTS


                                                      PAGE
PART 1
Definitions
Organization and History
Investment Goal and Policies
Fundamental Investment Policies
Other Investment Policies
Portfolio Turnover
Fund Charges and Expenses
Custodian
Independent Registered Public Accounting Firm



                                                      PAGE
PART 2
Miscellaneous Investment Practices
Taxes
Additional Tax Matters Concerning Trust Shares
Management of the Funds
Determination of Net Asset Value
How to Buy Shares
Special Purchase Programs/Investor Services
Programs for Reducing or Eliminating Sale Charges
How to Sell Shares
Distributions
How to Exchange Shares
Suspension of Redemptions
Shareholder Liability
Shareholder Meetings
Appendix I
Appendix II

                                     PART 1
                           COLUMBIA GROWTH STOCK FUND
                          COLUMBIA YOUNG INVESTOR FUND
                       STATEMENT OF ADDITIONAL INFORMATION

                                FEBRUARY 1, 2005


DEFINITIONS

"Growth Stock Fund" or "Fund"        Columbia Growth Stock Fund
"Young Investor Fund" or "Fund"      Columbia Young Investor Fund
"Trust"                              Columbia Funds Trust XI
"Advisor"                            Columbia Management Advisors, Inc., the
                                     Funds' investment advisor
"CFD"                                Columbia Funds Distributor, Inc., the
                                     Fund's distributor
"CFS"                                Columbia Funds Services, Inc., the Fund's
                                     shareholder services and transfer agent

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1987. Each Fund is a diversified series of the Trust and represents the entire interest in a separate series of the Trust. Effective February 1, 1995, the name of the Growth Stock Fund was changed from SteinRoe Stock Fund to SteinRoe Growth Stock Fund. Effective February 1, 1996, the names of the Trust and the Funds were changed to separate "SteinRoe" into two words. Effective October 18, 1999, the Trust changed its name from Stein Roe Investment Trust to Liberty-Stein Roe Funds Investment Trust. Effective October 13, 2003, the Trust changed its name from Liberty-Stein Roe Funds Investment Trust to its current name. Effective July 15, 2002, the name of the Growth Stock Fund was changed from Stein Roe Growth Stock Fund to Liberty Growth Stock Fund. Effective October 13, 2003, the name of the Fund changed from Liberty Growth Stock Fund to its current name. Effective July 29, 2002, the name of the Young Investor Fund changed from Stein Roe Young Investor Fund to Liberty Young Investor Fund. Effective October 13, 2003, the name of the Fund changed from Liberty Young Investor Fund to its current name. Prior to July 15, 2002, rather than invest in securities directly, the Funds sought to achieve their investment goals by pooling their assets with those of other investment companies for investment in another "master" mutual fund having the identical investment goals and substantially the same investment policies as its "feeder" funds.

Each Fund offers 4 classes of shares - Class A, B, C and Z. Prior to July 15, 2002, the Growth Stock Fund had a single class of shares. On that date the outstanding shares of the Fund were converted into Class Z shares, and the Fund commenced offering Class A, B and C shares. Prior to July 29, 2002, the Young Investor Fund had a single class of shares. On that date, the outstanding shares of the Fund were redesignated as Class Z shares, and the Fund commenced offering Class A, B and C shares.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Funds and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See Part 2 of this SAI for more information.

INVESTMENT GOAL AND POLICIES

The Prospectuses describe each Fund's investment goal and investment strategies and risks. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Funds. Part 2 contains additional information about the following securities and investment techniques that may be utilized by the Funds:

      Debt Securities (Young Investor Fund only)
      Derivatives
      Structured Notes
      Interest Rate Swaps, Caps and Floors
      Mortgage-Backed Securities
      Floating Rate Instruments (Young Investor Fund only)
      Short Sales
      Interfund Borrowing and Lending
      Forward Commitments ("When Issued" and "Delayed Delivery" Securities) Reverse Repurchase Agreements
      Securities Loans
      Repurchase Agreements
      Line of Credit
      Futures Contracts and Related Options (Limited to interest rate futures, tax-exempt bond index futures, options on such futures and options on such indices)
      Options on Securities

                                       b

      Foreign Securities
      Rule 144A Securities

Except as indicated below under "Fundamental Investment Policies," the Funds' investment policies are not fundamental and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940 (1940 Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a particular Fund, or
(2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies can not be changed without such a vote.

As fundamental investment policies, each Fund may not:

      (1) with respect to 75% of its total assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of a single issuer, except for securities issued or guaranteed by the
U. S. Government or any of its agencies or instrumentalities or repurchase agreements for such securities, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

      (2) acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

      (3) act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

      (4) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), commodities, or commodity contracts, except that it may enter into (a) futures and options on futures and
(b) forward contracts;

      (5) make loans, although it may (a) lend portfolio securities and participate in an interfund lending program with other affiliated registered open-end investment companies provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans); (b) purchase money market instruments and enter into repurchase agreements; and (c) acquire publicly distributed or privately placed debt securities;

      (6) borrow except from banks, other affiliated funds and other entities to the extent permitted by the Investment Company Act of 1940;

      (7) invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund; or

      (8) issue any senior security except to the extent permitted under the Investment Company Act of 1940.

OTHER INVESTMENT POLICIES

Each Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. None of the following restrictions shall prevent the Fund from investing all or substantially all of its assets in another investment company having the same investment objective and substantially the same investment policies as the Fund. Each Fund may not:

      (a) invest in any of the following: (i) interests in oil, gas, or other mineral leases or exploration or development programs (except readily marketable securities, including but not limited to master limited partnership interests, that may represent indirect interests in oil, gas, or other mineral exploration or development programs); (ii) puts, calls, straddles, spreads, or any combination thereof (except that it may enter into transactions in options, futures, and options on futures); (iii) shares of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization; and (iv) limited partnerships in real estate unless they are readily marketable;

      (b) invest in companies for the purpose of exercising control or management;

                                       c

      (c) purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of its total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker's commission, except for securities acquired as part of a merger, consolidation or acquisition of assets;

      (d) invest more than 5% of its net assets (valued at time of purchase) in warrants, nor more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchange;

      (e) write an option on a security unless the option is issued by the Options Clearing Corporation, an exchange, or similar entity;

      (f) invest more than 25% of its total assets (valued at time of purchase) in securities of foreign issuers (other than securities represented by American Depositary Receipts (ADRs) or securities guaranteed by a U.S. person);

      (g) purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions;

      (h) purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions), or sell securities short unless (i) it owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are "when issued" or "when distributed" securities which it expects to receive in a recapitalization, reorganization, or other exchange for securities it contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales;

      (i) invest more than 5% of its total assets (taken at market value at the time of a particular investment) in restricted securities, other than securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933; or

      (j) invest more than 15% of its net assets (taken at market value at the time of a particular investment) in illiquid securities, including repurchase agreements maturing in more than seven days.

      (Growth Stock Fund ONLY may not): acquire securities of other registered open-end investment companies or registered unit investment trusts in reliance on section 12(d)(1)(F) or (G) of the Investment Company Act of 1940.

PORTFOLIO TURNOVER

Although neither Fund purchases securities with a view to rapid turnover, there are no limitations on the length of time that portfolio securities must be held. Portfolio turnover can occur for a number of reasons such as general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. Because of each Fund's flexibility of investment and emphasis on growth of capital, it may have greater portfolio turnover than that of mutual funds that have primary objectives of income or maintenance of a balanced investment position. The future turnover rate may vary greatly from year to year. A high rate of portfolio turnover in a Fund, if it should occur, would result in increased transaction expenses, which must be borne by the Fund. High portfolio turnover may also result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.




FUND CHARGES AND EXPENSES

Under the Growth Stock Fund's Management Agreement, the Fund pays the Advisor a monthly fee based on average net assets, determined at the close of each business day during the month, at the annual rate of 0.600% up to $500 million; 0.550% of the next $500 million; 0.500% of the next $1 billion; and 0.450% thereafter. Prior to July 15, 2002, the management fee was paid by the SR&F Growth Stock Portfolio (Portfolio), the master fund into which the Fund invested all of its assets as part of a master fund-feeder fund structure. The Fund pays the Advisor a monthly Administrative Fee based on average daily net assets at the close of each business day during the month at the rate of 0.150% up to $500 million; 0.125% of the next $500 million; 0.100% on the next $500 million, 0.075% on the next $500 million and 0.05% thereafter.

                                       d

Under the Young Investor Fund's Management Agreement, the Fund pays the Advisor a monthly fee based on average net assets, determined at the close of each business day during the month, at the annual rate of 0.600% up to $500 million, 0.550% of the next $500 million, and 0.500% over $1 billion. Prior to July 29, 2002, the management fee was paid by the SR&F Growth Investor Portfolio (Portfolio), the master fund into which the Fund invested all of its assets as part of a master fund-feeder fund structure. The Fund pays the Advisor a monthly Administrative Fee based on average daily net assets at the close of each business day during the month at the rate of 0.200% up to $500 million, 0.150% of the next $500 million, and 0.125% over $1 billion.

The shareholder servicing and transfer agency fee arrangement between CFS and the Funds has been revised so that each Fund pays the following fees:

      An annual open account fee of $28 per open account, plus the Fund's allocated share of reimbursement for the out-of-pocket expenses of CFS.


Effective November 1, 2004, the advisor has voluntarily agreed to reimburse the Young Investor Fund for certain expenses so that the transfer agency fees for each of Class A, B, C and Z shares will not exceed 0.10%. This arrangement may be modified or terminated by the advisor at any time.


Prior to November 1, 2003, the Funds paid a shareholders' servicing and transfer agency fee to CFS as follows:

Each Fund's agreement was such that the fees for Classes A, B and C were aggregated, and the fees for Class Z were applied individually as follows:

- An account fee for each open account of $4.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

- An account fee for each closed account of $1.50 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

- A transaction fee of $1.40 per transaction occurring in Fund accounts during any month; plus

- A monthly fee at the rate of 0.06% per annum of the average daily closing value of the total net assets of the Fund for such month; plus

- The Fund's allocated share of CFS' out-of-pocket expenses, including fees payable to DST Systems, Inc. (DST) under a remote services agreement with DST.

The Advisor is responsible for providing accounting and bookkeeping services to the Fund pursuant to an Accounting and Bookkeeping Agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its Accounting and Bookkeeping Agreement with the Trust, the Advisor receives from each Fund a monthly fee consisting of a flat fee plus an asset-based fee, as follows:

-     An annual flat fee of $10,000, paid monthly; and

- In any month that a Fund has average net assets of more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

The Fund reimburses the Advisor for all out-of-pocket expenses and charges, including fees payable to third parties (other than State Street) for providing pricing data.

                                       e

RECENT FEES PAID TO THE ADVISOR, CFD AND CFS (dollars in thousands)


                                                       Growth Stock Fund
                                                   Years ended September 30,
                                                 2004    2003        2002
                                                 ----   ------     --------
Management fees                                         $4,600     $3,410(a)
Administrative fees                                      1,114        879
Pricing and bookkeeping fee                                248        247
Shareholder service and transfer agency fees             2,924      1,275
12b-1 Fees:
    Service fee (Class A)                                  215         50
    Service fee (Class B)                                  768        183
    Service fee (Class C)                                   71         17
    Distribution fee (Class A)                              86         20
    Distribution fee (Class B)                           2,288        548
    Distribution fee (Class C)                             212         51
    Fees waived by the Distributor (Class A)               (43)       (10)
    Fees and expenses waived or reimbursed
        by the Advisor (Class Z)                          (225)       (57)



                                                    Young Investor Fund
                                                  Years ended September 30,
                                                 2004    2003        2002
                                                 ----   ------     --------
Management fees                                         $4,309     $4,512(c)
Administrative fees                                      1,357      1,422
Pricing and bookkeeping fee                                232        290
Shareholder service and transfer agency fees             4,665        ---
12b-1 Fees:
    Service fee (Class A)                                  226         40
    Service fee (Class B)                                   17          3
    Service fee (Class C)                                    1         (e)
    Distribution fee (Class A)                              91         16
    Distribution fee (Class B)                              51         10
    Distribution fee (Class C)                               4         (e)
    Fees waived by the Distributor (Class A)               (45)        (8)
    Fees and expenses waived or reimbursed by
      the Advisor (Class A)                               (465)      (120)
    Fees and expenses waived or reimbursed by
      the Advisor (Class B)                                (35)       (10)
    Fees and expenses waived or reimbursed by
      the Advisor (Class C)                                 (3)         1


(a) Paid from the SR&F Growth Stock Portfolio, in which the Growth Stock Fund invested as a feeder fund in a master fund/feeder fund arrangement until July 15, 2002, and from the Fund directly from July 15, 2002 through September 30, 2002.

(b)   Paid from the SR&F Growth Stock Portfolio.

(c) Paid from the SR&F Growth Investor Portfolio, in which the Young Investor Fund invested as a feeder fund in a master fund/feeder fund arrangement until July 29, 2002, and from the Young Investor Fund directly from July 29, 2002 through September 30, 2002.

(d)   Paid from the SR&F Young Investor Portfolio

(e)   Rounds to less than one.

                                       f

BROKERAGE COMMISSIONS (dollars in thousands)

The following table shows commissions paid on transactions during the past three fiscal years.


                                                   Years Ended September 30,
              Growth Stock Fund                  2004       2003        2002
--------------------------------------------     ----      --------    ---------
Total commissions                                          $  2,919    $  2,127
Directed transactions (f)                                   181,906     188,779

Commissions on directed transactions                            357         264

Commissions paid to AlphaTrade Inc.(h)                         N/A           17
  % of Aggregate Commissions                                   N/A         0.80%
  % of Aggregate Dollar Amount of
               Brokerage Transactions                          N/A         1.97%

Commissions paid to Quick & Reilly, Inc.                       N/A            0
  % of Aggregate Commissions                                   N/A            0
  % of Aggregate Dollar Amount of
               Brokerage Transactions                          N/A            0

Commissions paid to Robertson Stephens, Inc.                   N/A            0
  % of Aggregate Commissions                                   N/A            0
  % of Aggregate Dollar Amount of
               Brokerage Transactions                          N/A            0

Commissions paid to Fleet Securities, Inc.                       20          20(g)
  % of Aggregate Commissions                                   0.68%       0.94%
  % of Aggregate Dollar Amount of
               Brokerage Transactions                          0.00%       1.29%


(f) See "Management of the Funds - Portfolio Transactions - Brokerage and research services" in Part 2 of this SAI

(g) Commissions paid on trades executed by Fleet Institutional Trading (a division of Fleet Securities, Inc.)


                                                    Years Ended September 30,
            Young Investor Fund                 2004         2003        2002
-------------------------------------------     ----       --------    --------
Total commissions                                          $  2,204    $   880
Directed transactions                                        69,442     40,537
Commissions on directed transactions                            139         88

Commissions paid to AlphaTrade Inc.(h)                        N/A          4.3
  % of Aggregate Commissions                                  N/A         0.36%
  % of Aggregate Dollar Amount of
               Brokerage Transactions                         N/A         1.53%

Commissions paid to Quick & Reilly, Inc.                      N/A            0
  % of Aggregate Commissions                                  N/A            0
  % of Aggregate Dollar Amount of
              Brokerage Transactions                          N/A            0

Commissions paid to Robertson Stephens, Inc.                  N/A            0
  % of Aggregate Commissions                                  N/A            0
  % of Aggregate Dollar Amount of
              Brokerage Transactions                          N/A            0

Commissions paid to Fleet Securities, Inc.                       15          0
  % of Aggregate Commissions                                   0.68%         0
  % of Aggregate Dollar Amount of
              Brokerage Transactions                           0.00%         0


(h)   As of May 2002, AlphaTrade Inc. is no longer used for transactions.

                                       g

TRUSTEES AND TRUSTEES' FEES

Columbia Funds Complex consists of the following funds (the "Funds"):

The series of Columbia Funds Trust I, the series of Columbia Funds Trust II, the series of Columbia Funds Trust III, the series of Columbia Funds Trust IV, the series of Columbia Funds Trust V, the series of Columbia Funds Trust VI, the series of Columbia Funds Trust VII, the series of Liberty Variable Investment Trust and 9 closed-end or interval management investment company portfolios. (For purposes of this Trustees and Trustees' Fees section only, the "Liberty Funds").

The series of Columbia Funds Trust VIII, the series of Columbia Funds Trust IX, the series of Columbia Funds Trust XI, the series of SteinRoe Variable Investment Trust and 3 closed-end management investment company portfolios. (For purposes of this Trustees and Trustees' Fees section only, the "Stein Roe Funds").

Two closed-end management investment company portfolios named Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (For purposes of this Trustees and Trustees' Fees section only, the "All-Star Funds").

Columbia Management Multi-Strategy Hedge Fund, LLC.

Columbia Balanced Fund, Inc., Columbia Common Stock Fund, Inc., Columbia Daily Income Company, Columbia Fixed Income Securities Fund, Inc., Columbia Growth Fund, Inc., Columbia High Yield Fund, Inc., Columbia International Stock Fund, Inc., Columbia National Municipal Bond Fund, Inc., Columbia Oregon Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Short Term Bond Fund, Inc., Columbia Small Cap Growth Fund, Inc., Columbia Mid Cap Growth Fund, Inc., Columbia Strategic Investor Fund, Inc., Columbia Technology Fund, Inc. and the series of CMG Fund Trust. (For purposes of this Trustees and Trustees' Fees section only, the "Columbia Funds").

The series of The Galaxy Funds. (For purposes of this Trustees and Trustees' Fees section only, the "Galaxy Funds").

The series of Columbia Acorn Trust and the series of Wanger Advisors Trust. (For purposes of this Trustees and Trustees' fees section only, the "Acorn Funds" and "WAT Funds," respectively).


The Advisor or its affiliates pay the compensation of all the officers of the Funds in the Columbia Funds Complex, including Trustees who are affiliated with the Advisor. For the fiscal year ended September 30, 2004 and the calendar year ended December 31, 2004, the Trustees received the following compensation for serving as Trustees:



                                                                                                                     Aggregate
                                                Total Compensation from the      Aggregate Compensation from   Compensation from the
                            Pension or        Funds and the Fund Complex Paid     the Growth Stock Fund for     Young Investor Fund
                       Retirement Benefits   to the Trustees for the Calendar         the Fiscal Year               for the Fiscal
                        Accrued as Part of              Year Ended                         Ended                      Year Ended
       Trustee          Fund Expenses(i)          December 31, 2004 (j)             September 30, 2004          September 30, 2004
--------------------   -------------------   --------------------------------    ---------------------------   ---------------------
Douglas A. Hacker              N/A
Janet Langford Kelly           N/A
Richard W. Lowry               N/A
Salvatore Macera (k)           N/A
William E. Mayer               N/A
Charles R. Nelson              N/A
John J. Neuhauser              N/A
Patrick J. Simpson              NA
Thomas Stitzel                 N/A
Thomas C. Theobald             N/A
Anne-Lee Verville              N/A
Richard L. Woolworth           N/A


(i) The Fund does not currently provide pension or retirement plan benefits to the Trustees.

(j) As of December 31, 2004, the Columbia Funds Complex consisted of XX open-end and XX closed-end management investment company portfolios. Effective October 8, 2003, Patrick J. Simpson and Richard L. Woolworth, then directors/trustees of the Columbia Funds, were

                                       h
      appointed to the board of trustees of the Liberty Funds and Stein Roe Funds. Also effective October 8, 2003, the trustees of the Liberty Funds and the Stein Roe Funds were elected as directors/trustees of the Columbia Funds. A single combined board of trustees/directors now oversees all of the Liberty Funds, Stein Roe Funds and Columbia Funds. The All-Star Funds, Columbia Management Multi-Strategy Hedge Fund, LLC, the Galaxy Funds, the Acorn Funds and the WAT Funds each have separate boards of trustees/directors.

(k) Mr. Macera retired as a Trustee from the Board of Trustees effective June 18, 2003.





(m) During the fiscal year ended September 30, 2004, and the calendar year ended December 31, 2004, Mr. Theobald deferred $XX of his compensation from the Growth Stock Fund and $XX of his compensation from the Young Investor Fund, and $XX of his total compensation from the Columbia
      Funds Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Theobald's account under that plan was $XX.

(n) During the fiscal year ended September 30, 2004, and the calendar year ended December 31, 2004, Ms. Verville deferred $XX of her compensation from the Growth Stock Fund and $XX of her compensation from the Young Investor Fund and $XX of her total compensation from the Columbia
      Funds Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Ms. Verville's account under that plan was $XX.


Role of the Board of Trustees

      The Trustees of the Funds are responsible for the overall management and supervision of the Funds' affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with service providers for the Funds and review the Funds' performance. Mr. Theobald was elected Chairman of the Board of Trustees of the Liberty Funds, Stein Roe Funds and Columbia Funds effective December 2003. The Trustees have created several committees to perform specific functions for the Funds.

Audit Committee


      Ms. Verville and Messrs. Hacker, Stitzel and Woolworth are members of the Audit Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Verville and Messrs. Hacker, Nelson and Neuhauser were members of the Audit Committee of the Board of Trustees of the Funds. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls of the Funds and certain service providers. For the fiscal year ended September 30, 2004, the Audit Committee convened XX times.


Governance Committee


      Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Verville and Messrs. Hacker, Lowry, Mayer and Theobald were members of the Governance Committee of the Board of Trustees of the Funds. The Governance Committee's functions include recommending to the Trustees nominees for independent Trustee positions and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Fund. For the fiscal year ended September 30, 2004, the Governance Committee convened XX times.


Advisory Fees & Expenses Committee


      Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees and Expenses Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Kelly and Messrs. Mayer, Neuhauser, Stitzel and Theobald were members of the Advisory Fees and Expenses Committee of the Board of Trustees of the Fund. The Advisory Fees and Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. For the fiscal year ended September 30, 2004, the Advisory Fees and Expenses Committee convened XX times.

Investment Oversight Committees

      Beginning in 2004, each Trustee of the Funds also will serve on an Investment Oversight Committee (IOC). Each IOC will be responsible for monitoring, on an ongoing basis, a select group of funds in the Columbia Funds Complex and will give particular consideration to such matters as the Funds' adherence to their investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Funds will attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each IOC will meet four times a year. The following are members of the respective IOCs and the general categories of Funds which they will review:

      IOC #1: Messrs. Lowry, Mayer and Neuhauser will be responsible for reviewing Funds in the following asset categories: Large Growth Diversified, Large Growth Concentrated, Small Growth, Outside Managed (i.e., sub-advised), Municipal and Bank Loan.

      IOC #2: Messrs. Hacker and Palombo and Ms. Verville will be responsible for reviewing Funds in the following asset categories: Large Blend, Small Blend, Foreign Stock, Fixed Income - Multi Sector, Fixed Income - Core and Young Investor.

      IOC#3: Messrs. Theobald and Stitzel and Ms. Kelly will be responsible for reviewing Funds in the following asset categories: Large Value, Large/Mid Cap Value, Small Value, Asset Allocation, High Yield and Money Market.

      IOC#4: Messrs. Nelson, Simpson and Woolworth will be responsible for reviewing Funds in the following asset categories: Large Multi-Cap Blend, Mid Cap Growth, Small Growth, Asset Allocation, Specialty Equity and Taxable Fixed Income.

Share Ownership


      The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2004 (i) in each Fund and
(ii) in all Funds in the Columbia Funds Complex.



                          Dollar Range of    Dollar Range of
                              Equity             Equity
                             Securities         Securities      Aggregate Dollar Range of Equity
                           Owned in The       Owned in The       Securities Owned in All Funds
                           Growth Stock      Young Investor          Overseen by Trustee in
    Name of Trustee           Fund               Fund              Columbia Funds Complex
----------------------    ---------------    ---------------    --------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker
Janet Langford Kelly
Richard W. Lowry

Charles R. Nelson

John J. Neuhauser
Patrick J. Simpson
Thomas E. Stitzel
Thomas C. Theobald

Anne-Lee Verville (o)
Richard L. Woolworth

INTERESTED TRUSTEES
William E. Mayer





                                       j

OWNERSHIP OF THE FUND


On December 31, 2004, the officers and Trustees of the Trust as a group owned less than 1.00% of the then outstanding shares of each Fund.



On December 31, 2004, the following shareholders of record owned 5% or more of the Growth Stock Fund's then outstanding shares:



                                            Approximate % of          Approximate % of
                                              Outstanding               Outstanding
     Name and Address                     Shares in Class Held        Fund Shares Held
-------------------------------------     --------------------        ----------------
Class C Shares
 Merrill Lynch Pierce Fenner & Smith
For the Sole Benefit of its Customers
Attn:  Fund Administration 97SE8
4800 Deer Lake Drive E, 2nd Floor
Jacksonville, FL 32246-6484

Class Z Shares

 Charles Schwab & Co. Inc.
Special Custody Account for the
 Exclusive Benefit of Customers
 Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122

Citigroup Global Markets Inc.
Book Entry Account
Attn: Matt Maestri
333 West 34th Street, 7th Floor
Mutual Funds Dept.
New York, NY  10001-2402


As of record on December 31, 2004, the following shareholders owned 5% or more of the Young Investor Fund's then outstanding shares:


                                            Approximate % of        Approximate % of
                                              Outstanding             Outstanding
          Name and Address                Shares in Class Held      Fund Shares Held
-------------------------------------     --------------------      ----------------
Class C Shares
Merrill Lynch Pierce Fenner & Smith
For the Sole Benefit of its Customers
Attn: Fund Administration
4800 Deer Lake Drive, 2nd Flr.
Jacksonville FL 32246-6484

Class Z Shares
Charles Schwab & Co,. Inc.
Special Custody Account for the
Exclusive Benefit of Customers
Attn:  Mutual Funds
101 Montgomery Street
San Francisco CA 94104-4122


                                       k

12b-1 PLAN AND CDSC

Each Fund offers four classes of shares - Class A, Class B, Class C and Class Z. The Funds may in the future offer other classes of shares. The Trustees have approved a 12b-1 plan (Plan) pursuant to Rule 12b-1 under the Act for the Funds' Class A, B and C shares. Under the Plan, the Funds pay CFD monthly a service fee at an annual rate of 0.25% of each Fund's net assets attributed to Class A, B and C shares. The Funds also pay CFD monthly a distribution fee at an annual rate of 0.10% of each Fund's average daily net assets attributed to Class A shares and 0.75% of each Fund's average daily net assets attributed to Class B and C shares. At this time, CFD has voluntarily agreed to waive a portion of the Class A share distribution fee so that it does not exceed 0.05% annually. This arrangement may be modified or terminated by CFD at any time. CFD may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of CFD's expenses, CFD may realize a profit from the fees. The Plan authorizes any other payments by the Funds to CFD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of each Fund's shares.

The Trustees believe the Plan could be a significant factor in the growth and retention of each Fund's assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of each Fund's shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares, and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within a certain number of years after purchase depending on the program you purchased your shares under. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectuses relating to Class A, B and C shares.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions, and finally of other shares held by the shareholder for the longest time.

A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such shares and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee. See a Prospectus relating to Class A, B and C shares for a description of the different programs.


                                              Class A Shares              Class A Shares
SALES CHARGES (dollars in thousands)      Year ended September 30      Year ended September 30
Growth Stock Fund                                   2004                        2003
                                          -----------------------      -----------------------
Aggregate initial sales charges on
  Fund share sales                                                              $139
Initial sales charges retained by CFD                                             20
Aggregate contingent deferred sales
  charges (CDSC) on Fund redemptions
  retained by CFD                                                                  9


                                       l

                                               Class B Shares              Class B Shares
                                          Year ended September 30      Year ended September 30
                                                    2004                        2003
                                          -----------------------      -----------------------
Aggregate CDSC on Fund redemptions
  retained by CFD                                                              1,166


                                       m

                                               Class C Shares              Class C Shares
                                          Year ended September 30      Year ended September 30
                                                    2004                        2003
                                          -----------------------      -----------------------
Aggregate CDSC on Fund redemptions
  retained by CFD                                                                3



                                               Class A Shares              Class A Shares
                                          Year ended September 30      Year ended September 30
        Young Investor Fund                        2004                        2003
-------------------------------------     -----------------------      -----------------------
Aggregate initial sales charges on                                              $35
  Fund share sales
Initial sales charges retained by CFD                                             5
Aggregate CDSC on Fund redemptions                                               44
  retained by CFD



                                               Class B Shares              Class B Shares
                                          Year ended September 30      Year ended September 30
                                                    2004                        2003
-------------------------------------     -----------------------      -----------------------
Aggregate CDSC on Fund redemptions
  retained by CFD                                                                31



                                               Class C Shares              Class C Shares
                                          Year ended September 30      Year ended September 30
                                                    2004                        2003
-------------------------------------     -----------------------      -----------------------
Aggregate CDSC on Fund redemptions
  retained by CFD                                                                *


* Rounds to less than $1,000


SALES-RELATED EXPENSES (dollars in thousands) of CFD relating to the Funds as of September 30, 2004 were:



Growth Stock Fund                                              Class A Shares     Class B Shares      Class C Shares
Fees to FSFs
  Allocated cost of sales material relating to the Fund
  (including printing, mailing and promotional expenses)
  Allocated travel, entertainment and other
  promotional expenses



Young Investor Fund                                            Class A Shares     Class B Shares     Class C Shares
Fees to FSFs
  Allocated cost of sales material relating to the Fund
  (including printing, mailing and promotional expenses)
  Allocated travel, entertainment and other
  promotional expenses


CUSTODIAN

State Street Corporation, 2 Avenue de Lafayette, Boston, Massachusetts 02110-2900 is the custodian for the Fund. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



[              ], is the Fund's independent registered public accounting firm, providing audit and tax return services and assistance and consultation in connection with the review of various SEC filings. The audited financial statements incorporated by reference in this SAI have been so incorporated, and the audited financial highlights included in the Prospectuses have been so
included, in reliance upon the report of [            ] given on the
authority of said firm as experts in accounting and auditing.


                                       n

                       STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2


The following information applies generally to most funds advised by the Advisor. "Funds" include the series of Columbia Funds Trust I (formerly named Liberty Funds Trust I), Columbia Funds Trust II (formerly named Liberty Funds Trust II), Columbia Funds Trust III (formerly named Liberty Funds Trust III), Columbia Funds Trust IV (formerly named Liberty Funds Trust IV), Columbia Funds Trust V (formerly named Liberty Funds Trust V), Columbia Funds Trust VI (formerly named Liberty Funds Trust VI), Columbia Funds Trust VII (formerly named Liberty Funds Trust VII), Columbia Funds Trust VIII (formerly named Liberty-Stein Roe Funds Income Trust), Columbia Funds Trust IX (formerly named Liberty-Stein Roe Funds Municipal Trust) and Columbia Funds Trust XI (formerly named Liberty-Stein Roe Funds Investment Trust) (each a Trust and together, the Trusts, also known as Fund Complex). In certain cases, the discussion applies to some, but not all, of the Funds, and you should refer to your Fund's Prospectus and to Part 1 of this Statement of Additional Information (SAI) to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.


MISCELLANEOUS INVESTMENT PRACTICES

PART 1 OF THIS SAI LISTS ON PAGE B WHICH OF THE FOLLOWING INVESTMENT PRACTICES ARE AVAILABLE TO YOUR FUND. IF AN INVESTMENT PRACTICE IS NOT LISTED IN PART 1 OF THIS SAI, IT IS NOT APPLICABLE TO YOUR FUND.

SHORT-TERM TRADING


In seeking the Fund's investment goal, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the Fund may have owned the security. From time to time, the Fund will buy securities intending to seek short-term trading profits. A change in the securities held by the Fund is known as "portfolio turnover" and generally involves some expense to the Fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the Fund's investment policies, under certain market conditions the Fund's portfolio turnover rate may be higher than that of other mutual funds. The Fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the Fund's portfolio.


SHORT SALES


A Fund's short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the Fund borrows the security from a third party. The Fund is then obligated to return the security to the third party, so the Fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.


LOWER-RATED DEBT SECURITIES

Lower-rated debt securities are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower-rated debt securities;

2. the secondary market for lower-rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;


3. the Advisor's credit analysis of lower-rated debt securities may have a greater impact on the Fund's achievement of its investment goal; and


4. lower-rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower-rated debt securities may not pay interest in cash on a current basis.

SMALL COMPANIES

Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.


COMMON STOCK, PREFERRED STOCK AND WARRANTS



Common stocks are generally more volatile than other securities. Preferred stocks share some of the characteristics of both debt and equity investments and are generally preferred over common stocks with respect to dividends and in liquidation. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the company's capital stock at a set price for a specified period of time.


FOREIGN SECURITIES


The Fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the Fund, will be held by the Fund's custodian or by a sub-custodian or depository. See also "Foreign Currency Transactions" below.



The Fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the Fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.



The Fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the Fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxes" below.



The Fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.



EXCHANGE-TRADED FUNDS ("ETFs"). The Fund may invest in ETFs, which are shares of publicly-traded unit investment trusts, open-end funds, or depositary receipts that seek to track the performance and dividend yield of specific indexes or companies in related industries. These indexes may be either broad-based, sector or international.



ETF shareholders are generally subject to the same risks as holders of the underlying securities they are designed to track. ETFs are also subject to certain additional risks, including (1) the risk that their prices may not correlate perfectly with changes in the prices of the underlying securities they are designed to track; and (2) the risk of possible trading halts due to market conditions or other reasons, based on the policies of the exchange upon which an ETF trades. In addition, an exchange traded sector fund may be adversely affected by the performance of that specific sector or group of industries on which it is based.

The Fund would bear, along with other shareholders of an ETF, its pro rata portion of the ETF's expenses, including management fees. Accordingly, in addition to bearing their proportionate share of the Fund's expenses (i.e., management fees and operating expenses), shareholders of the Fund may also indirectly bear similar expenses of an ETF.


ZERO COUPON SECURITIES (ZEROS)


The Fund may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The Fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.


STEP COUPON BONDS (STEPS)


The Fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.


TENDER OPTION BONDS

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES


The Fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.


MONEY MARKET INSTRUMENTS


GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements. CERTIFICATES OF DEPOSIT are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER is a promissory note issued by a business to finance short-term needs (including promissory notes with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement in which the Fund would be allowed to invest directly.



CERTIFICATES OF DEPOSIT are short-term negotiable instruments issued against deposits in a commercial bank with a defined return and maturity. TIME DEPOSITS are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.



GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the Funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services

Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.



U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.



Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved relatively little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund.



Bank obligations include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Time deposits with a maturity longer than seven days or that do not provide for payment within seven days after notice will be subject to any limitations on illiquid securities described in
Part 1 of this SAI. For purposes of each Fund's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its U.S. and foreign branches.



Domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets. Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.



SEPARATELY TRADED INTEREST AND PRINCIPAL SECURITIES ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Reserve Book-Entry System. While there is no limitation on the percentage of a Fund's assets that may be invested in STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights. The interest-only component of STRIPS is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only component is usually volatile in response to changes in interest rates.



In U.S. TREASURY ROLLS, a Fund sells outstanding U.S. Treasury securities and buys back on a delayed settlement basis the same U.S. Treasury securities. During the period prior to the delayed settlement date, the assets from the sale of the U.S. Treasury securities are invested in certain cash equivalent instruments. U.S. Treasury rolls entail the risk that the Fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. The Funds intend to enter into U.S. Treasury rolls only with U.S. Government securities dealers recognized by the Federal Reserve Bank or with member banks of the Federal Reserve System. The Funds will hold and maintain in a segregated account until the settlement date cash or other liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, the Funds propose to treat U.S. Treasury rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale.

COMMERCIAL PAPER is an unsecured short-term promissory note issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event that an issuer of a variable or floating rate obligation were to default on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.



Commercial paper may include securities issued by corporations without registration under the 1933 Act in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's limitation on purchases of illiquid instruments described below, Section 4(2) Paper will not be considered illiquid if the Advisor has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities.



STRIPPED OBLIGATIONS



To the extent consistent with their investment objective, Funds may purchase U.S. Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government or by private issuers, such as banks and other institutions, are issued at their "face value," and may include stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.



SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. SMBS which are not issued by the U.S. Government (or a U.S. Government agency or instrumentality) are considered illiquid by the Funds. Obligations issued by the U.S. Government may be considered liquid under guidelines established by Funds' Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.



MUNICIPAL SECURITIES



Municipal Securities acquired by the Funds include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are "Municipal Securities" if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.



The two principal classifications of Municipal Securities which may be held by the Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.

The Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Funds.



There are, of course, variations in the quality of Municipal Securities, both within a particular category and between categories, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a nationally recognized statistical rating organization ("NRSRO"), such as Moody's and S&P, represent such NRSRO's opinion as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields. Municipal Securities of the same maturity and interest rate with different ratings may have the same yield.



Municipal Securities may include rated and unrated variable and floating rate tax-exempt instruments, such as variable rate demand notes. Variable rate demand notes are long-term Municipal Securities that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease, the potential for capital appreciation is less for variable rate Municipal Securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the Municipal Securities, the issuer of the participation interest or a guarantor of either issuer.



Municipal Securities purchased by the Funds in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, Municipal Securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a Municipal Security held by a Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. Letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.



The payment of principal and interest on most Municipal Securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this SAI and the Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.



From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The Funds cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of Municipal Securities for investment by the Funds and the liquidity and value of their respective portfolios. In such an event, each Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.



Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Advisor will review the proceedings relating to the issuance of Municipal Securities or the bases for such opinions.



PRIVATE ACTIVITY BONDS



The Funds may invest in "private activity bonds," the interest on which, although exempt from regular federal income tax, may constitute an item of tax preference for purposes of the federal alternative minimum tax. Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.



Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.



MUNICIPAL LEASE OBLIGATIONS



Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.



Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.


SECURITIES LOANS


The Fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.



INTERFUND BORROWING AND LENDING



The Fund may lend money to and borrow money from other affiliated registered open-end investment companies. The Fund may borrow through the program when the Advisor believes borrowing is appropriate and the costs are equal to or lower than the costs of bank loans. When borrowing money, the Fund is subject to the risk that the securities the Fund acquires with the borrowed money or would otherwise have sold will decline in value. When lending money, the Fund is subject to the risk that the borrower will be unwilling or unable to make timely payments of interest or principal.

FORWARD COMMITMENTS ("WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES)


The Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.


MORTGAGE DOLLAR ROLLS


In a mortgage dollar roll, the Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The Fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the Fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the Fund from the transaction.



REITs



The Funds may invest in real estate investment trusts ("REITs"). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Funds intend to include the gross dividends from any investments in REITs in their periodic distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.


MORTGAGE-BACKED SECURITIES


Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The Funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A Fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.


NON-AGENCY MORTGAGE-BACKED SECURITIES


The Fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the Fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy.

ASSET-BACKED SECURITIES


Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively lengthen the expected maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.



CUSTODY RECEIPTS AND TRUST CERTIFICATES. Custody receipts, such as Morgan Stanley TRACERs (Traded Custody Receipts), and trust certificates, such as Lehman Brothers TRAINs (Targeted Return Index Securities Trust), are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities or with a trust in exchange for trust certificates evidencing interests in the trust, the principal asset of which is those securities. The sponsor will then generally sell those custody receipts or trust certificates in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt or trust certificate generally will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt or trust certificate. If a custody receipt or trust certificate is sold, a holder will be treated as having directly "disposed of its pro rata share of the securities evidenced by the custody receipt or trust certificate. Additionally, the holder of a custody receipt or trust certificate may withdraw the securities represented by the custody receipt or trust certificate subject to certain conditions. Custody receipts and trust certificates are generally subject to the same risks as those securities evidenced by the receipts or certificates which, in the case of the Fund, are corporate debt securities. Additionally, custody receipts and trust certificates may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market.


REPURCHASE AGREEMENTS


The Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.


REVERSE REPURCHASE AGREEMENTS


In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the Fund and, therefore, as a form of leverage. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.



LINE OF CREDIT

The Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowings may be preferable to liquidation of portfolio securities.


OPTIONS ON SECURITIES


WRITING COVERED OPTIONS. The Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the Fund's investment goal and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.



The Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.



The Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.



The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.



If the Fund writes a call option but does not own the underlying security, and when it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.



PURCHASING PUT OPTIONS. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.



PURCHASING CALL OPTIONS. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the Fund and assets held to cover OTC options written by the Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the Fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund's Prospectus) of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.



RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of the Fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.



When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.



The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.



If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.



A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the Fund's ability to realize its profits or limit its losses.



Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.


Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS


Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Fund's custodian..

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. The Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).


Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.


Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.


Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."


The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.



INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. The Funds presently could accomplish a similar result to that which they hope to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.



Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.



A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities;

three-month United States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.



MUNICIPAL BOND INDEX FUTURES CONTRACTS. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.



The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchange are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.



OPTIONS ON FUTURES CONTRACTS. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. The Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.


As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.


The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.



RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the Fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.



Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.


There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.


To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.


USE BY TAX-EXEMPT FUNDS OF INTEREST RATE AND U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. The Funds investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.


In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.


INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The Fund may also purchase and sell options on index futures contracts.



There are several risks in connection with the use by the Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.



Successful use of index futures by the Fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.


In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.





OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, the Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.



OPTIONS ON FOREIGN STOCK INDICES. The Funds may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.



SWAP AGREEMENTS (SWAPS, CAPS, COLLARS AND FLOORS)



The Funds may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.



In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed upon level. An interest rate collar combines elements of buying a cap and selling a floor.



Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.



Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Funds' performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Funds may also suffer losses if they are unable to terminate outstanding swap agreements or reduce their exposure through offsetting transactions.



EQUITY SWAPS



The Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.



RISK FACTORS IN EQUITY SWAP TRANSACTIONS. Equity swaps are derivative instruments and their values can be very volatile. To the extent that the portfolio managers do not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, the Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults. See "Taxes" for information on tax risks associated with equity swaps.


FOREIGN CURRENCY TRANSACTIONS


The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.



The Fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.



The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.



For transaction hedging purposes the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.



When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.


The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.


It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.



CURRENCY FORWARD AND FUTURES CONTRACTS. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.


A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.


At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.



Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.



CURRENCY OPTIONS. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit (ECU). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.



The Fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.


The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.


SETTLEMENT PROCEDURES. Settlement procedures relating to the Fund's investments in foreign securities and to the Fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.



FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.





PARTICIPATION INTERESTS


The Fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The Fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Fund in connection with the arrangement. The Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.


STAND-BY COMMITMENTS

When the Fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the Fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the Fund, although it could sell the underlying municipal obligation to a third party at any time.



The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund portfolio will not exceed 10% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. The Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.



VARIABLE AND FLOATING RATE OBLIGATIONS



Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.



If a variable or floating rate instrument is not rated, the Fund's Advisor must determine that such instrument is comparable to rated instruments eligible for purchase by the Funds and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand. In determining average weighted portfolio maturity of each of these Funds, a variable or floating rate instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Variable and floating rate obligations with a demand feature will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.


INVERSE FLOATERS

Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

RULE 144A SECURITIES


The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933, as amended (1933 Act). That Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not exceed its investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.



CURRENCY SWAPS. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecast of market value and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.






CONVERTIBLE SECURITIES



Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.



Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and therefore have a claim to the assets of the issuer prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same issuer. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the Advisor's opinion, the investment characteristics of the underlying common stock will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.



GUARANTEED INVESTMENT CONTRACTS



Pursuant to guaranteed investment contracts ("GICs"), which are issued by U.S. and Canadian insurance companies, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets.



The Funds will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated at least AA by S&P or receive a similar high quality rating from a nationally recognized service which provides ratings of insurance companies. GICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available. No Fund will invest more than 20% of its total assets in GICs.



BANK INVESTMENT CONTRACTS



Bank investment contracts ("BICs") issued by banks that meet certain quality and asset size requirements for banks are available to the Funds. Pursuant to BICs, cash contributions are made to a deposit account at the bank in exchange for payments at negotiated, floating or fixed interest rates. A BIC is a general obligation of the issuing bank. BICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.



LOAN PARTICIPATIONS



Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. The Funds may only purchase interests in loan participations issued by a bank in the United States with assets exceeding $1 billion and for which the underlying loan is issued by borrowers in whose obligations the Funds may invest. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.



STRUCTURED INVESTMENTS



Structured investments are a relatively new innovation and may be designed to have various combinations of equity and fixed-income characteristics. Equity-linked securities are a form of structured investment and generally consist of a conversion privilege to a single company's common stock plus a fixed annual distribution to the holder. Equity-linked securities have some derivative characteristics because the conversion feature is linked to the price of the company's common stock. Equity-linked securities are designed to provide investors with higher quarterly income than the dividend paid per share on the common stock. However, equity-linked securities have decreased potential for capital appreciation because of limitations of the conversion feature.



Equity-linked securities include issues such as "Structured Yield Product Exchangeable for Stock" ("STRYPES"), "Trust Automatic Common Exchange Securities" ("TRACES"), "Trust Issued Mandatory Exchange Securities" ("TIMES"), "Trust Enhanced Dividend Securities" ("TRENDS") and other similar securities, including those which may be developed in the future. The issuers of the above listed examples of equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.



Equity-linked securities may be issued by closed-end or other forms of investment companies. To the extent that equity-linked securities are issued by investment companies, a Fund's investments in equity-linked securities are subject to the same limitations as investments in more traditional forms of investment companies.



YANKEE OBLIGATIONS



Yankee obligations are U.S. dollar-denominated instruments of foreign issuers that are either registered with the SEC or issued pursuant to Rule 144A under the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and banker's acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.



AMERICAN, EUROPEAN, CONTINENTAL AND GLOBAL DEPOSITARY RECEIPTS



American Depositary Receipts ("ADRs") are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. Global Depositary Receipts ("GDRs") are receipts structured similarly to EDRs and CDRs and are marketed globally. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and CDRs are designed for use in European exchange and over-the-counter markets. GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Funds' respective limitations with respect to such securities, if any. If a Fund invests in an unsponsored ADR, EDR, CDR or GDR, there may be less information available to the Fund concerning the issuer of the securities underlying the unsponsored ADR, EDR, CDR or GDR than is available for an issuer of securities underlying a sponsored ADR, EDR, CDR or GDR. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs, CDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.



TEMPORARY CASH BALANCES



The Funds may hold very small temporary cash balances to efficiently manage transactional expenses. These cash balances are expected, under normal conditions, not to exceed 2% of each Fund's net assets at any time (excluding amounts used as margin and segregated assets with respect to futures transactions and collateral for securities loans and repurchase agreements). The Funds may invest these temporary cash balances in short-term debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities ("U.S. Government Securities"), high quality commercial paper (rated A-1 or better by S&P or P-1 or better by Moody's), certificates of deposit and time deposits of banking institutions having total assets in excess of $1 billion, and repurchase agreements collateralized by U.S. Government Securities. The Funds may also hold these investments in connection with U.S. Treasury rolls, which are not subject to the 2% limitation above.


TAXES


In this section, all discussions of taxation at the shareholder and fund levels relate to U.S. federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.



FEDERAL TAXES. Although it may be one of several series in a singe trust, the Fund (even if it is a fund in a Trust with multiple series) is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (Code). The Fund has elected (or in the case of a new fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets.

To qualify as a "regulated investment company," the Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total assets consists of cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. government securities or other regulated investment companies; or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses; and (c) distribute with respect to each year at least 90% of its taxable net investment income, its tax-exempt interest income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, the American Jobs Creation Act of 2004 (the "2004 Act"), provides that for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership
(i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in
(a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do not apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of (c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership. As a regulated investment company that is accorded special tax treatment, the Fund will not be subject to any federal income taxes on its net investment income and net realized capital gains that it distributes to shareholders on the form of dividends and in accordance with the timing requirements imposed by the Code. The Fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the Fund were to fail to qualify as a "regulated investment company" accorded special tax treatment in any taxable year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and Fund distributions (including any distributions of net tax-exempt income and net long-term capital gains) would generally be taxable as ordinary income to the shareholders, except to the extent they were treated as "qualified dividend income," as described below. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.



If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.


ALTERNATIVE MINIMUM TAX. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.


DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the Fund qualify. Any such dividends may be, however, includable in adjusted current earnings for purposes of computing corporate AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.



RETURN OF CAPITAL DISTRIBUTIONS. If the Fund makes a distribution to a shareholder in excess of the Fund's current and accumulated "earning and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces tax basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of such shares.

Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.



FUNDS THAT INVEST IN U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their Fund shares and distributions and redemption proceeds received from the Fund.



FUND DISTRIBUTIONS. Distributions from the Fund (other than qualified dividend income and exempt-interest dividends, as discussed below) will generally be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 15% for taxable years beginning on or before December 31, 2008.



Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price of the shareholder paid). Distributions are taxable whether received in cash or in Fund shares.



QUALIFIED DIVIDEND INCOME. For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. With respect to a Fund investing in bonds, the Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.



In general, distributions of investment income properly designated by the Fund as derived from qualified dividend income may be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to his or her shares. Only qualified dividend income received by a Fund after December 31, 2002 is eligible for pass-through treatment. If the aggregate qualified dividends received by a fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.



DISTRIBUTIONS FROM TAX-EXEMPT FUNDS. Each tax-exempt Fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder (but may be taxable for federal alternative minimum tax purposes and for state and local tax purposes). The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.



Income from certain "private activity bonds" issued after August 7, 1986, is treated as a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the Fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.



Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 15% tax rate for shareholders who are individuals) regardless of the length of time Fund shares are held by the shareholder.



A tax-exempt Fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the Fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of more than one year is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").



Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the Fund.



SPECIAL TAX RULES APPLICABLE TO TAX-EXEMPT FUNDS. In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users, as further defined in the Code. Income derived from the Fund's investments other than tax-exempt instruments may give rise to taxable income. The Fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of Fund shares to the extent of tax-exempt dividends paid during that period. Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.



SALES OF SHARES. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than one year, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss "not already disallowed as provided in the preceding sentence realized upon a taxable disposition of shares held for six months or less by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.



Under Treasury regulations, if on a disposition of Fund shares a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder will likely have to file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. You are advised to consult with your tax advisor.



BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to backup withholding for taxpayers who fail to furnish a correct taxpayer identification number, who have under-reported dividend or interest income, or who fail to certify to the Fund that the shareholder is a United States person and is not subject to the withholding. This number and certification may be provided by either a Form W-9 or the accompanying application. In certain instances, CFS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010.






HEDGING TRANSACTIONS. If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund and its shareholders.



SECURITIES ISSUED AT A DISCOUNT. The Fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.



FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This may produce a difference between the Fund's book income and its taxable income possibly accelerating distributions or converting distributions of book income and gains to returns at capital for book purposes.



If more than 50% of the Fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for federal income tax purposes for their pro rata portion of certain qualified foreign taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the Fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit or deduction in respect of foreign taxes will be subject to certain limitations imposed by the Code, including a holding period requirement, as a result of which a shareholder may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.



Investment by the Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing Fund." A "passive foreign investment company" is any foreign corporation: (I) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.






ADDITIONAL TAX MATTERS CONCERNING TRUST SHARES (THIS SECTION IS APPLICABLE ONLY TO THE COLUMBIA TAX-MANAGED GROWTH FUND)



FEDERAL GIFT TAXES. An investment in Trust Shares may be a taxable gift for federal tax purposes, depending upon the option selected and other gifts that the donor and his or her spouse may make during the year.



Under the Columbia Advantage Plan, the entire amount of the gift will be a "present interest" that qualifies for the federal gift tax annual exclusion. In that case, the donor will be required to file a federal gift tax return on account of this gift only if (i) the aggregate present interest gifts by the donor to the particular beneficiary (including the gift of Trust Shares) exceed $11,000 or (ii) the donor wishes to elect gift splitting on gifts with his or her spouse for the year. The trustee will notify the beneficiary of his or her right of withdrawal promptly following any contribution under the Advantage Plan.



Under the Columbia Gift Plan, the entire amount of the gift will be a "future interest" for federal gift tax purposes, so that none of the gift will qualify for the federal gift tax annual exclusion. Consequently, the donor will have to file a federal gift tax return (IRS Form 709) reporting the entire amount of the gift, even if the gift is less than $11,000.



No federal gift tax will be payable by the donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or otherwise exempt), including taxable gifts of other assets as well as any taxable gifts of trust shares, exceed the federal gift and estate tax exemption equivalent amount, which is $1,000,000 for gifts made after December 31, 2001, and before January 1, 2010.



Any gift of Trust Shares that does not qualify as a present interest or that exceeds the available annual exclusion amount will reduce the amount of the donor's Federal gift and estate tax exemption (if any) that would otherwise be available for future gifts for transfers at death.



The donor and his or her spouse may elect "gift-splitting" for any gift of Trust Shares (other than a gift to such spouse), meaning that the donor and his or her spouse may elect to treat the gift as having been made one-half by each of them, thus allowing a total gift of $22,000.



The donor's gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the donor resides imposes a gift tax. Many states do not impose such a tax. Some states follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.



GENERATION-SKIPPING TRANSFER TAXES



If the beneficiary of a gift of Trust Shares is a relative who is two generations or more younger than the donor, or is not a relative and is more than 37 1/2 years younger than the donor, the gift will be subject in whole or in part to the generation-skipping transfer tax (the "GST tax") unless the gift is made under the Columbia Advantage Plan and does not exceed the available annual exclusion amount. An exemption (the "GST exemption"), equal to $1.5 million in 2005, is allowed against this tax, and so long as the GST exemption has not been used by other transfers it will automatically be allocated to a gift of Trust Shares that is subject to the GST tax unless the donor elects otherwise. Such an election is made by reporting the gift on a timely filed gift tax return and paying the applicable GST tax. The GST tax is imposed at a flat rate (47% for gifts made in 2005) on the amount of the gift, and payment of the tax by the donor is treated as an additional gift for gift tax purposes.



INCOME TAXES



The Internal Revenue Service takes the position that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated, for Federal income tax purposes, as the "owner" of the portion of the trust that was subject to the power. Accordingly, if the donor selects Columbia Advantage Trust Shares, the beneficiary will be treated as the "owner" of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the trust on his or her personal Federal income tax return. The trust will not pay Federal income taxes on any of the trust's income or capital gains. The trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the beneficiary a statement following each year showing the amounts (if any) that the beneficiary must report on his or her income tax returns for that year. If the beneficiary is under fourteen years of age, these amounts may be subject to Federal income taxation at the marginal rate applicable to the beneficiary's parents. The beneficiary may at any time after the creation of the trust irrevocably elect to require the trustee to pay him or her a portion of the trust's income and capital gains annually thereafter to provide funds with which to pay any resulting income taxes, which the trustee will do by redeeming Trust Shares. The amount distributed will be a fraction of the trust's ordinary income and short-term capital gains and the trust's long-term capital gains equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 35% and 15%, respectively). If the beneficiary selects this option, he or she will receive those fractions of his or her trust's income and capital gains annually for the duration of the trust.



Under the Columbia Advantage Plan, the beneficiary will also be able to require the trustee to pay his or her tuition, room and board and other expense of his or her college or post-graduate education, and the trustee will raise the cash necessary to fund these distributions by redeeming Trust Shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above. Payments must be made directly to the educational institution.



If the donor selects the Columbia Gift Plan, the trust that he or she creates will be subject to Federal income tax on all income and capital gains realized by it, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income or short-term capital gains (currently, 35%), but at a much lower taxable income level than would apply to an individual. It is anticipated, however, that most of the gains taxable to the trust will be long-term capital gain, on which the Federal income tax rate is currently limited to 15%. The trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The beneficiary will not pay Federal income taxes on any of the trust's income or capital gains, except those earned in the year when the trust terminates. The trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the beneficiary an information statement for the year in which the trust terminates showing the amounts (if any) that the beneficiary must report on his or her Federal and state income tax returns for that year.



When the trust terminates, the distribution of the remaining shares held in the trust to the beneficiary will not be treated as a taxable disposition of the shares. Any Fund shares received by the beneficiary will have the same cost basis as they had in the trust at the time of termination. Any Fund shares received by the beneficiary's estate will have a basis equal to the value of the shares at the beneficiary's death (or the alternate valuation date for Federal estate tax purposes, if elected).



CONSULTATION WITH QUALIFIED ADVISOR



Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective donors should consider consulting with their financial or tax advisor before investing in Trust Shares.



MANAGEMENT OF THE FUNDS



The Advisor provides administrative and management services to the Funds. On April 1, 2003, Fleet Investment Advisors Inc., Stein Roe & Farnham Incorporated, Colonial Management Associates, Inc. and Newport Pacific Management, Inc.
(NPMI), merged into Columbia Management Advisors, Inc. Each of the four merging companies was a registered investment advisor and advised various Funds in the Fund Complex. The Advisor, located at 100 Federal Street, Boston, Massachusetts 02110, is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. The Advisor has been an investment advisor since 1969.



In addition, immediately prior to the mergers described above and also on April 1, 2003, Newport Fund Management, Inc. (NFMI), a subsidiary of NPMI and a registered investment advisor that advised several Funds in the Fund Complex, merged into NPMI. As a result of NPMI's merger into the Advisor, the Advisor is now the Advisor to the Funds previously advised by NFMI.

TRUSTEES AND OFFICERS (THIS SECTION APPLIES TO ALL OF THE FUNDS)



The Trustees and officers serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Fund Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below.



                                                                                      Number of
                                            Year First                              Portfolios in
                                            Elected or                              Fund Complex       Other
         Name, Address         Position    Appointed to  Principal Occupation(s)      Overseen     Directorships
            and Age           with Funds     Office(1)   During Past Five Years      by Trustee        Held
            -------           ----------     ---------   ----------------------     -------------  -------------
DISINTERESTED TRUSTEES

Douglas A. Hacker (Age 49)      Trustee         1996     Executive Vice                 118
P.O. Box 66100                                           President - Strategy
Chicago, IL 60666                                        of United Airlines
                                                         (airline) since
                                                         December, 2002
                                                         (formerly President
                                                         of UAL Loyalty
                                                         Services (airline)
                                                         from September, 2001
                                                         to December, 2002;
                                                         Executive Vice
                                                         President and Chief
                                                         Financial Officer of
                                                         United Airlines from
                                                         March, 1999 to
                                                         September, 2001;
                                                         Senior Vice
                                                         President-Finance
                                                         from March, 1993 to
                                                         July, 1999).

Janet Langford Kelly (Age 47)   Trustee         1996     Adjunct Professor of           118            None
9534 W. Gull Lake Drive                                  Law, Northwestern
Richland, MI  49083-8530                                 University, since
                                                         September, 2004;
                                                         Private Investor
                                                         since March, 2004
                                                         (formerly Chief
                                                         Administrative
                                                         Officer and Senior
                                                         Vice President,
                                                         Kmart Holding
                                                         Corporation
                                                         (consumer goods),
                                                         from September, 2003
                                                         to March, 2004;
                                                         Executive Vice
                                                         President-Corporate
                                                         Development and
                                                         Administration,
                                                         General Counsel and
                                                         Secretary, Kellogg
                                                         Company (food
                                                         manufacturer), from
                                                         September, 1999 to
                                                         August, 2003; Senior
                                                         Vice President,
                                                         Secretary and
                                                         General Counsel,
                                                         Sara Lee Corporation
                                                         (branded, packaged,
                                                         consumer-products
                                                         manufacturer) from
                                                         January, 1995 to
                                                         September, 1999).

                                                                                      Number of
                                            Year First                              Portfolios in
                                            Elected or                              Fund Complex       Other
         Name, Address         Position    Appointed to  Principal Occupation(s)      Overseen     Directorships
            and Age           with Funds     Office(1)   During Past Five Years      by Trustee        Held
            -------           ----------     ---------   ----------------------     -------------  -------------
DISINTERESTED TRUSTEES

Richard W. Lowry (Age 68)       Trustee         1995     Private Investor              120(3)          None
10701 Charleston Drive                                   since August, 1987
Vero Beach, FL 32963                                     (formerly Chairman
                                                         and Chief Executive
                                                         Officer, U.S.
                                                         Plywood Corporation
                                                         (building products
                                                         manufacturer)).

Charles R. Nelson (Age 62)      Trustee         1981     Professor of                   118            None
Department of Economics                                  Economics,
University of Washington                                 University of
Seattle, WA 98195                                        Washington, since
                                                         January, 1976; Ford
                                                         and Louisa Van
                                                         Voorhis Professor of
                                                         Political Economy,
                                                         University of
                                                         Washington, since
                                                         September, 1993
                                                         (formerly Director,
                                                         Institute for
                                                         Economic Research,
                                                         University of
                                                         Washington from
                                                         September, 2001 to
                                                         June, 2003) Adjunct
                                                         Professor of
                                                         Statistics,
                                                         University of
                                                         Washington, since
                                                         September, 1980;
                                                         Associate Editor,
                                                         Journal of Money
                                                         Credit and Banking,
                                                         since September,
                                                         1993; consultant on
                                                         econometric and
                                                         statistical matters.

John J. Neuhauser (Age 61)      Trustee         1985     Academic Vice                121(3),(4)   Saucony, Inc.
84 College Road                                          President and Dean                         (athletic
Chestnut Hill, MA 02467-3838                             of Faculties since                         footwear)
                                                         August, 1999, Boston
                                                         College (formerly
                                                         Dean, Boston College
                                                         School of Management
                                                         from September,
                                                         1977 to September, 1999).

                                                                                      Number of
                                            Year First                              Portfolios in
                                            Elected or                              Fund Complex       Other
         Name, Address         Position    Appointed to  Principal Occupation(s)      Overseen     Directorships
            and Age           with Funds     Office(1)   During Past Five Years      by Trustee        Held
            -------           ----------     ---------   ----------------------     -------------  -------------
DISINTERESTED TRUSTEES

Patrick J. Simpson (Age 60)     Trustee         2000     Partner, Perkins Coie          118            None
1120 N.W. Couch Street                                   L.L.P. (law firm).
Tenth Floor
Portland, OR 97209-4128

Thomas E. Stitzel (Age 68)      Trustee         1998     Business Consultant            118            None
2208 Tawny Woods Place                                   since 1999 (formerly
Boise, ID  83706                                         Professor of Finance
                                                         from 1975 to 1999,
                                                         College of Business,
                                                         Boise State
                                                         University);
                                                         Chartered Financial
                                                         Analyst.

                                                                                   Number of
                                              Year First                           Portfolios in
                                              Elected or                           Fund Complex
         Name, Address           Position    Appointed to  Principal Occupation(s)   Overseen
            and Age             with Funds    Office(1)    During Past Five Years   by Trustee          Other Directorships Held
            -------             ----------    ---------    -----------------------  ------------        ------------------------
DISINTERESTED TRUSTEES

Thomas C. Theobald (Age 67)(5)  Trustee and     1996       Partner and Senior          118                Anixter International
303 W. Madison                  Chairman of                Advisor, Chicago                                 (network support
Suite 2500                       the Board                 Growth Partners                               equipment distributor);
Chicago, IL 60606                                          (private equity                                 Ventas, Inc. (real
                                                           investing) since                                 estate investment
                                                           September, 2004                                 trust); Jones Lang
                                                           (formerly Managing                             LaSalle (real estate
                                                           Director, William                            management services) and
                                                           Blair Capital                                 Ambac Financial Group
                                                           Partners (private                              (financial guaranty
                                                           equity investing)                                   insurance)
                                                           from September, 1994
                                                           to September, 2004).

Anne-Lee Verville (Age 59)        Trustee       1998       Retired since 1997         119(4)             Chairman of the Board of
359 Stickney Hill Road                                     (formerly General                             Directors, Enesco Group,
Hopkinton, NH  03229                                       Manager, Global                               Inc. (designer, importer
                                                           Education Industry,                             and distributor of
                                                           IBM Corporation                                    giftware and
                                                           (computer and                                      collectibles)
                                                           technology) from
                                                           1994 to 1997).

Richard L. Woolworth (Age 63)     Trustee       1991       Retired since               118                 Northwest Natural Gas
100 S.W. Market Street                                     December 2003                                 Co. (natural gas service
#1500                                                      (formerly Chairman                                   provider)
Portland, OR 97207                                         and Chief Executive
                                                           Officer, The Regence
                                                           Group (regional
                                                           health insurer);
                                                           Chairman and Chief
                                                           Executive Officer,
                                                           BlueCross BlueShield
                                                           of Oregon; Certified
                                                           Public Accountant,
                                                           Arthur Young &
                                                           Company)

                                                                                            Number of
                                             Year First                                   Portfolios in
                                             Elected or                                   Fund Complex
    Name, Address              Position     Appointed to      Principal Occupation(s)       Overseen
       and Age                with Funds     Office(1)        During Past Five Years       by Trustee      Other Directorships Held
       -------                ----------     ---------        ----------------------      ------------     ------------------------
INTERESTED TRUSTEE

William E. Mayer(2) (Age 64)   Trustee          1994            Partner, Park Avenue         120(3)        Lee Enterprises (print
399 Park Avenue                                                   Equity Partners                           media), WR Hambrecht +
Suite 3204                                                        (private equity)                          Co. (financial service
New York, NY 10022                                              since February, 1999                        provider); First Health
                                                                 (formerly Partner,                         (healthcare); Reader's
                                                                 Development Capital                         Digest (publishing);
                                                                 LLC from November                           OPENFIELD Solutions
                                                                 1996 to February,                           (retail industry
                                                                      1999).                                 technology provider)

(1) In October 2003, the trustees of the Liberty Funds and Stein Roe Funds (both as defined in Part 1 of this SAI) were elected to the boards of the Columbia Funds; simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors/trustees of the Columbia Funds were appointed to serve as trustees of the Liberty Funds and Stein Roe Funds. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Fund Complex.


(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.


(3) Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds (as defined in Part 1 of this SAI).


(4) Mr. Neuhauser and Ms. Verville also serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.




(5) Mr. Theobald was appointed as Chairman of the Board effective December 10, 2003.

                                                Year First
                                                Elected or
        Name, Address             Position     Appointed to                     Principal Occupation(s)
           and Age               with Funds       Office                        During Past Five Years
        -------------            ----------    ------------                     ----------------------
OFFICERS

Christopher L. Wilson (Age 47)  President          2004      Head of Mutual Funds for the Advisor since August, 2004 and
One Financial Center                                         President of the Columbia Funds, Liberty Funds and Stein Roe
Boston, MA 02111                                             Funds since October, 2004 (formerly President and Chief
                                                             Executive Officer, CDC IXIS Asset Management Services, Inc.
                                                             from September, 1998 to August, 2004).

J. Kevin Connaughton (Age 40)   Treasurer          2000      Treasurer of the Columbia Funds since October, 2003 and of the
One Financial Center                                         Liberty Funds, Stein Roe Funds and All-Star Funds since
Boston, MA 02111                                             December, 2000; Vice President of the Advisor since April,
                                                             2003 (formerly President of the Columbia Funds, Liberty Funds and Stein Roe Funds from February, 2004 to October, 2004;
                                                             Chief Accounting Officer and Controller of the Liberty Funds
                                                             and All-Star Funds from February, 1998 to October, 2000);
                                                             Treasurer of the Galaxy Funds since September, 2002; (formerly
                                                             Treasurer from December, 2002 to December, 2004 and President from February, 2004 to December, 2004 of the Columbia
                                                             Management Multi-Strategy Hedge Fund, LLC; Vice President of
                                                             Colonial Management Associates, Inc. from February, 1998 to
                                                             October, 2000).

Mary Joan Hoene (Age 54)         Senior Vice       2004      Senior Vice President and Chief Compliance Officer of the
40 West 57th Street             President and                Columbia Funds, Liberty Funds, Stein Roe Funds and
New York, NY 10005                  Chief                    All-Star Funds since August, 2004
                                  Compliance                 (formerly Partner, Carter, Ledyard & Milburn LLP
                                   Officer                   from January, 2001 to August, 2004; Counsel, Carter, Ledyard &
                                                             Milburn LLP from November, 1999 to December, 2000; Vice
                                                             President and Counsel, Equitable Life Assurance Society of the
                                                             United States from April, 1998 to November, 1999,).

Michael G. Clarke (Age 34)          Chief          2004      Chief Accounting Officer of the Columbia Funds, Liberty Funds,
One Financial Center              Accounting                 Stein Roe Funds and All-Star Funds since October, 2004
Boston, MA 02111                   Officer                   (formerly Controller of the Columbia Funds, Liberty Funds,
                                                             Stein Roe Funds and All-Star Funds from May, 2004 to October,
                                                             2004; Assistant Treasurer from June, 2002 to May, 2004; Vice
                                                             President, Product Strategy & Development of the Liberty Funds
                                                             and Stein Roe Funds from February, 2001 to June, 2002;
                                                             Assistant Treasurer of the Liberty Funds, Stein Roe Funds and
                                                             the All-Star Funds from August, 1999 to February, 2001; Audit
                                                             Manager, Deloitte & Toche LLP from May, 1997 to August, 1999).

Jeffrey R. Coleman (Age 34)       Controller       2004      Controller of the Columbia Funds, Liberty Funds, Stein Roe
One Financial Center                                         Funds and All-Star Funds since October, 2004 (formerly Vice
Boston, MA 02111                                             President of CDC IXIS Asset Management Services, Inc. and
                                                             Deputy Treasurer of the CDC Nvest Funds and Loomis Sayles
                                                             Funds from February, 2003 to September, 2004; Assistant Vice
                                                             President of CDC IXIS Asset Management Services, Inc. and
                                                             Assistant Treasurer of the CDC Nvest Funds from August, 2000 to February, 2003; Tax Manager of PFPC, Inc. from November,
                                                             1996 to August, 2000).

R. Scott Henderson (Age 45)       Secretary        2004      Secretary of the Columbia Funds, Liberty Funds and Stein Roe
                                                             Funds since December, 2004 (formerly Of

One Financial Center                                         Counsel, Bingham McCutchen from April, 2001 to September,
Boston, MA 02111                                             2004; Executive Director and General Counsel, Massachusetts
                                                             Pension Reserves Investment Management Board from September,
                                                             1997 to March, 2001).

Trustee Positions


As of December 31, 2003, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of the Advisor, another investment advisor, sub-advisor or portfolio manager of any of the funds in the Fund Complex or any person controlling, controlled by or under common control with any such entity.


Approving the Investment Advisory Contract


In determining to approve the most recent annual extension of a Fund's management agreement, the Trustees met over the course of the year with the relevant investment advisory personnel from the Advisor and considered information provided by the Advisor relating to the education, experience and number of investment professionals and other personnel providing services under that agreement. See "Managing the Fund" in each Fund's Prospectus and "Trustees and Officers" in this SAI. The Trustees also took into account the time and attention devoted by senior management to the Funds and the other funds in the Fund Complex. The Trustees evaluated the level of skill required to manage the Funds and concluded that the human resources devoted by the Advisor to the Funds were appropriate to fulfill effectively the Advisor's duties under the agreement. The Trustees also considered the business reputation of the Advisor and its financial resources, and concluded that the Advisor would be able to meet any reasonably foreseeable obligations under the agreement.



The Trustees received information concerning the investment philosophy and investment process applied by the Advisor in managing the Funds. See "Principal Investment Strategies" and "Principal Investment Risks" in the Funds' Prospectuses. In this connection, the Trustees considered the Advisor's in-house research capabilities as well as other resources available to the Advisor's personnel, including research services available to the Advisor as a result of securities transactions effected for the Funds and other investment advisory clients. The Trustees concluded that the Advisor's investment process, research capabilities and philosophy were well suited to each Fund, given each Fund's investment goal(s) and policies.



The Trustees considered the scope of the services provided by the Advisor to the Funds under the agreement relative to services provided by third parties to other mutual funds. See "Fund Charges and Expenses" and "Management of the Funds
- The Management Agreement". The Trustees concluded that the scope of the Advisor's services to the Funds was consistent with the Funds' operational requirements, including, in addition to its investment goal, compliance with each Fund's investment restrictions, tax and reporting requirements and related shareholder services.



The Trustees considered the quality of the services provided by the Advisor to the Funds. The Trustees evaluated the Advisor's record with respect to regulatory compliance and compliance with the investment policies of each Fund. The Trustees also evaluated the procedures of the Advisor designed to fulfill the Advisor's fiduciary duty to the Funds with respect to possible conflicts of interest, including the Advisor's code of ethics (regulating the personal trading of its officers and employees) (see "Management of the Funds - Code of Ethics"), the procedures by which the Advisor allocates trades among its various investment advisory clients and the record of the Advisor in these matters. The Trustees also received information concerning standards of the Advisor with respect to the execution of portfolio transactions. See "Management of the Funds
- Portfolio Transactions."



The Trustees considered the Advisor's management of non-advisory services provided by persons other than the Advisor by reference, among other things, to each Fund's total expenses and the reputation of each Fund's other service providers. See "Your Expenses" in each Fund's Prospectus(es). The Trustees also considered information provided by third parties relating to each Fund's investment performance relative to its performance benchmark(s), relative to other similar funds managed by the Advisor and relative to funds managed similarly by other advisors. The Trustees reviewed performance over various periods, including each Fund's one, five and ten year calendar year periods and/or the life of the Fund, as applicable (See "Performance History" in the Fund's Prospectuses), as well as factors identified by the Advisor as contributing to each Fund's performance. See each Fund's most recent annual and semi-annual reports. The Trustees concluded that the scope and quality of the Advisor's services was sufficient to merit reapproval of the agreement for another year.



In reaching that conclusion, the Trustees also gave substantial consideration to the fees payable under the agreement. The Trustees reviewed information concerning fees paid to investment advisors of similarly-managed funds. The Trustees also considered the fees of the Funds as a percentage of assets at different asset levels and possible economies of scale to the Advisor. The Trustees evaluated the Advisor's profitability with respect to the Funds, concluding that such profitability appeared to be generally consistent with levels of profitability that had been determined by courts to be "not excessive." For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Funds directly to the Advisor, but also so-called "fallout benefits" to the Advisor such as reputational value derived from serving as investment Advisor to the Funds and the research services available to the Advisor by reason of brokerage commissions generated by each Fund's turnover. In evaluating the Funds' advisory fees, the Trustees also took into account the complexity of investment management for the Funds relative to other types of funds. Based on challenges associated with less readily available market information about foreign issuers and smaller capitalization companies, limited liquidity of certain securities, and the specialization required for focused funds, the Trustees concluded that generally greater research intensity and trading acumen is required for equity funds, and for international or global funds, as compared to funds investing, respectively, in debt obligations or in U.S. issuers. Similarly, the Trustees concluded that, generally, small capitalization equity funds and focused funds including state specific municipal funds, require greater intensity of research and trading acumen than larger capitalization or more diversified funds. See "The Fund" in each Fund's Prospectus.


Based on the foregoing, the Trustees concluded that the fees to be paid the Advisor under the advisory agreement were fair and reasonable, given the scope and quality of the services rendered by the Advisor.

General


Messrs. Lowry, Mayer and Neuhauser are also trustees/directors of the Liberty All-Star Funds. Mr. Neuhauser and Ms. Verville are also directors of Columbia Management Multi-Strategy Hedge Fund, LLC.



The Trustees serve as trustees of all open-end Funds managed by the Advisor for which each Trustee will receive an annual retainer of $45,000 and attendance fees of $9,500 for each regular and special joint board meeting and $1,000 for each special telephonic joint board meeting. Beginning in December, 2003, Mr. Theobald began serving as the Chairman of the Board. Mr. Theobald receives an additional annual retainer of $40,000 for serving in this capacity. All committee chairs, except the Audit Committee chair, receive an annual retainer of $5,000 and members of Committees, except the Audit Committee, receive $1,500 for each committee meeting . The Audit Committee chair receives an annual retainer of $10,000 and each Audit Committee member receives $2,000 for each Audit Committee meeting. Committee members receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. Two-thirds of the Trustee fees are allocated among the Funds based on each Fund's relative net assets and one-third of the fees is divided equally among the Funds.



The Advisor and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Advisor currently serves as investment advisor or administrator for 133 open-end and 10 closed-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust.


The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.


The Trustees have the authority to convert the Funds into a master fund/feeder fund structure. Under this structure, a Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.



MANAGEMENT AGREEMENT



Under a Management Agreement (Agreement), the Advisor has contracted to furnish each Fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each Fund pays a monthly fee based on the average of the daily closing value of the total net assets of each Fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a Fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.



The Agreement may be terminated with respect to the Fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. Columbia Funds Distributor, Inc. (formerly named Liberty Funds Distributor, Inc.) pays the cost of printing and distributing all other Prospectuses.



ADMINISTRATION AGREEMENT (THIS SECTION APPLIES ONLY TO CERTAIN FUNDS AND THEIR RESPECTIVE TRUSTS. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION REGARDING YOUR FUND).



Under an Administration Agreement, the Advisor, in its capacity as the Administrator to each Fund, has contracted to perform the following administrative services:


            (a)   providing office space, equipment and clerical personnel;


            (b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Fund;



            (c) preparing and, if applicable, filing all documents required for compliance by each Fund with applicable laws and regulations;


            (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;


            (e) coordinating and overseeing the activities of each Fund's other third-party service providers; and



            (f)   maintaining certain books and records of each Fund.



With respect to Columbia Money Market Fund (formerly named Liberty Money Market
Fund) and Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund), the Administration Agreement for these Funds provides that the Advisor will monitor compliance by the Fund with Rule 2a-7 under the 1940 Act and report to the Trustees from time to time with respect thereto.


The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this SAI.


TRUST SERVICES AGREEMENT



Pursuant to a Trust Services Agreement, CFS provides the Columbia Tax-Managed Growth Fund's Trust Shares with trust administration services, including tax return preparation and filing, other tax and beneficiary reporting and recordkeeping. CFS's fee is described in the Prospectuses of the Columbia Tax-Managed Growth Fund.


THE PRICING AND BOOKKEEPING AGREEMENT


The Advisor is responsible for providing accounting and bookkeeping services to each Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement. SEE "FUND CHARGES AND EXPENSES" IN
PART 1 OF THIS SAI FOR INFORMATION ON THESE FEES.

PORTFOLIO TRANSACTIONS





INVESTMENT DECISIONS. The Advisor acts as investment advisor to each of the Funds. The Advisor's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The Funds and clients advised by the Advisor or the Funds administered by the Advisor sometimes invest in securities in which the Fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the Fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the Funds outweighs the disadvantages, if any, which might result from these practices.






BROKERAGE AND RESEARCH SERVICES. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute securities transactions for a Fund.



The Advisor places the transactions of the Funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The Funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.



It is the Advisor's policy generally to seek best execution, which is to place the Funds' transactions where the Funds can be expected to obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the Funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the Funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the Fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.



The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the Funds and all its other clients.



The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by Funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a Fund.



The Advisor may use the services of affiliated broker-dealers, when buying or selling securities for a Fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays to affiliates of the Advisor on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through affiliates of the Advisor so that the Trustees may consider whether such trades complied with these procedures and the Rule.


PRINCIPAL UNDERWRITER


CFD is the principal underwriter of the Trust's shares. CFD has no obligation to buy the Funds' shares, and purchases the Funds' shares only upon receipt of orders from authorized FSFs or investors.


INVESTOR SERVICING AND TRANSFER AGENT


CFS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to CFS is based on number of accounts plus reimbursement for certain out-of-pocket expenses. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION ON FEES RECEIVED BY CFS. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund to CFS or generally by 6 months' notice by CFS to the Fund. The agreement limits the liability of CFS to the Fund for loss or damage incurred by the Fund to situations involving a failure of CFS to use reasonable care or to act in good faith and without negligence in performing its duties under the agreement. The Fund will indemnify CFS from, among other things, any and all claims, actions, suits, losses, costs, damages, and expenses incurred by it in connection with its acceptance of this Agreement, provided that: (i) to the extent such claims, actions, suits, losses, costs, damages, or expenses relate solely to a particular series or group of series of shares, such indemnification shall be only out of the assets of that series or group of series; (ii) this indemnification shall not apply to actions or omissions constituting negligence or misconduct of CFS or its agents or contractors, including but not limited to willful misfeasance, bad faith or gross negligence in the performance of their duties, or reckless disregard of their obligations and duties under this Agreement; and (iii) CFS shall give a Fund prompt notice and reasonable opportunity to defend against any such claim or action in its own name or in the name of CFS.


CODE OF ETHICS


The Funds, the Advisor, and CFD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.



ANTI-MONEY LAUNDERING COMPLIANCE

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional information from you to verify your identity. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" a shareholder's account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform the shareholder that it has taken the actions described above.



PROXY VOTING POLICIES AND FUND PROXY VOTING RECORD



The Fund has delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Fund. In deciding to delegate this responsibility to the Advisor, the Board of Trustees of the Trust reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Fund and its shareholders and the Advisor, its affiliates, its other clients or other persons.



The Advisor's policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Fund and its shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Fund. The Advisor determines the best interest of the Fund in light of the potential economic return on the Fund's investment.



The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor's Proxy Committee determines the vote in the best interest of the Fund, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor's Proxy Committee is composed of representatives of the Advisor's equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor's proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.



The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.



The Advisor has retained Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.



The Advisor's proxy voting guidelines and procedures are included in this SAI as Appendix II. In accordance with SEC regulations, the fund's proxy voting record for the last twelve-month period ended June 30 has been filed with the SEC. You may obtain a copy of the fund's proxy voting record (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov and (iii) without charge, upon request, by calling 800-368-0346.

DISCLOSURE OF PORTFOLIO INFORMATION



The Trustees of the Columbia Funds have adopted policies with respect to the disclosure of the Funds' portfolio holdings by the Funds, Columbia Management, or their affiliates. These policies provide that Fund portfolio holdings information generally may not be disclosed to any party prior to (1) the day next following the posting of such information on the Funds' website at www.columbiafunds.com, (2) the day next following the filing of the information with the SEC in a required filing, or (3) for money market funds, such information is publicly available to all shareholders upon request on the fifth business day after each calendar month-end. Certain limited exceptions pursuant to the Fund's policies are described below. The Trustees shall be updated as needed regarding the Fund's compliance with the policies, including information relating to any potential conflicts of interest between the interests of Fund shareholders and those of Columbia Management and its affiliates. The Fund's policies prohibit Columbia Management and the Fund's other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies apply to disclosures to all categories of persons, including, without limitation, individual investors, institutional investors, intermediaries that distribute the Fund's shares, third-party service providers, rating and ranking organizations and affiliated persons of the Fund.



PUBLIC DISCLOSURES. The Fund's portfolio holdings are currently disclosed to the public through required filings with the SEC and, for equity and fixed income funds, on the Fund's website at www.columbiafunds.com. The Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the Fund's fiscal year). Shareholders may obtain the Fund's Forms N-CSR and N-Q filings on the SEC's website at www.sec.gov. In addition, the Fund's Forms N-CSR and N-Q filings may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's website or the operation of the public reference room.



The equity and fixed income Columbia Funds also currently make portfolio information publicly available at www.columbiafunds.com, as disclosed in the following table:



   TYPE OF FUND             INFORMATION PROVIDED          FREQUENCY OF DISCLOSURE          DATE OF WEB POSTING
   ------------             --------------------          -----------------------          -------------------
   Equity Funds     Full portfolio holdings information.          Monthly           30 calendar days after month-end.

Fixed Income Funds  Full portfolio holdings information.         Quarterly         60 calendar days after quarter-end



The scope of the information provided relating to the Fund's portfolio that is made available on the website may change from time to time without prior notice.



For Columbia's money market funds, a complete list of a Fund's portfolio holdings shall be publicly available on a monthly basis on the fifth business date after month-end. Shareholders may request such information by writing or calling the Fund's [distributor] at [Insert name and address of service provider].



A Fund, Columbia Management or their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the day after the date the information is disclosed publicly.



OTHER DISCLOSURES. The Fund's policies provide that non-public disclosures of the Fund's portfolio holdings may be made if (1) the Fund has a legitimate business purpose for making such disclosure, (2) the Fund's chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information.



The Fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the Fund with its day-to-day business affairs. In addition to Columbia Management and its affiliates, these service providers include [the Fund's sub-custodians, which currently include [Insert name of sub-custodians]], the Fund's independent registered public accounting firm, legal counsel, and financial printer ([Name of Printer]), and the Fund's proxy voting service, currently [Name of Proxy Voting Service Provider]. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund. The Fund may also disclose portfolio holdings information to broker/dealers and certain other entities related to potential transactions and management of the Fund, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.



Certain clients of the Fund's investment adviser(s) may follow a strategy similar to that of the Fund, and have access to portfolio holdings information for their account. It is possible that such information could be used to infer portfolio holdings information relating to the Fund.


DETERMINATION OF NET ASSET VALUE

Each Fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time) each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such Fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price (or the official closing price as determined by the NASDAQ system, if different, as applicable). Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.



Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value following procedures approved by the Trust's Board of Trustees.



(The following two paragraphs are applicable only to Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund), Columbia Newport Greater China Fund (formerly named Liberty Newport Greater China Fund), Columbia Newport Europe Fund (formerly named Liberty Newport Europe Fund) and Columbia Newport Asia Pacific Fund (formerly named Liberty Newport Asia Pacific Fund))



Trading in securities on stock exchanges and over-the-counter markets in foreign securities markets is normally completed well before the close of the business day in New York. Trading on foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets does take place on days which are not business days in New York and on which the Fund's NAV is not calculated.



The calculation of the Fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the Fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the Fund's NAV is calculated) will not be reflected in the Fund's calculation of NAV unless the Advisor, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the Fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the Fund's shares into U.S. dollars at prevailing market rates.



AMORTIZED COST FOR MONEY MARKET FUNDS (SEE "AMORTIZED COST FOR MONEY MARKET FUNDS" UNDER "INFORMATION CONCERNING THE FUND" IN PART 1 OF THE SAI OF COLUMBIA MONEY MARKET FUND (FORMERLY NAMED LIBERTY MONEY MARKET FUND) AND COLUMBIA MUNICIPAL MONEY MARKET FUND (FORMERLY NAMED LIBERTY MUNICIPAL MONEY MARKET
FUND))


Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.


Under the amortized cost method a security is initially valued at cost and thereafter any discount or premium from maturity value is amortized ratably to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00. If a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.



See the Statement of Assets and Liabilities in the shareholder report of the Columbia Money Market Fund (formerly named Liberty Money Market Fund) or the Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund) for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.


HOW TO BUY SHARES


The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.



The Fund may accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to CFS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.



The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, CFD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that CFD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that CFD may from time to time reallow additional amounts to all or certain FSFs. CFD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse CFD for any up-front and/or ongoing commissions paid to FSFs.



Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption may subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars. Travelers checks, gift checks, credit card convenience checks, credit cards, cash and ban counter (starter checks) are not accepted.



CFS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to CFS, provided the new FSF has a sales agreement with CFD.



Shares credited to an account are transferable upon written instructions in good order to CFS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you may send the certificates to CFS for deposit to your account.






In addition to the commissions specified in a Fund's prospectus and this SAI, CFD, or its advisory affiliates, from their own resources, may make cash payments to FSFs that agree to promote the sale of shares of funds that CFD distributes. A number of factors may be considered in determining the amount of those payments, including the FSF's sales, client assets invested in the funds and redemption rates, the quality of the FSF's relationship with CFD and/or its affiliates, and the nature of the services provided by FSFs to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the FSF's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, CFD may also pay non-cash compensation to FSFs and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for FSF educational or training events.



In addition, CFD, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.



In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund.



As of the date of this Supplement, CFD and its affiliates anticipate that the FSFs and intermediaries that will receive the additional compensation described above include:



1st Global Capital Corp
401 Company
ABN AMRO Trust Services
ADP Retirement Services
Advest
AEGON/Transamerica
AG Edwards
American Century Services
American Express
AMG
AON Consulting
AST Trust Company
Banc of America Investment Services
BancOne
Bear Stearns
Benefit Plan Administrators
Bidwell & Company
BNY Clearing
C N A Trust
Charles Schwab
CIBC Oppenheimer
Citigroup Global Markets
CitiStreet Associates LLC
City National Bank
City of Milwaukee
Columbia Trust Company
Commonwealth Financial
Compensation & Capital
CPI Qualified Plan Consultants
Daily Access Concepts
Davenport & Company
Delaware Investments
Digital Retirement Solutions
Discover Brokerage
Dreyfus/Mellon
Edgewood Services
Edward Jones
E-Trade,
ExpertPlan
FAS Liberty Life Spectrum
Ferris Baker Watts
Fidelity
Financial Data Services
Franklin Templeton
Freeman Welwood

Gem Group
Great West Life
Hewitt Associates LLC
Huntington Bank
ING
Intermountain Health Care
Investmart, Inc.
Investment Manager Services (IMS)
Janney Montgomery Scott
JJB Hilliard Lyons
JP Morgan/American Century
Kenney Investments
Kirkpatrick Pettis Smith Polian Inc
Legg Mason Wood Walker
Liberty Life
Lincoln Financial
Lincoln Life
Linsco Private Ledger
M & T Securities
Marquette Trust Company
Mass Mutual Life
Matrix Settlement & Clearance Services (MSCS)
McDonald Investments
Merrill Lynch
MetLife
MFS
Mfund Trax
MidAtlantic Capital
Milliman USA
Morgan Keegan
Morgan Stanley Dean Witter
PFPC
Nationwide Investment Services
Neuberger Berman Mgmt
NFP Securities
NSD -NetStock Sharebuilder
NYLife Distributors
Optimum Investment Advisors
Orbitex
Pershing LLC
Phoenix Home Life
Piper Jaffray
PNC
PPI Employee Benefits
Private Bank & Trust
Prudential
Putnam Investments
Raymond James
RBC Dain Rausher
Robert W Baird
Royal Alliance
RSM McGladrey Inc.
Safeco
Scott & Stringfellow
Scudder Investments
Security Benefit
Segall Bryant Hamill
South Trust Securities
Southwest Securities
Standard Insurance

Stanton Group
State of NY Deferred Compensation Plan
Stephens, Inc.
Stifel Nicolaus & Co
Strong Capital
Sungard T Rowe Price
Trustar Retirement Services
Trustlynx/Datalynx
UBS Financial Services
USAA Investment Management
Vanguard
Wachovia
TD Waterhouse
Webster Investment Services
Wells Fargo
Wilmington Trust



PLEASE CONTACT YOUR FSF OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY
RECEIVE.


SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.


AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of most Funds advised by the Advisor may be purchased through the Automatic Investment Plan. Electronic fund transfers for a fixed amount of at least $50 ($25 for IRA) are used to purchase a Fund's shares at the public offering price next determined after CFD receives the proceeds. If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from CFD.



AUTOMATED DOLLAR COST AVERAGING (Classes A, B, C, D, T, G and Z). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any fund distributed by CFD in which you have a current balance of at least $5,000 into the same class of shares of up to five other Funds. Complete the Automated Dollar Cost Averaging section of the Application. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Sales charges may apply if exchanging from a money market fund. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any Fund, exchange between the same Class of shares of Funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any Fund, subject to the imposition of any applicable CDSC or sales charges.



Any additional payments or exchanges into your Fund will extend the time of the Automated Dollar Cost Averaging program.


An exchange is generally a capital sale transaction for federal income tax purposes.


You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Columbia Funds Services, Inc. (formerly named Liberty Funds Services, Inc.) (CFS) P.O. Box 8081, Boston, MA 02266-8081.



You should consult your FSF or financial advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.



CFD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" below for more information.

CLASS T SHAREHOLDER SERVICES PLAN. The Trustees have approved a Shareholder Services Plan (the "Services Plan") pursuant to which the Trusts plan to enter into servicing agreements with institutions (including Bank of America Corporation and its affiliates). Pursuant to these servicing agreements, institutions render certain administrative and support services to customers who are the beneficial owners of Class T shares of each Fund other than the Columbia Newport Tiger Fund. Such services are provided to the institution's customers who are the beneficial owners of Class T shares and are intended to supplement the services provided by the Fund's administrator and transfer agent to the shareholders of record of the Class T shares. The Services Plan provides that each Fund will pay fees for such services at an annual rate of up to 0.50% of the average daily net asset value of Class T shares owned beneficially by the institution's customers. Institutions may receive up to one-half of this fee for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with CFD; (ii) processing dividend payments from a Fund; (iii) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and (iv) providing periodic mailings to customers. Institutions may also receive up to one-half of this fee for providing one or more of these additional services to such customers: (i) providing customers with information as to their positions in Class T shares;
(ii) responding to customer inquiries; and (iii) providing a service to invest the assets of customers in Class T shares.



The payments under the servicing agreements entered into as of the date of this SAI are limited to an aggregate fee of not more than 0.30% (on an annualized basis) of the average daily net asset value of the Class T shares of equity funds beneficially owned by customers of institutions and 0.15% (on an annualized basis) of the average daily net asset value of the Class T shares of bond funds beneficially owned by customers of institutions. The Funds understand that institutions may charge fees to their customers who are the beneficial owners of Class T shares in connection with their accounts with such institutions. Any such fees would be in addition to any amounts which may be received by an institution under the Services Plan. Under the terms of each servicing agreement, institutions are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Class T shares.



Each servicing agreement with an institution ("Service Organization") relating to the Services Plan requires that, with respect to those Funds which declare dividends on a daily basis, the Service Organization agrees to waive a portion of the servicing fee payable to it under the Services Plan to the extent necessary to ensure that the fees required to be accrued with respect to the Class T shares of such Funds on any day do not exceed the income to be accrued to such Class T shares on that day.

During the last three fiscal years, the following payments were made to Service Organizations (net of expense reimbursements) with respect to Class T shares as shown in the table below:



                                    SEPTEMBER 30,  OCTOBER 31,  OCTOBER 31,
       FUND(1)(4)                       2003         2002(3)      2001(2)
       ----------                   -------------  -----------  -----------
Columbia Asset Allocation Fund        $506,628      $722,543    $  914,162
Columbia Large Cap Growth Fund        $621,536      $872,400    $1,213,883
Columbia Disciplined Value Fund       $328,843      $480,502    $  585,821
Columbia Large Cap Core Fund          $484,124      $666,709    $  634,076
Columbia International Equity Fund    $107,527      $151,816           N/A
Columbia Small Cap Fund               $318,591      $316,465    $  258,937
Columbia Small Company Equity Fund    $156,029      $201,135    $  258,937
Columbia Dividend Income Fund         $      0      $ 24,133    $   20,192


----------

(1) Information shown for each Fund for periods prior to its reorganization is that of Retail A Shares of its predecessor fund. Class T shares are a newer class of shares created as part of the reorganization of certain Galaxy Funds.



(2) Expense reimbursements for the fiscal year ended October 31, 2001 were $26,074, $29,123, $5,541, $8,298 and $47,211, respectively, for the Asset
      Allocation Fund, Large Cap Fund, Dividend Fund, Value Fund and Growth
      Fund.



(3) Expense reimbursements for the fiscal year ended October 31, 2002 were $19,673, $90,360, $70,449, $21,761 and $3,789, respectively for the Asset
      Allocation Fund, Growth Fund, International Fund, Small Company Fund and Dividend Fund.



(4) The Funds changed their fiscal year end from October 31 to September 30 in 2003.



                                                              SIX MONTHS
                                                                ENDED
                                                               APRIL 30,  OCTOBER 31,  OCTOBER 31,
            FUND(1)                           APRIL 30, 2004    2003(3)      2002        2001(2)
            -------                           --------------  ----------  -----------  -----------
Columbia Intermediate Government Income Fund     $70,533       $36,031      $7,041      $74,395
Columbia Quality Plus Bond Fund                  $59,667       $29,033      $5,978      $52,592


--------

(1) Information shown for each Fund for periods prior to its reorganization is that of Retail A Shares of its predecessor fund. Class T shares are a newer class of shares created as part of the reorganization of certain Galaxy Funds.






(2) Expense reimbursements for the fiscal year ended October 31, 2001 were $8,020 and $6,988, respectively for the Government Income Fund and Quality Plus Bond Fund.



(3) The Funds changed their fiscal year end from October 31 to April 30 in 2003.



The Class T servicing agreements are governed by the Services Plan approved by the Board of Trustees in connection with the offering of Class T shares of each Fund. Pursuant to the Services Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations must be approved annually by a majority of the Trustees, including a majority of the trustees who are not "interested persons" of the Funds as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").



The Board of Trustees has approved the service agreements with Service Organizations based on information provided by the Funds' service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the efficient servicing of the accounts of the beneficial owners of Class T shares of the Funds. Any material amendment to the Funds' arrangements with Service Organizations must be approved by a majority of the Board of Trustees (including a majority of the Disinterested Trustees). So long as the service agreements with Service Organizations are in effect, the selection and nomination of the members of Columbia's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds will be committed to the discretion of such Disinterested Trustees.

TAX-SHELTERED RETIREMENT PLANS (Retirement Plans). CFD offers prototype tax-qualified plans, including Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Columbia Trust Company (CTC) is the Custodian/Trustee and Plan Sponsor of the Columbia Management prototype plans offered through CFD. In general, a $20 annual fee is charged. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from CFD.



Participants in Retirement Plans not sponsored by CTC, not including Individual Retirement Accounts (IRAs), may be subject to an annual fee of $20 unless the Retirement Plan maintains an omnibus account with CFS. Participants in CTC sponsored prototype plans (other than IRAs) who liquidate the total value of their account may also be charged a $20 close-out processing fee payable to CFS. The close out fee applies to plans opened after September 1, 1996. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a Columbia Management IRA Rollover account in any Fund distributed by CFD, or if the Retirement Plan maintains an omnibus account.



Consultation with a competent financial advisor regarding these Retirement Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.



TELEPHONE ADDRESS CHANGE SERVICES. By calling CFS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges by check are suspended for 30 days after an address change is effected. Please have your account and taxpayer identification numbers available when calling.


CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.


AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a Fund automatically invested in the same class of shares of another Fund. An ADD account must be in the same name as the shareholder's existing open account with the particular Fund. Call CFS for more information at 1-800-345-6611.


PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES


RIGHTS OF ACCUMULATION (Class A, Class B and Class T shares only) (Class T shares can only be purchased by the shareholders of Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund) who already own Class T shares). Reduced sales charges on Class A, B and T shares can be effected by combining a current purchase of Class A, Class B or Class T shares with prior purchases of other funds distributed by CFD. The applicable sales charge is based on the combined total of:


1.    the current purchase; and


2. the value at the public offering price at the close of business on the previous day of all funds' held by the shareholder.



CFD must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by CFS. A Fund may terminate or amend this Right of Accumulation.



STATEMENT OF INTENT (Class A, Class E and Class T shares only). Any person may qualify for reduced sales charges on purchases of Class A, E and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all fund shares held by the shareholder on the date of the Statement in Funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund)). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement. Upon request, a Statement of Intent may be backdated to reflect purchases within 90 days.



During the term of a Statement, CFS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A, E or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a Fund to sell the amount of the Statement.



If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to CFD the excess commission previously paid during the thirteen-month period.



If the amount of the Statement is not purchased, the shareholder shall remit to CFD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, CFS will redeem that number of escrowed Class A, E or T shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.



Additional information about and the terms of Statements of Intent are available from your FSF, or from CFS at 1-800-345-6611.



REINSTATEMENT PRIVILEGE. Subject to the Fund's fund policy on trading of fund shares, an investor who has redeemed Class A, B, C or T shares (other than shares of the Columbia Newport Asia Pacific Fund (formerly named Liberty Newport Asia Pacific Fund), Columbia Newport Europe Fund (formerly named Liberty Newport Europe Fund), Columbia Newport Greater China Fund (formerly named Liberty Newport Greater China Fund), Columbia Global Equity Fund (formerly named Liberty Newport Global Equity Fund), Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund), Columbia International Equity Fund (formerly named Liberty International Equity Fund), Columbia European Thematic Equity Fund (formerly named Liberty European Thematic Equity Fund) and Columbia Global Thematic Equity Fund (formerly named Liberty Global Thematic Equity Fund) that were redeemed within 30 days of their acquisition by exchange from another fund) may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of Class A of any Fund at the NAV next determined after CFS receives a written reinstatement request and payment. Investors who desire to exercise this privilege should contact their FSF or CFS. Shareholders may exercise this privilege an unlimited amount of times. Exercise of this privilege does not alter the federal income tax treatment of any capital gains realized on the prior sale of Fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.



PRIVILEGES OF COLUMBIA EMPLOYEES OR FINANCIAL SERVICE FIRMS (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS). Class A shares of certain Funds may be sold at NAV to the following individuals whether currently employed or retired: Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, CFD and companies affiliated with the Advisor; registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with CFD; and such persons' families and their beneficial accounts.



PRIVILEGES OF COLUMBIA ACORN FUNDS (FORMERLY NAMED LIBERTY ACORN FUNDS) SHAREHOLDERS. Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any fund distributed by CFD, may purchase Class A shares of any fund distributed by CFD at NAV in those cases where a Columbia Fund Class Z share is not available. Qualifying shareholders will not be subject to any Class A initial sales charge or CDSC; however, they will be subject to the annual Rule 12b-1 service fee.

FEE-BASED COMPENSATION ARRANGEMENTS. Class A, Class E and Class T shares (Class T shares can only be purchased by the shareholders of Liberty Newport Tiger Fund who already own Class T shares) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into agreements with CFD pursuant to which the Funds are included as investment options in programs involving fee-based compensation arrangements, and by participants in certain retirement plans.



WAIVER OF INITIAL SALES CHARGES (CLASS A AND CLASS T SHARES)



Class A share initial sales charges (but not contingent deferred sales charges) are waived for the following categories of investors:



      -     Galaxy Fund shareholders prior to December 1, 1995; and



      - Shareholders who (i) purchased Galaxy Fund Prime A Shares at net asset value and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally purchased.



Class T share sales charges are waived for the following categories of investors:



      -     Galaxy Fund shareholders prior to December 1, 1995;



      - Shareholders who (i) purchased Galaxy Fund Retail A Shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally purchased; and



      - Boston 1784 Fund shareholders on the date the Funds were reorganized into Galaxy Funds.



WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS) (Class A, B, C, D, E, matured F, G and T shares) CDSCs may be waived on redemptions in the following situations with the proper documentation:



1. Death. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.



2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with CFS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value. Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "Investor Services - Systematic Withdrawal Plan."



3. Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver,
      (i) the disability must arise AFTER the purchase of shares (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability, and (iii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.


4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by the Advisor.



6. Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement (as stated in the Plan document). CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in Funds distributed by CFD for at least two years. CDSC is also waived for participant loans.



7. Trust Share Taxes. CDSCs will be waived on redemptions of Class E and F shares (i) where the proceeds are used to directly pay trust taxes, and
      (ii) where the proceeds are used to pay beneficiaries for the payment of trust taxes.


The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.




HOW TO SELL SHARES


Shares may be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling or delay sending proceeds from your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.



To sell shares directly to the Fund, send a signed letter of instruction to CFS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. Stock power forms are available from FSFs, CFS and many banks. Additional documentation may be required for sales by corporations, agents, fiduciaries, surviving joint owners, individual retirement account holders and other legal entities. Call CFS for more information 1-800-345-6611.



FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, FSF's are responsible for furnishing all necessary documentation to CFS and may charge for this service.



SYSTEMATIC WITHDRAWAL PLAN (SWP). The shareholder may establish a SWP. A specified dollar amount, share amount or percentage of the then current net asset value of the shareholder's investment in any Fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies is run against available shares and generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawalsof shares of the Fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their share account may do so but may be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other Fund distributions payable in shares of the Fund rather than in cash.


A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.


A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Fund (other than through the reinvestment of dividends) and a SWP at the same time.


SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.


A Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, CFS will not be liable for any payment made in accordance with the provisions of a SWP.



The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Fund as an expense of all shareholders.



Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP. The SWP on accounts held in "street name" must be made payable to the back office via the NSCC.



TELEPHONE REDEMPTIONS. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the Fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions by check and ACH are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker, to a pre-existing bank account or furnishing a signature guaranteed request. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. CFS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address account and taxpayer identification numbers. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. Certain restrictions apply to retirement plan accounts.



CHECKWRITING (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR OF CERTAIN FUNDS) (Available only on the Class A and Z shares of certain Funds)



Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. CFS will provide checks to be drawn on Mellon Trust of New England, N.A. (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 ($250 for money market funds) nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.



Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks., However, you may incur customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.


NON-CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Fund's net asset value, a Fund may make the payment or a portion of the payment with portfolio securities held by that Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.



INFORMATION APPLICABLE TO CLASS G AND CLASS T SHARES



The primary difference between Class G and Class T shares lies in their sales charge structures and shareholder servicing/distribution expenses. Investments in Class T shares of the Funds are subject to a front-end sales charge. Investments in Class G shares of the Funds are subject to a back-end sales charge. This back-end sales charge declines over time and is known as a "contingent deferred sales charge." An investor should understand that the purpose and function of the sales charge structures and shareholder servicing/distribution arrangements for both Class G and Class T shares are the same. Class T shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing fees at an annual rate of up to 0.15% and 0.30%, respectively, of the Fund's average daily net assets attributable to its Class T shares. Class G shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing and distribution fees at an annual rate of up to 0.80% and 0.95%, respectively, of the Fund's average daily net assets attributable to its Class G shares. These ongoing fees, which are higher than those charged on Class T shares, will cause Class G shares to have a higher expense ratio and pay lower dividends than Class T shares. Class G and Class T shares may only be purchased by current shareholders of Class G and Class T, respectively.



CLASS T SHARES. The public offering price for Class T shares of the Funds is the sum of the net asset value of the Class T shares purchased plus any applicable front-end sales charge as described in the applicable Prospectus. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Class T shares that are purchased with no initial sales charge as part of an investment of $1,000,000 to $25,000,000. A portion of the front-end sales charge may be reallowed to broker-dealers as follows:

                                                                                   REALLOWANCE TO
                                            REALLOWANCE TO DEALERS               DEALERS AS A % OF
                                           AS A % OF OFFERING PRICE                OFFERING PRICE
       AMOUNT OF TRANSACTION                PER SHARE - BOND FUNDS            PER SHARE - EQUITY FUNDS
       ---------------------               ------------------------           ------------------------
Less than $50,000                                    4.25                               5.00
$50,000 but less than $100,000                       3.75                               3.75
$100,000 but less than $250,000                      2.75                               2.75
$250,000 but less than $500,000                      2.00                               2.00
$500,000 but less than $1,000,000                    1.75                               1.75
$1,000,000 and over                                  0.00                               0.00



The appropriate reallowance to dealers will be paid by CFD to broker-dealer organizations which have entered into agreements with CFD. The reallowance to dealers may be changed from time to time.



Certain affiliates of the Advisor may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers whose customers purchase significant amounts of Class T shares of the Funds. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from the assets of Bank of America Corporation's affiliates.



INFORMATION APPLICABLE TO CERTAIN CLASS G SHARES RECEIVED BY FORMER GALAXY FUND RETAIL B SHAREHOLDERS IN CONNECTION WITH THE GALAXY/LIBERTY REORGANIZATION. The following table describes the CDSC schedule applicable to Class G shares received by former Galaxy Fund Retail B shareholders in exchange for Retail B Shares purchased prior to January 1, 2001:



                                              % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                 SHARES ARE SOLD
-----------------------------                 ---------------
Through first year                                 5.00
Through second year                                4.00
Through third year                                 3.00
Through fourth year                                3.00
Through fifth year                                 2.00
Through sixth year                                 1.00
Longer than six years                              None



Class G shares received in exchange for Galaxy Fund Retail B Shares that were purchased prior to January 1, 2001 will automatically convert to Class T shares seven years after purchase. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.



The following table describes the CDSC schedule applicable to Class G shareholders whose Galaxy Asset Allocation Fund and/or International Equity Fund Retail B Shares were acquired in connection with the reorganization of the Pillar Funds:

                                             % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                SHARES ARE SOLD
-----------------------------                ---------------
Through first year                                 5.50
Through second year                                5.00
Through third year                                 4.00
Through fourth year                                3.00
Through fifth year                                 2.00
Through sixth year                                 1.00
Through the seventh year                           None
Longer than seven years                            None



If you acquired Retail B Shares in connection with the reorganization of the Pillar Funds, your Class G shares will automatically convert to Class T shares eight years after you purchased the Pillar Fund Class B shares you held prior to the reorganization. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.



CLASS G SHARES PURCHASED AFTER THE GALAXY/LIBERTY REORGANIZATION. The public offering price for Class G shares of the Funds is the net asset value of the Class G shares purchased. Although investors pay no front-end sales charge on purchases of Class G shares, such shares are subject to a contingent deferred sales charge at the rates set forth in the applicable Prospectus if they are redeemed within seven years of purchase. Securities dealers, brokers, financial institutions and other industry professionals will receive commissions from CFD in connection with sales of Class G shares. These commissions may be different than the reallowances or placement fees paid to dealers in connection with sales of Class T shares. Certain affiliates of Columbia may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers, whose customers purchase significant amounts of Class G shares of a Fund. See "Class T Shares." The contingent deferred sales charge on Class G shares is based on the lesser of the net asset value of the shares on the redemption date or the original cost of the shares being redeemed. As a result, no sales charge is imposed on any increase in the principal value of an investor's Class G shares. In addition, a contingent deferred sales charge will not be assessed on Class G shares purchased through reinvestment of dividends or capital gains distributions.



The proceeds from the contingent deferred sales charge that an investor may pay upon redemption go to CFD, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Class G shares. Class G shares of a Fund will convert automatically to Class T shares eight years after purchase. The purpose of the conversion is to relieve a holder of Class G shares of the higher ongoing expenses charged to those shares, after enough time has passed to allow CFD to recover approximately the amount it would have received if the applicable front-end sales charge had been charged. The conversion from Class G shares to Class T shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Class T shares as he or she had of Class G shares. The conversion occurs eight years after the beginning of the calendar month in which the shares are purchased. Upon conversion, the converted shares will be relieved of the distribution and shareholder servicing fees borne by Class G shares, although they will be subject to the shareholder servicing fees borne by Class T shares.



Class G shares acquired through a reinvestment of dividends or distributions are also converted at the earlier of two dates - (i) eight years after the beginning of the calendar month in which the reinvestment occurred or (ii) the date of conversion of the most recently purchased Class G shares that were not acquired through reinvestment of dividends or distributions. For example, if an investor makes a one-time purchase of Class G shares of a Fund, and subsequently acquires additional Class G shares of the Fund only through reinvestment of dividends and/or distributions, all of such investor's Class G shares in the Fund, including those acquired through reinvestment, will convert to Class T shares of the Fund on the same date.



INFORMATION APPLICABLE TO CERTAIN CLASS B SHAREHOLDERS



Except for the following, Class B Share Contingent Deferred Sales Charges ("CDSCs") and conversion schedules are described in the Prospectuses.



The following table describes the CDSC schedule applicable to Class B shares received by Galaxy Quality Plus Bond Fund shareholders in exchange for Prime B Shares in connection with the Galaxy/Liberty reorganization.



SALES CHARGES

                                                         % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                            SHARES ARE SOLD
-----------------------------                            ---------------
Through first year                                            5.00
Through second year                                           4.00
Through third year                                            3.00
Through fourth year                                           3.00
Through fifth year                                            2.00
Through sixth year                                            1.00
Longer than six years                                         0.00



      Automatic conversion to Class A shares occurs eight years after purchase.



      The Class B share discount program for purchases of $250,000 or more is not applicable to Class B shares received by Galaxy Fund Prime B shareholders in connection with the reorganization of the Galaxy Fund.



INFORMATION APPLICABLE TO CERTAIN CLASS A SHAREHOLDERS:



      Except as set forth in the following paragraph, Class A share CDSCs are described in the Prospectuses:



      Class A shares received by former Galaxy High Quality Bond Fund shareholders in exchange for Prime A Shares in connection with the Galaxy/Liberty reorganization of that Fund are subject to a 1% CDSC upon redemption of such Class A shares if the Prime A Shares were purchased without an initial sales charge in accounts aggregating $1 million or more at the time of purchase and the Class A shares are sold within 12 months of the time of purchase of the Prime A Shares. The 12-month holding period begins on the first day of the month in which each purchase was made.


DISTRIBUTIONS


Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. No charge is currently made for reinvestment.



Shares of some Funds that pay daily dividends (include Funds) will normally earn dividends starting with the date the Fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. Shares of some Funds that pay daily dividends (exclude Funds) Columbia will be earned starting with the day after that Fund receives payments for the shares. To determine whether a particular Fund is an include or exclude fund, customers can call 1-800-345-6611.


HOW TO EXCHANGE SHARES


Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of certain other funds. The prospectus of each Fund describes its investment goal and policies, and shareholders should obtain a prospectus and consider these goals and policies carefully before requesting an exchange Consult CFS before requesting an exchange.



If you acquire Class A shares of an international fund by exchange from any other fund, you will not be permitted to exchange those shares into another fund for 30 calendar days, although you may redeem those shares at any time. An exchange order received prior to the expiration of the 30-day period will not be honored.



By calling CFS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting CFS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the Fund suspends repurchases or postpones payment for the Fund shares being exchanged in accordance with federal securities law. CFS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, CFS may require customary additional documentation. Prospectuses of the other Funds are available from the CFD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.


Consult your FSF or CFS. In all cases, the shares to be exchanged must be registered on the records of the Fund in the name of the shareholder desiring to exchange.



Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the Fund. Sales charges may apply for exchanges from money market funds.


An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS


A Fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.


SHAREHOLDER LIABILITY


Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative.


The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS


As described under the caption "Organization and History", the Fund will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of 1% of the outstanding shares of the Trust stating that such shareholders of the Trust, for the purpose of obtaining the signatures necessary to demand a shareholders' meeting to consider removal of a Trustee, request information regarding the Trust's shareholders, the Trust will provide appropriate materials (at the expense of the requesting shareholders). Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.



At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                             STANDARD & POOR'S (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


PROVISIONAL RATINGS. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.


MUNICIPAL NOTES:

SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

      Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

      Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

COMMERCIAL PAPER:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

CORPORATE BONDS:

The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

Ba bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATINGS. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

MUNICIPAL NOTES:

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

COMMERCIAL PAPER:

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

                  Prime-1  Highest Quality
                  Prime-2  Higher Quality
                  Prime-3  High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

CORPORATE BONDS:

The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                                   FITCH INC.

INVESTMENT GRADE BOND RATINGS

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA'. Because bonds rated in the `AAA' and `AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated `F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

CONDITIONAL

A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SPECULATIVE-GRADE BOND RATINGS

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. `DDD' represents the highest potential for recovery on these securities, and `D' represents the lowest potential for recovery.

                                   APPENDIX II



                   COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA")
                      PROXY VOTING POLICIES AND PROCEDURES
               ADOPTED JULY 1, 2003 AND REVISED FEBRUARY 11, 2004



POLICY:



ALL PROXIES FOR CLIENT SECURITIES FOR WHICH COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA") HAS BEEN GRANTED AUTHORITY TO VOTE SHALL BE VOTED IN A MANNER CONSIDERED TO BE IN THE BEST INTERESTS OF CMA'S CLIENTS, INCLUDING THE CMG FAMILY FUNDS(1) AND THEIR SHAREHOLDERS WITHOUT REGARD TO ANY BENEFIT TO CMA OR ITS AFFILIATES. CMA SHALL EXAMINE EACH PROPOSAL AND VOTE AGAINST THE PROPOSAL, IF, IN ITS JUDGMENT, APPROVAL OR ADOPTION OF THE PROPOSAL WOULD BE EXPECTED TO IMPACT ADVERSELY THE CURRENT OR POTENTIAL MARKET VALUE OF THE ISSUER'S SECURITIES. IN ADDITION, CMA SHALL EXAMINE EACH PROPOSAL AND VOTE THE SECURITIES HELD ON BEHALF OF A CLIENT AGAINST THE PROPOSAL, IF, IN ITS JUDGMENT, THE PROPOSAL WOULD BE EXPECTED TO EFFECT ADVERSELY THE BEST INTEREST OF THE CLIENT. REFERENCES TO THE BEST INTEREST OF A CLIENT REFER TO THE INTEREST OF THE CLIENT IN TERMS OF THE POTENTIAL ECONOMIC RETURN ON THE CLIENT'S INVESTMENT. IN THE EVENT A CLIENT BELIEVES THAT ITS OTHER INTERESTS REQUIRE A DIFFERENT VOTE, CMA SHALL VOTE AS THE CLIENT INSTRUCTS.



CMA ADDRESSES POTENTIAL MATERIAL CONFLICTS OF INTEREST BY HAVING A PREDETERMINED VOTING POLICY. FOR THOSE PROPOSALS THAT REQUIRE SPECIAL CONSIDERATION OR IN INSTANCES WHERE SPECIAL CIRCUMSTANCES MAY REQUIRE VARYING FROM THE PREDETERMINED POLICY, THE PROXY COMMITTEE WILL DETERMINE THE VOTE IN THE BEST INTEREST OF CMA'S CLIENTS, WITHOUT CONSIDERATION OF ANY BENEFIT TO CMA, ITS AFFILIATES OR ITS OTHER CLIENTS.



OVERVIEW:



CMA's policy is based upon its fiduciary obligation to act in its clients' best interests. In addition, the SEC recently adopted rules under the Investment Company Act of 1940 and the Investment Advisers Act of 1940. These rules impose obligations with respect to proxy voting on investment advisers and investment companies.



PROCEDURES:



I.    ACCOUNT POLICIES



Except as otherwise directed by the client, CMA shall vote as follows:



SEPARATELY MANAGED ACCOUNTS



CMA shall vote proxies on securities held in its separately managed accounts.



COLUMBIA TRUST COMPANY (CTC) TRUST POOLS



CMA shall vote proxies on securities held in the trust pools.



CMG FAMILY FUNDS/CMA FUND TRUST



CMA shall vote proxies on securities held in the Funds, including multi-managed and subadvised Funds.



COLUMBIA PRIVATE PORTFOLIO



CMA shall vote proxies on securities held in its separately managed accounts.



II.   PROXY COMMITTEE



CMA shall establish a Proxy Committee whose standing members shall include the heads of active equity and equity research, as well as representatives from fund administration, compliance and legal. Each portfolio manager (or sub-adviser) of a fund or account which holds securities of an issuer having a shareholder meeting, as well as the head of the asset class for which the security was selected, shall be an ad hoc member of the Proxy Committee in connection with the vote of proxies for the meeting.



The Proxy Committee's functions shall include, in part,



            (a) direction of the vote on proposals where there has been a recommendation to the Committee not to vote according to the predetermined policy provided in the Voting Guidelines in III
                  (A) below or which proposals require special consideration under III (B) below,


--------
(1) A CMG Family Fund or a Fund is a registered investment company or series of a registered investment company managed or advised by Columbia Management Advisors, Inc.

            (b) semi-annual review of this Proxy Voting Policy and Procedure to ensure consistency with internal policies and regulatory agency policies,



            (c) semi-annual review of existing Voting Guidelines and development of additional Voting Guidelines to assist in the review of proxy proposals, and



            (d) development and modification of Voting Procedures as it deems appropriate or necessary.



In determining the vote of any proposal for which it has responsibility, the Proxy Committee shall consider whether the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. In addition, the Proxy Committee shall examine the proposal and vote the securities held on behalf of a client against the proposal, if, in its judgment, the proposal would be expected to effect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In the event a client believes that its other interests require a different vote, CMA shall vote as the client instructs.



In determining the vote on any proposal, the Proxy Committee shall not consider any benefit to CMA, any of its affiliates, any of its or its affiliates' clients, or of its customers or service providers, other than benefits to the owner of the securities to be voted.



The Proxy Committee shall create a charter, which shall be consistent with this policy and procedure. The charter shall set forth the Committee's purpose, membership and operation. The charter shall include procedures prohibiting a member from voting on a matter for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal, e.g., is a portfolio manager for an account of the issuer.



III.  VOTING GUIDELINES



In general, proposals which are designed to either dissuade or preclude the acquisition and/or merger of one corporate entity by/with another, or have the effect of diluting the value of the existing shares outstanding, or reduce the shareholders' power over any company actions will be rejected.



A.    THE PROXY COMMITTEE HAS ADOPTED THE FOLLOWING GUIDELINES FOR VOTING
      PROXIES:



1.    Matters Relating to the Board of Directors/Corporate Governance



      CMA generally will vote FOR:



            - Proposals for the election of directors or for an increase or decrease in the number of directors provided that a majority of directors would be independent.



                  However, CMA generally will WITHHOLD votes for one or more director nominees if: (i) the board as proposed to be constituted would not have a majority of independent directors; or (ii) the board does not have nominating, audit and compensation committees comprised solely of independent directors.



                  On a CASE BY CASE basis, CMA may withhold votes for a director nominee who has failed to observe good corporate governance practices or, through specific action or inaction, has demonstrated a disregard for the interests of shareholders.



            - Proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission ("SEC") and the New York Stock Exchange. At least one member of the Audit Committee must qualify as a "financial expert" within the definition set forth in rules of the SEC.



            -     Proposals to declassify boards.



            - Proposals to indemnify the board of directors through self-insurance plans or the purchase of insurance (though it is not the intent to eliminate director responsibility for negligence or breaches of fiduciary duty).



            - Proposals to create or eliminate positions or titles for senior management, though CMA prefers that the role of Chairman of the Board and CEO be held by different persons. (In evaluating such proposals, CMA will consider the size of the company and the nature of the shareholder base).



            - Proposals for the annual appointment or approval of independent corporate auditors. An auditor will usually be thought of as independent unless the auditor receives more than 50% of its revenues from non-audit activities from the company and its affiliates.



            - Proposals that restore shareholder ability to remove directors with or without cause.



            - Proposals that encourage directors to own a minimum amount of stock.



            - Proposals to permit shareholders to elect directors to fill board vacancies.



            -     Proposals for the company to adopt confidential voting.



      CMA will vote on a CASE-BY-CASE basis in contested elections of directors.



      CMA generally will vote AGAINST:



            -     Proposals to classify boards.



            - Proposals that give management the ability to alter the size of the board without shareholder approval.



            - Proposals that provide directors may be removed only by supermajority vote.



            - Proposals which allow more than one vote per share in the election of directors.



            - Proposals that provide only continuing directors may elect replacements to fill board vacancies.



            - Shareholder proposals that mandate a minimum amount of stock that directors must own.



            - Shareholder proposals to limit the tenure of outside directors.



2.    Compensation



      CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans, or thrift plans) if they are consistent with business practice. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares of expired options) exceed 10% of the currently outstanding shares overall or 3% for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interests of the clients. CMA requires management to provide substantial justification for the repricing of options.



      CMA generally will vote FOR:



            - Shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted to shareholder ratification.



            - Shareholder proposals asking a company to expense stock options.



            - Shareholder proposals to put option repricings to a shareholder vote.



            - Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no loess than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.



      CMA generally will vote AGAINST:



            - Stock option plans that permit issuance of options with an exercise price below the stock's current market price.

3.    Capitalization



      CMA generally will vote FOR:



            - Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover action or the proposal increases the authorization by more than 50% without a clear need presented by the company.



            - Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.



            - Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.



            -     Proposals to reduce or change the par value of common stock.



            - Proposals to create blank check preferred stock (i.e., with unspecified voting, conversion, dividend distribution and other rights), as long as the company expressly states that the stock will not be used as an anti-takeover defense.



      CMA generally will vote AGAINST:



            - Proposals to create a new class of common stock with supermajority voting rights (i.e., dual class stock).



4.    Mergers, Restructurings and Other Transactions



      CMA will review, on a CASE BY CASE basis, business transactions such as mergers, acquisitions, asset sales, reorganizations, liquidations, spinoffs and other transactions.



5.    Anti-Takeover Measures



      CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:



      Poison Pills



            - CMA will vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.



            - CMA generally votes FOR shareholder proposals to redeem a poison pill and AGAINST management proposals to ratify a poison pill.



      Greenmail



            - CMA will vote FOR proposals to adopt anti-greenmail charter or by law amendments or otherwise restrict a company's ability to make greenmail payments.



      Supermajority vote



            - CMA will vote AGAINST management proposals to require a supermajority shareholder vote to approve any proxy proposal, in particular, proposals to approve mergers and other significant corporate transactions.



            - CMA will vote FOR shareholder proposals to lower supermajority vote requirements.



6.    Other Business Matters



      CMA generally will vote FOR



            - Proposals to approve the minutes of a prior meeting, or to change the date, location or time of the annual meeting.



            - Bylaw or charter changes that are of a housekeeping nature (updates or corrections).



            -     Proposals to approve a change in the company's name.

            - Proposals to change the location of the company's principal place of business, provided the purpose is not to reduce the scope of adequate regulatory or financial supervision.



            - Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.



            - Proposals that endorse the recruitment, development and promotion of personnel on a non-discriminatory merit basis, regardless of race, creed, color or gender.



      CMA generally will vote AGAINST:



            - Proposals to eliminate the right of shareholders to act by written consent or call special meetings.



            - Authorization to transact other unidentified, substantive business at a meeting.



            - Proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.



            - Proposals authorizing the company's board of directors to adopt, amend or repeal bylaws without shareholder approval.



            -     Proposals to vote unmarked proxies in favor of management.



B.    ABILITY TO VOTE PROXIES OTHER THAN AS PROVIDED IN A ABOVE.



A Portfolio Manager, sub-adviser or other party involved with a client's or Fund's account may conclude that the interest of the client or Fund requires that a proxy be voted on a proposal in a manner that differs from the predetermined proxy voting policy. In this situation, he or she shall request that the Proxy Committee consider voting the proxy on the proposal other than according to the predetermined policy provided in III (A) above. If any person (or entity) requests the Proxy Committee (or any of its members) to vote a proxy other than according to the predetermined policy, that person shall furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's (or entity's) relationship with the party proposing the matter to shareholders.



The Proxy Committee may vary from the predetermined policy if it determines that voting on the proposal according to the predetermined policy would be expected to impact adversely the current or potential market value of the issuer's securities or to effect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In the event a client believes that its other interests require a different vote, CMA shall vote as the client instructs. In determining the vote on any proposal, the Proxy Committee shall not consider any benefit other than benefits to the owner of the securities to be voted.



C.    PROPOSALS REQUIRING SPECIAL CONSIDERATION



The following proposals require individual, special consideration. The Proxy Committee will determine how proxies related to each of these proposals will be voted. The Proxy Committee shall determine to vote against any such proposal which would be expected to impact adversely the current or potential market value of the issuer's securities or to effect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In the event a client believes that its other interests require a different vote, CMA shall vote as the client instructs In determining the vote on any proposal, the Proxy Committee shall not consider any benefit other than benefits to the owner of the securities to be voted.



            1. NEW PROPOSALS. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Guideline, which will be incorporated into this Proxy Voting Policy and Procedures.



            2. ACCOUNTS ADHERING TO TAFT HARTLEY PRINCIPLES. All proposals for these accounts shall be voted according to the Taft Hartley Guidelines developed by Institutional Shareholder Services, Inc. ("ISS").



            3. ACCOUNTS ADHERING TO SOCIALLY RESPONSIBLE PRINCIPLES. All proposals for these accounts shall be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.



            4. PROXIES OF INTERNATIONAL ISSUERS WHICH BLOCK SECURITIES SALES BETWEEN THE TIME A SHAREHOLDER SUBMITS A PROXY AND THE VOTE. Proposals for these securities shall be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with these Proxy Voting Guidelines.

            5. PROXIES OF INVESTMENT COMPANY SHARES. Proposals on issues other than those specified above under III (A), e.g., election of directors, selection of accountants.



            6. SHAREHOLDER PROPOSALS. Shareholder proposals that are not covered by III (A) above will be reviewed individually.



            7.    EXECUTIVE/DIRECTOR COMPENSATION. Except as provided in III
                  (A), proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.



            8. PRE-EMPTIVE RIGHTS. Proposals to create or eliminate pre-emptive rights. In evaluating proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.



If any person (or entity) requests that the Proxy Committee (or any of its members) vote a proxy in a specific manner, that person shall furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's (or entity's) relationship with the party proposing the matter to shareholders.



IV.   VOTING PROCEDURES



The Proxy Committee has developed the following procedures to assist in the voting of proxies according to the Voting Guidelines set forth in Section III above. The Proxy Committee may revise these procedures from time to time, as it deems appropriate or necessary to effect the purposes of this Policy and Procedures.



      - CMA shall use Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS shall provide proxy analysis and record keeping services.



      - On a daily basis CMA shall send to ISS a holdings file detailing each equity holding held in an account advised by CMA. Information on equity holdings for the international portfolio shall be sent weekly.



      - ISS shall receive proxy material information from Proxy Edge or the custodian bank for the account. This shall include issues to be voted upon, together with a breakdown of holdings for CMA accounts. ISS shall then reconcile information it receives from CMA with that it has received from Proxy Edge and custodian banks. Any discrepancies shall be noted and resolved by ISS.



      - Whenever a vote is solicited, ISS shall send CMA a request to vote over a secure website. CMA personnel shall check this website daily. The request shall be accompanied by a recommended vote. The recommended vote shall be based upon CMA's Voting Guidelines previously delivered by CMA to ISS as set forth in Section III. CMA shall promptly provide ISS with any amendments or modifications to the Guidelines. CMA shall return a final instruction to vote to ISS, which ISS shall record with Proxy Edge or the custodian bank as our agent.



      - ISS shall have procedures in place to ensure that a vote is cast on every security holding maintained by CMA on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients CMA shall receive a report from ISS detailing CMA's voting for the previous period.



      - Each time that ISS shall send CMA a request to vote the request shall be accompanied by the recommended vote determined in accordance with CMA's Voting Guidelines. ISS shall vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of a client requires another vote or the proposal is a matter on which the Proxy Committee has discretion under Section III.C. In such situations ISS shall vote based on the direction of the client or the Proxy Committee, as the case may be. The interests of CMA's Taft Hartley or "Socially Responsible " clients may impact a proposal that normally should be voted in a certain way. ISS shall inform CMA of all proposals having impact on its Taft Hartley and or "Socially Responsible " clients. The Proxy Voting Committee shall be consulted before a vote is placed in cases where Taft Hartley or Socially Responsible issues are presented.

                         COLUMBIA ASSET ALLOCATION FUND
                         COLUMBIA LARGE CAP GROWTH FUND
                         COLUMBIA DISCIPLINED VALUE FUND
                          COLUMBIA LARGE CAP CORE FUND
                       COLUMBIA INTERNATIONAL EQUITY FUND
                             COLUMBIA SMALL CAP FUND
                       COLUMBIA SMALL COMPANY EQUITY FUND
                          COLUMBIA DIVIDEND INCOME FUND
                        SERIES OF COLUMBIA FUNDS TRUST XI
                       STATEMENT OF ADDITIONAL INFORMATION

                                February 1, 2005

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectuses of Columbia Asset Allocation Fund, Columbia Large Cap Growth Fund, Columbia Disciplined Value Fund, Columbia Large Cap Core Fund, Columbia International Equity Fund, Columbia Small Cap Fund, Columbia Small Company Equity Fund and Columbia Dividend Income Fund (each a Fund and collectively, the Funds). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of a Fund dated February 1, 2005, as applicable. This SAI should be read together with a Prospectus of the Funds and the most recent Annual Report dated September 30, 2004. Investors may obtain a free copy of a Prospectus and the Annual Report from Columbia Funds Distributor, Inc. (CFD), One Financial Center, Boston, MA 02111-2621, or by calling 1-800-426-3750. The Financial Statements and Report of Independent Registered Public Accounting Firm appearing in each Fund's September 30, 2004 Annual Report are incorporated in this SAI by reference.


Part 1 of this SAI contains specific information about the Funds. Part 2 includes information about the funds distributed by CFD generally and additional information about certain securities and investment techniques described in the Funds' Prospectuses.

TABLE OF CONTENTS


   Part 1                                                             Page
   Definitions
   Organization and History
   Investment Goal and Policies
   Fundamental and Non-Fundamental Investment Policies
   Portfolio Turnover
   Fund Charges and Expenses
   Custodian of the Funds
   Independent Registered Public Accounting Firm of the Funds

   Part 2
   Miscellaneous Investment Practices
   Taxes
   Additional Tax Matters Concerning Trust Shares
   Management of the Funds
   Determination of Net Asset Value
   How to Buy Shares
   Special Purchase Programs/Investor Services
   Programs for Reducing or Eliminating Sales Charges
   How to Sell Shares
   Distributions
   How to Exchange Shares
   Suspension of Redemptions
   Shareholder Liability
   Shareholder Meetings
   Appendix I
   Appendix II


                                        a

                                     PART 1
                         COLUMBIA ASSET ALLOCATION FUND
                         COLUMBIA LARGE CAP GROWTH FUND
                         COLUMBIA DISCIPLINED VALUE FUND
                          COLUMBIA LARGE CAP CORE FUND
                       COLUMBIA INTERNATIONAL EQUITY FUND
                             COLUMBIA SMALL CAP FUND
                       COLUMBIA SMALL COMPANY EQUITY FUND
                          COLUMBIA DIVIDEND INCOME FUND
                       STATEMENT OF ADDITIONAL INFORMATION

                                February 1, 2005


DEFINITIONS

     "Asset Allocation Fund" or "Fund"           Columbia Asset Allocation Fund
     "Growth Fund" or "Fund"                     Columbia Large Cap Growth Fund
     "Value Fund" or "Fund"                      Columbia Disciplined Value Fund
     "Large Cap Fund" or "Fund"                  Columbia Large Cap Core Fund
     "International Fund" or "Fund"              Columbia International Equity Fund
     "Small Cap Fund" or "Fund"                  Columbia Small Cap Fund
     "Small Company Fund" or "Fund"              Columbia Small Company Equity Fund
     "Dividend Fund" or "Fund"                   Columbia Dividend Income Fund
     "Predecessor Fund" or "Predecessor Funds"   See below under "Organization and History"
     "Trust"                                     Columbia Funds Trust XI
     "Advisor"                                   Columbia Management Advisors, Inc., the Funds' investment advisor
     "CFD"                                       Columbia Funds Distributor, Inc., the Funds' distributor
     "CFS"                                       Columbia Funds Services, Inc., the Funds' shareholder services and transfer agent

ORGANIZATION AND HISTORY
The Trust is a Massachusetts business trust organized in 1987. Each Fund is an open-end, management investment company that represents the entire interest in a separate series of the Trust and is a diversified series of the Trust. Each Fund is the successor to a separate series of The Galaxy Fund, a Massachusetts business trust organized on March 31, 1986. On November 18, 2002, November 25, 2002 and December 9, 2002, the series of The Galaxy Fund to which the Funds succeeded (the "Predecessor Funds") were reorganized as separate series of the Trust. Class A shares of the Funds were issued in exchange for Prime A Shares of the Predecessor Funds, Class B shares of the Funds were issued in exchange for Prime B Shares of the Predecessor Funds, Class T shares of the Funds were issued in exchange for Retail A Shares of the Predecessor Funds, Class G shares of the Funds were issued in exchange for Retail B Shares of the Predecessor Funds and Class Z shares of the Funds were issued in exchange for Trust Shares of the Predecessor Funds. (Prime A and B shares, Retail A and B shares and Trust Shares together are referred to herein as to the "Predecessor Classes") Information provided with respect to each Fund for periods prior to such Fund's inception relates to the Fund's Predecessor Fund. Further, information provided with respect to each class of each Fund relates to the Predecessor classes of such class.

The Asset Allocation Fund commenced operations on December 30, 1991; the Growth Fund commenced operations on December 14, 1990; the Value Fund commenced operations on September 1, 1988; the International Fund commenced operations December 30, 1991; the Small Company Fund commenced operations on December 30, 1991; and the Dividend Fund commenced operations on March 4, 1998.

The Large Cap Fund and Small Cap Fund commenced operations on December 14, 1992, as separate portfolios (the "Predecessor Large Cap Fund" and "Predecessor Small Cap Fund," respectively, and collectively, the "Predecessor Shawmut Funds") of The Shawmut Funds. On December 4, 1995, the Predecessor Shawmut Funds were reorganized as new portfolios of The Galaxy Fund. Prior to the reorganization, the Predecessor Shawmut Funds offered and sold shares of beneficial interest that were similar to The Galaxy Fund's Trust Shares and Retail A Shares.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Each whole share (or fractional share) outstanding on the record date established in accordance with the Trust's By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes). Shares of the Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See Part 2 of this SAI for more information.

                                        b

On February 1, 1996, the name of the Trust was changed to separate "SteinRoe" into two words. The name of the Trust was changed on October 18, 1999, from "Stein Roe Investment Trust" to "Liberty Stein-Roe Investment Trust." On October 13, 2003, the name of the Trust was changed from "Liberty-Stein Roe Investment Trust" to its current name.

On October 13, 2003, each of the Funds changed their names as follows:

Former Name:                           Current Name:
LIBERTY ASSET ALLOCATION FUND          COLUMBIA ASSET ALLOCATION FUND
LIBERTY EQUITY GROWTH FUND             COLUMBIA LARGE CAP GROWTH FUND
LIBERTY EQUITY VALUE FUND              COLUMBIA DISCIPLINED VALUE FUND
LIBERTY LARGE CAP CORE FUND            COLUMBIA LARGE CAP CORE FUND
LIBERTY INTERNATIONAL EQUITY FUND      COLUMBIA INTERNATIONAL EQUITY FUND
LIBERTY SMALL CAP FUND                 COLUMBIA SMALL CAP FUND
LIBERTY SMALL COMPANY EQUITY FUND      COLUMBIA SMALL COMPANY EQUITY FUND
LIBERTY STRATEGIC EQUITY FUND          COLUMBIA DIVIDEND INCOME FUND*

*On October 13, 2003, the Liberty Strategic Equity Fund changed its name to Columbia Strategic Equity Fund. On October 27, 2003, the Fund changed to its current name.

INVESTMENT GOAL AND POLICIES
Each Prospectus describes the investment goal and investment strategies and risks of each Fund to which it pertains. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Funds. Part 2 contains, among other things, additional information about the following securities and investment techniques that may be utilized by the Funds, unless otherwise noted, subject to any restrictions described in Part 1 of this SAI:

        Custody Receipts and Trust Certificates (the Asset Allocation Fund only) Short-Term Trading
        Small Companies (the Small Cap and Small Company Funds only)
        Common Stock, Preferred Stock and Warrants
        Foreign Securities
        Other Investment Companies
        Money Market Instruments
        Securities Loans
        Forward Commitments
                "When-Issued" Securities (the Large Cap Core, Dividend,
                 International and Small Cap Funds only)
                "Delayed Delivery" Securities (the Large Cap Core,
                 Dividend and Small Cap Funds only)
        Mortgage Dollar Rolls (the Asset Allocation Fund only)
        REITs
        Mortgage-Backed Securities (the Asset Allocation Fund only)
        Non-Agency Mortgage-Backed Securities (the Asset Allocation Fund only) Asset-Backed Securities (the Asset Allocation Fund only)
        Repurchase Agreements
        Reverse Repurchase Agreements
        Options on Securities
        Futures Contracts and Related Options
        Swap Agreements (Swaps, Caps, Collars and Floors)
        Foreign Currency Transactions
        Rule 144A Securities
        Variable and Floating Rate Obligations
        Convertible Securities
        Yankee Obligations
        American, European, Continental and Global Depositary Receipts
                (except that only the Large Cap Core, International, Small Cap and Dividend Funds may invest in GDRs)

Except as indicated below under "Fundamental and Non-Fundamental Investment Policies," the Funds' investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.

                                        c

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES

Fundamental Investment Policies

In addition to each Fund's investment goal as stated in its Prospectuses, the following investment limitations are matters of fundamental policy and may not be changed with respect to a Fund without the affirmative vote of the holders of a majority of its outstanding shares. A "vote of the holders of a majority of the outstanding shares" of a particular Fund means the affirmative vote of the holders of the lesser of (a) more than 50% of the outstanding shares of such Fund, or (b) 67% or more of the shares of such Fund present at a meeting if more than 50% of the outstanding shares of such Fund are represented at the meeting in person or by proxy.

Each of the Asset Allocation Fund, Large Cap Fund, Dividend Fund, Value Fund, Growth Fund, International Fund, Small Cap Fund and Small Company Fund may not:

1. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted by the 1940 Act.

2. Make any investment inconsistent with the Fund's classification as a diversified series of an open-end investment company under the 1940 Act.

3. Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

4.      Make loans except to the extent permitted by the 1940 Act.

5. Underwrite securities of other issuers, except insofar as the Fund technically may be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities.

6. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

7. Purchase or sell commodities or commodity contracts except that the Fund may, to the extent consistent with its investment objective and policies, purchase and sell financial futures contracts and related options and foreign currency forward contracts, futures contracts and related options.

With respect to Investment Limitation No. 1 above, the 1940 Act currently permits a Fund to borrow from any bank, provided that immediately after any such borrowing, there is an asset coverage of at least 300% for all borrowings of the Fund. In addition, a Fund may engage in certain securities trading practices, such as reverse repurchase agreements, that are deemed to be borrowings under the 1940 Act, provided that the Fund maintains in a segregated custodial account liquid assets equal to the repurchase price (including accrued interest). Mortgage dollar rolls and U.S. Treasury rolls entered into by the Asset Allocation Fund that are not accounted for as financings shall not constitute borrowings.

With respect to Investment Limitation No. 2 above, the 1940 Act currently prohibits a diversified Fund from purchasing the securities of any one issuer if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that (a) up to 25% of the value of the Fund's total assets may be invested without regard to these limitations and (b) the Fund may invest in U.S. Government obligations without regard to these limitations.

With respect to Investment Limitation No. 4 above, the 1940 Act currently permits a Fund to lend its portfolio securities against collateral having a value equal at all times to at least 100% of the value of the securities loaned. However, no portfolio securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loaned by the Fund would exceed 33-1/3% of the value of its total assets (including the value of the collateral for the loans) at the time of the loan. In addition, a Fund may engage in certain securities trading practices, such as repurchase agreements, that are deemed to be loans under the 1940 Act.

Non-Fundamental Investment Policies
The following investment limitation with respect to the Funds may be changed by the Board of Trustees without shareholder approval:

8. A Fund may not sell securities short, maintain a short position, or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

                                        d

The following investment limitations with respect to the Asset Allocation Fund, Dividend Fund, Value Fund, Growth Fund, International Fund and Small Company Fund may be changed by the Board of Trustees without shareholder approval:

9. A Fund may not write or sell put options, call options, straddles, spreads or any combination thereof except that (i) each of the Value Fund, Growth Fund, International Fund and Small Company Fund may, to the extent consistent with its investment objective and policies, write covered call options and purchase and sell other options, and (ii) the Asset Allocation Fund and the Dividend Fund may buy and sell options, including without limit buying or writing puts and calls, based on any type of security, index or currency, including options on foreign exchanges and options not traded on exchanges to the extent permitted by its investment objective and policies.

10. A Fund may not purchase securities of companies for the purpose of exercising control.

11. A Fund may not purchase securities of other investment companies except as permitted by the 1940 Act, except that the Dividend Fund may, from time to time, on a temporary basis, invest exclusively in one other investment company similar to the Fund.

The following investment limitation with respect to the Asset Allocation Fund, Dividend Fund, Value Fund, Growth Fund, International Fund and Small Company Fund may be changed by the Board of Trustees without shareholder approval:

12. A Fund may not invest more than 15% of its net assets in illiquid securities.

The following investment limitations with respect to the Large Cap Fund and Small Cap Fund may be changed by the Board of Trustees without shareholder approval:

13. The Funds may not invest more than 15% of their respective net assets in securities subject to restrictions on resale under the Securities Act of 1933 (except for commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain securities which meet the criteria for liquidity as established by the Board of Trustees).

14. Each Fund will limit its investments in other investment companies to not more than 3% of the total outstanding voting stock of any investment company; will invest no more than 5% of its total assets in any one investment company; and will invest no more than 10% of its total assets in investment companies in general. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization or acquisition of assets.

15. The Funds will purchase the securities of other investment companies only in open market transactions involving only customary broker's commissions. It should be noted that investment companies incur certain expenses such as management fees, and therefore any investment by a Fund in shares of another investment company would be subject to such duplicate expenses.

16. Neither Fund may purchase or retain the securities of any issuer if the officers and Trustees of the Trust or the Advisor, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.

17. Neither Fund may purchase or sell interests in oil, gas, or mineral exploration or development programs or leases; except that the Funds may purchase the securities of issuers which invest in or sponsor such programs.

18. Neither Fund may purchase put options on securities, unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions.

19. Neither Fund may write call options on securities, unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. Neither Fund may write call options in excess of 5% of the value of its total assets.

20. Neither Fund will invest more than 15% of the value of its respective net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, and certain securities not determined by the Board of Trustees to be liquid.

21. Neither Fund may invest in companies for the purpose of exercising management or control.

22. Neither Fund may invest more than 5% of its net assets in warrants. No more than 2% of this 5% may be warrants which are not listed on the New York Stock Exchange.

                                        e

With respect to Investment Limitation No. 11 above, the 1940 Act currently prohibits a Fund, subject to certain exceptions, from acquiring the securities of other investment companies if, as a result of such acquisition, (a) the Fund owns more than 3% of the total outstanding voting stock of the investment company; (b) securities issued by any one investment company represent more than 5% of the total assets of the Fund; or (c) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

Each Fund may purchase restricted securities, which are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under the federal securities laws. Certain restricted securities may be considered liquid pursuant to guidelines established by the Board of Trustees. To the extent restricted securities are deemed illiquid, each Fund will limit its purchase, together with other securities considered to be illiquid, to 15% of its net assets.

Each of the Growth Fund and Small Company Fund may purchase put options and call options on securities and securities indices. Neither of these Funds may purchase options unless immediately after any such transaction the aggregate amount of premiums paid for put or call options does not exceed 5% of its total assets.

Each of the Value Fund, Growth Fund, International Fund and Small Company Fund may engage in writing covered call options and may enter into closing purchase transaction with respect to such options. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. The aggregate value of the securities subject to such options written by these Funds may not exceed 25% of the value of such Fund's net assets.

The International Fund may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indexes listed on foreign and domestic stock exchanges.

Each of the Asset Allocation Fund, Large Cap Fund, Dividend Fund and Small Cap Fund may buy and sell options and futures contracts to manage their exposure to changing interest rates, security prices and currency exchange rates. These Funds may invest in options and futures based on any type of security, index, or currency, including options and futures based on foreign exchanges and options not traded on exchanges. These Funds will not hedge more than 20% of their respective total assets (10% of net assets with respect to the Asset Allocation
Fund) by selling futures, buying puts, and writing calls under normal conditions. These Funds will not buy futures or write puts whose underlying value exceeds 20% of their respective total assets (10% of net assets with respect to the Asset Allocation Fund), and will not buy calls with a value exceeding 5% of their respective total assets. These Funds may utilize stock index futures contracts, options, swap agreements, indexed securities, and options on futures contracts for the purposes of managing cash flows into and out of their respective portfolios and potentially reducing transaction costs, subject to the limitation that the value of these futures contracts, swap agreements, indexed securities, and options will not exceed 20% of the Funds' respective total assets (10% of net assets with respect to the Asset Allocation
Fund). These Funds will not purchase put options to the extent that more than 5% of the value of their respective total assets would be invested in premiums on open put option positions. In addition, these Funds do not intend to invest more than 5% of the market value of their respective total assets in each of the following: futures contracts, swap agreements, and indexed securities. When one of these Funds enters into a swap agreement, liquid assets of the Fund equal to the value of the swap agreement will be segregated by that Fund. These Funds may not use stock index futures contracts and options for speculative purposes.

As a means of reducing fluctuations in the net asset value of shares of the Asset Allocation Fund, Large Cap Fund, Dividend Fund and Small Cap Fund, the Funds may attempt to hedge all or a portion of their respective portfolios through the purchase of listed put options on stocks, stock indices and stock index futures contracts. These options will be used as a form of forward pricing to protect portfolio securities against decreases in value resulting from market factors, such as an anticipated increase in interest rates.

The Asset Allocation Fund, Large Cap Fund, Dividend Fund and Small Cap Fund may only: (1) buy listed put options on stock indices and stock index futures contracts; (2) buy listed put options on securities held in their respective portfolios; and (3) sell listed call options either on securities held in their respective portfolios or on securities which they have the right to obtain without payment of further consideration (or have segregated cash in the amount of any such additional consideration). Each of these Funds will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed or expired. Each of these Funds may also enter into stock index futures contracts. A stock index futures contract is a bilateral agreement which obligates the seller to deliver (and the purchaser to take delivery of) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of trading of the contract and the price at which the agreement is originally made. There is no physical delivery of the stocks constituting the index, and no price is paid upon entering into a futures contract.

None of the Asset Allocation Fund, Large Cap Fund, Dividend Fund and Small Cap Fund will enter into futures contracts if, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of its total assets. Further, these Funds will enter into stock index futures contracts only for bona fide hedging purposes or such other purposes permitted under Part 4 of the regulations promulgated by the Commodity Futures Trading Commission. Also, these Funds may not enter into stock index futures contracts and options to the extent that the value

                                        f
of such contracts would exceed 20% of the Fund's total net assets and may not purchase put options to the extent that more than 5% of the value of (10% of net assets with respect to the Asset Allocation Fund) the Fund's total assets would be invested in premiums on open put option positions.

As one way of managing their exposure to different types of investments, the Asset Allocation Fund, Large Cap Fund, Dividend Fund and Small Cap Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors.

Each Fund may buy and sell securities denominated in currencies other than the U.S. dollar, and may receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, the Funds from time to time may enter into foreign currency exchange transactions to convert the U.S. dollar to foreign currencies, to convert foreign currencies to the U.S. dollar and to convert foreign currencies to other foreign currencies.

Each of the Asset Allocation Fund, Value Fund, Growth Fund, International Fund, Small Cap Fund and Small Company Fund may invest in securities issued by other investment companies which invest in high quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. The International Fund may also purchase shares of investment companies investing primarily in foreign securities, including so-called "country funds." Country funds have portfolios consisting primarily of securities of issuers located in one foreign country. The Funds may invest in other investment companies primarily for the purpose of investing their short-term cash which has not yet been invested in other portfolio instruments. However, from time to time, on a temporary basis, each of the Large Cap Core Fund, Dividend Fund and Small Cap Fund may invest exclusively in one other investment company similar to the respective Fund.

All debt obligations, including convertible bonds, purchased by the Asset Allocation Fund, Dividend Fund, Value Fund, Growth Fund and Small Company Equity Fund are rated investment grade by Moody's (Aaa, Aa, A and Baa) or S&P (AAA, AA, A and BBB), or, if not rated, are determined to be of comparable quality by the Advisor. Debt securities rated Baa by Moody's or BBB by S&P are generally considered to be investment grade securities although they have speculative characteristics and changes in economic conditions or circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated debt obligations.

The International Fund may only purchase debt securities rated A or higher by Moody's or S&P, or if unrated, determined by the Advisor to be of comparable quality. Issuers of commercial paper, bank obligations or repurchase agreements in which the International Fund invests must have, at the time of investment, outstanding debt rated A or higher by Moody's or S&P, or, if they are not rated, the instrument purchased must be determined to be of comparable quality.

The Large Cap Fund and Small Cap Fund may purchase convertible bonds rated Ba or higher by Moody's or BB or higher by S&P or Fitch at the time of investment. Short-term money market instruments purchased by the Large Cap Fund and Small Cap Fund must be rated in one of the top two rating categories by a nationally recognized statistical rating agency, such as Moody's, S&P or Fitch.

Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board of Trustees or the Advisor may determine that it is appropriate for a Fund to continue to hold the obligation if retention is in accordance with the interests of the particular Fund and applicable regulations of the Securities and Exchange Commission ("SEC"). However, each Fund will sell promptly any security that is not rated investment grade by either S&P or Moody's if such securities exceed 5% of the Fund's net assets.

Loans of portfolio securities by the Funds will generally be short-term (except in the case of the Large Cap Fund and Small Cap Fund, which may loan their securities on a long-term or short-term basis or both), will be made only to borrowers deemed by the Advisor to be of good standing and only when, in the Advisor's judgment, the income to be earned from the loan justifies the attendant risks. The Funds currently intend to limit the lending of their portfolio securities so that, at any given time, securities loaned by a Fund represent not more than one-third of the value of its total assets.

Each Fund will invest no more than 10% of its net assets in REITs.

Except as stated otherwise, if a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of a Fund's portfolio securities generally will not constitute a violation of the limitation. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity. With respect to borrowings, if a Fund's asset coverage at any time falls below that required by the 1940 Act, the Fund will reduce the amount of its borrowings in the manner required by the 1940 Act to the extent necessary to satisfy the asset coverage requirement.

                                        g

Each Fund may follow non-fundamental operating policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectuses and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act.

Asset Allocation Fund
The Asset Allocation Fund may invest up to 25% of its net assets in foreign securities. Such foreign investments may be made directly, by purchasing securities issued or guaranteed by foreign corporations, banks or governments (or their political subdivisions or instrumentalities) or by supranational banks or other organizations, or indirectly, by purchasing American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") (EDRs are also known as Continental Depositary Receipts ("CDRs")). Examples of supranational banks include the International Bank for Reconstruction and Development ("World Bank"), the Asian Development Bank and the InterAmerican Development Bank. Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance that those commitments will be undertaken or met in the future. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI. The Fund may also invest in dollar-denominated high quality debt obligations of U.S. corporations issued outside the United States. The Fund may also buy and sell options and futures contracts, utilize stock index futures contracts, options, swap agreements, indexed securities and options or futures contracts, purchase asset-backed and mortgage-backed securities and enter into foreign currency exchange contracts.

Growth Fund
Under normal circumstances, the Growth Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broadly diversified portfolio of equity securities, primarily common stocks and securities that can be converted into common stocks. Convertible securities purchased by the Growth Fund may include both debt securities and preferred stock. By investing in convertible securities, the Fund will seek the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible. See "Convertible Securities" in
Part 2 of this SAI. The Fund may also invest in common stock warrants.

The Fund may invest up to 20% of its total assets in foreign securities, either directly or indirectly through the purchase of ADRs, EDRs and CDRs. In addition, the Fund may invest in securities issued by foreign branches of U.S. banks and foreign banks. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI. The Fund may also purchase put options and call options and write covered call options. See "Options on Securities" in Part 2 of this SAI.

Value Fund
Under normal circumstances, the Value Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stock, preferred stock (including convertible preferred stock) and debt securities convertible into common stock, mainly those that the Advisor believes to be undervalued. Debt securities convertible into common stock are purchased primarily during periods of relative market instability and are acquired principally for income with the potential for appreciation being a secondary consideration. See "Convertible Securities" in Part 2 of this SAI.

The Fund may also invest up to 20% of its total assets in foreign securities, either directly or indirectly through ADRs, EDRs and CDRs. In addition, the Fund may invest in securities issued by foreign branches of U.S. banks and foreign banks. See "Foreign Securities" and

"American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI. The Fund may also write covered call options. See "Options on Securities" in Part 2 of this SAI.

Large Cap Fund
Under normal market conditions, the Large Cap Fund will invest at least 80% of its total assets in common stocks, preferred stocks, common stock warrants and securities convertible into common stock. The Fund may purchase convertible securities, including convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. See "Convertible Securities" in
Part 2 of this SAI. The Fund may also buy and sell options and futures contracts and utilize stock index futures contracts, options, swap agreements, indexed securities, and options on futures contracts. See "Options on Securities" and "Futures Contracts and Related Options" in Part 2 of this SAI.

The Fund may invest up to 20% of its total assets in securities of foreign issuers which are freely traded on United States securities exchanges or in the over-the-counter market in the form of ADRs, EDRs, CDRs and Global Depositary Receipts ("GDRs"). Securities of a foreign issuer may present greater risks in the form of nationalization, confiscation, domestic marketability, or other national or international restrictions. As a matter of practice, the Fund will not invest in the securities of foreign issuers if any such risk appears to the Advisor to be substantial. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI.

                                        h

International Fund
The Fund may invest in securities of issuers located in a variety of different foreign regions and countries, including, but not limited to, Australia, Austria, Belgium, Brazil, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Luxembourg, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, Thailand and the United Kingdom.

The Fund invests in common stock and may invest in other securities with equity characteristics, consisting of trust or limited partnership interests, preferred stock, rights and warrants. The Fund may also invest in convertible securities, consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. See "Convertible Securities" in Part 2 of this SAI. The Fund invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets, and may invest in unlisted securities.

Securities issued in certain countries are currently accessible to the Fund only through investment in other investment companies that are specifically authorized to invest in such securities. The limitations on the Fund's investment in other investment companies are described below.

Subject to applicable securities regulations, the Fund may, for the purpose of hedging its portfolio, purchase and write covered call options on specific portfolio securities and may purchase and write put and call options on foreign stock indexes listed on foreign and domestic stock exchanges. In addition, the Fund may invest up to 100% of its total assets in securities of foreign issuers in the form of ADRs, EDRs, CDRs or GDRs as described under "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI. Furthermore, the Fund may purchase and sell securities on a when-issued basis.

Small Cap Fund
Under normal circumstances, the Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies that have market capitalizations similar in size to those companies in the Russell 2000 Index.. In addition to common stocks, the Small Cap Fund may purchase convertible securities, including convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. See "Convertible Securities" in
Part 2 of this SAI. The Fund may also buy and sell options and futures contracts and utilize stock index futures contracts, options, swap agreements, indexed securities, and options on futures contracts. See "Options on Securities" and "Futures Contracts and Related Options" in Part 2 of this SAI.

The Fund may invest up to 20% of its total assets in securities of foreign issuers which are freely traded on U.S. securities exchanges or in the over-the-counter market in the form of ADRs, EDRs, CDRs and GDRs. Securities of a foreign issuer may present greater risks in the form of nationalization, confiscation, domestic marketability, or other national or international restrictions. As a matter of practice, the Fund will not invest in the securities of a foreign issuer if any such risk appears to the Advisor to be substantial. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI.

Small Company Fund
In addition to common stocks, the Small Company Fund may invest in preferred stock, securities convertible into common stock, rights and warrants. Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in stocks of companies that have market capitalizations similar in size to those companies in the Russell 2000 Growth Index. The Fund may invest up to 20% of its total assets in foreign securities, either directly or indirectly through ADRs, EDRs and CDRs. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI.

The Fund may purchase put options and call options and write covered call options as a hedge against changes resulting from market conditions and in the value of the securities held in the Fund or which it intends to purchase and where the transactions are economically appropriate for the reduction of risks inherent in the ongoing management of the Fund. See "Options on Securities" in
Part 2 of this SAI.

Dividend Fund
Under normal circumstances, the Dividend Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of income-producing (dividend-paying) equity securities, which will consist primarily of common stocks but may also include preferred stocks and convertible securities. The Fund may invest up to 20% of its net asset in debt securities, including lower-quality debt securities. . The Fund may invest up to 20% of its total assets in foreign securities, either directly or indirectly through ADRs, EDRs, CDRs and GDRs. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI. The Fund may also buy and sell options and futures contracts and utilize stock index futures contracts, options, swap agreements, indexed securities and options on futures contracts. See "Options on Securities" and "Futures Contracts and Related Options" in Part 2 of this SAI.

PORTFOLIO TURNOVER
Portfolio turnover is included in the Prospectuses under "Financial Highlights." Each Fund may sell a portfolio investment soon after its acquisition if the Advisor believes that such a disposition is consistent with the Fund's investment goal. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. High portfolio turnover may cause the Funds to realize capital gains which, if realized and distributed by the Funds, may be taxable to shareholders as ordinary income. High portfolio turnover may result in correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds.

For the Value Fund, during the fiscal year ending September 30, 2003, the turnover decreased from 99% in the prior year to 50%. Part of the decrease was because of a change in the fiscal year end, resulting in a shortened measurement period. The remainder of the decline was due to a combination of 1) the portfolio being well positioned during the end of 2002 and the first part of 2003 and requiring little change, and 2) some enhancements to the investment process that incorporate an increased focus on risk which has the effect of at times of lowering turnover. We expect that prospectively turnover will generally range between 80% and 100%.

For the Growth Fund, during the fiscal year ending September 30, 2003, the Growth Fund experienced a higher rate of portfolio turnover than during the previous fiscal year. This was due largely to the repositioning of the Growth Fund during the fiscal year ending September 30, 2003. The manager sold stocks of companies with lower projected growth rates and lower price/earnings ratios. Those securities were replaced with stocks of higher growth companies that the manager expects will benefit over the long-term from the improving economic environment.

FUND CHARGES AND EXPENSES
Prior to November 1, 2003, the Advisor was entitled to receive advisory fees, computed daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of each Fund other than the International Fund. Effective November 1, 2003, the Board of Trustees approved a new management fee structure for the Funds, excluding the International Fund and Small Company Fund, as follows: 0.75% of the first $500 million of average daily net assets, plus 0.70% of the next $500 million of average daily net assets, plus 0.65% of the next $500 million of average daily net assets, plus 0.60% of the next $500 million of average daily net assets, plus 0.55% of average daily net assets in excess of $2 billion. Effective November 1, 2003, the new management fee structure for the Small Company Fund is as follows: 0.75% of the first $500 million of average daily net assets, plus 0.70% of the next $500 million of average daily net assets, plus 0.65% of average daily net assets in excess of $1 billion. With respect to the International Fund, the Advisor is entitled to receive advisory fees, computed daily and paid monthly, at the annual rate of 1.15% of the first $50 million of the Fund's average daily net assets, plus 0.95% of the next $50 million of such assets, plus 0.85% of net assets in excess of $100 million. Prior to November 1, 2003, the Funds, other than the International Fund, had been advised by the Advisor that, effective August 1, 2001, it intended to waive advisory fees payable by the Funds so that advisory fees payable by the Funds were as follows: 0.75% of the first $500 million of average daily net assets, plus 0.70% of the next $500 million of average daily net assets, plus 0.65% of the next $500 million of average daily net assets, plus 0.60% of the next $500 million of average daily net assets, plus 0.55% of average daily net assets in excess of $2 billion. Effective November 1, 2003, the Advisor no longer intends to waive its advisory fees payable to it by the Funds, excluding the International Fund. For the International Fund, the Advisor has agreed to waive fees in the amount of 0.25% annually of the average daily net assets for one year from the date of acquisition of the Galaxy International Equity Fund.

Oechsle International Advisors, LLC ("Oechsle"), a Delaware limited liability company with principal offices at One International Place, Boston, Massachusetts 02110, served as the sub-advisor to the International Fund until August 10, 2002. For the services provided and the expenses assumed pursuant to the sub-advisory agreement between the Advisor and Oechsle, the Advisor paid a fee to Oechsle, computed daily and paid quarterly, at the annual rate of 0.40% of the first $50 million of the International Fund's average daily net assets, plus 0.35% of average daily net assets in excess of $50 million. The member manager of Oechsle is Oechsle Group, LLC. FleetBoston Financial Corporation owns approximately a 35% non-voting interest in Oechsle.

Under each Fund's administration agreement, the Fund pays the Advisor a monthly fee at the annual rate of 0.0678% of the average daily net assets of the Fund. Prior to November 26, 2002, the administration agreement was computed daily and paid monthly at the annual rate of 0.09% of the first $2.5 billion of the combined average daily net assets of the Funds and the other funds offered by Galaxy, 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets, 0.0525% of the next $9 billion of combined average daily net assets and 0.05% of combined average daily net assets in excess of $30 billion.

The Advisor is responsible for providing accounting and bookkeeping services to the Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (outsourcing agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the outsourcing agreement.

                                        j

Under its pricing and bookkeeping agreement with the Funds, the Advisor receives from the Funds an annual fee based on the average daily net assets of each Fund as follows: $25,000 under $50 million; $35,000 of $50 million but less than $200 million; $50,000 of $200 million but less than $500 million; $85,000 of $500 million but less than $1 billion and $125,000 in excess of $1 billion. The annual fees for a Fund with more than 25% in non-domestic assets will be 150% of the annual fees described above. In addition to the above-referenced fees, each Fund pays an additional $10,000 per annum. Notwithstanding the above, for each of the Funds, the Advisor waives fees payable to it under the agreement by $500 per month.

Under the shareholders' servicing and transfer agency fee arrangement between CFS and the Funds, each Fund pays the following fees:

        An annual open account fee of $28 per open account plus a Fund's allocated share of reimbursement for the out-of-pocket expenses of CFS.

Prior to November 1, 2003, the Fund paid a shareholders' servicing and transfer agency fee to CFS as follows:

    .   A new account set up charge of $5.00 per account; plus

    . An account maintenance fee for each open non-networked account of $14.00 per annum and for each networked account in the amount of $100,000 accounts or less of $11.00 per annum and each networked account in the amount of over $100,000 accounts of $8.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

    . An account fee for each closed account in the amount of $100,000 or less of $14.00 per annum and each closed account in the amount of 1over $100,000 of $11.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

    . The Fund's allocated share of CFS' out-of-pocket expenses reasonably incurred by CFS in performing its duties and responsibilities pursuant to this arrangement.

There is a minimum annual fee per Fund of $5,000.

PFPC Inc. ("PFPC") (formerly known as First Data Investor Services Group, Inc.), located at 4400 Computer Drive, Westborough, Massachusetts 01581-5108, served as the administrator (until July 2002) and transfer and dividend disbursing agent (until July 2002) for the Predecessor Funds. PFPC also provided pricing and bookkeeping services to the Predecessor Funds (until July 2002) and continued to provide certain of these pricing and bookkeeping services until November 2002. PFPC is an indirect majority-owned subsidiary of PNC Bank Corp. During the last three fiscal years, no administration fees were waived by PFPC.

                                        k

Recent Fees Paid to the Advisor, PFPC and Other Service Providers (dollars in thousands)
The following tables present recent fees paid to the Advisor, PFPC and other service providers by the relevant Predecessor Funds.

                              ASSET ALLOCATION FUND


                                                             Eleven months
                                              Year ended         ended       Years ended October 31,
                                             September 30,   September 30,   ------------------------
                                                 2004           2003(a)         2002          2001
                                             -------------   -------------   ----------    ----------
Advisory fee                                                    $    3,366   $    4,135    $    5,223
Administration fee                                                     301          362           460
Bookkeeping fee                                                        138          115           126
Shareholder service and transfer agent fee                           1,235        1,111         1,142
 12b-1 fees:
  Service fee (A Shares)(b)                                              1            0             0
  Service fee (B Shares)(c)                                              2            1             1
  Service fee (C Shares)                                                (d)          (e)           (e)
  Service fee (G Shares)(f)                                            180          277           301
  Service fee (T Shares)(g)                                            507          723            42
  Distribution fee (A Shares)(b)                                         0           (d)           (d)
  Distribution fee (B Shares)(c)                                         7            3             3
  Distribution fee (C Shares)                                            1           (e)           (e)
  Distribution fee (G Shares)(f)                                       394          613           662
Fees and expenses waived or
 reimbursed by the Advisor                                             (36)         (33)          (18)
Fees waived by CFD (Class G)                                             0          (23)           (7)
Fees waived by CFS                                                       0          (20)          (26)


(a) The Asset Allocation Fund changed its fiscal year end from October 31 to September 30 in 2003.
(b) On November 18, 2002, the Galaxy Asset Allocation Fund, Prime A shares were redesignated Class A shares.
(c) On November 18, 2002, the Galaxy Asset Allocation Fund, Prime B shares were redesignated Class B shares.
(d)     Rounds to less than one.
(e)     Class C shares were initially offered on November 18, 2002.
(f) On November 18, 2002, the Galaxy Asset Allocation Fund, Retail B shares were redesignated Class G shares.
(g) On November 18, 2002, the Galaxy Asset Allocation Fund, Retail A shares were redesignated Class T shares.

                                   GROWTH FUND


                                                             Eleven months
                                              Year ended         ended       Years ended October 31,
                                             September 30,   September 30,   ------------------------
                                                 2004           2003(a)         2002          2001
                                             -------------   -------------   ----------    ----------
Advisory fee                                                    $    6,438   $    9,319    $   11,772
Administration fee                                                     575          816         1,047
Bookkeeping fee                                                         87          132           140
Shareholder service and transfer agent fee                           1,942          872         1,214
 12b-1 fees:
  Service fee (A Shares)(b)                                              1            0             0
  Service fee (B Shares)(c)                                              1          684           930
  Service fee (C Shares)                                               502          (d)           (d)
  Service fee (G Shares)(e)                                            166          252           319
  Service fee (T Shares)(f)                                            622            0             0
  Distribution fee (A Shares)(b)                                         0            1             2
  Distribution fee (B Shares)(c)                                         4            2             3
  Distribution fee (C Shares)                                            2           (d)           (d)
  Distribution fee (G Shares)(e)                                       359          558           726
Fees and expenses waived or reimbursed by
 the Advisor                                                          (200)        (541)         (160)
Fees waived by CFD (Class G)                                             0          (26)          (10)
Fees waived by CFS                                                       0          (90)          (47)


                                        l

(a) The Equity Growth Fund changed its fiscal year end from October 31 to September 30 in 2003.
(b) On November 18, 2002, the Galaxy Equity Growth Fund, Prime A shares were redesignated Class A shares.
(c) On November 18, 2002, the Galaxy Equity Growth Fund, Prime B shares were redesignated Class B shares.
(d)     Class C shares were initially offered on November 18, 2002.
(e) On November 18, 2002, the Galaxy Equity Growth Fund, Retail B shares were redesignated Class G shares.
(f) On November 18, 2002, the Galaxy Equity Growth Fund, Retail A shares were redesignated Class T shares.
(g)     Rounds to less than one.

                                   VALUE FUND


                                                             Eleven months
                                              Year ended         ended       Years ended October 31,
                                             September 30,   September 30,   ------------------------
                                                 2004           2003(a)         2002          2001
                                             -------------   -------------   ----------    ----------
Advisory fee                                                     $   2,267   $    2,892    $    2,974
Administration fee                                                     202          253           260
Bookkeeping fee                                                         53           64            64
Shareholder service and transfer agent fee                             675          481           586
 12b-1 fees:
  Service fee (A Shares)                                                 1           (b)           (b)
  Service fee (B Shares)                                                (g)          (c)           (c)
  Service fee (C Shares)                                                (g)          (d)           (d)
  Service fee (G Shares) (e)                                            41           71            80
  Service fee (T Shares)(f)                                            329            0             0
  Distribution fee (B Shares)                                            1           (c)           (c)
  Distribution fee (C Shares)                                           (g)          (d)           (d)
  Distribution fee (G Shares)(e)                                        89          160           188
Fees and expenses waived or reimbursed
 by the Advisor                                                          0           (6)           (7)
Fees waived by CFD (Class G)                                             0            0            (4)
Fees waived by CFS                                                     (59)           0            (8)


(a) The Value Fund changed its fiscal year end from October 31 to September 30 in 2003.
(b)     Class A shares were initially offered on November 25, 2002.
(c)     Class B shares were initially offered on November 25, 2002.
(d)     Class C shares were initially offered on November 25, 2002.
(e) On November 25, 2002, the Galaxy Equity Value Fund, Retail B shares were redesignated Class G shares.
(f) On November 25, 2002, the Galaxy Equity Value Fund, Retail A shares were redesignated Class T shares.
(g)     Rounds to less than one.

                                 LARGE CAP FUND


                                                             Eleven months
                                              Year ended         ended       Years ended October 31,
                                             September 30,   September 30,   ------------------------
                                                 2004           2003(a)         2002          2001
                                             -------------   -------------   ----------    ----------
Advisory fee                                                         3,311   $    5,470    $    7,004
Advisory fee waiver                                                      -          115            41
Administration fee                                                     297          479           619
Bookkeeping fee
Shareholder service and transfer agent fee                              13          667           634
 12b-1 fees:
  Distribution fee (Class A )                                          N/A           (g)           (g)
  Distribution fee (Class B)                                             4            1             1
  Distribution fee (Class G)                                           208          290           369
  Distribution fee (Class C )                                            1          N/A           N/A
  Service fee (Class B)                                                  1           (g)           (g)
  Service fee (Class G) **                                              95          130           168
  Service fee (Class C) **                                              (g)         N/A           N/A
  Service fee (Class T) **                                             484          N/A           N/A
Fees waived by CFS                                                       0            0           (29)


                                        m

(a) The Fund changed its fiscal year end from October 31 to September 30 in 2003.
(b) On November 18, 2002, the Galaxy Large Cap Core Fund, Prime A shares were redesignated Class A shares.
(c) On November 18, 2002, the Galaxy Large Cap Core Fund, Prime B shares were redesignated Class B shares.
(d)     Class C shares were initially offered on November 18, 2002.
(e) On November 18, 2002, the Galaxy Large Cap Core Fund, Retail B shares were redesignated Class G shares.
(f) On November 18, 2002, the Galaxy Large Cap Core Fund, Retail A shares were redesignated Class T shares.
(g)     Rounds to less than one.


                               INTERNATIONAL FUND


                                                             Eleven months
                                              Year ended         ended       Years ended October 31,
                                             September 30,   September 30,   ------------------------
                                                 2004            2003           2002          2001
                                             -------------   -------------   ----------    ----------
Advisory fee                                                     $   3,241   $    4,760   $     4,985
Advisory fee waiver                                                    900        1,341         1,994
Expense reimbursement by the Advisor                                   N/A            0             0
Sub-advisory fee                                                       N/A        1,551         2,816
Administration fee                                                     241         3523           524
Bookkeeping fee
Shareholder service fee *                                               (g)         152           175
 12b-1 fees:
  Distribution fee (Prime A Shares)                                    N/A           (g)           (g)
  Distribution fee (Class B/Prime B Shares)                            (g)            2             3
  Distribution fee (Class G/Retail B Shares)                            28           42            47
  Distribution fee (Class C Shares)                                     (g)         N/A           N/A
  Service fee (Class B/Prime B Shares)                                  (g)          (g)           (g)
  Service fee (Class C)                                                 (g)
  Service fee (Class T)                                                108
  Service fee (Class G/Retail B Shares) **                              13           19            16
Fees waived by CFD (Class G)                                             0          (16)           (5)
Fees waived by CFS                                                     (50)         (70)          (39)


(a) The International Fund changed its fiscal year end from October 31 to September 30 in 2003.
(b) On November 18, 2002, the Galaxy International Equity Fund, Prime A shares were redesignated Class A shares.
(c) On November 18, 2002, the Galaxy International Equity Fund, Prime B shares were redesignated Class B shares.
(d)     Class C shares were initially offered on November 18, 2002.
(e) On November 18, 2002, the Galaxy International Equity Fund, Retail B shares were redesignated Class G shares.
(f) On November 18, 2002, the Galaxy International Equity Fund, Retail A shares were redesignated Class T shares.
(g)     Rounds to less than one.

                                        n

                                 SMALL CAP FUND


                                                             Eleven months
                                              Year ended         ended       Years ended October 31,
                                             September 30,   September 30,   ------------------------
                                                 2004           2003(a)         2002          2001
                                             -------------   -------------   ----------    ----------
Advisory fee                                                     $   5,236   $    4,741    $    3,725
Administration fee                                                     468          415           328
Bookkeeping fee                                                         87          105            88
Shareholder service and transfer agent fee                             731          316           276
 12b-1 fees:
  Service fee (A shares)(b)                                             38            0             0
  Service fee (B shares)(c)                                              8           (g)           (g)
  Service fee (C shares)                                                 6           (d)           (d)
  Service fee (G shares)(e)                                             26           24            11
  Service fee (T shares)(f)                                            319
  Distribution fee (A Shares)(b)                                         0           (g)           (g)
  Distribution fee (B Shares)(c)                                        23            2             2
  Distribution fee (C shares)                                           19           (d)           (d)
  Distribution fee (G Shares)(e)                                        57           54            25
Fees and expenses waived or reimbursed
 by the Advisor                                                       (121)         (66)          (13)
Fees waived by CFD (Class G)                                             0            0             0
Fees waived by CFS                                                       0            0             0


(a) The Small Cap Fund changed its fiscal year end from October 31 to September 30 in 2003.
(b) On November 18, 2002, the Galaxy Small Cap Value Fund, Prime A shares were redesignated Class A shares.
(c) On November 18, 2002, the Galaxy Small Cap Value Fund, Prime B shares were redesignated Class B shares.
(d)     Class C shares were initially offered on November 18, 2002.
(e) On November 18, 2002, the Galaxy Small Cap Value Fund, Retail B shares were redesignated Class G shares.
(f) On November 18, 2002, the Galaxy Small Cap Value Fund, Retail A shares were redesignated Class T shares.
(g)     Rounds to less than one.

                               SMALL COMPANY FUND


                                                             Eleven months
                                              Year ended         ended       Years ended October 31,
                                             September 30,   September 30,   ------------------------
                                                 2004           2003(a)         2002          2001
                                             -------------   -------------   ----------    ----------
Advisory fee                                                     $   2,185   $    2,956    $    3,665
Administration fee                                                     195          257           323
Bookkeeping fee                                                         54           70        88,332
Shareholder service and transfer agent fee                             789          201           259
 12b-1 fees:
  Service fee (A shares)(b)                                             (c)          (d)           (d)
  Service fee (B shares)(f)                                             (c)          (e)           (e)
  Service fee (C shares)(g)                                             (c)           0             0
  Service fee (G shares)(h)                                             22           41            51
  Service fee (T shares)(i)                                            156            0             0
  Distribution fee (A shares)(b)                                         0           (d)           (d)
  Distribution fee (B shares)(f)                                        (c)          (e)           (e)
  Distribution fee (C shares)(g)                                        (c)           0             0
  Distribution fee (G shares)(h)                                        48           91           113
Fees and expenses waived or reimbursed
 by the Advisor                                                          0          (58)           (7)
Fees waived by CFD (G shares)                                            0           (3)            0
Fees waived by CFS                                                     (26)         (22)            0


                                        o

(a) The Small Company Fund changed its fiscal year end from October 31 to September 30 in 2003.
(b) On November 18, 2002, the Galaxy Small Company Equity Fund, Prime A shares were redesignated Class A shares.
(c)     Rounds to less than one.
(d)     Prime A shares were not offered during the period.
(e)     Prime B shares were not offered during the period.
(f) On November 18, 2002, the Galaxy Small Company Equity Fund, Prime B shares were redesignated Class B shares.
(g)     Class C shares were initially offered on November 18, 2002.
(h) On November 18, 2002, the Galaxy Small Company Equity Fund, Retail B shares were redesignated Class G shares.
(i) On November 18, 2002, the Galaxy Small Company Equity Fund l Retail A shares were redesignated Class T shares.

                                  DIVIDEND FUND


                                                             Eleven months
                                              Year ended         ended       Years ended October 31,
                                             September 30,   September 30,   ------------------------
                                                 2004           2003(a)         2002          2001
                                             -------------   -------------   ----------    ----------
Advisory fee                                                     $   1,227   $      381    $      643
Advisory fee waiver                                                     (4)        (102)         (234)
Bookkeeping Fee                                                         41           40             0
Administration fee                                                     109           33            77
Shareholder service and transfer agent fee                             N/A           24            20
 12b-1 fees:
  Distribution fee (Class A Shares)                                      0           (d)           (d)
  Distribution fee (Class B Shares)                                      2           (d)           (d)
  Distribution fee (Class C Shares)                                     (e)          (d)           (d)
  Distribution fee (Class G Shares)(c)                                  61           16            12
  Service fee (Class B Shares)                                          (e)          (d)           (d)
  Service fee (Class C Shares)                                          (e)          (d)           (d)
  Service fee (Class T Shares)(b)                                      246          N/A           N/A
  Service fee (Class G Shares)(c)                                       28            7             5
Fees waived by CFD (G Shares)                                            0           (e)           (e)
Fees waived by CFS                                                      (e)          (4)           (6)


(a) The Fund changed its fiscal year end from October 31 to September 30 in 2003.
(b) On November 25, 2002, the Fund's Retail A shares were redesignated Class T shares.
(c) On November 25, 2002, the Fund's Retail B shares were redesignated Class G shares.
(d)     Classes A, B and C shares were initially offered on November 25, 2002.
(e)     Rounds to less than one.

Fleet Bank, an affiliate of FleetBoston Financial Corporation, was paid a fee for Sub-Account Services performed with respect to Trust Shares of the Predecessor Funds held by defined contribution plans. Pursuant to an agreement between Fleet Bank and PFPC, Fleet Bank was paid $21.00 per year for each defined contribution plan participant account. For the fiscal year ended October 31, 2002, Fleet Bank received $2,555,258 for Sub-Account Services. PFPC bore this expense directly, and shareholders of Trust Shares of the Predecessor Funds bore this expense indirectly through fees paid to PFPC for transfer agency services.


Brokerage Commissions (dollars in thousands)
For the fiscal year ended September 30, 2004, the eleven months ended September 30, 2003 and the fiscal years ended October 31, 2002 and 2001, the Funds paid brokerage commissions as shown in the table below. During the eleven months ended September 30, 2003 and the fiscal years ended October 31, 2002, 2001 and 2000, certain Funds effected a portion of their portfolio transactions through Quick & Reilly Institutional Trading ("Quick & Reilly"), a division of Fleet Securities, Inc., which is an affiliate of the Advisor, and Robertson Stephens Inc. ("Robertson Stephens"), also an affiliate of the Advisor. The table below discloses (1) the aggregate amount of commissions paid to Quick & Reilly and Robertson Stephens by the Funds during the eleven months ended September 30, 2003 and the fiscal years ended October 31, 2002 and 2001, (2) the percentage of each Fund's aggregate brokerage commissions for the eleven months ended September 30, 2003 and the fiscal years ended October 31, 2002, 2001 and 2000, that was paid to Quick & Reilly and Robertson Stephens, and (3) the percentage of each Fund's aggregate dollar amount of transactions that involved payment of commissions that was effected through Quick & Reilly and Robertson Stephens during the eleven months ended September 30, 2003 and the fiscal years ended October 31, 2002, 2001 and 2000. In addition, the table below discloses the


                                        p
soft dollar commissions paid by the Funds during the eleven months ended September 30, 2003 and the fiscal year ended October 31, 2002, 2001 and 2000.

                              ASSET ALLOCATION FUND


                                                                       Eleven months
                                                        Year ended         ended       Years ended October 31,
                                                       September 30,   September 30,   -----------------------
                                                           2004           2003(a)         2002         2001
                                                       -------------   -------------   ----------   ----------
          Total commissions                                                $   1,013   $      438   $      149
          Soft dollar commissions                                                 18          100            6
          Aggregate commissions to Quick &
           Reilly and Robertson Stephens                                           0            0           69
          % of aggregate commissions to Quick &
           Reilly and Robertson Stephens                                        0.00%        0.00%       46.55%
          % of aggregate commission transactions
           effected through Quick & Reilly
           and Robertson Stephens                                               0.00%        0.00%       54.72%


(a) The Asset Allocation Fund changed its fiscal year end from October 31 to September 30 in 2003.

                                   GROWTH FUND


                                                                       Eleven months
                                                        Year ended         ended       Years ended October 31,
                                                       September 30,   September 30,   -----------------------
                                                           2004           2003(a)         2002          2001
                                                       -------------   -------------   ----------    ---------
          Total commissions                                               $      902   $    1,925    $   1,817
          Soft dollar commissions                                                 73          123          182
          Aggregate commissions to Quick & Reilly
           and Robertson Stephens                                                  0            0           37
          % of aggregate commissions to Quick &
           Reilly and Robertson Stephens                                        0.00%        0.00%        2.02%
          % of aggregate commission transactions
           effected through Quick & Reilly and
           Robertson Stephens                                                   0.00%        0.00%        2.15%


(a) The Growth Fund changed its fiscal year end from October 31 to September 30 in 2003.

                                   VALUE FUND


                                                                       Eleven months
                                                        Year ended         ended       Years ended October 31,
                                                       September 30,   September 30,   -----------------------
                                                           2004           2003(a)         2002          2001
                                                       -------------   -------------   ----------    ---------
          Total commissions                                               $      264    $   1,515    $   1,432
          Soft dollar commissions                                                 20          405          195
          Aggregate commissions to Quick & Reilly
           and Robertson Stephens                                                  0            0          700
          % of aggregate commissions to Quick &
           Reilly and Robertson Stephens                                        0.00%        0.00%       48.90%
          % of aggregate commission transactions
           effected through Quick & Reilly and
           Robertson Stephens                                                   0.00%        0.00%       62.41%
          Aggregate commissions to Fleet
           Securities, Inc.                                                       19          N/A          N/A
          % of aggregate commissions to Fleet
           Securities, Inc.                                                     7.26%         N/A          N/A
          % of aggregate commission transactions
           effected through Fleet Securities, Inc.                             13.67%         N/A          N/A


                                        q

(a) The Value Fund changed its fiscal year end from October 31 to September 30 in 2003.

                                 LARGE CAP FUND


                                                                       Eleven months
                                                        Year ended         ended       Years ended October 31,
                                                       September 30,   September 30,   -----------------------
                                                           2004           2003(a)         2002          2001
                                                       -------------   -------------   ----------    ---------
          Total commissions                                               $      948   $      609    $     749
          Soft dollar commissions                                                105           25           96
          Aggregate commissions to Quick & Reilly
           and Robertson Stephens                                                  0            0          102
          % of aggregate commissions to Quick &
           Reilly and Robertson Stephens                                           0%        0.00%       13.66%
          % of aggregate commission transactions
           effected through Quick & Reilly and
           Robertson Stephens                                                      0%        0.00%       22.14%
          Aggregate commissions to Fleet Securities                       $      281          N/a          N/a
          % of aggregate commissions to Fleet
           Securities                                                           6.38%         N/a          N/a


(a) The Fund changed its fiscal year end from October 31 to September 30 in 2003.

                               INTERNATIONAL FUND


                                                                       Eleven months
                                                        Year ended         ended       Years ended October 31,
                                                       September 30,   September 30,   -----------------------
                                                           2004           2003(a)         2002          2001
                                                       -------------   -------------   ----------    ---------
          Total commissions                                               $    1,579   $        0    $   1,516
          Soft dollar commissions                                                267            0           17
          Aggregate commissions to Quick & Reilly
           and Robertson Stephens                                                N/A          N/A          N/A
          % of aggregate commissions to Quick &
           Reilly and Robertson Stephens                                         N/A          N/A          N/A
          % of aggregate commission transactions
           effected through Quick & Reilly and
           Robertson Stephens                                                    N/A          N/A          N/A


(a) The Fund changed its fiscal year end from October 31 to September 30 in 2003.

                                 SMALL CAP FUND


                                                                         Eleven months
                                                          Year ended         ended       Years ended October 31,
                                                         September 30,   September 30,   ------------------------
                                                             2004           2003(a)         2002          2001
                                                         -------------   -------------   -----------    ---------
          Total commissions                                              $   1,246,500   $ 1,209,263    $ 740,498
          Soft dollar commissions                                                    0             0       38,842
          Aggregate commissions to Quick & Reilly and
           Robertson Stephens                                                        0             0       18,250
          % of aggregate commissions to Quick & Reilly
           and Robertson Stephens                                                 0.00%         0.00%        2.46%
          % of aggregate commission transactions
           effected through Quick & Reilly and
           Robertson Stephens                                                     0.00%         0.00%        2.06%


                                        r

(a) The Small Cap Fund changed its fiscal year end from October 31 to September 30 in 2003.

                               SMALL COMPANY FUND


                                                                         Eleven months
                                                          Year ended         ended       Years ended October 31,
                                                         September 30,   September 30,   -----------------------
                                                             2004           2003(a)         2002          2001
                                                         -------------   -------------   ----------    ---------
          Total commissions                                                  $   2,550    $   1,839    $     956
          Soft dollar commissions                                                    5           12           71
          Aggregate commissions to Quick & Reilly
           and Robertson Stephens                                                    0            0            0
          % of aggregate commissions to Quick &
           Reilly and Robertson Stephens                                          0.00%        0.00%        0.00%
          % of aggregate commission transactions
           effected through Quick & Reilly and
           Robertson Stephens                                                     0.00%        0.00%        0.00%


(a) The Small Company Fund changed its fiscal year end from October 31 to September 30 in 2003.

                                  DIVIDEND FUND


                                                                         Eleven months
                                                          Year ended         ended       Years ended October 31,
                                                         September 30,   September 30,   -----------------------
                                                             2004           2003(a)         2002          2001
                                                         -------------   -------------   ----------    ---------
          Total commissions                                                  $  76,363    $     224    $     362
          Soft dollar commissions                                                  910            2           24
          Aggregate commissions to Quick & Reilly
           and Robertson Stephens                                                    0            0            7
          % of aggregate commissions to Quick &
           Reilly and Robertson Stephens                                             0%        0.00%        0.51%
          % of aggregate commission transactions
           effected through Quick & Reilly and
           Robertson Stephens                                                        0%        0.00%        1.94%
          Aggregate commissions to Fleet Securities                                 21          N/A          N/A
          % of aggregate commissions to Fleet
           Securities                                                             0.29%         N/A          N/A


(a) The Fund changed its fiscal year end from October 31 to September 30 in 2003.


The Trust is required to identify any securities of its "regular brokers or dealers" that the Funds have acquired during their most recent fiscal year. At September 30, 2004, the Funds held securities of their regular brokers or dealers as set forth below:



        Name                      Broker/Dealer                         Value
        ---------------------     ----------------------------------    -----

        Asset Allocation Fund     CitiGroup, Inc.
                                  Goldman Sachs Group
                                  JP Morgan Chase & Co.
                                  Credit Suisse Group
                                  State Street Corp.
                                  Nomura Securities Co. LTD
                                  Investors Financial Services Corp.
                                  Janus Capital Group, Inc.
                                  Jefferies Group, Inc.
                                  Lehman Brothers Holdings, Inc.
                                  Bear Stearns


                                        s

        Name                      Broker/Dealer                         Value
        ------------------        ----------------------------------    -----

        Value Fund                CitiGroup, Inc.
                                  PNC Financial Services Group
                                  Wachovia Corp.
                                  Merrill Lynch & Co., Inc.
                                  LaBrance & Co., Inc.

        Dividend Fund             CitiGroup, Inc.
                                  JP Morgan Chase & Co.
                                  State Street Corp.

        International Fund        Credit Suisse Corp.
                                  Nomura Securities Co. LTD

        Large Cap Fund            CitiGroup, Inc.
                                  JP Morgan Chase & Co.

        Growth Fund               CitiGroup, Inc.
                                  Goldman Sachs Group, Inc.

        Small Company Fund        Investors Financial Services Corp.
                                  Jefferies Group, Inc.



Trustees and Trustees' Fees

Fund Complex consists of the following funds:

The series of Columbia Funds Trust I, the series of Columbia Funds Trust II, the series of Columbia Funds Trust III, the series of Columbia Funds Trust IV, the series of Columbia Funds Trust V, the series of Columbia Funds Trust VI, the series of Columbia Funds Trust VII, the series of Liberty Variable Investment Trust and 98 closed-end or interval management investment company portfolios (the "Liberty Funds").

The series of Columbia Funds Trust VIII, the series of Columbia Funds Trust IX, the series of Columbia Funds Trust XI, the series of SteinRoe Variable Investment Trust and 3 closed-end management investment company portfolios (the "Stein Roe Funds").

Two closed-end management investment company portfolios named Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (the "All-Star Funds").

Columbia Management Multi-Strategy Hedge Fund, LLC.

Columbia Balanced Fund, Inc., Columbia Common Stock Fund, Inc., Columbia Daily Income Company, Columbia Fixed Income Securities Fund, Inc., Columbia Growth Fund, Inc., Columbia High Yield Fund, Inc., Columbia International Stock Fund, Inc., Columbia National Municipal Bond Fund, Inc., Columbia Oregon Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Short Term Bond Fund, Inc., Columbia Small Cap Growth Fund, Inc., Columbia Mid Cap Growth Fund, Inc., Columbia Strategic Investor Fund, Inc., Columbia Technology Fund, Inc. and the series of CMG Fund Trust (the "Columbia Funds").

The series of The Galaxy Funds (the "Galaxy Funds").

The series of Columbia Acorn Trust and the series of Wanger Advisors Trust (the "Acorn Funds" and "WAT Funds," respectively).

The Advisor or its affiliates pay the compensation of all the officers of the funds in the Fund Complex advised by the Advisor, including Trustees who are affiliated with the Advisor. For the fiscal year ended MayJuly 31, 2004 and the calendar year ended December 31, 2003, the Trustees received the following compensation for serving as Trustees:


                                        t

The Advisor or its affiliates pay the compensation of all the officers of the Funds in the Columbia Funds Complex, including Trustees who are affiliated with the Advisor. For the fiscal year ended September 30, 2004, and the calendar year ended December 31, 2004, the Trustees received the following compensation for serving as Trustees:



                                                    Aggregate
                                                Compensation from      Aggregate             Aggregate           Aggregate
                                Pension or          the Asset       Compensation from   Compensation from   Compensation from
                                Retirement       Allocation Fund     the Growth Fund      the Value Fund      the Large Cap
                                 Benefits        for the Fiscal      for the Fiscal       for the Fiscal       Fund for the
                              Accrued as part      Year Ended          Year Ended           Year Ended      Fiscal Year Ended
                                  of Fund        September 30,       September 30,         September 30,       September 30,
Trustee(a)                      Expenses(b)          2004(c)            2004(c)               2004(c)             2004(c)
----------------------        ---------------   -----------------   -----------------   -----------------   -----------------
Douglas A. Hacker                   N/A
Janet Langford Kelly                N/A
Richard W. Lowry                    N/A
Salvatore Macera (d)                N/A
William E. Mayer                    N/A
Charles R. Nelson                   N/A
John J. Neuhauser                   N/A
Patrick J. Simpson                  N/A
Thomas E. Stitzel                   N/A
Thomas C. Theobald (f)              N/A
Anne-Lee Verville (g)               N/A
Richard L. Woolworth                N/A



                                                               Aggregate                Aggregate                Aggregate
                             Aggregate Compensation      Compensation from the    Compensation from the    Compensation from the
                           from the International Fund   Small Cap Fund for the   Small Company Fund for   Dividend Fund for the
                            for the Fiscal Year Ended      Fiscal Year Ended      the Fiscal Year Ended      Fiscal Year Ended
Trustee(a)                    September 30, 2004(c)      September 30, 2004(c)    September 30, 2004(c)    September 30, 2004(c)
-----------------------    ---------------------------   ----------------------   ----------------------   ---------------------
Douglas A. Hacker
Janet Langford Kelly
Richard W. Lowry
Salvatore Macera (d)
William E. Mayer
Charles R. Nelson
John J. Neuhauser
Patrick J. Simpson
Thomas E. Stitzel
Thomas C. Theobald (f)
Anne-Lee Verville (g)
Richard L. Woolworth


                                        u

                            Total Compensation from the Columbia
                           Funds Complex Paid to the Trustees for
                                  the Calendar Year Ended
Trustee(a)                          December 31, 2004(a)
----------------------     --------------------------------------
Douglas A. Hacker
Janet Langford Kelly
Richard W. Lowry
Salvatore Macera (d)
William E. Mayer
Charles R. Nelson
John J. Neuhauser
Patrick J. Simpson
Thomas E. Stitzel
Thomas C. Theobald (f)
Anne-Lee Verville (g)
Richard L. Woolworth



(a) As of December 31, 2004, the Fund Complex consisted of xx open-end and xx closed-end management investment company portfolios. Effective October 8, 2003, Patrick J. Simpson and Richard L. Woolworth, then directors/trustees of the Columbia Funds, were appointed to the board of trustees of the Liberty Funds and Stein Roe Funds. Also effective October 8, 2003, the trustees of the Liberty Funds and the Stein Roe Funds were elected as directors/trustees of the Columbia Funds. A single combined board of trustees/directors now oversees all of the Liberty Funds, Stein Roe Funds and Columbia Funds. The All-Star Funds, Columbia Management Multi-Strategy Hedge Fund, LLC, the Galaxy Funds, the Acorn Funds and the WAT Funds each have separate boards of trustees/directors.
(b) The Fund does not currently provide pension or retirement plan benefits to the Trustees.
(c) Mr. Macera retired as a Trustee from the Board of Trustees effective June 18, 2003.
(d) During the fiscal year ended September 30, 2004, Mr. Simpson deferred $xx of his compensation from the Fund, pursuant to the deferred compensation plan.
(e) During the fiscal year ended September 30, 2004 and the calendar year ended
        December 31, 2004, Mr. Theobald deferred $xx of his compensation from the Fund, and $xx of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Theobald's account under that plan was $xx.
(f) During the fiscal year ended September 30, 2004 and the calendar year ended
        December 31, 2004, Ms. Verville deferred $xx of her compensation from the Fund, and $xx of her total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Ms. Verville's account under that plan was $xx.

Role of the Board of Trustees
The Trustees of the Funds are responsible for the overall management and supervision of the Fund's affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with service providers for the Fund and review the Fund's performance. The Trustees have created several committees to perform specific functions for the Fund. Mr. Theobald was elected Chairman of the Board of Trustees of the Liberty Funds, Stein Roe Funds and Columbia Funds effective December, 2003.


Audit Committee
Ms. Verville and Messrs. Hacker, Stitzel and Woolworth are members of the Audit Committee of the Board of Trustees of the Funds. Prior to October 2003, Ms. Verville and Messrs. Hacker, Nelson and Neuhauser were members of the Audit Committee of the Board of Trustees of the Fund. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Funds and certain service providers. For the period October 1, 2003 through September 30, 2004, the Audit Committee convened ___ times.

Governance Committee
Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Verville and Messrs. Hacker, Lowry, Mayer and Theobald were members of the Governance Committee of the Board of Trustees of the Fund. The Governance Committee's functions include recommending to the Trustees nominees for independent Trustee positions and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Funds. For the period October 1, 2003 through September 30, 2004, the Governance Committee convened ___ times.


Advisory Fees & Expenses Committee
Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees & Expenses Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Kelly and Messrs. Mayer, Neuhauser, Stitzel and Theobald were members of the Advisory Fees and Expenses Committee of the Board of Trustees of the Fund. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. For the period October 1, 2003 through September 30, 2004, the Advisory Fees & Expenses Committee convened five times.


Compliance Committee

Ms. Kelly, Messrs. Nelson and Simpson and Ms. Verville are members of the Compliance Committee of the Board of Trustees of the Funds. Prior to August 10, 2004, Ms. Kelly, Mr. Nelson and Ms. Verville were members of the Compliance Committee of the Board of Trustees of the Funds. The Compliance Committee's functions include providing oversight of the monitoring processes and controls regarding the Trust. The Committee uses legal, regulatory and internal rules, policies, procedures and standards other than those relating to accounting matters and oversight of compliance by the Trust's investment adviser, principal underwriter and transfer agent. For the fiscal year ended September 30, 2004, the Compliance Committee convened XX times.


Investment Oversight Committees
Beginning in 2004, each Trustee of the Funds also began serving on an Investment Oversight Committee ("IOC"). Each IOC is responsible for monitoring, on an ongoing basis, a select group of funds in the Columbia Funds Complex and gives particular consideration to such matters as the Funds' adherence to their investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Funds attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each IOC meets four times a year. The following are members of the respective IOCs and the general categories of Funds which they review:

                                        w

        IOC #1: Messrs. Lowry, Mayer and Neuhauser are responsible for reviewing Funds in the following asset categories: Large Growth Diversified, Large Growth Concentrated, Small Growth, Outside Managed (i.e., sub-advised), Municipal and Bank Loan.


        IOC #2: Messrs. Hacker and and Ms. Verville are responsible for reviewing Funds in the following asset categories: Large Blend, Small Blend, Foreign Stock, Fixed Income - Multi Sector and Fixed Income - Core and Young Investor.


        IOC#3: Messrs. Theobald and Stitzel and Ms. Kelly are responsible for reviewing Funds in the following asset categories: Large Value, Mid Cap Value, Small Value, Asset Allocation, High Yield and Money Market.


        IOC#4: Messrs. Nelson, Simpson and Woolworth are responsible for reviewing Funds in the following asset categories:
                Large/Multi-Cap Blend, Mid Cap Growth, Small Growth, Asset Allocation, Specialty Equity, Taxable Fixed Income.

Share Ownership
The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2004 (i) in each Fund and (ii) in the Funds in the Columbia Funds Complex.



                            Dollar Range of Equity   Dollar Range of Equity   Dollar Range of Equity   Dollar Range of Equity
                           Securities Owned in the     Securities Owned in      Securities Owned in      Securities Owned in
    Name of Trustee         Asset Allocation Fund        the Growth Fund          the Value Fund         the Large Cap Fund
-----------------------    -----------------------   ----------------------   ----------------------   ----------------------
Disinterested Trustees
Douglas A. Hacker
Janet Langford Kelly
Richard W. Lowry
Charles R. Nelson
John J. Neuhauser
Patrick J. Simpson
Thomas E. Stitzel
Thomas C. Theobald
Anne-Lee Verville (a)
Richard L. Woolworth

Interested Trustees
William E. Mayer



                            Dollar Range of Equity   Dollar Range of Equity   Dollar Range of Equity   Dollar Range of Equity
                           Securities Owned in the     Securities Owned in      Securities Owned in      Securities Owned in
    Name of Trustee           International Fund       the Small Cap Fund     the Small Company Fund      the Dividend Fund
-----------------------    -----------------------   ----------------------   ----------------------   ----------------------
Disinterested Trustees
Douglas A. Hacker
Janet Langford Kelly
Richard W. Lowry
Charles R. Nelson
John J. Neuhauser
Patrick J. Simpson
Thomas E. Stitzel
Thomas C. Theobald
Anne-Lee Verville (a)
Richard L. Woolworth

Interested Trustees
William E. Mayer

                          Aggregate Dollar Range of Equity Securities
                           Owned in All Funds Overseen by Trustee in
Name of Trustee                     Columbia Funds Complex
----------------------   --------------------------------------------
Disinterested Trustees
Douglas A. Hacker
Janet Langford Kelly
Richard W. Lowry
Charles R. Nelson
John J. Neuhauser
Patrick J. Simpson
Thomas E. Stitzel
Thomas C. Theobald
Anne-Lee Verville (a)
Richard L. Woolworth

Interested Trustees
William E. Mayer



Ownership of the Funds
As of record on December 31, 2004, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of the Funds.

As of record on December 31, 2004, the following shareholders of record owned 5% or more of the shares of the classes of the Funds noted below:

                              Asset Allocation Fund

                                 Class A Shares


            Shareholder (name and address)      Share Balance   Percent of Class Total (%)
          -----------------------------------   -------------   --------------------------
          US Clearing Corp
          FBO 245-05958-10
          26 Broadway
          New York, NY 10004-1703

          US Clearing Corp
          FBO 131-92787-17
          26 Broadway
          New York, NY 10004-1703

          Clarence D. Williams
          443-5 St. Anns Avenue
          Apt. 11A
          Bronx, NY 10455

          Columbia Trust Company Rollover IRA
          George B. OOsterwijk
          306 W. El Norte Pkwy. #N410
          Escondido, CA 92026-1960


                                        y

                                 Class C Shares


            Shareholder (name and address)      Share Balance   Percent of Class Total (%)
          -----------------------------------   -------------   --------------------------
          Citigroup Global Markets Inc.
          00112C59463
          333 West 34th Street - 3rd Floor
          New York, NY 10001-2402

          US Clearing Corp
          FBO 236-99556-18
          26 Broadway
          New York, NY 10004-1703

          Raymond James & Assoc., Inc.
          FBO Edmonds Thomas
          Bin #47331326
          880 Carillon Parkway
          St. Petersburg, FL 33716-1100

          American Enterprise Investment Svcs
          FBO 555731661
          P.O. Box 9446
          Minneapolis, MN 55440-9446

          LPL Financial Services
          A/C 4594-0116
          9785 Towne Center Drive
          San Diego, CA 92121-1968


                                 Class Z Shares


            Shareholder (name and address)      Share Balance   Percent of Class Total (%)
          -----------------------------------   -------------   --------------------------
          Gales & Co
          Fleet Investment Services
          Mutual Funds Unit-NY/RO/TO4A
          159 East Main Street
          Rochester, NY 14638-0001

          Gales & Co
          Fleet Investment Services
          Mutual Funds Unit-NY/RO/TO4A
          159 East Main Street
          Rochester, NY 14638-0001


                                        z

                                   Growth Fund

                                 Class A Shares


          Shareholder (name and address)        Share Balance   Percent of Class Total (%)
          -----------------------------------   -------------   --------------------------
          Columbia Trust Company IRA
          Max Borten
          1301 Commonwealth Avenue
          West Newton, MA 02465-2912

          NFSC FEBO # 251-050660
          Elwood W.  Beebe TTEE
          Russell S. Tauscher TTEE
          The Philipp Manuf Co Retir Pl EM
          19 Ward Avenue
          Easthampton, MA 01027-2214

          NFSC FEBO # 251-050652
          Elwood W. Beebe TTEE
          Russell S. Tauscher TTEE 401K Pl
          The Philipp Manufacturing Co
          19 Ward Avenue
          Easthampton, MA 01027-2214

          Pershing LLC
          PO Box 2052
          Jersey City, NJ 07303-2052


                                 Class C Shares


            Shareholder (name and address)      Share Balance   Percent of Class Total (%)
          -----------------------------------   -------------   --------------------------
          Dean Witter for the Benefit of
          Disc Roger A. Shiffman TTEE
          PO Box 250 Church Street Station
          New York, NY 10008-0250

          US Clearing Corp
          FBO 195-04466-23
          26 Broadway
          New York, NY 10004-1703

          US Clearing Corp
          FBO 245-96575-12
          26 Broadway
          New York, NY 10004-1703

          US Clearing Corp
          FBO 247-02888-18
          26 Broadway
          New York, NY 10004-1703


                                       aa

                                 Class Z Shares


            Shareholder (name and address)      Share Balance   Percent of Class Total (%)
          -----------------------------------   -------------   --------------------------
          Amvescap National Trust Co as Agent
          For Fleet National Bank FBO
          FleetBoston Financial Savings Plus
          PO Box 105779
          Atlanta, GA 30348-5779

          Gales & Co
          Fleet Investment Services
          Mutual Funds Unit-NY/RO/TO4A
          159 E Main Street
          Rochester, NY 14638-0001

          Gales & Co
          Fleet Investment Services
          Mutual Funds Unit-NY/RO/TO4A
          159 E Main Street
          Rochester, NY 14638-0001

          Gales & Co
          Fleet Investment Services
          Mutual Funds Unit-NY/RO/TO4A
          159 E Main Street
          Rochester, NY 14638-0001


                                   Value Fund

                                 Class A Shares


            Shareholder (name and address)      Share Balance   Percent of Class Total (%)
          -----------------------------------   -------------   --------------------------
          Columbia Management Advisors Inc.
          Nominee for Various  Columbia Funds
          Attn Jane Howard FBO J. Seed
          245 Summer Street FL 3
          Boston, MA 02110-1129

          Pershing LLC
          PO Box 2052
          Jersey City, NJ 07303-2052


                                       bb

                                 Class B Shares


            Shareholder (name and address)      Share Balance   Percent of Class Total (%)
          -----------------------------------   -------------   --------------------------
          Jack B. Yeager TTEE
          Icon Inc.
          Defined Benefit Plan
          2429 Sunny Meadow Lane
          Vienna, VA 22181-3024

          Pershing LLC
          PO Box 2052
          Jersey City, NY 07303-2052

          UBS Financial Services Inc.
          Phillipe Berthet
          3 Motley Lane
          Charleston, SC 29401-2016


                                 Class C Shares


            Shareholder (name and address)      Share Balance   Percent of Class Total (%)
          -----------------------------------   -------------   --------------------------
          American Enterprise Investment Svcs
          FBO 169099881
          PO Box 9446
          Minneapolis, MN 55440-9446

          American Enterprise Investment Svcs
          FBO 169098141
          PO Box 9446
          Minneapolis, MN 55440-9446

          Bear Stearns Securities Corp.
          FBO 459-14706-14
          1 Metrotech Center North
          Brooklyn, NY 11201-3870

          First Clearing Corp
          A/C 4254-6999
          Siera N. Dennis CUST
          Lee C. Dennis Laws of GA
          2099 Comer Road
          Comer, GA 30629-6109

          LPL Financial Services
          A/C 6948-4160
          9785 Towne Centre Drive
          San Diego, CA 92121-1968

          Merrill Lynch Pierce Fenner & Smith
          For the Sole Benefit of
          Its Customers
          Attn Fund Administration
          4800 Deer Lake Drive E Fl 3
          Jacksonville, FL 32246-6484


                                       cc

                                 Class Z Shares


            Shareholder (name and address)      Share Balance   Percent of Class Total (%)
          -----------------------------------   -------------   --------------------------
          Gales & Co
          Fleet Investment Services
          Mutual Funds Unit-NY/RO/TO4A
          159 East Main Street
          Rochester, NY 14638-0001

          Gales & Co
          Fleet Investment Services
          Mutual Funds Unit-NY/RO/TO4A
          159 E Main Street
          Rochester, NY 14638-0001

          Gales & Co
          Fleet Investment Services
          Mutual Funds Unit-NY/RO/TO4A
          159 E Main Street
          Rochester, NY 14638-0001


                                 Large Cap Fund

                                 Class Z Shares


            Shareholder (name and address)      Share Balance   Percent of Class Total (%)
          -----------------------------------   -------------   --------------------------
          Gales & Co
          Fleet Investment Services
          Mutual Funds Unit-NY/RO/TO4A
          159 E Main St
          Rochester NY 14638-0001

          Gales & Co
          Fleet Investment Services
          Mutual Funds Unit-NY/RO/TO4A
          159 E Main St
          Rochester NY 14638-0001

          Gales & Co
          Fleet Investment Services
          Mutual Funds Unit-NY/RO/TO4A
          159 E Main St
          Rochester NY 14638-0001


                                       dd

                                 Class C Shares


            Shareholder (name and address)      Share Balance   Percent of Class Total (%)
          -----------------------------------   -------------   --------------------------
          US CLEARING CORP
          FBO 134-10437-17
          26 Broadway
          New York NY 10004-1703

          Larry G Stegall
          1006 Southweat  Dr
          Davidson NC 28036-9496

          Fun Y Chan
          Tommy Yuen JT WROS
          PO BOX 1911
          Arlington Hts IL 60006-1911

          American Enterprise Investment Svcs
          FBO 191549541
          PO BOX 9446
          Minneapolis MN 55440-9446


                               International Fund

                                 Class Z Shares


            Shareholder (name and address)      Share Balance   Percent of Class Total (%)
          -----------------------------------   -------------   --------------------------
          Gales & Co
          Fleet Investment Services
          Mutual Funds Unit-NY/RO/TO4A
          159 E Main St
          Rochester NY 14638-0001

          Gales & Co
          Fleet Investment Services
          Mutual Funds Unit-NY/RO/TO4A
          159 E Main St
          Rochester NY 14638-0001

          Gales & Co
          Fleet Investment Services
          Mutual Funds Unit-NY/RO/TO4A
          159 E Main St
          Rochester NY 14638-0001


                                       ee

                                 Class C Shares


            Shareholder (name and address)      Share Balance   Percent of Class Total (%)
          -----------------------------------   -------------   --------------------------
          NFSC FEBO # W81-084980
          NFS/FMTC IRA
          FBO J Timothy Stebbins
          1640 Black Fox Canyon Rd
          Henderson NV 89052-6938

          A G Edwards & Sons Inc FBO
          Elizabeth Wolf Paules
          TTEE U/A DTD 9/24/97
          A/C 0800-064562
          1 N Jefferson Ave
          Saint Louis MO 63103-2287

          LPL Financial Services
          A/C 6612-0038
          9785 Towne Centre Dr
          San Diego CA 92121-1968

          Zong Li Chen
          27 St Andrew Court
          Old Westbury NY 11568


                                 Class A Shares


            Shareholder (name and address)      Share Balance   Percent of Class Total (%)
          -----------------------------------   -------------   --------------------------
          Pershing LLC
          PO Box 2052
          Jersey City NJ 07303-2052

          American Enterprise Investment Svcs
          FBO 573612971
          PO Box 9446
          Minneapolis MN 55440-9446


                                 Class B Shares


            Shareholder (name and address)      Share Balance   Percent of Class Total (%)
          -----------------------------------   -------------   --------------------------
          US Clearing Corp
          FBO 111-14513-14
          26 Broadway
          New York NY 10004-1703

          Attn Cliff McCoy
          Wachovia Securities LLC FBO
          Housing Auth of the County
          Of Kings Employer RETR PL
          4-1-81
          Hanford CA 93232


                                       ff

                                 Small Cap Fund

                                 Class A Shares


            Shareholder (name and address)      Share Balance   Percent of Class Total (%)
          -----------------------------------   -------------   --------------------------
          Charles Schwab & Co. Inc.


                                 Class T Shares


            Shareholder (name and address)      Share Balance   Percent of Class Total (%)
          -----------------------------------   -------------   --------------------------
          Charles Schwab & Co
          Cust of Customers
          Attn: Mutual Funds
          101 Montgomery Street
          San Francisco, CA  94104-4122


                                 Class Z Shares


            Shareholder (name and address)      Share Balance   Percent of Class Total (%)
          -----------------------------------   -------------   --------------------------
          Fleet Investment Services Mutual
           Funds Unit
          159 E. Main Street
          Rochester, NY ###-##-####

          Fleet Investment Services Mutual
           Funds Unit
          159 E. Main Street
          Rochester, NY ###-##-####

          Fleet Investment Services Mutual
           Funds Unit
          159 E. Main Street
          Rochester, NY ###-##-####


                               Small Company Fund

                                 Class A Shares


            Shareholder (name and address)      Share Balance   Percent of Class Total (%)
          -----------------------------------   -------------   --------------------------
          U.S. Clearing Corp
          FBO 113-92691-10
          26 Broadway
          New York, NY 10004-1703


                                       gg

                                 Class B Shares


            Shareholder (name and address)      Share Balance   Percent of Class Total (%)
          -----------------------------------   -------------   --------------------------
          NFSC FEBO Terry Whitney IRA
          25 Sherwood Drive
          Brockport, NY 14420-1439

          NFSC FEBO Mark O. Nevarez & Janice
           Nevarez
          25 Sherwood Drive
          Brockport, NY 14420-1439

          NFSC FEBO Gunter P. Borrosch &
           Anna Mae
          Borrosch
          25 Sherwood Drive
          Brockport, NY 14420-1439

          Man Ping Jin
          14 Balmoral Cres.
          White Plains, NY 10607-2202


                                 Class C Shares


            Shareholder (name and address)      Share Balance   Percent of Class Total (%)
          -----------------------------------   -------------   --------------------------
          US Clearing Corp.
          26 Broadway
          New York, NY 10004-1703

          US Clearing Corp.
          26 Broadway
          New York, NY 10004-1703

          US Clearing Corp.
          26 Broadway
          New York, NY 10004-1703

          US Clearing Corp.
          26 Broadway
          New York, NY 10004-1703

          George Berger
          17 Wren Drive
          Hauppauge, NY 11788-1106

          LPL Financial Services
          9785 Towne Centre Drive
          San Diego, CA 92121-1968


                                       hh

                                 Class Z Shares


            Shareholder (name and address)      Share Balance   Percent of Class Total (%)
          -----------------------------------   -------------   --------------------------
          Gales & Co
          Fleet Investment Services
          Mutual Fund Unit-NY/RO/TO4A
          159 East Main Street
          Rochester, NY 14638-0001

          Gales & Co
          Fleet Investment Services
          Mutual Fund Unit-NY/RO/TO4A
          159 East Main Street
          Rochester, NY 14638-0001

          Gales & Co
          Fleet Investment Services
          Mutual Fund Unit-NY/RO/TO4A
          159 East Main Street
          Rochester, NY 14638-0001

          AMVESCAP National Trust Company AGE
          For Fleet National Bank FBO
          FleetBoston Financial Savings Plus
          PO Box 105779
          Atlanta, GA 30348-5779


                                  Dividend Fund

                                 Class A Shares


            Shareholder (name and address)      Share Balance   Percent of Class Total (%)
          -----------------------------------   -------------   --------------------------
          NFSC FEBO # APJ-183695
          Steven J Baum
          220 Northpointe Pkwy Ste G
          Amherst NY 14228-1894

          Pershing LLC
          P.O. Box 2052
          Jersey City NJ 07303-2052

          Fiserv Securities Inc
          FAO 13870712
          Attn: Mutual Funds
          One Commerce Square
          2005 Market Street Suite 1200
          Philadelphia PA 19103-7084

          LPL Financial Services
          A/C 7488-8811
          9785 Towne Centre Dr
          San Diego CA 92121-1968

                                 Class B Shares


            Shareholder (name and address)      Share Balance   Percent of Class Total (%)
          -----------------------------------   -------------   --------------------------
          American Enterprise Investment Svcs
          FBO 199476701
          PO Box 9446
          Minneapolis MN 55440-9446

          American Enterprise Investment Svcs
          FBO 169023141
          PO Box 9446
          Minneapolis MN 55440-9446


                                 Class C Shares


            Shareholder (name and address)      Share Balance   Percent of Class Total (%)
          -----------------------------------   -------------   --------------------------
          NFSC FEBO #N23-580864
          Larry D. Schroeder
          2064 Hopp Rd N
          Odessa, WA 99159-9806

          UBS Financial Services Inc. FBO
          UBS-FINSVC CUST FBO
          Cheryl Elston Bell
          PO Box 3321
          Weehawken, NJ 07086-8154

          US Clearing Corp
          FBO 976-14432-18
          26 Broadway
          New York, NY 10004-1703

          Raymond James & Assoc. Inc.
          FBO Slippey G
          BIN# 80636422
          880 Carillon Pkwy
          St Petersburg, FL 33716-1100

          UBS Financial Services Inc. FBO
          Elizabeth E Newhouse TTEE
          U/W Barbara H Ellis
          Elizabeth E Newhouse Trust
          5339 Auburn Rdg
          San Antonio TX 78249-3389

          LPL Financial Services
          A/C 4017-7906
          9785 Towne Centre Dr
          San Diego CA 92121-1968


                                       jj

                                 Class Z Shares


            Shareholder (name and address)      Share Balance   Percent of Class Total (%)
          -----------------------------------   -------------   --------------------------
          USB FBO PF# 89
          Willamette University
          97303871
          PO Box 1787
          Milwaukee WI 53201-1787

          USB FBO PF#335
          Tri-Met Pension Trust
          97310313
          PO Box 1787
          Milwaukee WI 53201-1787

          Board of TTEES Of the Intermountain
          Retail Store PF# 0186
          FBO Intermountain Retail Store Emp
          Pension Plan Attn: Richard Hepner
          201 Queen Anne Ave N Ste 100
          Seattle WA 98109-4824

          Meyer Memorial Trust PF#674
          C/O Wayne Pierson
          425 NW 10TH Ave Ste 400
          Portland OR 97209-3128

          Gales & Co
          Fleet Investment Services
          Mutual Funds Unit-NY/RO/TO4A
          159 E Main St
          Rochester NY 14638-0001

          Gales & Co
          Fleet Investment Services
          Mutual Funds Unit-NY/RO/TO4A
          159 E Main St
          Rochester NY 14638-0001

          USB FBO
          Oregon Retail Employees
          Pension Trust
          P.O.Box 1787
          Milwaukee WI 53201-1787

          Gales & Co
          Fleet Investment Services
          Mutual Funds Unit-NY/RO/TO4A
          159 E Main St
          Rochester NY 14638-0001


                                       kk

Sales Charges (dollars in thousands)
PFPC Distributors served as distributor for the Predecessor Funds until July 22, 2002. PFPC Distributors, an indirect wholly owned subsidiary of PNC Financial Services Group, is a registered broker-dealer with principal offices located at 400 Bellevue Parkway, Wilmington, Delaware 19809. Prior to January 2, 2001, Provident Distributors, Inc. ("PDI") served as distributor for the Predecessor Funds. Prior to December 1, 1999, First Data Distributors, Inc. ("FD Distributors"), a wholly-owned subsidiary of PFPC, served as distributor for the Predecessor Funds. During the fiscal year ended September 30, 2004, the eleven months ended September 30, 2003 and the last two fiscal years, CFD, PFPC Distributors, PDI and/or FD Distributors received sales charges as follows:

                                Class A Shares(a)

                              ASSET ALLOCATION FUND


                                                                                Eleven months
                                                                 Year ended         ended       Years ended October 31,
                                                                September 30,   September 30,   -----------------------
                                                                    2004           2003(b)          2002        2001
                                                                -------------   -------------   -----------   ---------
          Aggregate initial sales charges on Fund share sales                       $   53         $   0        $  0
          Initial sales charges retained by CFD                                          1             0           0
          Aggregate contingent deferred sales charges (CDSC)
           on Fund redemptions retained by CFD                                           0             0           0


                                Class B Shares(c)

                              ASSET ALLOCATION FUND


                                                                                Eleven months
                                                                 Year ended         ended       Years ended October 31,
                                                                September 30,   September 30,   -----------------------
                                                                    2004           2003(b)          2002        2001
                                                                -------------   -------------   -----------   ---------
          Aggregate CDSC on Fund redemptions retained by
           CFD, PFPC Distributors, PDI and/or FD Distributors                       $   2           $  2        $  1


                                Class C Shares(d)

                              ASSET ALLOCATION FUND


                                                                 Year ended
                                                                September 30,   Eleven months ended September 30,
                                                                     2004                   2003(b)
                                                                -------------   ---------------------------------
          Aggregate CDSC on Fund redemptions retained by CFD                                 $  0


                                Class G Shares(e)

                              ASSET ALLOCATION FUND


                                                                                Eleven months
                                                                 Year ended         ended       Years ended October 31,
                                                                September 30,   September 30,   -----------------------
                                                                    2004           2003(b)          2002        2001
                                                                -------------   -------------   -----------   ---------
          Aggregate CDSC on Fund redemptions retained by
           CFD, PFPC Distributors, PDI and/or FD Distributors                     $  239          $  333       $  399


                                Class T Shares(f)

                              ASSET ALLOCATION FUND


                                                                                Eleven months
                                                                 Year ended         ended       Years ended October 31,
                                                                September 30,   September 30,   -----------------------
                                                                    2004           2003(b)          2002        2001
                                                                -------------   -------------   -----------   ---------
          Aggregate initial sales charges on Fund share sales                     $   2            $  123       $  440
          Aggregate  CDSC on Fund  redemptions  retained  by
           CFD, PFPC Distributors, PDI and/or FD Distributors                        24                 0            0


                                       ll

(a) On November 18, 2002, the Galaxy Asset Allocation Fund, Prime A shares were redesignated Class A shares.
(b) The Asset Allocation Fund changed its fiscal year end from October 31 to September 30 in 2003.
(c) On November 18, 2002, the Galaxy Asset Allocation Fund, Prime B shares were redesignated Class B shares.
(d)     Class C shares were initially offered on November 18, 2002.
(e) On November 18, 2002, the Galaxy Asset Allocation Fund, Retail B shares were redesignated Class G shares.
(f) On November 18, 2002, the Galaxy Asset Allocation Fund, Retail A shares were redesignated Class T shares.

                                Class A Shares(a)
                                   GROWTH FUND


                                                                      Eleven months
                                                       Year ended         ended       Years ended October 31,
                                                      September 30,   September 30,   -----------------------
                                                          2004           2003(b)          2002        2001
                                                      -------------   -------------   -----------   ---------
Aggregate initial sales charges on Fund share sales                     $     143       $     0      $    0
Initial sales charges retained by CFD                                           2             0           0
Aggregate contingent deferred sales charges (CDSC)
 on Fund redemptions retained by CFD                                            0             0           0


                                Class B Shares(c)
                                   GROWTH FUND


                                                                      Eleven months
                                                       Year ended         ended       Years ended October 31,
                                                      September 30,   September 30,   -----------------------
                                                          2004           2003(b)          2002        2001
                                                      -------------   -------------   -----------   ---------
Aggregate CDSC on Fund redemptions retained by CFD,
 PFPC Distributors, PDI and/or FD Distributors                           $  (a)          $  (a)       $  (a)


(a)     Rounds to less than one.

                                Class C Shares(d)
                                   GROWTH FUND


                                                       Year ended
                                                      September 30,   Eleven months ended September 30,
                                                          2004                     2003(b)
                                                      -------------   ---------------------------------
Aggregate CDSC on Fund redemptions retained by CFD                                 $  0


                                Class G Shares(e)
                                   GROWTH FUND


                                                                      Eleven months
                                                       Year ended         ended       Years ended October 31,
                                                      September 30,   September 30,   -----------------------
                                                          2004           2003(b)          2002        2001
                                                      -------------   -------------   -----------   ---------
Aggregate CDSC on Fund redemptions retained by CFD,
 PFPC Distributors, PDI and/or FD Distributors                             166           $  205       $ 344


                                Class T Shares(f)
                                   GROWTH FUND


                                                                      Eleven months
                                                       Year ended         ended       Years ended October 31,
                                                      September 30,   September 30,   -----------------------
                                                          2004           2003(b)          2002        2001
                                                      -------------   -------------   -----------   ---------
Aggregate initial sales charges on Predecessor
 Fund share sales                                                        $    5          $  302       $  584
Aggregate CDSC on Fund redemptions retained by CFD,
 PFPC Distributors, PDI and/or FD Distributors                               23               0            0


                                       mm

(a) On November 18, 2002, the Galaxy Equity Growth Fund, Prime A shares were redesignated Class A shares.
(b) The Growth Fund changed its fiscal year end from October 31 to September 30 in 2003.
(c) On November 18, 2002, the Galaxy Equity Growth Fund, Prime B shares were redesignated Class B shares.
(d)     Class C shares were initially offered on November 18, 2002.
(e) On November 18, 2002, the Galaxy Equity Growth Fund, Retail B shares were redesignated Class G shares.
(f) On November 18, 2002, the Galaxy Equity Growth Fund, Retail A shares were redesignated Class T shares.

                                Class A Shares(b)
                                   VALUE FUND


                                                       Year ended     Eleven months ended
                                                      September 30,      September 30,
                                                          2004              2003(a)
                                                      -------------   -------------------
Aggregate initial sales charges on Fund share sales                          $   39
Initial sales charges retained by CFD                                           (b)
Aggregate contingent deferred sales charges (CDSC)
 on Fund redemptions retained by CFD                                              0


(a) Class A Shares were not offered by the Value Fund during the last three fiscal years.
(b)     Rounds to less than one.

                                Class B Shares(c)

                                   VALUE FUND


                                                       Year ended     Eleven months ended
                                                      September 30,      September 30,
                                                          2004              2003(a)
                                                      -------------   -------------------
Aggregate CDSC on Fund redemptions retained
 by CFD, PFPC Distributors, PDI and/or FD Distributors                       $   0


        (a) Class B Shares were not offered by the Value Fund during the last three fiscal years.

                                Class C Shares(d)

                                   VALUE FUND


                                                       Year ended     Eleven months ended
                                                      September 30,      September 30,
                                                          2004              2003(a)
                                                      -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CFD                           $   0


                                Class G Shares(e)

                                   VALUE FUND


                                                                      Eleven months
                                                       Year ended         ended       Years ended October 31,
                                                      September 30,   September 30,   -----------------------
                                                          2004           2003(a)          2002        2001
                                                      -------------   -------------   -----------   ---------
Aggregate CDSC on Predecessor Fund redemptions
 received by PFPC Distributors, PDI and/or FD
 Distributors                                                          $   31,158      $  37,493    $  64,007


                                Class T Shares(f)

                                   VALUE FUND


                                                                      Eleven months
                                                       Year ended         ended       Years ended October 31,
                                                      September 30,   September 30,   -----------------------
                                                          2004           2003(a)          2002        2001
                                                      -------------   -------------   -----------   ---------
Aggregate initial sales charges on Fund share sales                    $    1,343      $      78    $     131
Aggregate CDSC on Fund redemptions retained by CFD,
 PFPC Distributors, PDI and/or FD Distributors                                  0              0            0


                                       nn

                                 Class A Shares

                                 LARGE CAP FUND


                                                                      Eleven months
                                                       Year ended         ended       Years ended October 31,
                                                      September 30,   September 30,   -----------------------
                                                          2004           2003(a)          2002        2001
                                                      -------------   -------------   -----------   ---------
Initial sales charges retained by CFD                                  $    3,735      $      7     $     463
Aggregate contingent deferred sales charges (CDSC)
 on Fund redemptions  retained by CFD                                           0             0             0


                                 Class B Shares

                                 LARGE CAP FUND


                                                                      Eleven months
                                                       Year ended         ended       Years ended October 31,
                                                      September 30,   September 30,   -----------------------
                                                          2004            2003           2002         2001
                                                      -------------   -------------   -----------   ---------
Aggregate CDSC on Predecessor Fund redemptions
 received by CFD                                                       $      901      $    794     $      80


                                Class C Shares(b)

                                 LARGE CAP FUND


                                                       Year ended     Eleven months ended
                                                      September 30,      September 30,
                                                          2004              2003
                                                      -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CFD                           $   0


                                Class G Shares(c)

                                 LARGE CAP FUND


                                                                      Eleven months
                                                       Year ended         ended       Years ended October 31,
                                                      September 30,   September 30,   -----------------------
                                                          2004            2003           2002         2001
                                                      -------------   -------------   -----------   ---------
Aggregate CDSC on Predecessor Fund redemptions
 received by                                                           $   91,350      $  162,795   $ 132,046


                                Class T Shares(d)

                                 LARGE CAP FUND


                                                                      Eleven months
                                                       Year ended         ended       Years ended October 31,
                                                      September 30,   September 30,   -----------------------
                                                          2004            2003           2002         2001
                                                      -------------   -------------   -----------   ---------
Aggregate initial sales charges on Fund share sales                    $    1,654      $ 122,240    $ 184,258
Aggregate CDSC on Fund redemptions retained by CFD,
 PFPC Distributors, PDI and/or FD Distributors                                  0              0            0


(a) The Fund changed its fiscal year end from October 31 to September 30 in 2003.
(b) On December 9, 2002, the Fund's, Prime A shares were redesignated Class A shares.
(c) On December 9, 2002, the Fund's, Prime B shares were redesignated Class B shares.
(d)     Class C shares were initially offered on December 9, 2002.
(e) On December 9, 2002, the Fund's, Retail B shares were redesignated Class G shares.
(f) On December 9, 2002, the Fund's, Retail A shares were redesignated Class T shares.

                                       oo

                                 Class A Shares

                               INTERNATIONAL FUND


                                                                      Eleven months
                                                       Year ended         ended       Years ended October 31,
                                                      September 30,   September 30,   -----------------------
                                                          2004            2003           2002         2001
                                                      -------------   -------------   -----------   ---------
Aggregate initial sales charges on Fund share sales                    $      497      $        0    $      0


                                 Class B Shares

                               INTERNATIONAL FUND


                                                                      Eleven months
                                                       Year ended         ended       Years ended October 31,
                                                      September 30,   September 30,   -----------------------
                                                          2004            2003           2002         2001
                                                      -------------   -------------   -----------   ---------
Aggregate CDSC on Fund redemptions received by CFD                     $      276      $    2,630    $     84


                                 Class C Shares

                               INTERNATIONAL FUND


                                                       Year ended     Eleven months ended
                                                      September 30,      September 30,
                                                          2004               2003
                                                      -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CFD                           $   0


                                 Class G Shares

                               INTERNATIONAL FUND


                                                                      Eleven months
                                                       Year ended         ended       Years ended October 31,
                                                      September 30,   September 30,   -----------------------
                                                          2004           2003(a)         2002         2001
                                                      -------------   -------------   -----------   ---------
Aggregate CDSC on Fund redemptions received by CFD,                    $   13,354      $  122,240   $ 184,258


                                 Class T Shares

                               INTERNATIONAL FUND


                                                                      Eleven months
                                                       Year ended         ended       Years ended October 31,
                                                      September 30,   September 30,   -----------------------
                                                          2004           2003(a)         2002         2001
                                                      -------------   -------------   -----------   ---------
Aggregate initial sales charges on Fund share sales                    $      251      $   72,794   $ 227,881
Aggregate CDSC on Fund redemptions retained by CFD,
 PFPC Distributors, PDI and/or FD Distributors                         $    7,820      $   19,699   $  32,216


(a) The Asset Allocation Fund changed its fiscal year end from October 31 to September 30 in 2003.
(b) On November 18, 2002, the Fund's, Prime A shares were redesignated Class A shares.
(c) On November 18, 2002, the Fund's, Prime B shares were redesignated Class B shares.
(d)     Class C shares were initially offered on November 18, 2002.
(e) On November 18, 2002, the Fund's Retail B shares were redesignated Class G shares.
(f) On November 18, 2002, the Fund's, Retail A shares were redesignated Class T shares.

                                Class A Shares(a)

                                 SMALL CAP FUND


                                                                      Eleven months
                                                       Year ended         ended       Years ended October 31,
                                                      September 30,   September 30,   -----------------------
                                                          2004           2003(b)         2002         2001
                                                      -------------   -------------   -----------   ---------
Aggregate initial sales charges on Fund share sales                    $      563      $      5         (c)
Initial sales charges retained by CFD                                          58             0          0
Aggregate  contingent  deferred sales charges (CDSC)
 on Fund redemptions retained by CFD                                            7             0          0


                                       pp

                                Class B Shares(d)

                                 SMALL CAP FUND


                                                                      Eleven months
                                                       Year ended         ended       Years ended October 31,
                                                      September 30,   September 30,   -----------------------
                                                          2004           2003(b)         2002         2001
                                                      -------------   -------------   -----------   ---------
Aggregate CDSC on Predecessor Fund redemptions
 received by PFPC Distributors, PDI and/or
 FD Distributors                                                         $  5             (c)         $  2


                                Class C Shares(e)

                                 SMALL CAP Fund


                                                       Year ended     Eleven months ended
                                                      September 30,      September 30,
                                                          2004               2003(b)
                                                      -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CFD                           (c)


                                Class G Shares(f)

                                 SMALL CAP FUND


                                                                      Eleven months
                                                       Year ended         ended       Years ended October 31,
                                                      September 30,   September 30,   -----------------------
                                                          2004           2003(b)         2002         2001
                                                      -------------   -------------   -----------   ---------
Aggregate CDSC on Predecessor Fund redemptions
received by PFPC Distributors, PDI and/or FD
 Distributors                                                            $  27           $  17        $  10


                                Class T Shares(g)

                                 SMALL CAP FUND


                                                                      Eleven months
                                                       Year ended         ended       Years ended October 31,
                                                      September 30,   September 30,   -----------------------
                                                          2004           2003(b)         2002         2001
                                                      -------------   -------------   -----------   ---------
Aggregate initial sales charges on Predecessor
 Fund share sales                                                       $   10          $  423        $  127
Aggregate CDSC on Fund redemptions retained by CFD,
 PFPC Distributors, PDI and/or FD Distributors                               2               0             0


(a) On November 18, 2002, the Galaxy Small Cap Value Fund, Prime A shares were redesignated Class A shares.
(b) The Small Cap Fund changed its fiscal year end from October 31 to September 30 in 2003.
(c)     Rounds to less than one.
(d) On November 18, 2002, the Galaxy Small Cap Value Fund, Prime B shares were redesignated Class B shares.
(e)     Class C shares were initially offered on November 18, 2002.
(f) On November 18, 2002, the Galaxy Small Cap Value Fund, Retail B shares were redesignated Class G shares.
(g) On November 18, 2002, the Galaxy Small Cap Value Fund, Retail A shares were redesignated Class T shares.

                                Class A Shares(a)

                               SMALL COMPANY FUND


                                                       Year ended     Eleven months ended
                                                      September 30,      September 30,
                                                          2004               2003(b)
                                                      -------------   -------------------
Aggregate initial sales charges on Fund share sales                        $  23,726
Initial sales charges retained by CFD                                             (c)
Aggregate contingent deferred sales charges (CDSC)
 on Fund redemptions retained by CFD                                               0


                                       qq

                                Class B Shares(d)

                               SMALL COMPANY FUND


                                                       Year ended     Eleven months ended
                                                      September 30,      September 30,
                                                          2004               2003(b)
                                                      -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CFD                             (c)
Class B Shares were not offered by the Small Company
 Fund during the last three fiscal years.


                                Class C Shares(e)

                               SMALL COMPANY FUND


                                                       Year ended     Eleven months ended
                                                      September 30,      September 30,
                                                          2004               2003(b)
                                                      -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CFD                           $    0


                                Class G Shares(f)

                               SMALL COMPANY FUND


                                                                      Eleven months     Fiscal period ended
                                                       Year ended         ended              October 31,
                                                      September 30,   September 30,   -----------------------
                                                          2004           2003(b)         2002         2001
                                                      -------------   -------------   -----------   ---------
Aggregate CDSC on Predecessor Fund redemptions
 received by PFPC Distributors, PDI and/or FD
 Distributors                                                            $   13          $ 21         $ 34


                                Class T Shares(g)

                               SMALL COMPANY FUND


                                                                      Eleven months     Fiscal period ended
                                                       Year ended         ended              October 31,
                                                      September 30,   September 30,   -----------------------
                                                          2004           2003(b)         2002         2001
                                                      -------------   -------------   -----------   ---------
Aggregate initial sales charges on Fund share sales                      $   (c)         $  47        $ 75
Aggregate CDSC on Fund redemptions retained by CFD,
 PFPC Distributors, PDI and/or FD Distributors                                 6             0           0


(a) On November 18, 2002, the Galaxy Small Company Equity Fund, Prime A shares were redesignated Class A shares.
(b) The Small Company Fund changed its fiscal year end from October 31 to September 30 in 2003.
(c)     Rounds to less than one.
(d) On November 18, 2002, the Galaxy Small Company Equity Fund, Prime B shares were redesignated Class B shares.
(e)     Class C shares were initially offered on November 18, 2002.
(f) On November 18, 2002, the Galaxy Small Company Equity Fund, Retail B shares were redesignated Class G shares.
(g) On November 18, 2002, the Galaxy Small Company Equity Fund l Retail A shares were redesignated Class T shares.

                                Class A Shares(b)

                                  DIVIDEND FUND


                                                       Year ended     Eleven months ended
                                                      September 30,      September 30,
                                                          2004               2003(a)
                                                      -------------   -------------------
Aggregate initial sales charges on Fund share sales
Initial sales charges retained by CFD                                        $    1
Aggregate contingent deferred sales charges (CDSC)
 on Fund redemptions retained by CFD                                         $    0


                                       rr

                                Class B Shares(b)

                                  DIVIDEND FUND


                                                       Year ended     Eleven months ended
                                                      September 30,      September 30,
                                                          2004               2003(a)
                                                      -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CFD                           $  101


                                Class C Shares(b)

                                  DIVIDEND FUND


                                                       Year ended     Eleven months ended
                                                      September 30,      September 30,
                                                          2004               2003
                                                      -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CFD                           $ 1,563


                               Class G Shares(c)

                                  DIVIDEND FUND


                                                                      Eleven months
                                                       Year ended         ended       Years ended October 31,
                                                      September 30,   September 30,   -----------------------
                                                          2004           2003(a)         2002         2001
                                                      -------------   -------------   -----------   ---------
Aggregate CDSC on Fund redemptions received by PFPC
 Distributors, PDI and/or FD Distributors                              $   30,195      $  45,798     $ 5,728


                                Class T Shares(d)

                                  DIVIDEND FUND


                                                                      Eleven months
                                                       Year ended         ended       Years ended October 31,
                                                      September 30,   September 30,   -----------------------
                                                          2004           2003(a)         2002         2001
                                                      -------------   -------------   -----------   ---------
Aggregate initial sales charges on Predecessor
 Fund share sales                                                      $    1,167      $  59,920     $ 26,558
Aggregate  CDSC on Fund redemptions retained by CFD,
 PFPC Distributors, PDI and/or FD Distributors                                  0              0            0


(a) The Fund changed its fiscal year end from October 31 to September 30 in 2003.
(b)     Classes A, B and C shares were initially offered on November 25, 2002.
(b) On November 25, 2002, the Fund's Retail B shares were redesignated Class G shares.
(d) On November 25, 2002, the Fund's Retail A shares were redesignated Class T shares.


12b-1 Plan, Shareholder Servicing Plan, CDSCs and Conversion of Shares All of the Funds offer Class A, Class B, Class C, Class G, Class T and Class Z shares. The Funds may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the Act. Under the Plan, the Funds pay CFD monthly a service fee at an annual rate of 0.25% of each Fund's average daily net assets attributed to Class A, B and C shares. The Funds also pay CFD monthly a distribution fee at an annual rate of 0.10% of each Fund's average daily net assets attributed to Class A shares and 0.75% of each Fund's average daily net assets attributed to Class B and Class C shares. For the current fiscal year, CFD intends to limit aggregate 12b-1 fees for Class A shares to 0.25%. The Funds also may pay CFD distribution and service fees up to a maximum of 1.15% of such Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services,). For the current fiscal year, the Fund's payments under the Plan for each of shareholder liaison services and administrative support services will be limited to 0.95% (on an annualized basis) of the average daily net asset value of Class G shares owned of record or beneficially by customers of institutions. Such limitations may be revoked at any time. CFD may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of CFD's expenses, CFD may realize a profit from the fees.

The Plan authorizes any other payments by the Funds to CFD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares.


                                       ss

The Trustees believe the Plan could be a significant factor in the growth and retention of the Funds' assets resulting in more advantageous expense ratios and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.

Class T shares of the Funds are subject to a shareholder servicing fee pursuant to a Shareholder Servicing Plan. Under the Shareholder Servicing Plan, a Fund may enter into agreements with institutions pursuant to which an institution agrees to provide certain administrative and support services to its customers who are the beneficial owners of Class T shares. Services provided by such institutions to their customers include aggregating and processing purchase and redemption requests and placing net purchase and redemption orders. In return for providing these services, the Fund agrees to pay each institution a fee at an annual rate of up to 0.50%, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services of the average daily net assets attributable to Class T shares owned beneficially by the institution's customers. Current service arrangements are limited to payments of 0.30% for the Funds.

Under the Shareholder Servicing Plan, the Trustees must review, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which those expenditures were made. The initial term of the Shareholder Servicing Plan is one year and it will continue in effect from year to year after its initial one-year term provided that its continuance is specifically approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Shareholder Servicing Plan or in any agreement related to it. Any material amendment to the Shareholder Servicing Plan must be approved in the same manner. The Shareholder Servicing Plan is terminable at any time with respect to any Fund by a vote of a majority of the Independent Trustees. While the Shareholder Servicing Plan is in effect, only the Independent Trustees may select and nominate any future Independent Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within a certain number of years after purchase depending on the program you purchased your shares under. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class G shares are offered at net asset value and are subject to a CDSC if redeemed within a certain number of years after purchase depending on when you purchased your shares that were exchanged for Class G shares. Class T shares are offered at net asset value plus varying sales charges which may include a CDSC. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectuses.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.

A certain number of years, depending on when you purchased your shares that were exchanged for Class G shares, after the end of the month in which you purchased your shares that were exchanged for Class G shares, such Class G shares and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class T shares having an equal value, which are not subject to the distribution fee. See Part 2 of this Statement of Additional Information for the CDSCs and conversion schedules applicable to Class G shares received in exchange for Retail B shares purchased or acquired prior to January 1, 2001.

                                       tt

Sales-related expenses (dollars in thousands) of CFD relating to the Funds for the fiscal year ended September 30, 2004, were (a):


                              ASSET ALLOCATION FUND


                                                 Class A     Class B     Class C     Class G     Class T
                                                Shares(a)   Shares(b)   Shares(c)   Shares(d)   Shares(e)
                                                ---------   ---------   ---------   ---------   ---------
Fees to FSFs
Cost of sales material relating to the Fund
 (including printing and mailing expenses)
Allocated travel, entertainment and other
 promotional expenses (including advertising)


(a) On November 18, 2002, the Galaxy Asset Allocation Fund, Prime A shares were redesignated Class A shares.
(b) On November 18, 2002, the Galaxy Asset Allocation Fund, Prime B shares were redesignated Class B shares.
(c)     Class C shares were initially offered on November 18, 2002.
(d) On November 18, 2002, the Galaxy Asset Allocation Fund, Retail B shares were redesignated Class G shares.
(e) On November 18, 2002, the Galaxy Asset Allocation Fund, Retail A shares were redesignated Class T shares.
(f)     Rounds to less than one.

                                   GROWTH FUND


                                                 Class A     Class B     Class C     Class G     Class T
                                                Shares(a)   Shares(b)   Shares(c)   Shares(d)   Shares(e)
                                                ---------   ---------   ---------   ---------   ---------
Fees to FSFs
Cost of sales material relating to the Fund
 (including printing and mailing expenses)
Allocated travel, entertainment and other
 promotional expenses (including advertising)


(a) On November 18, 2002, the Galaxy Equity Growth Fund, Prime A shares were redesignated Class A shares.
(b) On November 18, 2002, the Galaxy Equity Growth Fund, Prime B shares were redesignated Class B shares.
(c)     Class C shares were initially offered on November 18, 2002.
(d) On November 18, 2002, the Galaxy Equity Growth Fund, Retail B shares were redesignated Class G shares.
(e) On November 18, 2002, the Galaxy Equity Growth Fund, Retail A shares were redesignated Class T shares. (f) Rounds to less than one.

                                   VALUE FUND


                                                 Class A     Class B     Class C     Class G     Class T
                                                Shares(a)   Shares(b)   Shares(c)   Shares(d)   Shares(e)
                                                ---------   ---------   ---------   ---------   ---------
Fees to FSFs
Cost of sales material relating to the Fund
 (including printing and mailing expenses)
Allocated travel, entertainment and other
 promotional expenses (including advertising)


(a)     Class A shares were initially offered on November 25, 2002.
(b)     Class B shares were initially offered on November 25, 2002.
(c)     Class C shares were initially offered on November 25, 2002.
(d) On November 25, 2002, the Galaxy Value Fund, Retail B shares were redesignated Class G shares.
(e) On November 25, 2002, the Galaxy Value Fund, Retail A shares were redesignated Class T shares.
(f)     Rounds to less than one.

                                       uu

                                 LARGE CAP FUND


                                                 Class A     Class B     Class C     Class G     Class T
                                                 Shares       Shares      Shares      Shares      Shares
                                                ---------   ---------   ---------   ---------   ---------
Fees to FSFs
Cost of sales material relating to the Fund
 (including printing and mailing expenses)
Allocated travel, entertainment and other
 promotional expenses (including advertising)


(a)     Rounds to less than one.

                               INTERNATIONAL FUND


                                                 Class A     Class B     Class C     Class G     Class T
                                                 Shares       Shares      Shares      Shares      Shares
                                                ---------   ---------   ---------   ---------   ---------
Fees to FSFs
Cost of sales material relating to the Fund
 (including printing and mailing expenses)
Allocated travel, entertainment and other
 promotional expenses (including advertising)


(a)     Rounds to less than one.

                                 SMALL CAP FUND


                                                 Class A     Class B     Class C     Class G     Class T
                                                Shares(a)   Shares(b)   Shares(c)   Shares(d)   Shares(e)
                                                ---------   ---------   ---------   ---------   ---------
Fees to FSFs
Cost of sales material relating to the Fund
 (including printing and mailing expenses)
Allocated travel, entertainment and other
 promotional expenses (including advertising)


(a) On November 18, 2002, the Galaxy Small Cap Value Fund, Prime A shares were redesignated Class A shares.
(b) On November 18, 2002, the Galaxy Small Cap Value Fund, Prime B shares were redesignated Class B shares.
(c)     Class C shares were initially offered on November 18, 2002.
(d) On November 18, 2002, the Galaxy Small Cap Value Fund, Retail B shares were redesignated Class G shares.
(e) On November 18, 2002, the Galaxy Small Cap Value Fund, Retail A shares were redesignated Class T shares.

                               SMALL COMPANY FUND


                                                 Class A     Class B     Class C     Class G     Class T
                                                Shares(a)   Shares(a)   Shares(a)   Shares(b)   Shares(c)
                                                ---------   ---------   ---------   ---------   ---------
Fees to FSFs
Cost of sales material relating to the Fund
 (including printing and mailing expenses)
Allocated travel, entertainment and other
 promotional expenses (including advertising)


(a)     Classes A, B and C were initially offered on November 18, 2002.
(b) On November 18, 2002, the Galaxy Small Company Equity Fund, Retail B shares were redesignated Class G shares.
(c) On November 18, 2002, the Galaxy Small Company Equity Fund, Retail A shares were redesignated Class T shares.
(e)     Rounds to less than one.

                                  DIVIDEND FUND


                                                 Class A     Class B     Class C     Class G     Class T
                                                 Shares       Shares      Shares      Shares      Shares
                                                ---------   ---------   ---------   ---------   ---------
Fees to FSFs
Cost of sales material relating to the Fund
 (including printing and mailing expenses)
Allocated travel, entertainment and other
 promotional expenses (including advertising)


(a)     Rounds to less than one.

CUSTODIAN OF THE FUNDS
State Street Bank & Trust Company, located at 2 Avenue De Lafayette, Boston, MA 02111-2900, is the Funds' custodian. The custodian is responsible for safeguarding the Funds' cash and securities, receiving and delivering securities and collecting the Funds' interest and dividends.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING OF THE FUND

[ ], located at 125 High Street, Boston, Massachusetts 02110-2624, are the Fund's independent registered public accounting firm accountants, providing audit and tax return review preparation services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings for the fiscal year ended September 30, 2004. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included, in reliance upon the report of [ ], given on the authority of said firm as experts in accounting and auditing.

[ ], located at 200 Clarendon Street, Boston, MA 02116, were the independent auditors for the Predecessor Galaxy Funds for the eleven months ended September 30, 2003 and the fiscal years ended on or after October 31, 1999. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included, in reliance upon the report of [ ], for the eleven months in the period ended September 30, 2003 and for the years ended October 31, 2002, 2001, and 2000.


                                       ww

PART C.  OTHER INFORMATION

Columbia Asset Allocation Fund (CAAF)
Columbia Disciplined Value Fund (CDVF)
Columbia Dividend Income Fund (CDIF)
Columbia Growth Stock Fund (CGSF)
Columbia International Equity Fund (CIEF)
Columbia Large Cap Fund (CLCF)
Columbia Large Cap Growth Fund (CLCGF)
Columbia Small Cap Fund (CSCF)
Columbia Small Company Equity Fund (CSCEF)
Columbia Young Investor Fund (CYIF)

ITEM 23. EXHIBITS [Note: As used herein, the term "PEA" refers to a post-effective amendment to the Registration Statement of the Registrant on Form N-1A under the Securities Act of 1933, No. 33-11351.]

(a)(1) Amended and Restated Agreement and Declaration of Trust as amended on 7/28/2000. (Exhibit (a) to PEA #68)*

(a)(2) Amendment to the Agreement and Declaration of Trust dated October 13, 2003. (Exhibit (a)(2) to PEA #84)*

(b) By-Laws of Registrant dated January 8, 1987 as amended through August 11, 2004.(1)

(c)    Form of Specimen of Share Certificate - filed as Exhibit 4 in Part C,
       Item 24(b) of Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of Columbia Funds Trust IV (filed under former name Liberty Funds Trust IV),(File Nos. 2-62492 and 811-2865), filed with the Commission on or about March 21, 1997, and is hereby incorporated by reference and made a part of this Registration Statement.

(d)(1) Management Agreement between Registrant and Columbia Management Advisors, Inc. dated November 1, 2003 (CAAF, CIEF, CSCF, CSCEF, CDIF, CDVF, CLCCF and CLCGF). (Exhibit (d)(1) to PEA #84)*

(d)(2) Management Agreement between Registrant and Columbia Management Advisors, Inc. dated November 1, 2003 (CGSF and CYIF). (Exhibit (d)(2) to PEA #84)*

(e)(1) Underwriting Agreement between Registrant and Columbia Funds Distributor, Inc., dated November 1, 2003. (Exhibit (e)(1) to PEA #84)*

(e)(2) Specimen copy of selected dealer agreement. (Exhibit 6(b) to PEA #40.)*

(e)(3) Shareholder Services Plan between Registrant and Columbia Management Advisors, Inc. dated November 1, 2002 (Class T Shares) (Exhibit (e)(3) to PEA #84)*.

(e)(4) Form of Class T Shares Servicing Agreement between

       Registrant and Columbia Management Advisors, Inc. dated November 1, 2002. (Exhibit (e)(4) to PEA #84)*

(f)    None.

(g)(1) Custodian Contract between Registrant and State Street Bank and Trust Company dated October 10, 2001 - filed as Exhibit (g) in Part C, Item 23 of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Columbia Funds Trust II (filed under former name Liberty Funds Trust II) (File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001, and is hereby incorporated by reference and made a part of this Registration Statement.

(g)(2) Appendix A to the Custodian Contract between Registrant and State Street Bank and Trust Company - filed as Exhibit (j)(2) in Part C, Item 24(2) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-2 of Columbia Floating Rate Fund (File Nos. 333-51466 and 811-08953), filed with the Commission on or about December 17, 2003, and is hereby incorporated by reference and made part of this Registration Statement.

(h)(1) Amended and Restated Agency Agreement between Registrant and Columbia Funds Services, Inc. dated November 1, 2003. (Exhibit (h)(1) to PEA #84)*

(h)(2) Amended and Restated Accounting and Bookkeeping Agreement between Registrant and Columbia Management Advisors, Inc. dated November 1, 2003
       - filed as Exhibit (h)(2) in Part C, Item 23 of Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A of Columbia Funds Trust VIII (File Nos. 33-02633 and 811-4552), filed with the Commission on or about February 25, 2004, and is hereby incorporated by reference and made a part of this Registration Statement

(h)(3) Schedule A to Amended and Restated Accounting and Bookkeeping Agreement between Registrant and Columbia Management Advisors, Inc. dated November 1, 2003 - filed as Exhibit (h)(3) in Part C, Item 23 of Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A of Columbia Funds Trust VIII (File Nos. 33-02633 and 811-4552), filed with the Commission on or about February 25, 2004, and is hereby incorporated by reference and made a part of this Registration Statement

(h)(4) Appendix I to Amended and Restated Accounting and Bookkeeping Agreement between the Registrant and Columbia Management Advisors, Inc. dated November 1, 2003 - filed as Exhibit (h)(4) in Part C, Item 23 of Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A of Columbia Funds Trust VIII (File Nos. 33-02633 and 811-4552), filed with the Commission on or about February 25, 2004, and is hereby incorporated by reference and made a part of this Registration Statement

(h)(5) Administrative Agreement between Registrant and Columbia Management Advisors, Inc. dated November 1, 2003. (Exhibit (h)(3) to PEA #84)*

(h)(6) Administrative Services Plan adopted by Registrant on February 10, 2004 (Class R Shares). (Exhibit (h)(6) to PEA #85)*

(h)(7) Agreement and Plan of Reorganization with respect to, among others, Columbia Large Cap Growth Fund, Columbia Value Fund, Columbia Small Cap Fund and Columbia Small Company Equity Fund - filed as Appendix A to the Proxy Statement of The Galaxy Fund (File No. 811-4636), filed with the Commission on or about August 22, 2002, and is hereby incorporated by reference and made a part of the Registration Statement.

(h)(8) Agreement and Plan of Reorganization with respect to Columbia Asset Allocation Fund - filed as Appendix A of the Combined Prospectus and Proxy Statement relating to the Acquisition of the Assets and Liabilities of the Galaxy Asset Allocation Fund by and in Exchange for Shares of the Columbia Asset Allocation Fund contained in Post-Effective Amendment No. 1 to the Registration Statement on From N-14 of the Registrant (File Nos. 333-91980 and 811-4978), filed with the Commission on or about August 23, 2002, and is hereby incorporated by reference and made a part of this Registration Statement.

(h)(9) Agreement and Plan of Reorganization with respect to Columbia Asset Allocation Fund - filed as Appendix A of the Combined Prospectus and Proxy Statement relating to the Acquisition of the Assets and Liabilities of the Stein Roe Balanced Fund by and in Exchange for Shares of the Columbia Asset Allocation Fund contained in Post-Effective Amendment No. 1 to the Registration Statement on Form N - 14 of the Registrant (File Nos. 333-91980 and 811-4978), filed with the Commission on or about August 23, 2002, and is hereby incorporated by reference and made a part of this Registration Statement.

(h)(10) Agreement and Plan of Reorganization with respect to Columbia Dividend Income Fund - filed as Appendix A of the Combined Prospectus and Proxy Statement relating to the Acquisition of the Assets and Liabilities of Each of the Galaxy Equity Income Fund and the Galaxy Strategic Equity Fund by and in Exchange for Shares of the Columbia Dividend Income Fund contained in Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 of the Registrant (Filed Nos. 333-91980 and 811-4978), filed with the Commission on or about August 23, 2002, and is hereby incorporated by reference and made a part of this Registration Statement.

(h)(11) Agreement and Plan of Reorganization with respect to Columbia Large Cap Core Fund filed as Appendix A of the Combined Prospectus and Proxy Statement relating to the Acquisition of the Assets and Liabilities of Each of the Galaxy Large Cap Value Fund and the Galaxy Growth & Income Fund by and in Exchange for Shares of the Columbia Large Cap Core Fund contained in Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 of the Registrant (File

        Nos. 333-91980 and 811-4978), filed with the Commission on or about August 23, 2002, and is hereby incorporated by reference and made a part of this Registration Statement.

(h)(12) Credit Facility with State Street Bank and Trust Company dated July
        23, 2004 - filed as exhibit (h)(7) in Part C, Item 23 of Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of Columbia Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about July 29, 2004, and is hereby incorporated by reference and made part of this Registration Statement

(i)(1)  Opinions and Consents of Ropes & Gray. (Exhibit 10(a) to PEA #34).*

(i)(2) Opinion and Consent of Ropes & Gray, LLP with respect to Columbia Asset Allocation Fund, Columbia Disciplined Value Fund, Liberty Large Cap Core Fund, Columbia International Equity Fund, Columbia Small Cap Fund, Columbia Small Company Equity Fund, Columbia Dividend Income Fund and Columbia Large Cap Growth Fund. (Exhibit to PEA # 81)*

(i)(3)  Opinion and Consent of Bell, Boyd & Lloyd LLC (1)

(j)(1)  Consent of Morningstar, Inc. (Exhibit 11(b) to PEA #34).*

(j)(2)  Consent of PricewaterhouseCoopers LLP.(1)

(k)     Not Applicable.

(l)     Not Applicable.

(m)(1) Rule 12b-1 Plan Distribution Plan dated August 3, 1999, as amended and restated on June 19, 2001, July 1, 2002, November 4, 2002 and on November 1, 2003 and on May 11, 2004 - filed as Exhibit (m)(1) in Part C, Item 23 of Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A of Columbia Funds Trust VIII (File Nos. 33-02633 and 811-4552), filed with the Commission on or about July 29, 2004, and is hereby incorporated by reference and made a part of this Registration Statement

(m)(2) Appendix 1 to Rule 12b-1 Distribution Plan dated May 11, 2004 - filed as Exhibit (m)(2) in Part C, Item 23 of Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A of Columbia Funds Trust VIII (File Nos. 33-02633 and 811-4552), filed with the Commission on or about July 29, 2004, and is hereby incorporated by reference and made a part of this Registration Statement

(n)     Not Applicable.

(o) Rule 18f-3 Plan amended and restated as of November 1, 2003 and February 17, 2004. (Exhibit (n) to PEA #85)*

(p) Code of Ethics of Columbia Management Advisors, Inc., the Funds and Columbia Funds Distributor, Inc., as revised November 13, 2003 - filed as Exhibit (p) in Part C, Item 24 (2)of Post-Effective Amendment No. 6 to the Registration Statement on Form N-2 of Columbia Floating Rate Fund (File Nos. 333-51466 and 811-8953), filed with the Commission on or about December 17, 2003, and is hereby incorporated by reference and made a part of this Registration Statement.

Power of Attorney for: Douglas A. Hacker, Janet Langford Kelly, Richard W. Lowry, William E. Mayer, Charles R. Nelson, John J. Neuhauser, , Patrick J. Simpson, Thomas E. Stitzel, Thomas C. Theobald, Anne-Lee Verville and Richard L. Woolworth - filed in Part C, Item 24(2) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-2 of Columbia Floating Rate Fund (File Nos. 333-51466 and 811-8953), filed with the Commission on or about December 17, 2003 and is hereby incorporated by reference and made a part of this Registration Statement

------------------
(*)   Incorporated by reference.

(1)   To be filed by Amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

None.

ITEM 25.  INDEMNIFICATION.

Article Tenth of the Agreement and Declaration of Trust of Registrant (Exhibit
(a)), which Article is incorporated herein by reference, provides that Registrant shall provide indemnification of its trustees and officers (including each person who serves or has served at Registrant's request as a director, officer, or trustee of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) ("Covered Persons") under specified circumstances.

Section 17(h) of the Investment Company Act of 1940 ("1940 Act") provides that neither the Agreement and Declaration of Trust nor the By-Laws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In accordance with Section 17(h) of the 1940 Act, Article Tenth shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Unless otherwise permitted under the 1940 Act, (i) Article Tenth does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office; (ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, no indemnification is permitted under Article Tenth unless a determination that such person was not so liable is made on behalf of Registrant by (a) the vote of a majority of the trustees who are neither "interested persons" of Registrant, as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceeding ("disinterested, non-party trustees"), or (b) an independent legal counsel as expressed in a written opinion; and (iii) Registrant will not advance attorneys' fees or other expenses incurred by a Covered Person in connection with a civil or criminal action, suit or proceeding unless Registrant receives an undertaking by or on behalf of the Covered Person to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and (a) the Covered Person provides security for his undertaking, or (b) Registrant is insured against losses arising by reason of any lawful advances, or (c) a majority of the disinterested, non- party trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily available facts (as opposed to a full trial- type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Any approval of indemnification pursuant to Article Tenth does not prevent the recovery from any Covered Person of any amount paid to such

Covered Person in accordance with Article Tenth as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in, or not opposed to, the best interests of Registrant or to have been liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Article Tenth also provides that its indemnification provisions are not exclusive.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant, its trustees and officers, its investment adviser, the other investment companies advised by the advisor, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits, or proceedings. Registrant will not pay any portion of the premiums for coverage under such insurance that would (1) protect any trustee or officer against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (2) protect its investment advisor or principal underwriter, if any, against any liability to Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its duties and obligations under its contract or agreement with the Registrant; for this purpose the Registrant will rely on an allocation of premiums determined by the insurance company.

Pursuant to the indemnification agreement among the Registrant, its transfer agent and its investment adviser dated July 1, 1995, the Registrant, its trustees, officers and employees, its transfer agent and the transfer agent's directors, officers and employees are indemnified by Registrant's investment advisor against any and all losses, liabilities, damages, claims and expenses arising out of any act or omission of the Registrant or its transfer agent performed in conformity with a request of the investment adviser that the transfer agent and the Registrant deviate from their normal procedures in connection with the issue, redemption or transfer of shares for a client of the investment adviser.

Registrant, its trustees, officers, employees and representatives and each person, if any, who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933 are indemnified by the distributor of Registrant's shares (the "distributor"), pursuant to the terms of the distribution agreement, which governs the distribution of Registrant's shares, against any and all losses, liabilities, damages, claims and expenses arising out of the acquisition of any shares of the Registrant by any person which (i) may be based upon any wrongful act by the distributor or any of the distributor's directors, officers, employees or representatives or (ii) may be based upon any untrue or alleged untrue statement of a material fact contained in a registration statement, prospectus, statement of additional information, shareholder report or other information covering shares of the Registrant filed or made public by the Registrant or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement therein not misleading if such statement or omission was made in reliance upon information furnished to the Registrant by the distributor in writing. In no case does the distributor's indemnity indemnify an indemnified party against any liability to which such indemnified party would otherwise be subject by reason of willful misfeasance, bad faith, or negligence in the performance of its or his duties or by reason of its or his reckless disregard of its or his obligations and duties under the distribution agreement.

Item  26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

The business and other connections of the officers and directors of Columbia Management Advisors, Inc. are listed on the Form ADV of Columbia Management Advisors, Inc. as currently on file with the Commission (File No. 801-5930).

ITEM 27. PRINCIPAL UNDERWRITERS.

(a) Columbia Funds Distributor, Inc. (CFDI), a subsidiary of Columbia Management Advisors, Inc., is the Registrant's principal underwriter. CFDI acts in such capacity for each series of Columbia Funds Trust I, Columbia Funds Trust II, Columbia Funds Trust III, Columbia Funds Trust IV, Columbia Funds Trust V, Columbia Funds Trust VI, Columbia Funds Trust VII,Liberty Variable Investment Trust, SteinRoe Variable Investment Trust, Columbia Funds Trust VIII, Columbia Funds Trust IX, Columbia Funds Trust XI, Columbia Floating Rate Fund, Columbia Floating Rate Advantage Fund, Columbia Institutional Floating Rate Income Fund, Columbia Acorn Trust, Wanger Advisors Trust, Galaxy Fund and for Columbia Balanced Fund, Inc., Columbia Common Stock Fund, Inc., Columbia Daily Income Company, Inc., Columbia Fixed Income Securities Fund, Inc., Columbia Growth Fund, Inc., Columbia High Yield Fund, Inc., Columbia International Stock Fund, Inc., Columbia National Municipal Bond Fund, Inc., Columbia Oregon Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Short Term Bond Fund, Inc., Columbia Small Cap Growth Fund,
      Inc., Columbia Mid Cap Growth Fund, Inc., Columbia Strategic Investor
      Fund Inc.and Columbia Technology Fund, Inc.


(b)   The  table  below  lists  each   director  or  officer  of  the  principal
      underwriter named in the answer to Item 20.

(1)                 (2)                   (3)

                    Position and Offices  Positions and
Name and Principal  with Principal        Offices with
Business Address*   Underwriter           Registrant
------------------  -------------------   --------------

Ahmed, Yakob           V.P.                  None

Aldi, Andrew           V.P.                  None

Anderson, Judith       V.P.                  None

Ash, James             V.P.                  None

Babbitt, Debra         Sr. V.P. and          None
                       Comp. Officer

Banks, Keith           Director              None

Ballou, Rick           Sr. V.P.              None

Bartlett, John         Managing Director     None

Blumenfeld, Alexander  V.P.                  None

Bozek, James           Sr. V.P.              None

Brown, Beth            Sr. V.P.              None

Claiborne, Douglas     Sr. V.P.              None

Climer, Quentin        V.P.                  None

Conley, Brook          V.P.                  None

Cook, Edward           V.P.                  None

Denny, Jeffrey         V.P.                  None

Desilets, Marian       V.P.                  Asst. Secretary

Devaney, James         Sr. V.P.              None

DiMaio, Stephen        V.P.                  None

Doyle, Matthew         V.P.                  None

Emerson, Kim P.        Sr. V.P.              None

Evans, C. Frazier      Managing Director     None

Feldman, David         Managing Director     None

Feloney, Joseph        Sr. V.P.              None

Ferullo, Jeanne        V.P.                  None

Fisher, James          V.P.                  None

Ford, David            V.P.                  None

Froude, Donald         Director/President    None

Gentile, Russell       V.P.                  None

Goldberg, Matthew      Sr. V.P.              None

Grace, Anthony         V.P.                  None

Gubala, Jeffrey        V.P.                  None

Guenard, Brian         V.P.                  None

Helwig, Kevin          V.P.                  None

Hodgkins, Joseph       Sr. V.P.              None

Iudice, Jr., Philip    Treasurer and CFO     None

Jones, Cynthia         V.P.                  None

Kelley, Terry M.       V.P.                  None

Lynch, Andrew          Managing Director     None

Lynn, Jerry            V.P.                  None

Marcelonis, Sheila     V.P.                  None

Martin, Peter          Sr. V.P.              None

McCombs, Gregory       Sr. V.P.              None

Miller, Anthony        V.P.                  None

Miller, Greg           V.P.                  None

Moberly, Ann R.        Sr. V.P.              None

Morse, Jonathan        V.P.                  None

Nickodemus, Paul       V.P.                  None

Owen, Stephanie        V.P.                  None

Penitsch, Marilyn      V.P.                  None

Piken, Keith           Sr. V.P.              None

Ratto, Gregory         V.P.                  None

Reed, Christopher B.   Sr. V.P.              None

Ross, Gary             Sr. V.P.              None

Schug, Derek           V.P.                  None

Schulman, David        Sr. V.P.              None

Scully-Power, Adam     V.P.                  None

Sellers, Gregory       V.P.                  None

Shea, Terence          V.P.                  None

Sideropoulos, Lou      Sr. V.P.              None

Sinatra, Peter         V.P.                  None

Sprieck, Susan         V.P.                  None

Studer, Eric           Sr. V.P.              None

Sullivan, Paul         V.P.                  None

Waldron, Thomas        V.P.                  None

Walsh, Brian           V.P.                  None

Wess, Valerie          Sr. V.P.              None

Yates, Susan           V.P.                  None

--------------------------
* The address for each individual is One Financial Center, Boston, MA 02111.


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

Person maintaining physical possession of accounts, books and other documents required to be maintained by section 31(a) of the Investment Company Act of 1940 and the Rules thereunder include Registrant's Secretary, Registrant's investment advisor, Columbia Management Advisors, Inc., Registrant's principal underwriter, Columbia Funds Distributor, Inc., Registrant's transfer and dividend disbursing agent, Columbia Funds Services, Inc. and the Registrant's custodian, State Street Bank and Trust Company. The address for each person except the Registrant's investment advisor and custodian is One Financial Center, Boston, MA 02111-2621. The Registrant's investment advisor's address is 100 Federal Street, Boston, MA 02110. The Registrant's custodian's address is 2 Avenue de Lafayette, Boston, MA 02111-2900.

ITEM 29. MANAGEMENT SERVICES.

See Item 15, Part A and Item 13, Part B

ITEM 30. UNDERTAKINGS.

Not Applicable.

                               ******************

                                     NOTICE

A copy of the Agreement and Declaration of Trust, as amended, of Columbia Funds Trust XI is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration is not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Columbia Funds Trust XI , has duly caused this Post-Effective Amendment No. 86 to its Registration Statement under the Securities Act of 1933 and Amendment No. 87 to its Registration Statement under the Investment Company Act of 1940, to be signed in this City of Boston, and the Commonwealth of Massachusetts on this 16TH day of December, 2004.

                                       COLUMBIA FUNDS TRUST XI

                                       By: /s/CHRISTOPHER L. WILSON
                                              Christopher L. Wilson, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in their capacities and on the date indicated:

Signature                        Title                   Date
------------------------    ---------------------   --------------

/s/CHRISTOPHER L. WILSON    President,                      December 16, 2004
   Christopher L. Wilson    (chief executive officer)

/s/J. KEVIN CONNAUGHTON     Treasurer,                      December 16, 2004
   J. Kevin Connaughton     (principal financial officer)

/s/MICHAEL G. CLARKE        Chief Accounting Officer,       December 16, 2004
   Michael G. Clarke        (principal accounting officer)

DOUGLAS A. HACKER*                        Trustee
-------------------------------
Douglas A. Hacker

JANET LANGFORD KELLY*                     Trustee
-------------------------------
Janet Langford Kelly

RICHARD W. LOWRY*                         Trustee
-------------------------------
Richard W. Lowry

WILLIAM E. MAYER*                         Trustee    */s/VINCENT P. PIETROPAOLO
-------------------------------                          Vincent P. Pietropaolo
William E. Mayer                                         Attorney-in-fact
                                                         December 16, 2004


DR. CHARLES R. NELSON*                    Trustee
-------------------------------
Dr. Charles R. Nelson

JOHN J. NEUHAUSER*                        Trustee
-------------------------------
John J. Neuhauser

PATRICK J. SIMPSON*                       Trustee
-------------------------------
Patrick J. Simpson

THOMAS E. STITZEL*                        Trustee
-------------------------------
Thomas E. Stitzel

THOMAS C. THEOBALD*                       Trustee
-------------------------------
Thomas C. Theobald

ANNE-LEE VERVILLE*                        Trustee
-------------------------------
Anne-Lee Verville

RICHARD L. WOOLWORTH*                     Trustee
-------------------------------
Richard L. Woolworth